UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21977

                                                     Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                                                  Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                                         Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of November 30, 2018 is set forth below.

Schedule of Investments(a)

Invesco S&P High Income Infrastructure ETF (GHII)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.7%
	Energy - 30.5%
60,128	Enagas SA (Spain)	$1,652,300
46,958	Enbridge, Inc. (Canada)	1,542,537
15,913	Gaztransport Et Technigaz SA (France)	1,189,155
65,091	Gibson Energy, Inc. (Canada)	1,045,590
108,139	Inter Pipeline Ltd. (Canada)	1,737,905
282,795	Nordic American Tankers Ltd.	834,245
40,157	Pembina Pipeline Corp. (Canada)	1,353,573
88,523	SemGroup Corp., Class A	1,436,728
194,450	Ship Finance International Ltd. (Norway)	2,523,961
415,428	Snam SpA (Italy)	1,820,796
42,449	Targa Resources Corp.	1,894,499

		17,031,289

	Industrials - 13.5%
11,096,894	Hutchison Port Holdings Trust (Hong Kong)	2,885,192
67,799	Macquarie Infrastructure Corp.	2,827,218
285,522	Sydney Airport (Australia)	1,417,817
504,914	Yuexiu Transport Infrastructure Ltd. (China)	378,085

		7,508,312

	Utilities - 55.7%
113,997	AltaGas Ltd. (Canada)	1,239,378
111,777	APA Group (Australia)	718,301
50,884	Atlantica Yield PLC (Spain)	998,344
832,705	AusNet Services (Australia)	939,488
41,950	Capital Power Corp. (Canada)	861,031
660,325	Centrica PLC (United Kingdom)	1,160,557
4,090,396	China Power International Development Ltd. (China)	956,512
565,996	China Resources Power Holdings Co. Ltd. (China)	1,071,854
66,189	Clearway Energy, Inc., Class C	1,208,611
174,718	Contact Energy Ltd. (New Zealand)	704,481
241,138	EDP-Energias de Portugal SA (Portugal)	842,839
27,613	Emera, Inc. (Canada)	926,597
55,027	Endesa SA (Spain)	1,226,149
59,047	Engie SA (France)	830,351
37,149	Fortum Oyj (Finland)	774,361
889,139	HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)(b)	852,128
122,723	Infratil Ltd. (New Zealand)	306,003
97,131	Just Energy Group, Inc. (Canada)	414,365
983,987	Keppel Infrastructure Trust (Singapore)	329,908
398,654	Mercury NZ Ltd. (New Zealand)	972,116
85,815	National Grid PLC (United Kingdom)	911,954
43,285	Northland Power, Inc. (Canada)	727,550
89,166	Pattern Energy Group, Inc., Class A	1,844,845
121,340	Power Assets Holdings Ltd. (Hong Kong)	821,777
34,917	PPL Corp.	1,068,111
43,154	Red Electrica Corp. SA (Spain)	929,094
354,446	REN - Redes Energeticas Nacionais SGPS SA (Portugal)	966,382
20,621	SCANA Corp.	962,176
689,682	Spark Infrastructure Group (Australia)	1,183,555
66,135	SSE PLC (United Kingdom)	924,402

74,813	Suez (France)	$1,111,780
94,729	Superior Plus Corp., Class Common Subscription Receipt (Canada)	741,240
71,469	TransAlta Renewables, Inc. (Canada)	601,176
95,184	United Utilities Group PLC (United Kingdom)	923,470

		31,050,886

	Total Common Stocks (Cost $59,206,880)	55,590,487

	Money Market Fund - 0.0%
20,985	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $20,985)	20,985

	Total Investments in Securities (Cost $59,227,865)-99.7%	55,611,472
	Other assets less liabilities-0.3%	162,145

	Net Assets-100.0%	$55,773,617

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2018 represented 1.53% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

This Fund has holdings greater than 10% of net assets in the following country:

Canada	20.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Shipping ETF (SEA)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.5%
	Belgium - 4.6%
297,141	Euronav NV	$2,597,301

	Bermuda - 10.8%
144,953	Golar LNG Ltd.	3,861,548
182,919	Teekay Corp.	806,673
107,675	Teekay LNG Partners LP	1,457,919

		6,126,140

	China - 6.2%
2,890,380	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares	1,562,318
4,860,400	COSCO SHIPPING Holdings Co. Ltd., H-Shares(a)	1,975,027

		3,537,345

	Denmark - 20.5%
8,224	AP Moller - Maersk A/S, Class B	11,703,298

	Germany - 2.0%
36,209	Hapag-Lloyd AG(b)	1,165,973

	Hong Kong - 5.8%
8,452,859	Pacific Basin Shipping Ltd.	1,890,235
148,334	Seaspan Corp.	1,410,656

		3,300,891

	Japan - 16.8%
108,543	Kawasaki Kisen Kaisha Ltd.(a)	1,559,081
168,290	Mitsui OSK Lines Ltd.	3,955,667
237,786	Nippon Yusen K.K.	4,035,347

		9,550,095

	Monaco - 10.5%
157,371	Costamare, Inc.	834,066
83,711	GasLog Ltd.	1,737,841
65,413	GasLog Partners LP	1,505,153
909,970	Scorpio Tankers, Inc.	1,883,638

		5,960,698

	Norway - 5.7%
171,016	Golden Ocean Group Ltd.	1,181,751
157,986	Ship Finance International Ltd.	2,050,659

		3,232,410

	South Korea - 5.6%
480,419	Hyundai Merchant Marine Co. Ltd.(a)	1,620,040
387,215	Pan Ocean Co. Ltd.(a)	1,582,091

		3,202,131

	United Kingdom - 4.3%
106,244	Golar LNG Partners LP	1,290,865
57,760	KNOT Offshore Partners LP	1,157,510

		2,448,375

	United States - 6.7%
251,893	DHT Holdings, Inc.	1,138,556
68,397	Matson, Inc.	2,691,422

		3,829,978

	Total Investments in Securities (Cost $65,752,666) - 99.5%	56,654,635
	Other assets less liabilities - 0.5%	307,015

	Net Assets - 100.0%	$56,961,650

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2018 represented 2.05% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Solar ETF (TAN)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Construction & Engineering - 1.8%
24,377,800	China Singyes Solar Technologies Holdings Ltd. (China)(b)	$5,023,059

	Containers & Packaging - 2.4%
493,672,848	Beijing Enterprises Clean Energy Group Ltd. (China)(c)	6,623,729

	Electrical Equipment - 15.2%
2,688,689	Enphase Energy, Inc.(c)	14,518,920
1,206,124	Sunrun, Inc.(c)	17,669,717
1,868,059	Vivint Solar, Inc.(c)	10,218,283

		42,406,920

	Equity REITs - 4.7%
572,041	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	13,071,137

	Independent Power & Renewable Electricity Producers - 23.8%
607,685	Atlantica Yield PLC (Spain)	11,922,779
1,802,481	Encavis AG (Germany)	12,102,297
169,247,684	GCL New Energy Holdings Ltd. (China)(c)	6,271,837
1,837,677	Scatec Solar ASA (Norway)(d)	15,785,236
1,854,538	Solaria Energia y Medio Ambiente SA (Spain)(c)	8,504,194
1,040,114	TerraForm Power, Inc., Class A	11,961,311

		66,547,654

	Semiconductors & Semiconductor Equipment - 52.0%
860,563	Canadian Solar, Inc. (Canada)(c)	14,543,515
355,250	Daqo New Energy Corp. ADR (China)(c)	9,279,130
449,744	First Solar, Inc.(c)	19,991,121
149,273,676	GCL-Poly Energy Holdings Ltd. (China)(c)	10,300,327
936,426	JinkoSolar Holding Co. Ltd. ADR (China)(c)	10,834,449
19,505,269	Meyer Burger Technology AG (Switzerland)(c)	14,521,359
79,234,498	REC Silicon ASA(c)	6,235,057
381,079	SMA Solar Technology AG (Germany)	7,982,320
397,607	SolarEdge Technologies, Inc.(c)	15,478,841
1,817,494	SunPower Corp.(c)	12,449,834
62,647,240	Xinyi Solar Holdings Ltd. (China)	23,455,440

		145,071,393

	Total Common Stocks & Other Equity Interests (Cost $313,767,538)	278,743,892

	Money Market Fund - 0.1%
263,609	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(e) (Cost $263,609)	263,609

	Total Investments in Securities (Cost $314,031,147) - 100.0%	279,007,501

Other assets less liabilities - (0.0)%	$(102,741)

Net Assets - 100.0%	$278,904,760

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2018 represented 5.66% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

This Fund has holdings greater than 10% of net assets in the following country:

China	25.7%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco 1-30 Laddered Treasury ETF (PLW)

November 30, 2018

(Unaudited)

Principal Amount		Value
	Long-Term Investments - 95.5%
	U.S. Treasury Securities - 95.5%
	U.S. Treasury Bonds - 92.1%
$4,048,200	8.500%, 02/15/2020	$4,320,505
3,921,200	7.875%, 02/15/2021	4,342,116
3,759,300	7.125%, 02/15/2023	4,390,598
3,850,800	6.250%, 08/15/2023	4,423,381
3,482,300	7.625%, 02/15/2025	4,412,523
3,704,700	6.000%, 02/15/2026	4,442,890
3,505,800	6.625%, 02/15/2027	4,440,041
3,524,900	6.125%, 11/15/2027	4,384,163
3,736,700	5.250%, 02/15/2029	4,460,248
3,354,300	6.250%, 05/15/2030	4,388,171
10,823,900	5.375%, 02/15/2031	13,366,882
11,303,500	4.500%, 02/15/2036	13,382,505
3,639,100	4.750%, 02/15/2037	4,450,932
3,798,700	4.375%, 02/15/2038	4,459,021
4,261,400	3.500%, 02/15/2039	4,452,747
3,655,800	4.625%, 02/15/2040	4,434,228
3,576,600	4.750%, 02/15/2041	4,419,616
4,538,400	3.125%, 02/15/2042	4,420,774
4,551,800	3.125%, 02/15/2043	4,414,713
4,185,000	3.625%, 02/15/2044	4,410,271
5,154,500	2.500%, 02/15/2045	4,418,574
5,181,900	2.500%, 02/15/2046	4,422,529
4,680,700	3.000%, 02/15/2047	4,413,754
4,682,000	3.000%, 02/15/2048	4,404,829

		123,876,011

	U.S. Treasury Notes - 3.4%
4,645,200	2.000%, 02/15/2022	4,527,165

	Total Long-Term Investments (Cost $139,555,592)	128,403,176

	Short-Term Investments - 3.3%
	U.S. Treasury Securities - 3.2%
	U.S. Treasury Bonds - 3.2%
4,258,200	8.875%, 02/15/2019 (Cost $4,319,228)	4,313,189

Number of Shares
	Money Market Fund - 0.1%
83,590	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(a) (Cost $83,590)	83,590

	Total Short-Term Investments (Cost $4,402,818)	4,396,779

	Total Investments in Securities (Cost $143,958,410) - 98.8%	132,799,955
	Other assets less liabilities - 1.2%	1,571,845

	Net Assets - 100.0%	$134,371,800

Notes to Schedule of Investments:

(a)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco California AMT-Free Municipal Bond ETF (PWZ)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 99.2%
	Ad Valorem Property Tax - 22.3%
$775,000	California State Ref. Ser. 12	5.000%	02/01/2038	$832,916
1,500,000	California State Ref. Ser. 15	5.000	08/01/2035	1,684,650
1,000,000	California State Various Purpose Ser. 09	5.500	11/01/2039	1,031,100
1,540,000	California State Various Purpose Ser. 09	6.000	11/01/2039	1,595,070
1,965,000	California State Various Purpose Ser. 13	5.000	11/01/2043	2,149,219
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	871,824
4,750,000	Chabot-Las Positas California Community College District (Election 2016) Ser. 17A	4.000	08/01/2047	4,851,460
2,000,000	Chaffey California Joint Union High School District (Election 2012) Ser. 15B	5.000	08/01/2044	2,229,500
1,500,000	Coachella Valley California Unified School District (2005 Election) Ser. 16E AGM	4.000	08/01/2045	1,528,530
2,745,000	Contra Costa California Community College District (Election of 2006) Ser. 13	5.000	08/01/2038	3,039,017
2,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	2,047,720
250,000	Los Angeles California Community College District (2008 Election) Ser. 17J	4.000	08/01/2041	255,777
1,000,000	Los Angeles California Community College District Ref. Ser. 16	5.000	08/01/2036	1,143,860
1,215,000	Los Angeles California Community College District Ref. Ser.16	4.000	08/01/2037	1,263,029
1,000,000	Los Angeles California Unified School District (Election 2008) Ser. 18B-1	5.000	07/01/2038	1,153,260
3,000,000	Madera California Unified School District Election 2014 Ser. 17	4.000	08/01/2046	3,044,160
5,000,000	Marin California Healthcare District (Election 2013) Ser. 17A	5.000	08/01/2041	5,718,300
3,000,000	Morgan Hill California Unified School District (Election 2012) Ser. 17B	4.000	08/01/2047	3,066,300
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	1,129,238
1,000,000	San Diego California Community College District (Election of 2006) Ser. 13	5.000	08/01/2043	1,105,720
1,000,000	San Diego California Unified School District (Election 2012) Ser. 13C	5.000	07/01/2035	1,110,620
1,000,000	San Diego California Unified School District (Election 2012) Ser. 16F	5.000	07/01/2040	1,129,060
13,535,000	San Diego California Unified School District (Election 2012) Ser. 17I	5.000	07/01/2041	15,443,841
3,000,000	San Diego California Unified School District (Election 2012) Ser. 17I	5.000	07/01/2047	3,390,510
5,000,000	San Rafael California High School District (Election 2015) Ser. 18B	4.000	08/01/2047	5,137,550
1,000,000	Simi Valley California Unified School District (Election 2016) Ser. 17A	4.000	08/01/2046	1,025,870

				66,978,101

	College & University Revenue - 8.1%
1,500,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	1,667,625
2,000,000	California State Educational Facilities Auth. (University of San Francisco) Rev. Ser. 18A	5.000	10/01/2053	2,204,260
1,000,000	California State Municipal Financing Auth. (Pomona College) Rev. Ref. Ser. 17A	5.000	01/01/2048	1,137,160
1,500,000	California State University Systemwide Rev. Ref. Ser. 16A	5.000	11/01/2045	1,674,105
500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2037	569,955
2,940,000	California State University Systemwide Rev. Ser. 12A	5.000	11/01/2037	3,227,914
3,000,000	California State University Systemwide Rev. Ser. 18A	5.000	11/01/2048	3,401,070
1,500,000	California Statewide Communities Development Auth. Student Housing (University of California, Irvine Campus Apartments Phase IV) Rev. Ser. 17A	5.000	05/15/2047	1,624,485
745,000	University of California (Limited Project) Rev. Ser. 12G(a)	5.000	05/15/2022	823,538
755,000	University of California (Limited Project) Rev. Ser. 12G	5.000	05/15/2037	814,328
1,500,000	University of California (Limited Project) Rev. Ser. 18O	5.000	05/15/2058	1,669,170
1,500,000	University of California General Rev. Ser. 13AI	5.000	05/15/2038	1,642,275
1,500,000	University of California General Rev. Ser. 18AZ	5.000	05/15/2048	1,693,785
2,000,000	University of California Rev. Ser. 17AV	5.250	05/15/2042	2,301,080

				24,450,750

	Electric Power Revenue - 4.4%
2,500,000	Los Angeles California Department of Water & Power (Power System) Rev. Ref. Ser. 16A	5.000	07/01/2046	2,778,325
4,445,000	Los Angeles California Department of Water & Power (Power System) Rev. Ser. 12B	5.000	07/01/2043	4,813,224
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 14D	5.000	07/01/2039	1,111,090
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 15E	5.000	07/01/2044	1,103,490

Schedule of Investments

$1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 16B	5.000%	07/01/2042	$1,672,350
1,500,000	Los Angeles California Department of Water & Power System Rev. Ser. 17A	5.000	07/01/2042	1,689,210

				13,167,689

	General Fund - 4.3%
2,000,000	California State Ser. 16	5.000	09/01/2046	2,234,900
1,000,000	California State Various Purpose Ref. Ser. 16	5.000	09/01/2036	1,136,060
2,585,000	California State Various Purpose Ref. Ser.16	5.000	09/01/2034	2,956,852
3,230,000	California State Various Purpose Ser. 09	6.000	04/01/2038	3,272,636
1,160,000	California State Various Purpose Ser. 13	5.000	04/01/2037	1,263,646
2,000,000	California State Various Purpose Ser. 13	5.000	04/01/2043	2,165,960

				13,030,054

	Health, Hospital, Nursing Home Revenue - 11.0%
1,000,000	California State Health Facilities Auth. (Lucile Packard Stanford Hospital) Rev. Ser. 16B	5.000	08/15/2055	1,098,470
500,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	569,830
1,500,000	California State Health Facilities Financing Auth. (Children’s Hospital) Ref. Ser. 17A	5.000	08/15/2042	1,634,985
1,000,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000	11/01/2047	1,237,650
500,000	California State Health Facilities Financing Auth. (Providence St. Joseph Health) Rev. Ref. Ser. 16A	4.000	10/01/2036	514,225
3,305,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 11D	5.000	08/15/2035	3,519,329
1,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 15A	5.000	08/15/2043	1,088,090
685,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	4.000	11/15/2041	692,754
10,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 17A	5.000	11/15/2048	10,966,500
1,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	987,020
1,000,000	California State Municipal Financing Auth. (Eisenhower Medical Center) Rev. Ref. Ser. 17A	5.000	07/01/2042	1,082,240
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.000	11/01/2047	1,035,580
500,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.250	11/01/2047	528,085
1,000,000	California Statewide Communities Development Auth. (Cottage Health System Obligated Group) Rev. Ref. Ser. 15	5.000	11/01/2043	1,095,340
1,650,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	4.000	08/15/2046	1,659,818
1,000,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	5.000	08/15/2051	1,095,950
850,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 18A	5.000	12/01/2057	925,412
1,000,000	California Statewide Communities Development Auth. (Kaiser Permanente) Rev. Ser. 12A	5.000	04/01/2042	1,062,690
1,000,000	California Statewide Communities Development Auth. (Marin General) Rev. Ser. 18A	4.000	08/01/2045	1,001,140
1,045,000	California Statewide Communities Development Auth. (Trinity Health) Rev. Ref. Ser. 11	5.000	12/01/2041	1,131,432

				32,926,540

	Highway Tolls Revenue - 2.0%
3,000,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area Subordinate Toll Bridge) Rev. Ser. 17S-7	4.000	04/01/2042	3,057,480
2,000,000	Foothill-Eastern Transportation Corridor Agency California Toll Road Remarketed Rev. Ref. Sub.-Ser. 14 B-1	3.950	01/15/2053	1,916,580
1,000,000	San Diego California Association of Governments South Bay Expressway Toll (Senior Lien) Rev. Ser. 17A	5.000	07/01/2042	1,112,330

				6,086,390

	Hotel Occupancy Tax - 3.9%
4,500,000	Sacramento County California Transient Occupancy Tax (Convention Center Complex) Rev. Ser. 18A	5.000	06/01/2043	5,053,365
6,000,000	Sacramento County California Transient Occupancy Tax (Convention Center Complex) Rev. Ser. 18A	5.000	06/01/2048	6,690,240

				11,743,605

	Lease Revenue - 6.8%
540,000	Anaheim California Public Financing Auth. Lease Rev. Ref. Ser. 14A	5.000	05/01/2039	597,596

Schedule of Investments

$1,000,000	California State Municipal Financing Auth. Lease (Orange County Civic Center Infrastructure Improvement Program) Rev. Ser. 17A	5.000%	06/01/2042	$1,125,610
670,000	California State Public Works Board Lease (Various Capital Projects) Rev. Ref. Ser. 16C	5.000	11/01/2034	765,281
5,000,000	Los Angeles County California Facilities Inc. Lease (Vermont Corridor County Administration Building) Rev. Ser. 18A	5.000	12/01/2043	5,634,000
1,130,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2037	1,229,169
2,330,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2042	2,528,516
2,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	2,221,620
1,050,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	1,165,437
1,000,000	San Diego California Public Facilities Financing Auth. Lease (Capital Improvement Projects) Rev. Ser. 15A	5.000	10/15/2044	1,116,460
700,000	San Diego California Public Facilities Financing Auth. Lease (Master Project) Rev. Ref. Ser. 10A(a)	5.250	09/01/2020	742,819
3,000,000	San Jose California Financing Auth. (Civic Center Project) Ref. Ser. 13A	5.000	06/01/2039	3,296,160

				20,422,668

	Local or GTD Housing - 0.4%
1,000,000	California Statewide Communities Development Auth. Student Housing (CHF Irvine LLC) Rev. Ref. Ser. 16	5.000	05/15/2040	1,080,550

	Miscellaneous Revenue - 1.6%
1,000,000	California Infrastructure & Economic Development Bank Rev. Ser. 16	4.000	10/01/2045	1,025,350
1,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	1,667,385
1,000,000	California State Various Purpose Ser. 14	5.000	10/01/2044	1,100,890
1,000,000	California State Various Purpose Ser. 15	5.000	03/01/2045	1,099,090

				4,892,715

	Natural Gas Revenue - 0.8%
2,500,000	Chula Vista California Industrial Development (San Diego Gas - Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	2,536,600

	Port, Airport & Marina Revenue - 9.1%
1,500,000	Long Beach California Harbor Rev. Ref. Ser. 17C	5.000	05/15/2047	1,681,065
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2040	538,595
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2045	537,860
1,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	1,040,340
2,000,000	Los Angeles California Department of Airports Rev. Ref. Sub.-Ser. 15C	5.000	05/15/2038	2,232,080
3,500,000	Los Angeles California Department of Airports Rev. Sub.-Ser. 17B	5.000	05/15/2042	3,929,520
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,198,600
4,465,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	4,934,138
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 17B	5.000	05/01/2047	2,231,180
7,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 18D	5.000	05/01/2048	7,877,520

				27,200,898

	Recreational Revenue - 0.4%
1,000,000	California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts & Projects) Rev. Ref. Ser. 15	5.000	11/01/2041	1,099,990

	Sales Tax Revenue - 4.3%
1,000,000	Los Angeles California County Metropolitan Transportation Auth. Sales Tax (Green Bond) Rev. Ser. 17A	5.000	07/01/2041	1,142,650
5,000,000	Los Angeles California County Metropolitan Transportation Auth. Sales Tax Rev. Ser. 17A	5.000	07/01/2042	5,692,800
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10C AGM	5.125	08/01/2042	1,535,430
4,000,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000	04/01/2048	4,470,080

				12,840,960

	Sewer Revenue - 0.9%
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Sub.-Ser. 17A	5.250	06/01/2047	1,155,590
1,525,000	Sacramento County California Sanitation District Financing Auth. Rev. Ref. Ser. 14A	5.000	12/01/2044	1,692,689

				2,848,279

Schedule of Investments

	Special Tax - 0.9%
$2,600,000	Irvine California Unified School District Special Tax Ref. Ser. 15 BAM	5.000%	09/01/2038	$2,845,310

	Tax Increment Revenue - 3.2%
1,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	1,076,550
5,000,000	Mountain View California Shoreline Regional Park Community Ser. 18A AGM	5.000	08/01/2048	5,584,300
2,500,000	Santa Cruz County California Redevelopment Successor Agency Tax Allocation Ref. Ser. 15A AGM	5.000	09/01/2035	2,831,600

				9,492,450

	Transit Revenue - 1.2%
2,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	3.000	10/01/2034	1,817,500
1,500,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2035	1,673,055

				3,490,555

	Water Revenue - 13.6%
1,000,000	California State Department of Water Resources (Central Valley Project) Water System Rev. Ref. Ser. 16AW	5.000	12/01/2033	1,164,840
1,500,000	East Bay California Municipal Utility District Water System (Green Bond) Ser. 17A	5.000	06/01/2042	1,707,465
2,000,000	East Bay California Municipal Utility District Water System (Green Bond) Ser. 17A	5.000	06/01/2045	2,265,940
1,500,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 15A	5.000	06/01/2037	1,689,990
1,000,000	Los Angeles California Department of Water & Power Ref. Ser. 16A	5.000	07/01/2046	1,111,330
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	2,165,680
1,250,000	Los Angeles California Department of Water & Power System Rev. Ser. 11A	5.000	07/01/2041	1,320,437
5,000,000	Los Angeles California Department of Water & Power Waterworks Rev. Ref. Ser. 18B	5.000	07/01/2048	5,682,900
2,000,000	Los Angeles California Department of Water & Power Waterworks Rev. Ser. 18A	5.000	07/01/2048	2,260,940
10,000,000	Los Angeles California Wastewater System Rev. Ref. Sub.-Ser. 18C-1 (LOC-Toronto-Dominion Bank)(b)(c)	1.400	06/01/2032	10,000,000
2,000,000	Orange County California Water District Rev. Ref. Ser. 17A	4.000	08/15/2041	2,062,540
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	508,740
1,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000	05/01/2037	1,136,180
3,000,000	San Francisco California City & County Public Utilities Commission (WSIP) Sub.-Ser. 11A	5.000	11/01/2037	3,236,700
4,090,000	Santa Clara Valley California Water District Ref. Ser. 16A	5.000	06/01/2046	4,585,872

				40,899,554

	Total Investments in Securities (Cost $300,347,608)(d) - 99.2%			298,033,658
	Other assets less liabilities - 0.8%			2,480,452

	Net Assets - 100.0%			$300,514,110

Investment Abbreviations:
AGC - Assured Guaranty Corp.
AGM - Assured Guaranty Municipal Corp.
Auth. - Authority
BAM - Build America Mutual
GTD - Grant To Date
LOC - Letter of Credit
Ref. - Refunding
Rev. - Revenue
Ser. - Series
Sub. - Subordinated
WSIP - Water System Improvement Program

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of November 30, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Schedule of Investments

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	6.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco CEF Income Composite ETF (PCEF)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Closed-End Funds - 100.3%
	Bonds - 44.5%
3,362,077	Aberdeen Asia-Pacific Income Fund, Inc.	$13,481,929
231,943	BlackRock 2022 Global Income Opportunity Trust	1,983,113
627,571	BlackRock Core Bond Trust	7,593,609
1,400,136	BlackRock Credit Allocation Income Trust	16,339,587
750,123	BlackRock Income Trust, Inc.	4,260,699
445,333	BlackRock Limited Duration Income Trust	6,261,382
405,854	BlackRock Multi-Sector Income Trust	6,513,957
488,285	BlackRock Taxable Municipal Bond Trust	9,946,365
249,462	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	5,498,142
71,965	Cohen & Steers Select Preferred and Income Fund, Inc.	1,817,836
89,270	DoubleLine Funds Trust - DoubleLine Opportunistic Credit Fund	1,747,907
730,334	DoubleLine Income Solutions Fund	13,394,326
294,271	Duff & Phelps Utility and Corporate Bond Trust, Inc.	2,410,079
1,558,902	Eaton Vance Limited Duration Income Fund	19,003,015
239,313	Eaton Vance Short Duration Diversified Income Fund	3,046,454
133,591	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,190,296
173,925	First Trust Aberdeen Global Opportunity Income Fund	1,612,285
654,085	First Trust Intermediate Duration Preferred & Income Fund	13,277,925
160,374	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	3,423,985
329,692	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	5,446,512
86,447	Flaherty & Crumrine Total Return Fund, Inc.	1,475,650
201,911	Franklin Ltd. Duration Income Trust	1,861,619
144,533	Guggenheim Taxable Municipal Managed Duration Trust	3,068,436
114,332	Insight Select Income Fund	2,024,820
121,880	Invesco Bond Fund(a)	2,086,586
2,393,393	Invesco Senior Income Trust(a)	9,836,845
156,551	John Hancock Preferred Income Fund	3,256,261
129,117	John Hancock Preferred Income Fund II	2,645,607
225,580	John Hancock Preferred Income Fund III	3,952,162
278,037	John Hancock Premium Dividend Fund	4,359,620
578,818	MFS Charter Income Trust	4,289,041
1,259,701	MFS Intermediate Income Trust	4,585,312
809,802	MFS Multimarket Income Trust	4,405,323
1,825,091	Nuveen Credit Strategies Income Fund	13,815,939
682,678	Nuveen Floating Rate Income Fund	6,649,284
306,115	Nuveen Global High Income Fund	4,352,955
51,582	Nuveen Preferred & Income 2022 Term Fund	1,112,108
1,121,709	Nuveen Preferred & Income Opportunities Fund	10,072,947
2,442,317	Nuveen Preferred & Income Securities Fund	20,417,770
195,930	Nuveen Preferred & Income Term Fund	4,220,332
221,470	Nuveen Taxable Municipal Income Fund	4,183,568
87,038	PIMCO Income Opportunity Fund	2,215,987
147,118	PIMCO Income Strategy Fund	1,624,183
352,497	PIMCO Income Strategy Fund II	3,482,670

297,205	Pioneer Floating Rate Trust	$3,090,932
572,100	Putnam Master Intermediate Income Trust	2,528,682
1,105,942	Putnam Premier Income Trust	5,452,294
116,722	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	1,881,559
495,368	TCW Strategic Income Fund, Inc.	2,724,524
1,781,627	Templeton Global Income Fund	10,867,925
121,875	Virtus Global Multi-Sector Income Fund	1,432,031
161,724	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,438,798
743,887	Western Asset Inflation-Linked Opportunities & Income Fund	7,662,036
351,586	Western Asset Inflation-Linked Securities & Income Fund	3,758,454
66,105	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,193,195
127,059	Western Asset Premier Bond Fund	1,525,979

		302,800,837

	Bonds/High Yield - 28.3%
1,135,319	AllianceBernstein Global High Income Fund, Inc.	12,272,798
210,265	Barings Global Short Duration High Yield Fund	3,536,657
1,513,734	BlackRock Corporate High Yield Fund, Inc.	14,683,220
637,400	BlackRock Debt Strategies Fund, Inc.	6,616,212
399,454	BlackRock Floating Rate Income Strategies Fund, Inc.	5,061,082
279,381	BlackRock Floating Rate Income Trust	3,425,211
617,611	Credit Suisse Asset Management Income Fund, Inc.	1,766,367
750,473	Credit Suisse High Yield Bond Fund	1,718,583
759,309	Dreyfus High Yield Strategies Fund	2,255,148
423,486	Eaton Vance Floating-Rate Income Trust	5,678,947
178,476	Eaton Vance High Income 2021 Target Term Trust	1,652,688
399,257	Eaton Vance Senior Floating-Rate Trust	5,278,178
477,730	First Trust High Income Long/Short Fund	6,602,229
301,527	First Trust Senior Floating Rate 2022 Target Term Fund	2,674,545
318,933	First Trust Senior Floating Rate Income Fund II	3,779,356
44,525	Guggenheim Credit Allocation Fund	862,004
108,141	High Income Securities Fund	1,015,444
175,847	Invesco High Income 2023 Target Term Fund(a)	1,765,504
200,502	Ivy High Income Opportunities Fund	2,598,506
174,112	KKR Income Opportunities Fund	2,646,502
279,423	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,310,828
268,333	Neuberger Berman High Yield Strategies Fund, Inc.	2,755,780
310,204	New America High Income Fund, Inc. (The)	2,490,938
229,381	Nuveen Credit Opportunities 2022 Target Term Fund	2,082,779
491,671	Nuveen Floating Rate Income Opportunity Fund	4,774,125
210,742	Nuveen High Income December 2018 Target Term Fund	2,094,775
469,049	Nuveen High Income November 2021 Target Term Fund	4,404,370
237,552	Nuveen NASDAQ 100 Dynamic Overwrite Fund	5,411,435
467,516	Nuveen Senior Income Fund	2,702,243
106,235	Nuveen Short Duration Credit Opportunities Fund	1,614,772
558,125	PGIM Global Short Duration High Yield Fund, Inc.	7,395,156
446,592	PGIM Short Duration High Yield Fund, Inc.	6,006,662
111,712	Pioneer Diversified High Income Trust	1,505,878
352,394	Pioneer High Income Trust	2,949,538

Schedule of Investments

58,557	Stone Harbor Emerging Markets Total Income Fund	$664,036
574,612	Templeton Emerging Markets Income Fund	5,499,037
1,968,589	Voya Prime Rate Trust	9,272,054
835,636	Wells Fargo Income Opportunities Fund	6,267,270
352,535	Wells Fargo Multi-Sector Income Fund	4,099,982
798,866	Western Asset Emerging Markets Debt Fund, Inc.	9,818,063
604,479	Western Asset Global High Income Fund, Inc.	5,192,475
1,146,849	Western Asset High Income Fund II, Inc.	6,869,626
1,574,584	Western Asset High Income Opportunity Fund, Inc.	7,132,866
275,459	Western Asset High Yield Defined Opportunity Fund, Inc.	3,809,598

		193,013,467

	Domestic Equity - 1.6%
163,048	Guggenheim Strategic Opportunities Fund	3,262,590
347,643	Nexpoint Strategic Opportunities Fund	7,522,995

		10,785,585

	Option Income - 25.9%
1,245,168	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	15,153,695
317,602	BlackRock Energy and Resources Trust	3,960,497
372,495	BlackRock Enhanced Capital and Income Fund, Inc.	5,870,521
1,966,025	BlackRock Enhanced Equity Dividend Trust	17,065,097
818,360	BlackRock Enhanced Global Dividend Trust	8,445,475
1,310,326	BlackRock Enhanced International Dividend Trust	6,970,934
56,864	BlackRock Health Sciences Trust	2,354,170
1,157,573	BlackRock Resources & Commodities Strategy Trust	8,936,464
130,122	BlackRock Science & Technology Trust	3,903,660
306,196	Brookfield Real Assets Income Fund, Inc.	6,182,097
247,494	Cohen & Steers Global Income Builder, Inc.	2,083,899
96,013	Columbia Seligman Premium Technology Growth Fund, Inc.	1,843,450
242,284	Eaton Vance Enhanced Equity Income Fund	3,428,319
298,540	Eaton Vance Enhanced Equity Income Fund II	4,761,713
462,548	Eaton Vance Risk-Managed Diversified Equity Income Fund	4,324,824
160,425	Eaton Vance Tax-Managed Buy-Write Income Fund	2,420,813
439,299	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	6,514,804
1,075,367	Eaton Vance Tax-Managed Diversified Equity Income Fund	12,592,548
632,269	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	6,815,860
1,839,864	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	16,043,614
185,525	First Trust Dynamic Europe Equity Income Fund	2,621,468
147,389	First Trust Enhanced Equity Income Fund	2,197,570
221,189	GAMCO Natural Resources Gold & Income Trust	1,178,937
296,648	Guggenheim Enhanced Equity Income Fund	2,441,413
90,710	John Hancock Hedged Equity & Income Fund	1,306,133
202,547	Madison Covered Call & Equity Strategy Fund	1,448,211
222,987	Nuveen Dow 30sm Dynamic Overwrite Fund	4,131,949
642,448	Nuveen S&P 500 Buy-Write Income Fund	8,634,501
103,035	Nuveen S&P 500 Dynamic Overwrite Fund	1,661,954

157,021	Voya Asia Pacific High Dividend Equity Income Fund	$1,395,917
154,670	Voya Global Advantage and Premium Opportunity Fund	1,593,101
817,040	Voya Global Equity Dividend and Premium Opportunity Fund	5,449,657
138,065	Voya Infrastructure Industrials and Materials Fund	1,796,226
135,904	Voya Natural Resources Equity Income Fund	675,443

		176,204,934

	Total Investments in Securities (Cost $725,698,734) - 100.3%	682,804,823
	Other assets less liabilities - (0.3)%	(1,814,254)

	Net Assets - 100.0%	$680,990,569

Notes to Schedule of Investments:

(a)

Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2018.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2018	Dividend Income
Invesco Bond Fund	$2,101,543	$127,743	$(63,761)	$(79,278)	$339	$2,086,586	$25,141
Invesco High Income 2023 Target Term Fund	1,507,127	297,483	(53,144)	13,029	1,009	1,765,504	25,314
Invesco Senior Income Trust	9,189,044	1,470,504	(303,284)	(530,187)	10,768	9,836,845	135,621

Total Investments in Affiliates	$12,797,714	$1,895,730	$(420,189)	$(596,436)	$12,116	$13,688,935	$186,076

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.7%
	Advertising - 0.9%
$3,992,000	Lamar Media Corp.	5.750%	02/01/2026	$4,076,830
4,088,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/2025	4,108,440

				8,185,270

	Aerospace/Defense - 0.8%
6,932,075	TransDigm, Inc.	6.500	07/15/2024	6,966,735

	Airlines - 3.1%
2,701,000	Allegiant Travel Co.	5.500	07/15/2019	2,714,505
6,067,000	Delta Air Lines, Inc.	3.625	03/15/2022	5,949,737
6,300,000	Delta Air Lines, Inc.	4.375	04/19/2028	6,023,714
12,216,100	United Continental Holdings, Inc.	4.250	10/01/2022	11,987,048

				26,675,004

	Apparel - 0.8%
4,127,000	Under Armour, Inc.	3.250	06/15/2026	3,592,887
3,097,000	William Carter Co. (The)	5.250	08/15/2021	3,108,614

				6,701,501

	Auto Parts & Equipment - 1.8%
3,742,000	American Axle & Manufacturing, Inc.	6.250	04/01/2025	3,494,093
4,274,000	Dana, Inc.	5.500	12/15/2024	4,092,355
3,615,000	Goodyear Tire & Rubber Co. (The)	5.125	11/15/2023	3,567,553
5,355,000	Tenneco, Inc.	5.000	07/15/2026	4,337,550

				15,491,551

	Banks - 1.1%
3,308,000	CIT Group, Inc.	5.000	08/15/2022	3,328,774
3,311,000	CIT Group, Inc.	5.250	03/07/2025	3,335,170
2,552,000	Discover Bank	7.000	04/15/2020	2,656,613

				9,320,557

	Building Materials - 0.9%
2,328,000	Griffon Corp.	5.250	03/01/2022	2,182,500
2,082,000	Owens Corning	4.200	12/15/2022	2,065,861
2,335,000	Owens Corning	3.400	08/15/2026	2,105,161
1,437,000	US Concrete, Inc.	6.375	06/01/2024	1,368,742

				7,722,264

	Chemicals - 2.8%
1,437,000	Blue Cube Spinco LLC	9.750	10/15/2023	1,611,509
6,856,000	CF Industries, Inc.	3.450	06/01/2023	6,427,500
2,046,000	Chemours Co. (The)	6.625	05/15/2023	2,081,805
2,101,000	Chemours Co. (The)	5.375	05/15/2027	1,906,657
5,783,000	Huntsman International LLC	4.875	11/15/2020	5,862,516
3,217,000	PolyOne Corp.	5.250	03/15/2023	3,225,043
2,991,000	Valvoline, Inc.	4.375	08/15/2025	2,759,198

				23,874,228

	Commercial Services - 3.3%
7,583,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.500	04/01/2023	7,507,170
6,445,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	6,426,954
3,848,000	R.R. Donnelley & Sons Co.	7.875	03/15/2021	3,982,680
4,122,000	Service Corp. International	5.375	05/15/2024	4,158,067
6,413,000	United Rentals North America, Inc.	5.750	11/15/2024	6,396,968

				28,471,839

	Computers - 3.1%
5,652,640	Leidos Holdings, Inc.	4.450	12/01/2020	5,695,035
4,749,000	NCR Corp.	6.375	12/15/2023	4,701,510
4,425,000	Seagate HDD Cayman	4.250	03/01/2022	4,254,810
4,461,000	Seagate HDD Cayman	4.750	01/01/2025	4,120,548
8,407,000	Western Digital Corp.	4.750	02/15/2026	7,713,422

				26,485,325

	Cosmetics/Personal Care - 0.4%
3,487,000	Edgewell Personal Care Co.	4.700	05/24/2022	3,412,901

	Distribution/Wholesale - 0.9%
2,760,000	H&E Equipment Services, Inc.	5.625	09/01/2025	2,584,050
5,216,000	LKQ Corp.	4.750	05/15/2023	4,994,320

				7,578,370

Schedule of Investments

	Diversified Financial Services - 2.3%
$10,053,000	Ally Financial, Inc.	8.000%	03/15/2020	$10,576,661
4,446,000	Navient Corp., MTN	8.000	03/25/2020	4,601,610
4,786,000	Navient Corp., MTN	6.125	03/25/2024	4,498,840

				19,677,111

	Electric - 1.8%
4,433,000	AES Corp.	5.125	09/01/2027	4,377,587
4,201,000	DPL, Inc.	7.250	10/15/2021	4,479,316
6,592,000	NRG Energy, Inc.	6.625	01/15/2027	6,739,793

				15,596,696

	Electrical Components & Equipment - 0.5%
2,093,000	WESCO Distribution, Inc.	5.375	12/15/2021	2,103,465
2,358,000	WESCO Distribution, Inc.	5.375	06/15/2024	2,272,523

				4,375,988

	Electronics - 0.7%
2,998,000	Jabil, Inc.	4.700	09/15/2022	3,024,682
3,275,000	Jabil, Inc.	3.950	01/12/2028	2,962,565

				5,987,247

	Engineering & Construction - 1.1%
6,370,000	AECOM	5.125	03/15/2027	5,817,402
3,798,000	MasTec, Inc.	4.875	03/15/2023	3,698,303

				9,515,705

	Entertainment - 1.0%
3,790,000	AMC Entertainment Holdings, Inc.	5.750	06/15/2025	3,444,162
4,106,000	Cinemark USA, Inc.	4.875	06/01/2023	4,013,615
1,749,000	Eldorado Resorts, Inc.	6.000	04/01/2025	1,714,020

				9,171,797

	Environmental Control - 0.4%
3,690,000	Covanta Holding Corp.	5.875	03/01/2024	3,565,462

	Food - 1.5%
1,405,925	B&G Foods, Inc.	4.625	06/01/2021	1,386,594
1,514,000	B&G Foods, Inc.	5.250	04/01/2025	1,436,559
3,383,000	Darling Ingredients, Inc.	5.375	01/15/2022	3,391,457
3,789,000	Post Holdings, Inc.(a)	5.750	03/01/2027	3,571,132
3,631,000	TreeHouse Foods, Inc.	4.875	03/15/2022	3,621,923

				13,407,665

	Food Service - 0.7%
6,210,000	Aramark Services, Inc.	4.750	06/01/2026	5,930,550

	Healthcare-Products - 1.3%
4,110,000	Becton, Dickinson and Co.	2.894	06/06/2022	3,963,373
4,200,000	Becton, Dickinson and Co.	3.700	06/06/2027	3,920,588
3,202,000	Teleflex, Inc.	4.625	11/15/2027	3,021,887

				10,905,848

	Healthcare-Services - 7.0%
2,857,000	Acadia Healthcare Co., Inc.	5.625	02/15/2023	2,823,659
7,301,000	Centene Corp.	6.125	02/15/2024	7,610,562
7,869,000	DaVita, Inc.	5.125	07/15/2024	7,583,749
3,715,000	Encompass Health Corp.	5.750	11/01/2024	3,710,356
6,078,000	HCA, Inc.	6.500	02/15/2020	6,260,340
6,345,000	HCA, Inc.	5.375	02/01/2025	6,400,519
1,982,000	LifePoint Health, Inc.	5.500	12/01/2021	2,002,315
2,161,000	LifePoint Health, Inc.	5.375	05/01/2024	2,247,980
3,550,000	Magellan Health, Inc.	4.400	09/22/2024	3,332,180
5,408,000	Molina Healthcare, Inc.	5.375	11/15/2022	5,420,168
3,718,000	Tenet Healthcare Corp.	6.000	10/01/2020	3,802,585
3,972,000	Tenet Healthcare Corp.	5.125	05/01/2025	3,775,883
5,435,000	WellCare Health Plans, Inc.	5.250	04/01/2025	5,407,825

				60,378,121

	Home Builders - 2.6%
2,263,000	Beazer Homes USA, Inc.	5.875	10/15/2027	1,866,975
1,300,000	Century Communities, Inc.	5.875	07/15/2025	1,178,125
2,487,000	KB Home	7.000	12/15/2021	2,577,154
2,405,260	Lennar Corp.	4.500	11/15/2019	2,420,293
2,643,000	Lennar Corp.	4.750	11/29/2027	2,441,471
2,384,500	PulteGroup, Inc.	4.250	03/01/2021	2,393,442
2,355,000	PulteGroup, Inc.	5.500	03/01/2026	2,332,156
1,946,340	Toll Brothers Finance Corp.	4.375	04/15/2023	1,881,235
2,019,000	Toll Brothers Finance Corp.	4.875	03/15/2027	1,875,651
1,221,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	1,217,581
1,228,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	1,105,139

Schedule of Investments

$1,896,000	William Lyon Homes, Inc.	5.875%	01/31/2025	$1,625,820

				22,915,042

	Home Furnishings - 0.4%
3,382,000	Tempur Sealy International, Inc.	5.500	06/15/2026	3,204,445

	Household Products/Wares - 0.5%
4,248,000	Spectrum Brands, Inc.	5.750	07/15/2025	4,040,910

	Housewares - 0.4%
3,627,000	Scotts Miracle-Gro Co. (The)	6.000	10/15/2023	3,690,472

	Insurance - 2.3%
5,252,000	CNO Financial Group, Inc.	5.250	05/30/2025	5,146,960
4,941,000	Genworth Holdings, Inc.	7.625	09/24/2021	5,015,115
5,836,400	Genworth Holdings, Inc.	4.800	02/15/2024	4,975,531
2,535,000	MGIC Investment Corp.	5.750	08/15/2023	2,588,869
2,611,420	Radian Group, Inc.	4.500	10/01/2024	2,480,849

				20,207,324

	Internet - 2.7%
2,367,000	Expedia Group, Inc.	5.950	08/15/2020	2,455,464
2,712,000	Expedia Group, Inc.	3.800	02/15/2028	2,466,663
2,267,000	Netflix, Inc.	5.375	02/01/2021	2,323,675
2,473,000	NetFlix, Inc.	4.375	11/15/2026	2,287,822
7,813,000	Symantec Corp.	4.200	09/15/2020	7,856,760
1,444,000	VeriSign, Inc.	4.625	05/01/2023	1,447,610
1,525,000	VeriSign, Inc.	4.750	07/15/2027	1,460,187
3,221,000	Zayo Group LLC/Zayo Capital, Inc.	6.375	05/15/2025	3,172,685

				23,470,866

	Iron/Steel - 2.7%
1,751,000	AK Steel Corp.	7.500	07/15/2023	1,772,887
1,761,760	AK Steel Corp.	7.000	03/15/2027	1,471,070
3,009,000	Allegheny Technologies, Inc.	7.875	08/15/2023	3,148,166
4,259,000	Cleveland-Cliffs, Inc.	5.750	03/01/2025	3,928,928
4,021,000	Commercial Metals Co.(a)	5.750	04/15/2026	3,840,055
2,296,000	Steel Dynamics, Inc.	5.125	10/01/2021	2,304,610
2,310,220	Steel Dynamics, Inc.	5.500	10/01/2024	2,310,220
2,496,000	U.S. Steel Corp.	6.875	08/15/2025	2,369,877
2,368,000	United States Steel Corp.	7.375	04/01/2020	2,481,960

				23,627,773

	Leisure Time - 0.3%
2,720,000	Vista Outdoor, Inc.	5.875	10/01/2023	2,590,800

	Lodging - 3.0%
3,048,000	Boyd Gaming Corp.	6.375	04/01/2026	3,040,380
2,729,000	Choice Hotels International, Inc.	5.750	07/01/2022	2,841,571
5,283,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.625	04/01/2025	5,111,303
2,300,000	Marriott Ownership Resorts, Inc.(a)	6.500	09/15/2026	2,300,000
3,368,000	MGM Resorts International	6.000	03/15/2023	3,431,150
3,820,000	MGM Resorts International	4.625	09/01/2026	3,490,525
5,590,000	Wyndham Destinations, Inc.	4.250	03/01/2022	5,408,325

				25,623,254

	Media - 5.4%
3,698,000	AMC Networks, Inc.	5.000	04/01/2024	3,563,947
5,983,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	5,994,980
5,999,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	5,966,030
6,732,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/2022	6,868,660
3,789,000	DISH DBS Corp.	6.750	06/01/2021	3,860,044
4,064,000	DISH DBS Corp.	7.750	07/01/2026	3,606,800
2,946,000	Meredith Corp.(a)	6.875	02/01/2026	3,019,650
2,235,160	Nexstar Broadcasting, Inc.	5.875	11/15/2022	2,263,099
3,602,050	Sinclair Television Group, Inc.	6.125	10/01/2022	3,660,583
3,621,660	TEGNA, Inc.	6.375	10/15/2023	3,739,364
4,221,000	Tribune Media Co.	5.875	07/15/2022	4,294,868

				46,838,025

	Mining - 1.6%
5,383,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	5,134,036
5,122,000	Freeport-McMoRan, Inc.	4.550	11/14/2024	4,776,265
1,544,000	Hecla Mining Co.	6.875	05/01/2021	1,541,105
2,058,000	Kaiser Aluminum Corp.	5.875	05/15/2024	2,052,855

				13,504,261

	Miscellaneous Manufacturing - 0.5%
4,964,000	Trinity Industries, Inc.	4.550	10/01/2024	4,467,138

Schedule of Investments

	Office/Business Equipment - 1.2%
$5,539,000	CDW LLC/CDW Finance Corp.	5.000%	09/01/2025	$5,421,296
2,574,200	Pitney Bowes, Inc.	3.875	10/01/2021	2,474,450
2,644,000	Pitney Bowes, Inc.	4.625	03/15/2024	2,389,515

				10,285,261

	Oil & Gas - 13.2%
4,659,000	Anadarko Petroleum Corp.	4.850	03/15/2021	4,757,151
4,350,000	Anadarko Petroleum Corp.	5.550	03/15/2026	4,517,861
4,582,000	Antero Resources Corp.	5.625	06/01/2023	4,559,090
1,259,000	Callon Petroleum Co.	6.125	10/01/2024	1,221,230
1,501,000	Carrizo Oil & Gas, Inc.	6.250	04/15/2023	1,437,207
3,000,000	Chesapeake Energy Corp.	8.000	06/15/2027	2,865,000
5,861,000	Continental Resources, Inc.	3.800	06/01/2024	5,538,624
3,400,000	Devon Energy Corp.	3.250	05/15/2022	3,285,114
2,825,000	Devon Energy Corp.	5.850	12/15/2025	2,957,109
5,272,000	Diamond Offshore Drilling, Inc.	7.875	08/15/2025	4,731,620
2,061,000	Diamondback Energy, Inc.	4.750	11/01/2024	2,006,899
2,969,000	Energen Corp.	4.625	09/01/2021	2,983,845
1,752,000	Gulfport Energy Corp.	6.000	10/15/2024	1,611,840
8,925,000	Hess Corp.	4.300	04/01/2027	8,171,982
745,000	Jagged Peak Energy LLC(a)	5.875	05/01/2026	715,200
1,495,000	Laredo Petroleum, Inc.	5.625	01/15/2022	1,416,512
4,781,000	Marathon Oil Corp.	2.800	11/01/2022	4,528,863
4,410,000	Marathon Oil Corp.	4.400	07/15/2027	4,229,842
951,000	Matador Resources Co.(a)	5.875	09/15/2026	905,827
3,277,000	Murphy Oil Corp.	4.450	12/01/2022	3,154,389
3,213,000	Murphy Oil Corp.	5.750	08/15/2025	3,106,652
5,491,000	Murphy Oil USA, Inc.	6.000	08/15/2023	5,580,229
2,304,480	Nabors Industries, Inc.	5.500	01/15/2023	2,038,773
2,412,000	Nabors Industries, Inc.	5.750	02/01/2025	1,962,759
1,143,000	Newfield Exploration Co.	5.750	01/30/2022	1,170,146
1,112,000	Newfield Exploration Co.	5.625	07/01/2024	1,139,800
5,888,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	5,873,280
2,479,000	PDC Energy, Inc.	6.125	09/15/2024	2,386,037
1,894,000	QEP Resources, Inc.	5.250	05/01/2023	1,818,240
1,920,000	QEP Resources, Inc.	5.625	03/01/2026	1,766,400
2,061,000	Range Resources Corp.	5.000	03/15/2023	1,948,933
1,880,000	Range Resources Corp.	4.875	05/15/2025	1,706,100
1,801,000	SM Energy Co.	6.125	11/15/2022	1,778,488
1,806,000	SM Energy Co.	6.750	09/15/2026	1,742,790
964,000	Southwestern Energy Co.	4.100	03/15/2022	932,670
3,113,000	Southwestern Energy Co.	6.200	01/23/2025	2,992,371
900,000	SRC Energy, Inc.	6.250	12/01/2025	792,000
2,164,000	Unit Corp.	6.625	05/15/2021	2,099,080
2,009,230	Whiting Petroleum Corp.	6.250	04/01/2023	1,984,316
1,994,000	Whiting Petroleum Corp.	6.625	01/15/2026	1,929,195
1,848,000	WPX Energy, Inc.	6.000	01/15/2022	1,861,860
1,873,380	WPX Energy, Inc.	5.250	09/15/2024	1,789,078

				113,994,402

	Oil & Gas Services - 1.0%
2,368,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	2,296,960
4,131,000	Oceaneering International, Inc.	4.650	11/15/2024	3,634,683
3,055,620	SESI LLC	7.750	09/15/2024	2,738,599

				8,670,242

	Packaging & Containers - 2.6%
2,168,000	Ball Corp.	4.375	12/15/2020	2,187,512
2,872,000	Ball Corp.	4.000	11/15/2023	2,807,380
2,750,000	Ball Corp.	5.250	07/01/2025	2,798,125
4,802,000	Berry Global, Inc.	5.125	07/15/2023	4,774,989
2,961,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/2023	2,921,027
3,095,000	Crown Americas LLC/Crown Americas Capital Corp. VI(a)	4.750	02/01/2026	2,990,698
3,781,000	Graphic Packaging International LLC	4.750	04/15/2021	3,785,726

				22,265,457

	Pipelines - 1.3%
3,273,000	Cheniere Corpus Christi Holdings LLC	5.875	03/31/2025	3,379,372
2,712,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	07/15/2022	2,603,520
5,868,660	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.250	11/15/2023	5,582,563

				11,565,455

	Real Estate - 0.3%
2,512,000	Kennedy-Wilson, Inc.	5.875	04/01/2024	2,395,544

Schedule of Investments

	REITs - 5.7%
$4,794,360	CBL & Associates LP	5.950%	12/15/2026	$3,950,073
2,272,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	2,260,640
5,126,000	Equinix, Inc.	5.375	05/15/2027	5,036,295
3,370,000	FelCor Lodging LP	6.000	06/01/2025	3,483,737
3,819,000	GEO Group, Inc. (The)	6.000	04/15/2026	3,403,684
1,889,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	1,906,945
1,705,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	1,695,282
7,090,000	Iron Mountain, Inc.	5.750	08/15/2024	6,770,950
2,225,360	iStar, Inc.	4.625	09/15/2020	2,211,452
3,102,000	MPT Operating Partnership LP/MPT Finance Corp.	5.000	10/15/2027	2,954,655
3,580,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/2023	3,553,150
1,945,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	1,970,528
4,002,000	SBA Communications Corp.	4.875	09/01/2024	3,897,548
3,229,000	Starwood Property Trust, Inc.	5.000	12/15/2021	3,232,633
3,474,000	Starwood Property Trust, Inc.	4.750	03/15/2025	3,248,190

				49,575,762

	Retail - 6.0%
3,927,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	3,843,551
7,526,000	Gap, Inc. (The)	5.950	04/12/2021	7,753,663
4,330,000	Group 1 Automotive, Inc.	5.000	06/01/2022	4,237,987
4,267,000	L Brands, Inc.	5.625	02/15/2022	4,373,675
5,020,000	L Brands, Inc.	5.250	02/01/2028	4,434,869
3,050,000	Party City Holdings, Inc.(a)	6.625	08/01/2026	2,951,485
2,891,000	Penske Automotive Group, Inc.	5.750	10/01/2022	2,919,910
3,010,000	Penske Automotive Group, Inc.	5.500	05/15/2026	2,795,538
6,878,000	QVC, Inc.	4.375	03/15/2023	6,682,175
3,900,000	Sally Holdings LLC/Sally Capital, Inc.	5.625	12/01/2025	3,763,500
8,324,000	Yum! Brands, Inc.	3.750	11/01/2021	8,178,330

				51,934,683

	Semiconductors - 1.0%
8,653,000	Micron Technology, Inc.	5.500	02/01/2025	8,728,714

	Software - 1.1%
3,189,000	CDK Global, Inc.	4.875	06/01/2027	2,989,687
3,717,000	Citrix Systems, Inc.	4.500	12/01/2027	3,495,411
3,202,640	Nuance Communications, Inc.	5.625	12/15/2026	3,083,502

				9,568,600

	Telecommunications - 3.9%
4,031,000	Anixter, Inc.	5.500	03/01/2023	4,061,232
6,422,000	CenturyLink, Inc., Series S	6.450	06/15/2021	6,590,577
6,354,000	CenturyLink, Inc., Series Y	7.500	04/01/2024	6,536,678
1,983,150	Hughes Satellite Systems Corp.	7.625	06/15/2021	2,079,234
2,257,000	Hughes Satellite Systems Corp.	6.625	08/01/2026	2,110,295
6,178,000	T-Mobile USA, Inc.	4.000	04/15/2022	6,093,053
5,843,000	T-Mobile USA, Inc.	6.500	01/15/2026	6,076,720

				33,547,789

	Toys/Games/Hobbies - 0.8%
7,605,000	Mattel, Inc.	2.350	08/15/2021	6,863,512

	Total Corporate Bonds (Cost $891,814,821)			852,973,466

Number of Shares
	Money Market Fund - 0.2%
1,981,293	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $1,981,293)			1,981,293

	Total Investments in Securities (Cost $893,796,114) - 98.9%			854,954,759
	Other assets less liabilities - 1.1%			9,321,676

	Net Assets - 100.0%			$864,276,435

Investment Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $20,294,047, which represented 2.35% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 99.3%
	Advertising - 0.4%
$100,000	Interpublic Group of Cos., Inc. (The)	3.750%	02/15/2023	$99,203
90,000	Interpublic Group of Cos., Inc. (The)	4.200	04/15/2024	89,180
157,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.625	05/01/2022	154,385
150,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600	04/15/2026	140,661

				483,429

	Aerospace/Defense - 2.8%
625,000	Boeing Co. (The)	4.875	02/15/2020	637,987
200,000	General Dynamics Corp.	3.000	05/11/2021	198,914
190,000	General Dynamics Corp.	3.750	05/15/2028	189,236
216,000	Harris Corp.	4.400	06/15/2028	213,489
125,000	L3 Technologies, Inc.	3.850	06/15/2023	124,035
100,000	L3 Technologies, Inc.	3.850	12/15/2026	96,329
215,000	Lockheed Martin Corp.	2.500	11/23/2020	211,416
218,000	Lockheed Martin Corp.	3.550	01/15/2026	214,030
202,000	Northrop Grumman Corp.	2.550	10/15/2022	193,274
150,000	Northrop Grumman Corp.	3.250	01/15/2028	139,702
327,000	Raytheon Co.	2.500	12/15/2022	315,898
100,000	Rockwell Collins, Inc.	2.800	03/15/2022	96,937
100,000	Rockwell Collins, Inc.	3.500	03/15/2027	94,145
140,000	Spirit AeroSystems, Inc.	4.600	06/15/2028	133,885
271,000	United Technologies Corp.	3.100	06/01/2022	264,457
250,000	United Technologies Corp.	4.125	11/16/2028	245,279

				3,369,013

	Agriculture - 1.7%
325,000	Altria Group, Inc.	2.850	08/09/2022	313,036
284,000	Altria Group, Inc.	4.000	01/31/2024	283,797
442,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	402,782
150,000	Bunge Ltd. Finance Corp.	3.500	11/24/2020	149,271
200,000	Bunge Ltd. Finance Corp.	3.250	08/15/2026	178,823
373,000	Philip Morris International, Inc.	2.500	11/02/2022	355,718
343,000	Philip Morris International, Inc.	3.250	11/10/2024	331,879

				2,015,306

	Airlines - 0.2%
287,000	Southwest Airlines Co.	2.650	11/05/2020	283,362

	Apparel - 0.5%
200,000	NIKE, Inc.	2.250	05/01/2023	191,205
200,000	NIKE, Inc.	2.375	11/01/2026	180,884
250,000	VF Corp.	3.500	09/01/2021	250,273

				622,362

	Auto Manufacturers - 1.3%
310,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	315,870
300,000	Ford Motor Credit Co. LLC	4.134	08/04/2025	269,284
325,000	General Motors Financial Co., Inc.	3.200	07/06/2021	315,619
325,000	General Motors Financial Co., Inc.	4.350	01/17/2027	300,503
375,000	PACCAR Financial Corp., MTN	1.300	05/10/2019	372,469

				1,573,745

	Auto Parts & Equipment - 0.3%
150,000	BorgWarner, Inc.	3.375	03/15/2025	144,648
200,000	Lear Corp.	5.250	01/15/2025	204,900

				349,548

	Banks - 9.8%
553,000	Bank of America Corp., GMTN	3.300	01/11/2023	540,150
550,000	Bank of America Corp., MTN	4.200	08/26/2024	544,751
249,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	232,855
300,000	Bank of New York Mellon Corp. (The), MTN	3.850	04/28/2028	298,787
216,000	BB&T Corp., MTN	2.450	01/15/2020	214,074
150,000	Branch Banking & Trust Co.	3.625	09/16/2025	145,827
454,000	Citigroup, Inc.	4.500	01/14/2022	462,139
480,000	Citigroup, Inc.	4.450	09/29/2027	463,874
300,000	Citizens Bank NA, MTN	2.450	12/04/2019	297,467
200,000	Comerica, Inc.	3.700	07/31/2023	198,314
125,000	Discover Bank	3.450	07/27/2026	114,387

Schedule of Investments

$250,000	Discover Bank, BKNT	3.100%	06/04/2020	$247,634
200,000	Fifth Third Bancorp	4.300	01/16/2024	201,094
100,000	Fifth Third Bank, BKNT	2.250	06/14/2021	96,971
125,000	First Horizon National Corp.	3.500	12/15/2020	124,389
250,000	First Republic Bank	2.500	06/06/2022	240,020
325,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	340,722
360,000	Goldman Sachs Group, Inc. (The), GMTN	4.000	03/03/2024	353,987
117,000	Huntington Bancshares, Inc.	3.150	03/14/2021	115,657
140,000	Huntington Bancshares, Inc.	4.000	05/15/2025	139,299
615,000	JPMorgan Chase & Co.	4.500	01/24/2022	630,518
760,000	JPMorgan Chase & Co.	2.950	10/01/2026	691,756
200,000	KeyBank NA	3.300	06/01/2025	194,184
185,000	KeyCorp, MTN	5.100	03/24/2021	191,437
100,000	Manufacturers & Traders Trust Co.	2.900	02/06/2025	95,200
200,000	Manufacturers & Traders Trust Co., BKNT	2.300	01/30/2019	199,964
325,000	Morgan Stanley, GMTN	2.750	05/19/2022	313,372
310,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	305,470
150,000	Northern Trust Corp.	3.450	11/04/2020	150,533
180,000	Northern Trust Corp.	3.950	10/30/2025	181,096
250,000	PNC Bank NA, BKNT	2.150	04/29/2021	241,857
250,000	PNC Bank NA, BKNT	3.100	10/25/2027	233,683
300,000	Regions Financial Corp.	3.200	02/08/2021	296,734
191,000	State Street Corp.	2.550	08/18/2020	188,343
175,000	State Street Corp.	3.550	08/18/2025	171,661
230,000	SunTrust Bank, BKNT	2.250	01/31/2020	227,604
150,000	SunTrust Banks, Inc.	4.000	05/01/2025	149,183
317,000	U.S. Bancorp, Series V, MTN	2.375	07/22/2026	283,801
250,000	U.S. Bank NA, BKNT	2.125	10/28/2019	247,890
689,000	Wells Fargo & Co., MTN	2.625	07/22/2022	660,930
661,000	Wells Fargo & Co.	3.000	04/22/2026	609,593

				11,637,207

	Beverages - 1.6%
350,000	Coca-Cola Co. (The)	3.300	09/01/2021	351,634
353,000	Coca-Cola Co. (The)	2.875	10/27/2025	335,347
131,000	Constellation Brands, Inc.	4.250	05/01/2023	131,791
100,000	Constellation Brands, Inc.	3.600	02/15/2028	92,256
100,000	Keurig Dr Pepper, Inc.(a)	4.057	05/25/2023	98,605
100,000	Keurig Dr Pepper, Inc.(a)	4.597	05/25/2028	98,410
110,000	Molson Coors Brewing Co.	2.100	07/15/2021	105,459
110,000	Molson Coors Brewing Co.	3.000	07/15/2026	98,133
315,000	PepsiCo, Inc.	2.750	03/01/2023	306,517
325,000	PepsiCo, Inc.	3.000	10/15/2027	305,172

				1,923,324

	Biotechnology - 1.2%
232,000	Amgen, Inc.	3.875	11/15/2021	233,906
240,000	Amgen, Inc.	3.625	05/22/2024	235,459
148,000	Biogen, Inc.	2.900	09/15/2020	146,345
132,000	Biogen, Inc.	4.050	09/15/2025	130,515
115,000	Celgene Corp.	2.875	08/15/2020	113,597
125,000	Celgene Corp.	3.875	08/15/2025	120,083
261,000	Gilead Sciences, Inc.	2.550	09/01/2020	257,573
219,000	Gilead Sciences, Inc.	3.650	03/01/2026	212,865

				1,450,343

	Building Materials - 0.6%
60,000	Fortune Brands Home & Security, Inc.	4.000	09/21/2023	59,663
75,000	Fortune Brands Home & Security, Inc.	4.000	06/15/2025	73,905
262,000	Johnson Controls International PLC	3.900	02/14/2026	255,205
150,000	Martin Marietta Materials, Inc.	3.500	12/15/2027	136,273
165,000	Masco Corp.	4.375	04/01/2026	162,807

				687,853

	Chemicals - 2.0%
200,000	Celanese US Holdings LLC	4.625	11/15/2022	203,380
260,000	DowDuPont, Inc.	4.725	11/15/2028	264,015
100,000	Eastman Chemical Co.	3.600	08/15/2022	99,415
100,000	Eastman Chemical Co.	3.800	03/15/2025	96,682
265,000	EI du Pont de Nemours & Co.	2.200	05/01/2020	262,653
200,000	LyondellBasell Industries NV	5.000	04/15/2019	200,345
200,000	LyondellBasell Industries NV	5.750	04/15/2024	213,731
100,000	Mosaic Co. (The)	4.250	11/15/2023	100,411
125,000	Mosaic Co. (The)	4.050	11/15/2027	118,861
230,000	PPG Industries, Inc.	3.600	11/15/2020	231,046
100,000	PPG Industries, Inc.	3.750	03/15/2028	94,677

Schedule of Investments

$156,000	Praxair, Inc.	4.500%	08/15/2019	$157,739
100,000	Sherwin-Williams Co. (The)	2.250	05/15/2020	97,998
105,000	Sherwin-Williams Co. (The)	3.450	06/01/2027	96,310
159,000	Westlake Chemical Corp.	3.600	08/15/2026	145,729

				2,382,992

	Commercial Services - 1.1%
150,000	Automatic Data Processing, Inc.	2.250	09/15/2020	147,908
150,000	Automatic Data Processing, Inc.	3.375	09/15/2025	148,130
150,000	Block Financial LLC	4.125	10/01/2020	150,925
115,000	Ecolab, Inc.	4.350	12/08/2021	117,846
130,000	Ecolab, Inc.	2.700	11/01/2026	119,518
157,000	Equifax, Inc.	3.300	12/15/2022	152,543
100,000	Total System Services, Inc.	3.800	04/01/2021	99,994
60,000	Total System Services, Inc.	4.800	04/01/2026	60,251
125,000	Verisk Analytics, Inc.	4.000	06/15/2025	123,720
175,000	Western Union Co. (The)	3.600	03/15/2022	173,268

				1,294,103

	Computers - 2.4%
615,000	Apple, Inc.	2.400	05/03/2023	586,679
610,000	Apple, Inc.	3.250	02/23/2026	586,585
179,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	178,925
150,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	150,735
352,000	HP, Inc.	4.650	12/09/2021	360,974
450,000	International Business Machines Corp.	1.625	05/15/2020	439,313
400,000	International Business Machines Corp.	3.625	02/12/2024	393,837
137,000	NetApp, Inc.	3.375	06/15/2021	135,629

				2,832,677

	Cosmetics/Personal Care - 1.2%
250,000	Colgate-Palmolive Co., MTN	2.300	05/03/2022	241,838
200,000	Colgate-Palmolive Co., MTN	3.250	03/15/2024	198,293
100,000	Estee Lauder Cos., Inc. (The)	1.800	02/07/2020	98,554
100,000	Estee Lauder Cos., Inc. (The)	3.150	03/15/2027	95,142
418,000	Procter & Gamble Co. (The)	2.150	08/11/2022	402,559
425,000	Procter & Gamble Co. (The)	2.450	11/03/2026	391,965

				1,428,351

	Diversified Financial Services - 4.5%
100,000	Aircastle Ltd.	5.000	04/01/2023	100,661
250,000	American Express Co.	2.500	08/01/2022	238,633
300,000	American Express Credit Corp., MTN	3.300	05/03/2027	285,770
200,000	Ameriprise Financial, Inc.	4.000	10/15/2023	202,373
175,000	Ameriprise Financial, Inc.	2.875	09/15/2026	160,010
220,000	BlackRock, Inc.	3.500	03/18/2024	219,370
227,000	BlackRock, Inc., Series 2	5.000	12/10/2019	231,700
275,000	Capital One Financial Corp.	2.500	05/12/2020	270,986
275,000	Capital One Financial Corp.	4.200	10/29/2025	262,769
71,000	Cboe Global Markets, Inc.	3.650	01/12/2027	68,203
170,000	Charles Schwab Corp. (The)	4.450	07/22/2020	173,411
175,000	Charles Schwab Corp. (The)	3.200	03/02/2027	165,499
150,000	CME Group, Inc.	3.000	09/15/2022	147,869
150,000	CME Group, Inc.	3.000	03/15/2025	143,835
200,000	E*TRADE Financial Corp.	2.950	08/24/2022	192,963
500,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	475,723
500,000	GE Capital International Funding Co. Unlimited Co.	3.373	11/15/2025	432,258
125,000	Intercontinental Exchange, Inc.	2.750	12/01/2020	123,581
150,000	Intercontinental Exchange, Inc.	3.750	12/01/2025	148,908
169,000	Mastercard, Inc.	2.000	11/21/2021	163,560
150,000	Mastercard, Inc.	3.375	04/01/2024	148,734
50,000	Nasdaq, Inc.	5.550	01/15/2020	51,233
100,000	Nasdaq, Inc.	4.250	06/01/2024	100,260
200,000	Raymond James Financial, Inc.	3.625	09/15/2026	188,379
110,000	TD Ameritrade Holding Corp.	2.950	04/01/2022	107,880
150,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	140,821
224,000	Visa, Inc.	2.200	12/14/2020	219,996
190,000	Visa, Inc.	3.150	12/14/2025	183,523

				5,348,908

	Electric - 6.2%
200,000	American Electric Power Co., Inc.	3.200	11/13/2027	185,277
150,000	Arizona Public Service Co.	8.750	03/01/2019	152,049
200,000	Avangrid, Inc.	3.150	12/01/2024	189,843
306,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/2018	306,000
340,000	Consolidated Edison, Inc.	2.000	05/15/2021	328,575
200,000	Consumers Energy Co.	6.700	09/15/2019	205,568

Schedule of Investments

$208,000	Dominion Energy, Inc.	2.579%	07/01/2020	$204,602
190,000	Dominion Energy, Inc.	3.900	10/01/2025	185,556
200,000	DTE Energy Co.	2.850	10/01/2026	181,415
125,000	DTE Energy Co., Series D	3.700	08/01/2023	124,356
277,000	Duke Energy Corp.	1.800	09/01/2021	263,592
277,000	Duke Energy Corp.	2.650	09/01/2026	247,565
150,000	Edison International	4.125	03/15/2028	141,029
150,000	Entergy Corp.	4.000	07/15/2022	150,162
173,000	Entergy Corp.	2.950	09/01/2026	156,991
125,000	Eversource Energy, Series K	2.750	03/15/2022	121,499
225,000	Exelon Corp.	3.950	06/15/2025	220,559
252,000	Exelon Generation Co. LLC	2.950	01/15/2020	250,464
150,000	FirstEnergy Corp., Series B	4.250	03/15/2023	150,858
200,000	FirstEnergy Corp., Series B	3.900	07/15/2027	191,740
171,000	Interstate Power & Light Co.	3.250	12/01/2024	165,834
200,000	Nextera Energy Capital Holdings, Inc.	2.800	01/15/2023	192,544
211,000	NextEra Energy Capital Holdings, Inc.	3.550	05/01/2027	199,335
130,000	NSTAR Electric Co.	3.200	05/15/2027	123,312
180,000	Ohio Power Co., Series M	5.375	10/01/2021	189,531
185,000	Pacific Gas & Electric Co.	3.500	10/01/2020	177,388
200,000	Pacific Gas & Electric Co.	3.300	12/01/2027	165,936
151,000	PPL Capital Funding, Inc.	3.400	06/01/2023	148,993
225,000	PPL Capital Funding, Inc.	3.100	05/15/2026	208,176
325,000	PSEG Power LLC	3.000	06/15/2021	319,807
126,000	Sempra Energy	2.400	03/15/2020	123,834
160,000	Sempra Energy	3.400	02/01/2028	145,727
154,000	Southern California Edison Co., Series C	3.500	10/01/2023	149,888
295,000	Southern Co. (The)	2.350	07/01/2021	284,267
237,000	Southern Co. (The)	3.250	07/01/2026	219,495
130,000	WEC Energy Group, Inc.	3.375	06/15/2021	129,190
154,000	WEC Energy Group, Inc.	3.550	06/15/2025	150,151
118,000	Xcel Energy, Inc.	4.700	05/15/2020	119,539
150,000	Xcel Energy, Inc.	3.300	06/01/2025	143,980

				7,314,627

	Electrical Components & Equipment - 0.4%
250,000	Emerson Electric Co.	2.625	02/15/2023	241,881
200,000	Emerson Electric Co.	3.150	06/01/2025	192,267

				434,148

	Electronics - 1.8%
200,000	Agilent Technologies, Inc.	3.875	07/15/2023	199,398
150,000	Amphenol Corp.	2.550	01/30/2019	149,848
250,000	Arrow Electronics, Inc.	3.875	01/12/2028	228,613
200,000	Avnet, Inc.	4.625	04/15/2026	193,863
150,000	Flex Ltd.	5.000	02/15/2023	148,762
100,000	Flex Ltd.	4.750	06/15/2025	96,885
100,000	Fortive Corp.	2.350	06/15/2021	96,798
100,000	Fortive Corp.	3.150	06/15/2026	92,747
245,000	Honeywell International, Inc.	1.850	11/01/2021	235,117
251,000	Honeywell International, Inc.	2.500	11/01/2026	230,553
100,000	Keysight Technologies, Inc.	4.600	04/06/2027	99,810
100,000	Tech Data Corp.	3.700	02/15/2022	97,568
111,000	Tech Data Corp.	4.950	02/15/2027	104,524
140,000	Trimble, Inc.	4.900	06/15/2028	138,058

				2,112,544

	Engineering & Construction - 0.2%
230,000	Fluor Corp.	3.500	12/15/2024	222,479

	Environmental Control - 0.5%
100,000	Republic Services, Inc.	3.550	06/01/2022	99,449
136,000	Republic Services, Inc.	3.950	05/15/2028	134,204
155,000	Waste Management, Inc.	4.750	06/30/2020	158,389
200,000	Waste Management, Inc.	3.150	11/15/2027	187,858

				579,900

	Food - 3.0%
110,000	Campbell Soup Co.	3.650	03/15/2023	106,313
100,000	Campbell Soup Co.	4.150	03/15/2028	92,920
100,000	Conagra Brands, Inc.	3.800	10/22/2021	99,838
100,000	Conagra Brands, Inc.	4.850	11/01/2028	99,457
200,000	General Mills, Inc.	3.150	12/15/2021	196,275
175,000	General Mills, Inc.	3.200	02/10/2027	158,388
100,000	Hershey Co. (The)	3.375	05/15/2023	99,542
100,000	Hershey Co. (The)	2.300	08/15/2026	90,376

Schedule of Investments

$100,000	JM Smucker Co. (The)	3.500%	10/15/2021	$99,185
100,000	JM Smucker Co. (The)	3.500	03/15/2025	95,126
143,000	Kellogg Co.	4.000	12/15/2020	144,744
150,000	Kellogg Co.	3.250	04/01/2026	138,949
221,000	Kraft Heinz Foods Co.	3.500	06/06/2022	217,439
220,000	Kraft Heinz Foods Co.	3.950	07/15/2025	211,237
200,000	Kroger Co. (The)	6.150	01/15/2020	205,962
300,000	Kroger Co. (The)	2.650	10/15/2026	264,548
85,000	McCormick & Co., Inc.	2.700	08/15/2022	81,621
100,000	McCormick & Co., Inc.	3.400	08/15/2027	94,509
225,000	Mondelez International, Inc.	3.625	05/07/2023	222,471
200,000	Mondelez International, Inc.	4.000	02/01/2024	199,283
155,000	Sysco Corp.	2.600	10/01/2020	152,774
190,000	Sysco Corp.	3.300	07/15/2026	179,138
147,000	Tyson Foods, Inc.	2.650	08/15/2019	146,233
200,000	Tyson Foods, Inc.	3.950	08/15/2024	197,696

				3,594,024

	Forest Products & Paper - 0.3%
175,000	International Paper Co.	4.750	02/15/2022	181,042
217,000	International Paper Co.	3.000	02/15/2027	195,726

				376,768

	Gas - 0.5%
150,000	Atmos Energy Corp.	3.000	06/15/2027	141,044
100,000	CenterPoint Energy Resources Corp.	4.500	01/15/2021	101,251
115,000	National Fuel Gas Co.	3.750	03/01/2023	111,356
100,000	NiSource, Inc.	2.650	11/17/2022	96,346
95,000	NiSource, Inc.	3.490	05/15/2027	89,481

				539,478

	Hand/Machine Tools - 0.3%
200,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	193,687
120,000	Stanley Black & Decker, Inc.	4.250	11/15/2028	120,515

				314,202

	Healthcare-Products - 1.6%
175,000	Abbott Laboratories	2.900	11/30/2021	171,050
228,000	Abbott Laboratories	3.750	11/30/2026	222,880
275,000	Baxter International, Inc.	2.600	08/15/2026	248,260
100,000	Boston Scientific Corp.	6.000	01/15/2020	102,709
100,000	Boston Scientific Corp.	4.000	03/01/2028	95,458
125,000	Danaher Corp.	2.400	09/15/2020	123,250
100,000	Danaher Corp.	3.350	09/15/2025	97,937
110,000	Edwards Lifesciences Corp.	4.300	06/15/2028	109,756
125,000	Stryker Corp.	2.625	03/15/2021	122,748
150,000	Stryker Corp.	3.500	03/15/2026	142,374
151,000	Thermo Fisher Scientific, Inc.	4.500	03/01/2021	153,645
135,000	Thermo Fisher Scientific, Inc.	4.150	02/01/2024	135,713
104,000	Zimmer Biomet Holdings, Inc.	2.700	04/01/2020	102,632
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	94,323

				1,922,735

	Healthcare-Services - 2.2%
199,000	Aetna, Inc.	2.800	06/15/2023	188,357
225,000	Aetna, Inc.	3.500	11/15/2024	217,024
235,000	Anthem, Inc.	3.125	05/15/2022	230,368
225,000	Anthem, Inc.	3.650	12/01/2027	211,324
150,000	Cigna Corp.	4.000	02/15/2022	151,097
163,000	Cigna Corp.	3.250	04/15/2025	153,829
160,000	Humana, Inc.	3.150	12/01/2022	156,031
168,000	Humana, Inc.	3.950	03/15/2027	163,731
100,000	Laboratory Corp. of America Holdings	4.625	11/15/2020	101,833
100,000	Laboratory Corp. of America Holdings	3.600	02/01/2025	96,427
150,000	Quest Diagnostics, Inc.	4.700	04/01/2021	153,759
100,000	Quest Diagnostics, Inc.	3.500	03/30/2025	95,828
332,000	UnitedHealth Group, Inc.	2.700	07/15/2020	329,762
350,000	UnitedHealth Group, Inc.	3.100	03/15/2026	332,207

				2,581,577

	Home Builders - 0.3%
150,000	DR Horton, Inc.	4.000	02/15/2020	150,209
150,000	NVR, Inc.	3.950	09/15/2022	149,182

				299,391

	Home Furnishings - 0.1%
150,000	Leggett & Platt, Inc.	3.500	11/15/2027	139,151

Schedule of Investments

	Household Products/Wares - 0.5%
$124,000	Clorox Co. (The)	3.050%	09/15/2022	$121,622
100,000	Clorox Co. (The)	3.500	12/15/2024	98,168
350,000	Kimberly-Clark Corp.	3.950	11/01/2028	354,255

				574,045

	Housewares - 0.2%
91,000	Newell Brands, Inc.	3.850	04/01/2023	88,673
100,000	Newell Brands, Inc.	4.200	04/01/2026	95,349
100,000	Tupperware Brands Corp.	4.750	06/01/2021	102,056

				286,078

	Insurance - 6.4%
300,000	Aflac, Inc.	3.625	06/15/2023	298,421
190,000	Aflac, Inc.	3.625	11/15/2024	186,837
205,000	Allstate Corp. (The)	3.150	06/15/2023	202,189
240,000	Allstate Corp. (The)	3.280	12/15/2026	230,616
300,000	American International Group, Inc.	4.875	06/01/2022	308,007
350,000	American International Group, Inc.	3.900	04/01/2026	332,097
539,000	Berkshire Hathaway, Inc.	2.750	03/15/2023	522,487
551,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	526,312
350,000	Brighthouse Financial, Inc.	3.700	06/22/2027	298,034
100,000	Brown & Brown, Inc.	4.200	09/15/2024	98,643
200,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	196,113
195,000	Chubb INA Holdings, Inc.	3.350	05/03/2026	188,456
355,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	370,255
175,000	Lincoln National Corp.	4.000	09/01/2023	176,287
300,000	Lincoln National Corp.	3.800	03/01/2028	285,533
150,000	Loews Corp.	2.625	05/15/2023	143,227
150,000	Loews Corp.	3.750	04/01/2026	146,434
130,000	Marsh & McLennan Cos., Inc.	4.800	07/15/2021	133,595
164,000	Marsh & McLennan Cos., Inc.	3.750	03/14/2026	159,849
355,000	MetLife, Inc.	4.750	02/08/2021	364,232
370,000	MetLife, Inc.	3.600	04/10/2024	367,513
175,000	Old Republic International Corp.	3.875	08/26/2026	166,507
143,000	Progressive Corp. (The)	3.750	08/23/2021	144,336
157,000	Progressive Corp. (The)	2.450	01/15/2027	141,601
325,000	Prudential Financial, Inc., MTN	3.500	05/15/2024	321,931
300,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/2019	306,466
175,000	Torchmark Corp.	4.550	09/15/2028	175,269
432,000	Travelers Cos., Inc. (The)	3.900	11/01/2020	436,908
316,000	Voya Financial, Inc.	3.650	06/15/2026	297,874

				7,526,029

	Internet - 1.5%
338,000	Alphabet, Inc.	3.625	05/19/2021	342,871
357,000	Alphabet, Inc.	1.998	08/15/2026	319,386
275,000	Amazon.com, Inc.	2.500	11/29/2022	265,052
342,000	Amazon.com, Inc.	3.150	08/22/2027	324,938
100,000	Booking Holdings, Inc.	2.750	03/15/2023	95,583
150,000	Booking Holdings, Inc.	3.600	06/01/2026	142,611
166,000	eBay, Inc.	2.600	07/15/2022	158,861
100,000	eBay, Inc.	3.600	06/05/2027	92,279

				1,741,581

	Iron/Steel - 0.4%
150,000	Nucor Corp.	4.125	09/15/2022	153,031
169,000	Nucor Corp.	3.950	05/01/2028	166,406
153,000	Reliance Steel & Aluminum Co.	4.500	04/15/2023	153,869

				473,306

	Leisure Time - 0.5%
300,000	Carnival Corp.	3.950	10/15/2020	302,143
280,000	Royal Caribbean Cruises Ltd.	3.700	03/15/2028	254,596

				556,739

	Lodging - 0.2%
100,000	Marriott International, Inc.	2.300	01/15/2022	95,559
150,000	Marriott International, Inc., Series R	3.125	06/15/2026	135,709

				231,268

	Machinery-Construction & Mining - 0.4%
242,000	Caterpillar, Inc.	3.900	05/27/2021	244,926
247,000	Caterpillar, Inc.	3.400	05/15/2024	245,266

				490,192

	Machinery-Diversified - 1.1%
277,000	Cummins, Inc.	3.650	10/01/2023	278,858
199,000	Deere & Co.	2.600	06/08/2022	192,574
135,000	Flowserve Corp.	3.500	09/15/2022	132,059

Schedule of Investments

$200,000	John Deere Capital Corp., MTN	3.450%	03/13/2025	$196,791
75,000	Roper Technologies, Inc.	3.000	12/15/2020	74,245
100,000	Roper Technologies, Inc.	3.800	12/15/2026	95,867
125,000	Wabtec Corp.	4.700	09/15/2028	118,496
100,000	Xylem, Inc.	4.875	10/01/2021	103,084
75,000	Xylem, Inc.	3.250	11/01/2026	70,312

				1,262,286

	Media - 2.1%
203,000	21st Century Fox America, Inc.	3.000	09/15/2022	198,445
150,000	21st Century Fox America, Inc.	3.700	10/15/2025	148,753
151,000	CBS Corp.	3.375	03/01/2022	149,225
200,000	CBS Corp.	4.000	01/15/2026	192,548
350,000	Comcast Corp.	4.150	10/15/2028	347,290
110,000	Discovery Communications LLC	2.950	03/20/2023	104,567
100,000	Discovery Communications LLC	3.950	03/20/2028	93,136
350,000	NBCUniversal Media LLC	5.150	04/30/2020	358,812
308,000	Viacom, Inc.	4.250	09/01/2023	309,853
290,000	Walt Disney Co. (The), GMTN	2.350	12/01/2022	278,381
300,000	Walt Disney Co. (The), MTN	2.950	06/15/2027	281,342

				2,462,352

	Mining - 0.2%
200,000	Newmont Mining Corp.	3.500	03/15/2022	196,491

	Miscellaneous Manufacturing - 1.4%
250,000	3M Co., GMTN	2.000	06/26/2022	239,645
280,000	3M Co.	2.875	10/15/2027	263,279
100,000	Carlisle Cos., Inc.	3.750	12/01/2027	93,992
180,000	Eaton Corp.	2.750	11/02/2022	172,681
195,000	Eaton Corp.	3.103	09/15/2027	180,793
140,000	Illinois Tool Works, Inc.	6.250	04/01/2019	141,523
204,000	Illinois Tool Works, Inc.	2.650	11/15/2026	186,592
221,000	Ingersoll-Rand Luxembourg Finance SA	3.550	11/01/2024	214,866
225,000	Parker-Hannifin Corp.	3.250	03/01/2027	212,141

				1,705,512

	Office/Business Equipment - 0.2%
183,000	Xerox Corp.	4.500	05/15/2021	179,906

	Oil & Gas - 5.6%
150,000	Apache Corp.	3.250	04/15/2022	146,341
150,000	Apache Corp.	4.375	10/15/2028	141,110
517,000	Chevron Corp.	2.355	12/05/2022	494,319
525,000	Chevron Corp.	2.954	05/16/2026	494,302
86,000	Cimarex Energy Co.	4.375	06/01/2024	84,092
155,000	Concho Resources, Inc.	3.750	10/01/2027	144,198
475,000	ConocoPhillips Holding Co.	6.950	04/15/2029	575,318
150,000	EOG Resources, Inc.	2.625	03/15/2023	143,008
150,000	EOG Resources, Inc.	4.150	01/15/2026	151,272
75,000	EQT Corp.	3.900	10/01/2027	65,860
100,000	Equities Corp.	4.875	11/15/2021	101,118
660,000	Exxon Mobil Corp.	2.222	03/01/2021	645,199
660,000	Exxon Mobil Corp.	3.043	03/01/2026	634,177
150,000	Helmerich & Payne International Drilling Co.	4.650	03/15/2025	153,816
245,000	HollyFrontier Corp.	5.875	04/01/2026	252,381
243,000	Marathon Petroleum Corp.	5.125	03/01/2021	249,527
239,000	Marathon Petroleum Corp.	3.625	09/15/2024	229,636
100,000	Noble Energy, Inc.	4.150	12/15/2021	99,980
112,000	Noble Energy, Inc.	3.900	11/15/2024	107,232
225,000	Occidental Petroleum Corp.	2.700	02/15/2023	215,597
225,000	Occidental Petroleum Corp.	3.400	04/15/2026	217,195
150,000	Patterson-UTI Energy, Inc.	3.950	02/01/2028	136,642
510,000	Phillips 66	3.900	03/15/2028	483,977
105,000	Pioneer Natural Resources Co.	3.950	07/15/2022	104,545
60,000	Pioneer Natural Resources Co.	4.450	01/15/2026	60,083
301,000	Valero Energy Corp.	6.125	02/01/2020	309,648
260,000	Valero Energy Corp.	3.400	09/15/2026	237,087

				6,677,660

	Oil & Gas Services - 0.9%
150,000	Halliburton Co.	3.500	08/01/2023	146,982
167,000	Halliburton Co.	3.800	11/15/2025	159,767
269,000	National Oilwell Varco, Inc.	2.600	12/01/2022	253,531
525,000	Schlumberger Investment SA	3.650	12/01/2023	515,671

				1,075,951

Schedule of Investments

	Packaging & Containers - 0.3%
$104,000	Packaging Corp. of America	4.500%	11/01/2023	$106,275
90,000	Packaging Corp. of America	3.400	12/15/2027	82,468
150,000	WRKCo, Inc.(a)	3.375	09/15/2027	135,624

				324,367

	Pharmaceuticals - 5.9%
255,000	AbbVie, Inc.	2.500	05/14/2020	251,143
287,000	AbbVie, Inc.	3.600	05/14/2025	274,164
161,000	Allergan Funding SCS	3.000	03/12/2020	159,999
160,000	Allergan Funding SCS	3.800	03/15/2025	153,789
200,000	AmerisourceBergen Corp.	3.500	11/15/2021	198,885
250,000	AmerisourceBergen Corp.	3.450	12/15/2027	230,108
203,000	Bristol-Myers Squibb Co.	2.000	08/01/2022	194,175
200,000	Bristol-Myers Squibb Co.	3.250	02/27/2027	192,192
240,000	Cardinal Health, Inc.	2.616	06/15/2022	228,924
300,000	Cardinal Health, Inc.	3.410	06/15/2027	270,473
350,000	CVS Health Corp.	3.700	03/09/2023	344,917
300,000	CVS Health Corp.	4.300	03/25/2028	292,112
200,000	Eli Lilly & Co.	2.350	05/15/2022	194,326
250,000	Eli Lilly & Co.	2.750	06/01/2025	236,666
243,000	Express Scripts Holding Co.	4.750	11/15/2021	249,261
300,000	Express Scripts Holding Co.	3.400	03/01/2027	276,416
421,000	Johnson & Johnson	2.250	03/03/2022	409,225
438,000	Johnson & Johnson	2.450	03/01/2026	405,720
260,000	McKesson Corp.	2.284	03/15/2019	259,489
275,000	McKesson Corp.	3.796	03/15/2024	268,919
350,000	Merck & Co., Inc.	2.800	05/18/2023	340,829
400,000	Merck & Co., Inc.	2.750	02/10/2025	381,378
121,000	Mylan NV	3.150	06/15/2021	118,082
130,000	Mylan NV	3.950	06/15/2026	119,724
400,000	Pfizer, Inc.	2.100	05/15/2019	398,494
400,000	Pfizer, Inc.	3.000	12/15/2026	381,043
100,000	Zoetis, Inc.	3.250	02/01/2023	97,841
100,000	Zoetis, Inc.	3.000	09/12/2027	91,702

				7,019,996

	Pipelines - 0.9%
115,000	Enable Midstream Partners LP	4.400	03/15/2027	105,315
233,000	Kinder Morgan, Inc.	3.050	12/01/2019	231,353
207,000	Kinder Morgan, Inc.	4.300	06/01/2025	202,432
100,000	ONEOK Partners LP	3.375	10/01/2022	97,009
100,000	ONEOK, Inc.	4.550	07/15/2028	96,925
213,000	Williams Cos., Inc. (The)	3.600	03/15/2022	209,229
184,000	Williams Cos., Inc. (The)	4.300	03/04/2024	181,835

				1,124,098

	Real Estate - 0.2%
200,000	CBRE Services, Inc.	4.875	03/01/2026	202,522

	REITs - 4.8%
50,000	Alexandria Real Estate Equities, Inc.	3.900	06/15/2023	50,101
65,000	Alexandria Real Estate Equities, Inc.	3.450	04/30/2025	62,145
100,000	American Homes 4 Rent LP	4.250	02/15/2028	94,579
125,000	American Tower Corp.	3.500	01/31/2023	121,918
125,000	American Tower Corp.	3.375	10/15/2026	115,005
200,000	AvalonBay Communities, Inc., GMTN	3.450	06/01/2025	194,471
100,000	Boston Properties LP	4.125	05/15/2021	100,956
115,000	Boston Properties LP	3.650	02/01/2026	110,122
64,000	Brixmor Operating Partnership LP	3.875	08/15/2022	63,512
75,000	Brixmor Operating Partnership LP	3.850	02/01/2025	71,868
115,000	Crown Castle International Corp.	5.250	01/15/2023	119,117
150,000	Crown Castle International Corp.	3.650	09/01/2027	138,141
100,000	Digital Realty Trust LP	3.950	07/01/2022	100,254
100,000	Digital Realty Trust LP	3.700	08/15/2027	93,061
100,000	ERP Operating LP	4.625	12/15/2021	102,754
150,000	ERP Operating LP	2.850	11/01/2026	137,840
150,000	Essex Portfolio LP	3.500	04/01/2025	144,551
105,000	HCP, Inc.	4.000	12/01/2022	104,029
91,000	HCP, Inc.	3.875	08/15/2024	88,473
100,000	Healthcare Trust of America Holdings LP	3.750	07/01/2027	93,906
148,000	Hospitality Properties Trust	5.000	08/15/2022	150,935
210,000	Host Hotels & Resorts LP, Series E	4.000	06/15/2025	202,523
105,000	Kimco Realty Corp.	3.400	11/01/2022	102,260
100,000	Kimco Realty Corp.	3.300	02/01/2025	93,838
100,000	LifeStorage LP	3.500	07/01/2026	92,193

Schedule of Investments

$150,000	Mid-America Apartments LP	3.600%	06/01/2027	$141,432
50,000	Omega Healthcare Investors, Inc.	4.375	08/01/2023	49,376
100,000	Omega Healthcare Investors, Inc.	5.250	01/15/2026	101,004
100,000	Prologis LP	4.250	08/15/2023	102,860
135,000	Prologis LP	3.750	11/01/2025	133,955
105,000	Public Storage	2.370	09/15/2022	100,802
125,000	Public Storage	3.094	09/15/2027	116,248
118,000	Realty Income Corp.	4.650	08/01/2023	122,383
75,000	Realty Income Corp.	4.125	10/15/2026	74,457
112,000	Regency Centers LP	3.600	02/01/2027	105,657
150,000	Senior Housing Properties Trust	4.750	02/15/2028	142,395
197,000	Simon Property Group LP	4.375	03/01/2021	200,481
165,000	Simon Property Group LP	3.375	10/01/2024	160,550
150,000	SL Green Operating Partnership LP	3.250	10/15/2022	144,459
150,000	Ventas Realty LP	4.400	01/15/2029	147,248
100,000	Ventas Realty LP/Ventas Capital Corp.	4.250	03/01/2022	101,456
165,000	VEREIT Operating Partnership LP	4.875	06/01/2026	165,274
125,000	Washington Prime Group LP	5.950	08/15/2024	116,159
135,000	Welltower, Inc.	4.125	04/01/2019	135,099
150,000	Welltower, Inc.	4.000	06/01/2025	145,881
225,000	Weyerhaeuser Co.	4.625	09/15/2023	232,462
150,000	WP Carey, Inc.	4.600	04/01/2024	150,830

				5,639,020

	Retail - 6.1%
100,000	AutoZone, Inc.	3.125	07/15/2023	96,840
125,000	AutoZone, Inc.	3.750	06/01/2027	118,542
150,000	Best Buy Co., Inc.	5.500	03/15/2021	155,815
150,000	Best Buy Co., Inc.	4.450	10/01/2028	142,897
275,000	Costco Wholesale Corp.	1.700	12/15/2019	271,523
275,000	Costco Wholesale Corp.	3.000	05/18/2027	260,595
175,000	Darden Restaurants, Inc.	3.850	05/01/2027	168,136
102,000	Dollar General Corp.	3.250	04/15/2023	98,987
125,000	Dollar General Corp.	3.875	04/15/2027	119,605
110,000	Dollar Tree, Inc.	3.700	05/15/2023	107,121
125,000	Dollar Tree, Inc.	4.200	05/15/2028	116,945
319,000	Home Depot, Inc. (The)	2.625	06/01/2022	312,523
300,000	Home Depot, Inc. (The)	3.000	04/01/2026	285,143
250,000	Kohl’s Corp.	4.250	07/17/2025	245,356
232,000	Lowe’s Cos., Inc.	3.750	04/15/2021	233,963
230,000	Lowe’s Cos., Inc.	2.500	04/15/2026	209,248
156,000	Macy’s Retail Holdings, Inc.	2.875	02/15/2023	145,696
150,000	Macy’s Retail Holdings, Inc.	3.625	06/01/2024	141,607
260,000	McDonald’s Corp., MTN	2.625	01/15/2022	253,051
250,000	McDonald’s Corp., MTN	3.700	01/30/2026	243,981
254,000	Nordstrom, Inc.	4.000	10/15/2021	256,123
100,000	O’Reilly Automotive, Inc.	4.875	01/14/2021	102,460
100,000	O’Reilly Automotive, Inc.	3.600	09/01/2027	93,359
150,000	Starbucks Corp.	2.100	02/04/2021	146,102
150,000	Starbucks Corp.	3.800	08/15/2025	147,719
200,000	Tapestry, Inc.	4.250	04/01/2025	193,643
244,000	Target Corp.	2.900	01/15/2022	241,970
300,000	Target Corp.	2.500	04/15/2026	275,025
193,000	TJX Cos., Inc. (The)	2.750	06/15/2021	190,011
170,000	TJX Cos., Inc. (The)	2.250	09/15/2026	151,787
238,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	236,241
288,000	Walgreens Boots Alliance, Inc.	3.800	11/18/2024	281,288
575,000	Walmart, Inc.	3.400	06/26/2023	574,299
616,000	Walmart, Inc.	2.650	12/15/2024	587,160

				7,204,761

	Savings & Loans - 0.1%
150,000	People’s United Financial, Inc.	3.650	12/06/2022	148,736

	Semiconductors - 2.6%
120,000	Analog Devices, Inc.	2.875	06/01/2023	115,029
100,000	Analog Devices, Inc.	3.900	12/15/2025	97,607
111,000	Applied Materials, Inc.	4.300	06/15/2021	113,654
100,000	Applied Materials, Inc.	3.300	04/01/2027	94,611
125,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.000	01/15/2022	120,310
121,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875	01/15/2027	109,061
382,000	Intel Corp.	3.300	10/01/2021	383,109
358,000	Intel Corp.	3.700	07/29/2025	355,609
100,000	KLA-Tencor Corp.	4.125	11/01/2021	100,952
137,000	KLA-Tencor Corp.	4.650	11/01/2024	139,398

Schedule of Investments

$100,000	Lam Research Corp.	2.800%	06/15/2021	$98,091
100,000	Lam Research Corp.	3.800	03/15/2025	98,059
100,000	Maxim Integrated Products, Inc.	3.375	03/15/2023	98,343
100,000	Maxim Integrated Products, Inc.	3.450	06/15/2027	92,397
100,000	NVIDIA Corp.	2.200	09/16/2021	96,988
100,000	NVIDIA Corp.	3.200	09/16/2026	93,540
250,000	QUALCOMM, Inc.	2.250	05/20/2020	245,962
250,000	QUALCOMM, Inc.	3.450	05/20/2025	238,202
180,000	Texas Instruments, Inc.	1.650	08/03/2019	178,421
200,000	Texas Instruments, Inc.	2.900	11/03/2027	186,374

				3,055,717

	Shipbuilding - 0.1%
130,000	Huntington Ingalls Industries, Inc.	3.483	12/01/2027	119,808

	Software - 2.6%
100,000	Activision Blizzard, Inc.	2.300	09/15/2021	96,759
100,000	Activision Blizzard, Inc.	3.400	09/15/2026	92,852
100,000	Adobe Systems, Inc.	3.250	02/01/2025	97,254
100,000	Adobe, Inc.	4.750	02/01/2020	101,694
100,000	Autodesk, Inc.	3.500	06/15/2027	91,722
140,000	Broadridge Financial Solutions, Inc.	3.400	06/27/2026	130,827
135,000	Electronic Arts, Inc.	3.700	03/01/2021	135,639
100,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	99,962
165,000	Fidelity National Information Services, Inc.	3.000	08/15/2026	150,167
100,000	Fiserv, Inc.	2.700	06/01/2020	98,654
100,000	Fiserv, Inc.	3.850	06/01/2025	98,263
506,000	Microsoft Corp.	1.550	08/08/2021	486,568
460,000	Microsoft Corp.	3.300	02/06/2027	448,331
324,000	Oracle Corp.	1.900	09/15/2021	311,599
322,000	Oracle Corp.	2.650	07/15/2026	294,735
69,000	salesforce.com, Inc.	3.700	04/11/2028	67,899
69,000	salesforce.Com, Inc.	3.250	04/11/2023	68,309
85,000	VMware, Inc.	2.950	08/21/2022	80,544
100,000	VMware, Inc.	3.900	08/21/2027	89,767

				3,041,545

	Telecommunications - 2.6%
570,000	AT&T, Inc.	2.450	06/30/2020	561,938
607,000	AT&T, Inc.	3.400	05/15/2025	565,605
296,000	Cisco Systems, Inc.	4.450	01/15/2020	300,553
331,000	Cisco Systems, Inc.	2.500	09/20/2026	301,324
140,000	Juniper Networks, Inc.	4.500	03/15/2024	141,596
100,000	Motorola Solutions, Inc.	3.750	05/15/2022	98,791
100,000	Motorola Solutions, Inc.	4.000	09/01/2024	97,393
483,000	Verizon Communications, Inc.	5.150	09/15/2023	511,238
485,000	Verizon Communications, Inc.	4.329	09/21/2028	481,594

				3,060,032

	Textiles - 0.3%
100,000	Cintas Corp. No. 2	2.900	04/01/2022	97,836
100,000	Cintas Corp. No. 2	3.700	04/01/2027	97,142
200,000	Mohawk Industries, Inc.	3.850	02/01/2023	198,969

				393,947

	Toys/Games/Hobbies - 0.1%
175,000	Hasbro, Inc.	3.500	09/15/2027	161,980

	Transportation - 1.9%
179,000	CH Robinson Worldwide, Inc.	4.200	04/15/2028	175,760
160,000	CSX Corp.	3.700	10/30/2020	160,786
167,000	CSX Corp.	3.250	06/01/2027	155,474
200,000	FedEx Corp.	2.625	08/01/2022	193,565
200,000	FedEx Corp.	4.000	01/15/2024	202,875
100,000	Kirby Corp.	4.200	03/01/2028	96,309
150,000	Norfolk Southern Corp.	3.000	04/01/2022	147,612
200,000	Norfolk Southern Corp.	2.900	06/15/2026	186,821
214,000	Union Pacific Corp.	4.163	07/15/2022	217,822
250,000	Union Pacific Corp.	3.950	09/10/2028	245,698
250,000	United Parcel Service, Inc.	3.125	01/15/2021	249,980
275,000	United Parcel Service, Inc.	3.050	11/15/2027	259,167

				2,291,869

	Water - 0.2%
200,000	American Water Capital Corp.	3.400	03/01/2025	196,186

	Total Corporate Bonds (Cost $121,019,666)			117,537,527

Schedule of Investments

Number of Shares
	Money Market Fund - 0.3%
352,603	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $352,603)	$352,603

	Total Investments in Securities (Cost $121,372,269) - 99.6%	117,890,130
	Other assets less liabilities - 0.4%	461,797

	Net Assets - 100.0%	$118,351,927

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $332,639, which represented less than 1% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.8%
	Aerospace/Defense - 2.4%
$100,000	General Dynamics Corp.	2.250%	11/15/2022	$96,082
100,000	Lockheed Martin Corp.	2.500	11/23/2020	98,333
100,000	United Technologies Corp.	3.650	08/16/2023	98,663

				293,078

	Agriculture - 1.2%
50,000	Philip Morris International, Inc.	4.500	03/26/2020	50,762
100,000	Reynolds American, Inc. (United Kingdom)	4.000	06/12/2022	99,072

				149,834

	Auto Manufacturers - 3.7%
100,000	American Honda Finance Corp., MTN	2.000	02/14/2020	98,625
100,000	General Motors Financial Co., Inc.	3.500	07/10/2019	100,071
100,000	Toyota Motor Credit Corp., GMTN	1.700	02/19/2019	99,778
50,000	Toyota Motor Credit Corp., MTN	2.125	07/18/2019	49,768
100,000	Toyota Motor Credit Corp., MTN	3.300	01/12/2022	99,859

				448,101

	Banks - 32.0%
100,000	Bank of America Corp., MTN	5.625	07/01/2020	103,285
100,000	Bank of America Corp., MTN	5.000	05/13/2021	103,299
150,000	Bank of America Corp., GMTN	3.300	01/11/2023	146,515
50,000	Bank of America Corp., Series L, GMTN	2.600	01/15/2019	49,979
100,000	Bank of Montreal, MTN (Canada)	1.900	08/27/2021	96,006
100,000	Bank of New York Mellon Corp. (The), Series G	2.200	05/15/2019	99,615
100,000	Bank of Nova Scotia (The) (Canada)	2.350	10/21/2020	98,239
100,000	BB&T Corp., MTN	2.625	06/29/2020	98,888
100,000	BNP Paribas SA, BKNT, GMTN (France)	5.000	01/15/2021	103,181
100,000	Citigroup, Inc.	2.500	07/29/2019	99,575
100,000	Citigroup, Inc.	4.050	07/30/2022	100,447
100,000	Citigroup, Inc.	3.500	05/15/2023	97,753
100,000	Cooperatieve Rabobank UA, GMTN (Netherlands)	3.875	02/08/2022	100,686
50,000	Credit Suisse AG, GMTN (Switzerland)	5.400	01/14/2020	50,812
100,000	Goldman Sachs Group, Inc. (The)	2.625	01/31/2019	99,913
100,000	Goldman Sachs Group, Inc. (The)	2.000	04/25/2019	99,592
100,000	Goldman Sachs Group, Inc. (The)	3.625	01/22/2023	98,657
200,000	HSBC Holdings PLC (United Kingdom)	2.650	01/05/2022	192,580
100,000	HSBC USA, Inc.	2.250	06/23/2019	99,501
100,000	Huntington Bancshares, Inc.	2.300	01/14/2022	95,555
100,000	JPMorgan Chase & Co.	2.200	10/22/2019	99,186
100,000	JPMorgan Chase & Co.	4.250	10/15/2020	101,281
100,000	JPMorgan Chase & Co.	3.250	09/23/2022	98,380
100,000	JPMorgan Chase & Co.	2.972	01/15/2023	96,810
100,000	KeyCorp, MTN	2.900	09/15/2020	99,036
100,000	Morgan Stanley, GMTN	5.625	09/23/2019	101,820
100,000	Morgan Stanley	2.650	01/27/2020	99,189
100,000	Morgan Stanley	2.800	06/16/2020	99,059
100,000	Morgan Stanley, MTN	2.625	11/17/2021	96,840
100,000	Northern Trust Corp.	3.375	08/23/2021	100,062
100,000	Royal Bank of Canada, GMTN (Canada)	1.500	07/29/2019	99,008
100,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.100	06/10/2023	101,709
100,000	Santander UK PLC (United Kingdom)	2.375	03/16/2020	98,415
100,000	State Street Corp.	4.375	03/07/2021	102,332
100,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.058	07/14/2021	96,434
100,000	Toronto-Dominion Bank (The), BKNT, GMTN (Canada)	2.125	07/02/2019	99,430
100,000	Wells Fargo & Co.	2.125	04/22/2019	99,665
100,000	Wells Fargo & Co., MTN	2.550	12/07/2020	97,898
100,000	Wells Fargo & Co., Series M, GMTN	3.450	02/13/2023	97,611

				3,918,243

	Beverages - 2.4%
100,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.650	02/01/2021	98,025
100,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.300	02/01/2023	96,882
100,000	PepsiCo, Inc.	3.125	11/01/2020	100,011

				294,918

Schedule of Investments

	Biotechnology - 2.4%
$100,000	Amgen, Inc.	1.850%	08/19/2021	$95,860
100,000	Celgene Corp.	3.950	10/15/2020	100,981
100,000	Gilead Sciences, Inc.	2.550	09/01/2020	98,687

				295,528

	Chemicals - 1.6%
100,000	Dow Chemical Co. (The)	4.125	11/15/2021	101,022
100,000	Praxair, Inc.	2.200	08/15/2022	95,629

				196,651

	Computers - 3.3%
100,000	Apple, Inc.	2.000	05/06/2020	98,666
100,000	Apple, Inc.	2.400	05/03/2023	95,395
100,000	Hewlett Packard Enterprise Co.	4.400	10/15/2022	101,660
100,000	International Business Machines Corp.	8.375	11/01/2019	104,623

				400,344

	Diversified Financial Services - 2.1%
100,000	Air Lease Corp.	3.875	04/01/2021	100,135
100,000	American Express Credit Corp., GMTN	2.250	08/15/2019	99,437
60,000	Jefferies Group LLC	8.500	07/15/2019	61,794

				261,366

	Electric - 2.3%
40,000	Sempra Energy	2.875	10/01/2022	38,206
50,000	Southern Co. (The)	2.350	07/01/2021	48,181
100,000	Virginia Electric & Power Co., Series C	2.750	03/15/2023	96,581
100,000	Xcel Energy, Inc.	4.700	05/15/2020	101,304

				284,272

	Electrical Components & Equipment - 0.8%
100,000	Emerson Electric Co.	4.875	10/15/2019	101,540

	Food - 1.7%
60,000	Kraft Heinz Foods Co.	3.500	06/06/2022	59,033
40,000	Kroger Co. (The)	6.150	01/15/2020	41,193
100,000	Tyson Foods, Inc.	4.500	06/15/2022	102,169

				202,395

	Healthcare-Products - 1.9%
40,000	Becton, Dickinson and Co.	3.250	11/12/2020	39,685
100,000	Becton, Dickinson and Co.	3.125	11/08/2021	98,545
100,000	Thermo Fisher Scientific, Inc.	3.000	04/15/2023	96,230

				234,460

	Healthcare-Services - 2.8%
100,000	Anthem, Inc.	4.350	08/15/2020	101,398
40,000	Anthem, Inc.	3.300	01/15/2023	39,163
100,000	HCA, Inc.	4.750	05/01/2023	100,250
100,000	Laboratory Corp. of America Holdings	3.750	08/23/2022	100,068

				340,879

	Household Products/Wares - 0.8%
100,000	Clorox Co. (The)	3.050	09/15/2022	98,082

	Insurance - 2.7%
100,000	American International Group, Inc.	6.400	12/15/2020	105,192
25,000	Berkshire Hathaway, Inc.	2.100	08/14/2019	24,870
100,000	Berkshire Hathaway, Inc.	2.750	03/15/2023	96,936
100,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	98,057

				325,055

	Internet - 1.6%
100,000	Booking Holdings, Inc.	2.750	03/15/2023	95,583
100,000	eBay, Inc.	2.150	06/05/2020	98,195

				193,778

	Machinery-Construction & Mining - 0.8%
100,000	Caterpillar Financial Services Corp., MTN	7.150	02/15/2019	100,768

	Machinery-Diversified - 0.8%
100,000	John Deere Capital Corp., MTN	2.750	03/15/2022	97,949

	Media - 2.9%
60,000	Comcast Corp.	3.125	07/15/2022	59,209
60,000	NBCUniversal Media LLC	5.150	04/30/2020	61,511
30,000	Time Warner Cable LLC	8.250	04/01/2019	30,467
100,000	Walt Disney Co. (The), GMTN	1.850	05/30/2019	99,434
100,000	Warner Media LLC	4.750	03/29/2021	102,427

				353,048

Schedule of Investments

	Mining - 0.8%
$100,000	Goldcorp, Inc. (Canada)	3.700%	03/15/2023	$97,717

	Miscellaneous Manufacturing - 1.2%
50,000	3M Co., GMTN	2.000	08/07/2020	49,089
100,000	General Electric Co., GMTN	3.150	09/07/2022	91,868

				140,957

	Office/Business Equipment - 0.8%
100,000	Pitney Bowes, Inc.	3.875	10/01/2021	96,125

	Oil & Gas - 5.7%
100,000	BP Capital Markets PLC (United Kingdom)	3.561	11/01/2021	99,744
100,000	BP Capital Markets PLC (United Kingdom)	3.062	03/17/2022	98,227
100,000	Chevron Corp.	2.100	05/16/2021	97,251
100,000	EOG Resources, Inc.	2.450	04/01/2020	98,708
100,000	Pioneer Natural Resources Co.	3.950	07/15/2022	99,566
100,000	Shell International Finance BV (Netherlands)	1.375	09/12/2019	98,750
100,000	Total Capital SA (France)	4.450	06/24/2020	101,791

				694,037

	Oil & Gas Services - 0.2%
30,000	Halliburton Co.	3.250	11/15/2021	29,667

	Pharmaceuticals - 4.0%
100,000	AbbVie, Inc.	2.850	05/14/2023	95,409
100,000	Allergan Finance LLC	3.250	10/01/2022	96,789
100,000	Allergan Funding SCS	3.450	03/15/2022	97,854
100,000	AstraZeneca PLC (United Kingdom)	1.950	09/18/2019	99,008
100,000	CVS Health Corp.	2.800	07/20/2020	98,695

				487,755

	Pipelines - 3.2%
100,000	Energy Transfer Operating LP	4.650	06/01/2021	101,156
100,000	Kinder Morgan Energy Partners LP	3.950	09/01/2022	99,141
100,000	Kinder Morgan, Inc.	3.050	12/01/2019	99,293
100,000	TransCanada PipeLines Ltd. (Canada)	2.500	08/01/2022	95,336

				394,926

	REITs - 1.2%
50,000	American Tower Corp.	3.400	02/15/2019	50,014
50,000	American Tower Corp.	3.450	09/15/2021	49,688
50,000	Boston Properties LP	5.875	10/15/2019	50,869

				150,571

	Retail - 2.9%
100,000	Home Depot, Inc. (The)	4.400	04/01/2021	102,536
50,000	Lowe’s Cos., Inc.	3.750	04/15/2021	50,423
100,000	Macy’s Retail Holdings, Inc.	2.875	02/15/2023	93,395
100,000	O’Reilly Automotive, Inc.	4.875	01/14/2021	102,460

				348,814

	Semiconductors - 1.6%
100,000	Applied Materials, Inc.	2.625	10/01/2020	98,629
100,000	Intel Corp.	3.300	10/01/2021	100,290

				198,919

	Software - 2.0%
100,000	Microsoft Corp.	1.550	08/08/2021	96,160
100,000	Oracle Corp.	5.000	07/08/2019	101,158
50,000	Oracle Corp.	2.500	05/15/2022	48,458

				245,776

	Telecommunications - 4.2%
75,000	AT&T, Inc.	2.450	06/30/2020	73,939
100,000	AT&T, Inc.	3.000	06/30/2022	97,007
100,000	Cisco Systems, Inc.	4.950	02/15/2019	100,404
40,000	Qwest Corp.	6.750	12/01/2021	41,782
100,000	Verizon Communications, Inc.	3.000	11/01/2021	98,669
100,000	Verizon Communications, Inc.	5.150	09/15/2023	105,846

				517,647

	Transportation - 0.8%
100,000	Burlington Northern Santa Fe LLC	3.000	03/15/2023	97,565

	Total Corporate Bonds (Cost $12,305,528)			12,090,765

Schedule of Investments

Number of Shares
	Money Market Fund - 1.6%
190,004	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(a) (Cost $190,004)	$190,004

	Total Investments in Securities (Cost $12,495,532) - 100.4%	12,280,769
	Other assets less liabilities - (0.4)%	(48,942)

	Net Assets - 100.0%	$12,231,827

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco National AMT-Free Municipal Bond ETF (PZA)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 98.3%
	Ad Valorem Property Tax - 12.8%
$8,000,000	Aldine Texas Independent School District Ref. Ser. 17 PSF-GTD	5.000%	02/15/2042	$8,940,400
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	653,868
5,000,000	Chicago Illinois Board of Education Dedicated Ref. Ser. 17B(a)	7.000	12/01/2042	5,803,600
1,000,000	Chicago Illinois Ser. 17A	6.000	01/01/2038	1,110,580
10,000,000	City of Hutto Texas (Certificates of Obligation) Ser. 17 AGM	5.000	08/01/2057	10,917,100
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/2044	21,663,400
4,955,000	City of New York Ser. 16B-1	5.000	12/01/2041	5,505,699
260,000	City of New York Sub.-Ser. 09J-1(b)	5.000	05/15/2019	263,838
820,000	City of New York Sub.-Ser. 09J-1	5.000	05/15/2036	829,856
4,500,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2035	5,130,450
2,500,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2036	2,838,250
2,000,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2037	2,265,840
4,000,000	Honolulu City & County Hawaii Ser. 15A	5.000	10/01/2039	4,448,480
10,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	10,238,600
2,000,000	King & Snohomish County Washington School District No. 417 Ser. 18	5.000	12/01/2036	2,305,620
1,255,000	Lackawanna County Pennsylvania Ser. 10B AGM(b)	5.000	09/01/2020	1,318,654
745,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/2035	773,928
5,000,000	Lamar Texas Consolidated Independent School District Ser. 18 PSF-GTD	5.000	02/15/2043	5,581,650
1,650,000	Las Vegas Valley Nevada Water District Ser. 12B	5.000	06/01/2042	1,775,977
1,610,000	Los Angeles Unified School District (Election 2008) Ser. 16A	5.000	07/01/2040	1,795,295
5,000,000	Madera California Unified School District Election 2014 Ser. 17	4.000	08/01/2046	5,073,600
3,000,000	Marrin California Healthcare District (Election 2013) Ser. 17A	4.000	08/01/2047	3,079,740
4,210,000	Massachusetts State (Consolidated Loan) Ser. 17A	5.000	04/01/2042	4,704,338
4,000,000	Massachusetts State Ref. Ser. 15A	5.000	07/01/2036	4,441,320
7,150,000	Massachusetts State Ser. 16A	5.000	03/01/2041	7,845,767
5,000,000	Massachusetts State Ser. 16A	5.000	03/01/2046	5,473,850
5,000,000	Mesquite Texas Independent School District Ser. 18 PSF-GTD	5.000	08/15/2048	5,571,850
2,000,000	Morgan Hill California Unified School District (Election 2012) Ser. 17B	4.000	08/01/2047	2,044,200
5,000,000	North Royalton Ohio City School District School Improvement Ser. 17	5.000	12/01/2047	5,474,700
10,000,000	Oxnard California School District (Election 2016) Ser. 17A BAM	5.000	08/01/2045	11,213,300
1,000,000	Prosper Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	02/15/2047	1,116,950
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	513,290
7,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/2035	7,551,616
2,285,000	Richardson Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	02/15/2042	2,519,989
2,045,000	Rockwall Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	02/15/2046	2,235,839
5,000,000	San Diego California Unified School District (Election 2012) Ser. 17I	4.000	07/01/2047	5,095,150
2,000,000	San Francisco California Bay Area Rapid Transit District Election 2016 (Green Bond) Ser. 17A-1	5.000	08/01/2047	2,270,480
6,785,000	Sherman Texas Independent School District (School Building) Ser. 18A PSF-GTD	5.000	02/15/2045	7,638,892
4,000,000	Simi Valley California Unified School District (Election 2016) Ser. 17A	4.000	08/01/2046	4,103,480
2,000,000	Spring Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2042	2,238,640
3,280,000	Texas State (Transportation Commission) Ref. Ser. 14A	5.000	10/01/2044	3,594,421
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC(b)	5.000	08/01/2019	2,555,550
1,340,000	Washington State Motor Vehicle Tax (Senior 520 Corridor Program Toll) Ser. 11C	5.000	06/01/2041	1,416,099
2,500,000	Ysleta Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2047	2,749,375

				194,683,521

	Auto Parking Revenue - 0.8%
2,000,000	Miami Beach Florida Parking Rev. Ser. 15	5.000	09/01/2045	2,219,880
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2035	2,090,200
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2039	2,611,575

Schedule of Investments

$5,000,000	New Orleans Louisiana Aviation Board Special Facilities (Parking Facilities Corp. Consolidated Garage System) Rev. Ser. 18A AGM	5.000%	10/01/2048	$5,506,200

				12,427,855

	Charter School Aid - 0.6%
8,500,000	Clifton Texas Higher Education Finance Corp. (Idea Public Schools) Rev. Ref. Ser. 17 PSF-GTD	4.000	08/15/2042	8,577,010

	College & University Revenue - 10.6%
5,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	5,168,250
2,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	2,223,500
3,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2049	3,329,910
1,000,000	California State Municipal Financing Auth. (Pomona College) Rev. Ref. Ser. 17A	5.000	01/01/2048	1,137,160
1,750,000	California State Municipal Financing Auth. (University of La Verne) Rev. Ref. Ser. 17A	5.000	06/01/2043	1,930,810
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2038	2,837,875
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2042	2,813,850
11,310,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2047	12,666,861
2,000,000	Colorado State Educational & Cultural Facilities Auth. (University Denver Project) Rev. Ser. 17A	5.000	03/01/2047	2,200,160
2,000,000	Davie Florida Educational Facilities (Nova Southeastern University Project) Rev. Ref. Ser. 18	5.000	04/01/2048	2,157,880
1,105,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC(b)	5.000	06/15/2020	1,154,548
3,140,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC	5.000	06/15/2038	3,254,735
1,000,000	Illinois State Finance Auth. Student Housing & Academic Facility (CHF-Chicago LLC-University of Illinois at Chicago Project) Rev. Ser. 17A	5.000	02/15/2047	1,051,030
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Ragin’ Cajun Facilities (Housing & Parking Project) Rev. Ser. 10 AGM(b)	5.500	10/01/2020	1,062,940
2,000,000	Louisiana State Local Government Environmental Facilities & Community Development Auth. (LCTCS ACT 360 Project) Ser. 14	5.000	10/01/2039	2,198,420
3,500,000	Louisiana State Local Government National Environmental Facilities & Community Development Auth. (Rgain Cajun Facilities, Inc. - Student Housing & Parking Project) Rev. Ser. 18 AGM	5.000	10/01/2048	3,774,785
875,000	Massachusetts State Development Finance Agency (Boston University) Rev. Ser. 13X	5.000	10/01/2048	947,712
4,500,000	Massachusetts State Development Financing Agency (Boston University) Rev. Ser. 16BB1	5.000	10/01/2046	4,968,045
1,000,000	Minnesota State High Education Facilities Auth. (Bethel University) Rev. Ref. Ser. 17	5.000	05/01/2047	1,046,040
500,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 16A-2	5.000	10/01/2046	562,850
3,060,000	New York State Dormitory Auth. Non State Supported Debt (Cornell University) Rev. Ser. 10A	5.000	07/01/2035	3,187,021
3,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	3,319,710
3,235,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2040	3,539,575
3,500,000	New York State Dormitory Auth. Non State Supported Debt (New School) Rev. Ref. Ser. 15A	5.000	07/01/2045	3,816,610
2,350,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,655,453
1,200,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ser. 12A	5.000	07/01/2037	1,301,532
6,325,000	New York State Dormitory Auth. Non State Supported Debt (State University of New York Dormitory Facilities) Rev. Ref. Ser. 15B	5.000	07/01/2045	6,947,886
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,091,460
750,000	New York State Dormitory Auth. Non State Supported Debt Rev. Ref. Ser. 16A	5.000	07/01/2041	821,655
5,000,000	New York State Dormitory Auth. Non-State Supported Debt (Columbia University) Rev. Ref. Ser. 18B	5.000	10/01/2038	5,790,350
3,000,000	North Carolina State Capital Facilities Financing Agency (Duke University) Rev. Ref. Ser. 15	5.000	10/01/2055	3,330,540
11,100,000	Ohio State University Ser.14A	5.000	12/01/2039	12,380,052
1,000,000	Oregon State Facilities Auth. (Reed College Project) Rev. Ref. Ser.17A	5.000	07/01/2047	1,115,900
2,000,000	Pennsylvania State Higher Educational Facilities Auth. (Trustees University of Pennsylvania) Rev. Ser. 17A	5.000	08/15/2046	2,242,500

Schedule of Investments

$1,410,000	Pennsylvania State Higher Educational Facilities Auth. (Trustees University) Rev. Ser. 18A	5.000%	02/15/2048	$1,596,924
2,710,000	Pennsylvania State University Ser. 10	5.000	03/01/2040	2,796,883
1,950,000	Philadelphia Pennsylvania Auth. For Industrial Development (Thomas Jefferson University) Rev. Ref. Ser. 17A	5.000	09/01/2042	2,113,215
5,000,000	Public Finance Auth. Wisconsin Lease Development (Central District Development Project) Rev. Ser. 16	5.000	03/01/2041	5,441,150
2,000,000	Rhode Island State Health & Educational Building Corp. Higher Education Facility (Providence College) Rev. Ser. 17	5.000	11/01/2047	2,208,440
3,000,000	Tennessee State School Bond Auth. Higher Educational Facilities Second Program Ser. 17A	5.000	11/01/2047	3,388,170
2,000,000	University of Arkansas Arizona Various Facilities (Fayetteville Campus) Rev. Ser. 17	5.000	11/01/2047	2,242,380
1,500,000	University of California (Limited Project) Rev. Ref. Ser. 18O	5.000	05/15/2043	1,698,000
9,500,000	University of California Rev. Ref. Ser. 16AR	5.000	05/15/2046	10,542,055
2,000,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2042	2,259,700
3,100,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2047	3,488,833
7,515,000	University of Oregon General Rev. Ser. 15A	5.000	04/01/2045	8,430,628
7,370,000	University of Vermont & State Agricultural College Ser. 09	5.125	10/01/2039	7,530,076

				161,764,059

	Electric Power Revenue - 3.8%
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2041	2,169,440
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2046	2,162,860
10,000,000	City of San Antonio Texas Electric and Gas Rev. Ser. 17	5.000	02/01/2047	11,155,000
3,500,000	Grand River Oklahoma Dam Auth. Rev. Ser. 14A	5.000	06/01/2039	3,883,005
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM(b)	5.000	10/01/2020	1,212,767
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	10,644,125
950,000	JEA Florida Electric Systems Rev. Sub.-Ser. 13C	5.000	10/01/2037	1,025,411
1,300,000	Long Island New York Power Auth. Electric Systems General Rev. Ser. 17	5.000	09/01/2042	1,438,476
1,000,000	Long Island New York Power Auth. Electric Systems General Rev. Ser. 17	5.000	09/01/2047	1,103,360
5,000,000	Long Island New York Power Auth. Electric Systems General Rev. Ser. 18	5.000	09/01/2039	5,631,900
2,500,000	Long Island Power Auth. New York Auth. Ref. Ser. 14A	5.000	09/01/2039	2,713,700
2,500,000	Los Angeles California Department of Water & Power Rev. Ref. Ser. 15A	5.000	07/01/2035	2,806,300
1,900,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 12A	5.000	05/15/2039	2,031,803
1,000,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 13	5.000	05/15/2039	1,079,180
500,000	Lower Colorado River Texas Auth. Transmission Contract Ref. Ser. 15	5.000	05/15/2040	547,885
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC(b)	5.375	04/01/2019	2,073,965
1,000,000	Omaha Nebraska Public Power District Power District Electric Rev. Ref. Ser. 17A	5.000	02/01/2042	1,123,320
1,000,000	Snohomish County Washington Public Utility District No.1 Electric System Rev. Ser. 15	5.000	12/01/2040	1,105,990
3,000,000	Springfield Illinois Electric (Senior Lien) Rev. Ref. Ser. 15 AGM	5.000	03/01/2040	3,254,880

				57,163,367

	Franchised Tax Business & License Fees - 0.4%
5,000,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Rev. Sub.-Ser. 18B	5.250	12/01/2048	5,606,900

	Fuel Sales Tax Revenue - 1.3%
3,250,000	Connecticut State Special Tax Obligation (Transportation Infrastructure) Rev. Ser. 14A	5.000	09/01/2034	3,496,870
4,000,000	Connecticut State Special Tax Obligation Rev. Ser. 18B	5.000	10/01/2038	4,406,320
2,000,000	Kansas State Department of Transportation Highway Rev. Ser. 15	5.000	09/01/2035	2,256,100
5,000,000	Massachusetts State Transportation Fund (Rail Enhancement & Accelerated Bridge Programs) Rev. Ser. 18A	5.250	06/01/2043	5,797,800
3,000,000	Massachusetts State Transportation Fund (Rail Enhancement Program) Rev. Ser. 15A	5.000	06/01/2045	3,317,970

				19,275,060

	General Fund - 0.7%
1,000,000	California State Ref. Ser. 17	4.000	08/01/2038	1,032,840
3,000,000	California State Ser. 16	5.000	09/01/2046	3,352,350
5,000,000	Washington State Ser. 17D	5.000	02/01/2038	5,635,250

				10,020,440

	Health, Hospital, Nursing Home Revenue - 7.2%
1,000,000	Berks County Pennsylvania Industrial Development Auth. Health System (Tower Health Project) Rev. Ref. Ser. 17	3.750	11/01/2042	936,930
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities (Children’s Hospital) Rev. Ser. 09 AGC(b)	6.000	06/01/2019	663,110
1,000,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	1,139,660

Schedule of Investments

$500,000	California State Health Facilities Financing Auth. (Children’s Hospital Los Angeles) Rev. Ser. 10A AGM(b)	5.250%	07/01/2020	$526,900
3,000,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	4.000	02/01/2042	3,010,890
2,250,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	5.000	02/01/2042	2,479,747
3,500,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000	11/01/2047	4,331,775
4,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	3,948,080
1,715,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2042	1,868,561
2,500,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2047	2,713,150
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare Group) Rev. Ser. 17A	5.250	11/01/2041	1,060,880
500,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 18A	4.000	12/01/2057	494,680
1,000,000	Cape Girardeau County Missouri Industrial Development Auth. (Southeasthealth Obligated Group) Ref. Ser. 17A	5.000	03/01/2036	1,065,740
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Certificates Rev. Sub.-Ser. 05B AMBAC(b)	5.500	04/01/2020	2,613,450
1,750,000	Colorado State Health Facilities Auth. Hospital (Evangelical Lutheran Good Sam Aritan Society Project) Rev. Ref. Ser. 17	5.000	06/01/2047	1,847,843
2,000,000	Gainesville & Hall County Georgia Hospital Auth. (Northeast Georgia Health System, Inc. Project) Ref. Ser. 17B	5.500	02/15/2042	2,310,920
3,000,000	Glynn-Brunswick Georgia Memorial Hospital Auth. Anticipation Certificates (Southeast Georgia Health Systems Project) Ser. 17	5.000	08/01/2047	3,186,240
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/2041	3,046,770
4,400,000	Hamilton County Ohio Health Care Facilities (Christ Hospital Project) Rev. Ser. 12 AGM	5.000	06/01/2042	4,672,492
2,000,000	Hawaii State Department of Budget and Finance Special Purpose (Queens Health Systems) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,203,020
1,000,000	Illinois Finance Auth. (Carle Foundation) Rev. Ser. 11A AGM	6.000	08/15/2041	1,083,960
1,000,000	Illinois Finance Auth. (Southern Illinois Healthcare) Rev. Ser. 05 AGM(b)	5.250	03/01/2020	1,039,750
3,000,000	Indiana State Health & Educational Facilities Financing Auth. (Acension Senior Credit Group Ser. 2006B-7 Remarketed 11/3/16) Rev. Ref. Ser. 06	5.000	11/15/2046	3,287,250
1,050,000	Lakeland Florida Hospital Systems (Lakeland Regional Health) Rev. Ser. 15	5.000	11/15/2040	1,127,690
1,500,000	Lancaster County Pennsylvania Hospital Auth. (University of Pennsylvania Health System) Ref. Ser. 16	5.000	08/15/2046	1,626,465
4,285,000	Louisiana State Local Government Environmental Facilities & Community (Woman’s Hospital Foundation Project) Ref. Ser. 17A	5.000	10/01/2041	4,623,986
1,000,000	Lynchburg Virginia Economic Development Auth. Hospital (Center Health Obligated Group) Rev. Ref. Ser. 17A	5.000	01/01/2047	1,092,580
2,665,000	Massachusetts State Development Finance Agency (Dana-Farber Cancer Institute) Rev. Ser. 16N	5.000	12/01/2041	2,915,483
2,000,000	Massachusetts State Development Finance Agency (Dana-Farber Cancer Institute) Rev. Ser. 16N	5.000	12/01/2046	2,179,320
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM(b)	5.000	08/01/2020	1,257,000
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM(b)	5.000	08/01/2020	2,095,000
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2035	2,179,820
3,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2040	3,227,640
2,750,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2046	2,939,805
1,250,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 17A	4.000	07/01/2047	1,221,175
2,000,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 17A	5.000	07/01/2048	2,142,020
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc. - Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2046	1,068,130

Schedule of Investments

$1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc. - Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000%	07/01/2051	$1,064,770
500,000	New Jersey Health Care Facilities Financing Auth. (Barnabas Health) Rev. Ref. Ser. 11A(b)	5.625	07/01/2021	544,210
1,000,000	New Jersey Health Care Facilities Financing Auth. (Princeton Healthcare System) Rev. Ref. Ser. 16A	5.000	07/01/2039	1,098,520
3,000,000	New Jersey Health Care Facilities Financing Auth. (University Hospital) Rev. Ser. 15A AGM	5.000	07/01/2046	3,238,980
10,000,000	New Jersey Health Care Facilities Financing Auth. (Virtua Health) Rev. Ser. 09 AGC	5.500	07/01/2038	10,201,000
2,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	2,753,200
2,440,000	New York State Dormitory Auth. Non State Supported Debt (North Shore Long Island Jewish Obligation Group) Rev. Ref. Ser. 15A	5.000	05/01/2036	2,671,800
1,000,000	Ohio State Higher Educational Facilities Community (Summa Health System 2010 Project) Rev. Ser. 10 AGM	5.250	11/15/2035	1,039,520
985,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ref. Ser. 05B AGM	5.000	07/01/2038	1,018,352
15,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ser. 05B AGM(b)	5.000	07/01/2020	15,692
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital (Conemaugh Valley Memorial Hospital) Rev. Ser. 10B AGC(b)	5.375	07/01/2020	1,050,140
1,750,000	Tampa Florida Health System (BayCare Obligated Group) Rev. Ser. 16A	5.000	11/15/2046	1,911,945
750,000	Tarrant County Texas Cultural Education Facilities Finance Corp. Hospital (Baylor Scott & White Health Project) Rev. Ref. Ser. 16A	5.000	11/15/2045	819,773
1,000,000	Washington State Health Care Facilities Auth. (Virginia Mason Medical Center) Ref. Ser. 17	4.000	08/15/2042	966,370
1,500,000	Wisconsin State Health & Educational Facilities Auth. (Prohealth Care Obligated Group) Rev. Ref. Ser. 15	5.000	08/15/2039	1,607,955

				109,230,139

	Highway Tolls Revenue - 9.1%
2,500,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area Subordinate Toll Bridge) Rev. Ser. 17S-7	4.000	04/01/2042	2,547,900
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/2054	2,702,350
5,000,000	Bay Area California Auth. Toll Bridge Rev. Ser. 17F-1	4.000	04/01/2056	5,018,300
1,250,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2040	1,341,450
700,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2046	747,635
1,000,000	Delaware River Joint Pennsylvania Toll Bridge Commission Ser. 17	5.000	07/01/2042	1,117,330
3,000,000	Foothill-Eastern Transportation Corridor Agency California Toll Road Remarketed Rev. Ref. Sub.-Ser. 14 B-1	3.950	01/15/2053	2,874,870
20,000,000	Grand Parkway Transportation Corp. Texas Systems Toll (Sub.-Tier Tela Supported) Rev. Ser. 18A	5.000	10/01/2043	22,379,200
2,000,000	Greater New Orleans Louisiana Expressway Commission Toll (Sub.-Lien Bond) Rev. Ser. 17 AGM	5.000	11/01/2042	2,210,360
2,000,000	Greater New Orleans Louisiana Expressway Commission Toll (Sub.-Lien Bond) Rev. Ser. 17 AGM	5.000	11/01/2047	2,203,860
5,000,000	Illinois State Toll Highway Auth. Ser. 17A	5.000	01/01/2042	5,502,900
1,000,000	New Jersey State Turnpike Auth. Ref. Ser. 17B	5.000	01/01/2040	1,118,890
6,000,000	New Jersey State Turnpike Auth. Ser. 17A	5.000	01/01/2034	6,768,660
4,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.250	01/01/2056	4,377,520
1,500,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,691,340
525,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 15A	5.000	11/15/2040	584,178
4,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2041	4,437,320
3,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	3,315,480
11,270,000	North Texas Tollway Auth. (First Tier) Rev. Ref. Ser. 17A	5.000	01/01/2048	12,360,485
2,500,000	North Texas Tollway Auth. Rev. Ref. Ser. 15B	5.000	01/01/2040	2,668,300
1,800,000	North Texas Tollway Auth. Rev. Ref. Ser. 16A	5.000	01/01/2039	1,977,012
5,000,000	North Texas Tollway Auth. Rev. Ref. Ser. 18	5.000	01/01/2048	5,455,650
1,660,000	Oklahoma State Turnpike Auth. (Second) Ser. 17C	5.000	01/01/2047	1,834,450
5,000,000	Oklahoma State Turnpike Auth. Ser. 17A	5.000	01/01/2042	5,517,200
2,000,000	Oklahoma State Turnpike Auth. Ser. 18A	5.000	01/01/2043	2,221,020
15,000,000	Pennsylvania State Turnpike Commission Rev. Ser. 14B	5.250	12/01/2039	16,382,400
8,800,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 12B AGM	5.000	12/01/2042	9,214,216
5,000,000	Tampa-Hillsborough County Florida Expressway Auth. Rev. Ser. 17	5.000	07/01/2047	5,493,700
2,000,000	Tampa-Hillsborough County Florida Expressway Auth. Ser. 17C	5.000	07/01/2048	2,207,540
2,500,000	Texas State Transportation Commission Turnpike System Rev. Ref. Ser. 15C	5.000	08/15/2042	2,636,525

				138,908,041

Schedule of Investments

	Hotel Occupancy Tax - 0.8%
$3,950,000	Harris County Houston Texas Sports Auth. (Senior Lien) Rev. Ref. Ser. 14A	5.000%	11/15/2053	$4,258,100
2,215,000	Miami-Dade County Florida Special Obligation Ref. Sub.-Ser. 12B	5.000	10/01/2037	2,387,482
2,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,214,740
3,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2045	3,312,300

				12,172,622

	Income Tax Revenue - 2.5%
1,200,000	District of Columbia Income Tax Secured Rev. Ser. 11G	5.000	12/01/2036	1,283,448
1,000,000	New York City Transitional Finance Auth. (Building Aid) Rev. Ref. Sub.-Ser. 18S-3A	5.000	07/15/2037	1,136,390
4,150,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2011) Rev. Ser.11D	5.000	02/01/2035	4,368,331
2,000,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14A-1	5.000	08/01/2035	2,219,860
4,330,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14B-1	5.000	08/01/2042	4,727,927
1,850,000	New York City Transitional Finance Auth. Future Tax Secured Rev. Sub.-Ser.16B-1	4.000	08/01/2041	1,881,709
1,325,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 10F	5.000	02/15/2035	1,365,532
4,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	4,222,920
4,500,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	4,808,070
1,905,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/2044	2,086,204
7,530,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 15A	5.000	03/15/2035	8,358,601
1,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 13A-1	5.000	03/15/2043	1,085,600

				37,544,592

	Lease Revenue - 2.5%
1,000,000	California Public Auth. Wastewater Rev. Ser. 18A AGM	5.000	09/01/2049	1,125,050
6,000,000	California State Municipal Financing Auth. Lease (Orange County Civic Center Infrastructure Improvement Program) Rev. Ser. 17A	5.000	06/01/2042	6,753,660
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/2039	1,657,230
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC(b)	5.750	02/01/2019	503,335
4,400,000	Los Angeles County California Facilities Inc. Lease (Vermont Corridor County Administration Building) Rev. Ser. 18A	5.000	12/01/2051	4,891,436
2,250,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2039	2,512,417
1,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	1,110,810
11,400,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	12,653,316
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC(b)	5.375	02/01/2019	502,875
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,019,370
2,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	2,108,520
1,000,000	New Jersey State Econ Development Auth. (State House Project) Remarkable Ser. 17B	5.000	06/15/2043	1,037,620
250,000	Pennsylvania State COP Ref. Ser. 18A	5.000	07/01/2043	271,190
2,000,000	Sandy Spring Georgia Public Facilities Auth. (City Center Project) Rev. Ser. 15	5.000	05/01/2041	2,238,520

				38,385,349

	Local or GTD Housing - 0.1%
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing (A&M University Project) Rev. Ser. 14A AGM	5.000	04/01/2046	1,319,188

	Miscellaneous Revenue - 5.2%
3,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	3,890,565
5,000,000	California State Various Purpose Ser.14	5.000	10/01/2039	5,535,350
3,745,000	Connecticut State Ser. 17A	5.000	04/15/2035	4,069,542
2,500,000	Dallas Texas Civic Center & Improvement Rev. Ref. Ser. 09 AGC	5.250	08/15/2034	2,552,650
5,000,000	Hudson Yards Infrastructure Corporation Second Indenture Rev. Ref. Ser. 17A	5.000	02/15/2042	5,556,550
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM(b)	5.000	01/01/2020	552,559
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM(b)	5.000	01/01/2020	2,091,460

Schedule of Investments

$2,190,000	Kansas City Missouri Special Obligation & Improvement (Downtown Arena Project) Ref. Ser. 16E	5.000%	04/01/2040	$2,406,306
1,900,000	Maryland State Stadium Auth. (Baltimore City Public Schools) Rev. Ser. 16	5.000	05/01/2046	2,084,509
2,900,000	Massachusetts State Ser. 16J	4.000	12/01/2044	2,927,695
500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	501,650
3,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-1	5.000	07/15/2040	3,280,170
4,200,000	New York City Transitional Finance Auth. Building Aid Rev. Sub.-Ser. 11S-1A	5.250	07/15/2037	4,498,074
2,500,000	Newark New Jersey Housing Auth. Rev. (City-Secured Police Facilities) Rev. Ref. Ser. 16 AGM	5.000	12/01/2038	2,746,600
5,000,000	Oregon State (Article XI-G OHSU Project) Ser. 17H	5.000	08/01/2042	5,657,550
2,500,000	Oregon State (Article XI-Q State Project) Ser. 17A	5.000	05/01/2042	2,819,375
11,185,000	Orlando Florida Capital Improvement Special Rev. Ser. 18B	5.000	10/01/2048	12,512,436
2,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 14C	5.000	12/01/2039	2,107,800
5,000,000	Texas State Water Development Board (Water Implementation Fund) Ser. 18B	5.000	04/15/2049	5,637,050
4,975,000	Texas State Water Development Board Ser. 17A	5.000	10/15/2047	5,591,601
2,000,000	Virginia State Commonwealth Transportation Board Rev. Ref. Ser. 17A	4.000	05/15/2036	2,088,380

				79,107,872

	Miscellaneous Taxes - 1.0%
1,000,000	Baltimore Maryland Convention Center Hotel Project (Convention Center Hotel) Ref. Ser. 17	5.000	09/01/2039	1,057,210
500,000	Baltimore Maryland Convention Center Hotel Project (Convention Center Hotel) Ref. Ser. 17	5.000	09/01/2042	525,620
6,500,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2041	7,267,325
3,000,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2046	3,786,540
2,000,000	Chicago Illinois Board of Education Dedicated Capital Improvement Ser. 17	6.000	04/01/2046	2,267,100
1,000,000	Tuscaloosa Alabama City Board of Education School Tax Warrants Ser. 16	5.000	08/01/2046	1,102,790

				16,006,585

	Natural Gas Revenue - 0.7%
3,655,000	Chula Vista California Industrial Development (San Diego Gas - Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	3,708,509
7,000,000	Philadelphia Pennsylvania Gas Works (1998 General Ordinance-Fifteenth) Rev. Ref. Ser. 17	5.000	08/01/2047	7,598,360

				11,306,869

	Nuclear Revenue - 1.4%
7,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 16A	5.000	12/01/2037	7,491,330
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 15E	5.250	12/01/2055	2,654,500
6,250,000	South Carolina State Public Service Auth. Rev. Ref. Ser. 16A	5.000	12/01/2035	6,726,563
4,660,000	South Carolina State Public Service Auth. Rev. Ser. 13E	5.000	12/01/2048	4,832,653

				21,705,046

	Port, Airport & Marina Revenue - 11.1%
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/2040	1,562,040
2,000,000	Charlotte North Carolina Airport Rev. Ser. 17A	5.000	07/01/2047	2,234,940
6,000,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/2046	6,401,280
2,900,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ref. Ser. 16C	5.000	01/01/2037	3,155,374
7,500,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ref. Ser. 17B	5.000	01/01/2039	8,195,400
1,250,000	Chicago Illinois O’Hare International Airport Rev. Ser. 15D	5.000	01/01/2046	1,343,088
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/2031	1,069,340
9,335,000	Clark County Nevada Airport Rev. Ref. Sub.-Ser. 17A-2	5.000	07/01/2040	10,433,449
20,000,000	Hillsborough County Florida Aviation Auth. Tampa International Airport Ser. 18F	5.000	10/01/2043	22,522,000
16,745,000	Hillsborough County Florida Aviation Auth. Tampa International Airport Ser. 18F	5.000	10/01/2048	18,776,671
2,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	2,080,680
1,500,000	Manchester New Hampshire General Airport Remarketed Rev. Ref. Ser. 09A AGM	5.125	01/01/2030	1,503,780
1,500,000	Metropolitan Nashville Tennessee Airport Auth. Rev. Ser. 15A	5.000	07/01/2045	1,641,750
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/2035	7,343,140
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/2035	623,010

Schedule of Investments

$2,000,000	Phoenix Arizona Civic Improvement Corp. Airport (Junior Lien) Rev. Ser. 15A	5.000%	07/01/2045	$2,184,080
17,960,000	Port Auth. of New York & New Jersey (194th Series) Ref. Ser. 15	5.000	10/15/2041	19,914,048
2,400,000	Port Auth. of New York & New Jersey (Consolidated Bonds Two Hundredth) Ref. Ser. 17	5.250	10/15/2057	2,696,616
3,500,000	Port Auth. of New York & New Jersey (Consolidated) Ref. Ser. 15-189	5.000	05/01/2045	3,849,545
6,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Eighty-Fourth) Ref. Ser. 14	5.000	09/01/2039	6,628,320
2,400,000	Sacramento County California Airport System Senior Rev. Ref. Ser. 16A	5.000	07/01/2041	2,664,120
2,250,000	Sacramento County California Airport System Senior Rev. Ref. Sub.-Ser. 16B	5.000	07/01/2041	2,486,520
2,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2042	2,221,520
4,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2047	4,429,120
3,000,000	Salt Lake City Utah Airport Rev. Ser. 18B	5.000	07/01/2048	3,342,030
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,198,600
17,315,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	19,134,287
1,300,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2042	1,446,536
5,000,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2047	5,545,600
500,000	Wayne County Michigan Airport Auth. Rev. Ser. 15D	5.000	12/01/2040	552,010

				168,178,894

	Recreational Revenue - 0.2%
3,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	3,043,110

	Sales Tax Revenue - 4.7%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/2035	5,358,057
10,000,000	Chicago Illinois Transit Auth. Sales Tax Receipts Second Lien Rev. Ser. 17 AGM	5.000	12/01/2051	10,604,100
5,540,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. Ser. 16A	5.000	12/01/2046	6,098,100
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2042	1,110,950
750,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2044	828,870
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL	6.500	07/01/2030	2,302,854
10,000,000	Illinois State Sales Tax Securitization Corporation Ref. Ser. 18A	5.000	01/01/2040	10,730,900
2,750,000	Jefferson Louisiana Sales Tax District Special Sales Tax Rev. Ser. 17B AGM	5.000	12/01/2042	3,083,795
7,145,000	Massachusetts State Bay Transportation Auth. Sales Tax (Senior Lien) Rev. Ser. 15A	5.000	07/01/2040	7,928,806
8,770,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ref. Ser. 15C	5.000	08/15/2037	9,809,771
3,410,000	Massachusetts State School Building Auth. Sales Tax Rev. Ser. 16A	5.000	11/15/2045	3,787,351
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10A AGM	5.000	08/01/2040	2,536,675
6,620,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000	04/01/2048	7,397,982

				71,578,211

	Sewer Revenue - 5.0%
24,375,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 12 AGM	5.000	01/01/2037	25,630,069
2,500,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 17A AGM	5.250	01/01/2042	2,732,600
7,000,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 17A AGM	4.000	01/01/2052	6,803,160
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System (Senior Lien-Remarketed) Rev. Ref. Ser. 12A AGM	5.000	07/01/2039	5,303,400
5,000,000	Jefferson County Alabama Sewer (Senior Lien) Rev. Ser. 13A AGM	5.500	10/01/2053	5,477,850
14,695,000	King County Washington Sewer & Improvement Rev. Ref. Ser. 16B	5.000	07/01/2039	16,060,606
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15A	5.000	06/01/2044	1,122,250
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15C	5.000	06/01/2045	1,682,430
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Sub.-Ser. 17A	5.250	06/01/2047	1,733,385
1,000,000	Metropolitan St. Louis Missouri Sewer District Wastewater System Rev. Ser. 16C	5.000	05/01/2046	1,113,390
750,000	Metropolitan St. Louis Missouri Sewer District Wastewater Systems & Improvement Rev. Ref. Ser. 17A	5.000	05/01/2047	841,935
6,500,000	Northeast Ohio Regional Sewer District Ref. Ser. 14	5.000	11/15/2049	7,099,495

				75,600,570

Schedule of Investments

	Special Tax - 0.2%
$3,000,000	Birmingham-Jefferson Alabama Civic Center Auth. Special Tax Ser. 18A	5.000%	07/01/2048	$3,294,180

	Student Loan Revenue - 0.0%
25,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 AGC	5.875	12/01/2039	25,363

	Tax Increment Revenue - 1.6%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	18,301,350
1,000,000	Kentucky State Economic Development Financing Auth. (Louisville Arena Project) Rev. Ref. Ser. 17A AGM	5.000	12/01/2045	1,079,060
1,000,000	Kentucky State Economic Development Financing Auth. (Louisville Arena Project) Rev. Ref. Ser. 17A AGM	5.000	12/01/2047	1,066,670
4,000,000	Miami Beach Florida Redevelopment Agency Tax Increment (City Center) Rev. Ref. Ser. 15A AGM	5.000	02/01/2040	4,412,680

				24,859,760

	Transit Revenue - 2.0%
1,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2036	1,109,850
940,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2037	1,039,527
5,000,000	Massachusetts State Transportation Fund Rev. Ref. Ser. 17A	5.000	06/01/2043	5,640,100
1,510,000	Metropolitan Transportation Auth. New York Rev Ser. 12E-1 AGM	5.000	11/15/2042	1,621,604
5,000,000	Metropolitan Transportation Auth. New York Rev. Ref. Sub.-Ser. 15C-1	5.000	11/15/2035	5,504,200
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser.13A-1	5.000	11/15/2040	14,104,595
1,250,000	Northern Indiana Commuter Transportation District Rev. Ser. 16	5.000	07/01/2041	1,365,700

				30,385,576

	Water Revenue - 12.0%
3,305,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/2034	3,396,912
5,000,000	Atlanta Georgia Water & Wastewater Rev. Ser. 18B	5.000	11/01/2047	5,622,550
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2041	1,114,780
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2045	1,110,130
9,510,000	Baltimore Maryland Project (Water Projects) Rev. Sub.-Ser. 17A	5.000	07/01/2046	10,533,847
1,000,000	Birmingham Alabama Waterworks Broad Water Rev. Ref. Ser. 15A	5.000	01/01/2042	1,090,570
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM(b)	5.000	12/01/2021	2,345,954
440,000	Chicago Illinois Wastewater (2017 Second Lien) Rev. Ref. Ser. 08 AGM	5.250	11/01/2033	440,955
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM(b)	5.000	10/01/2021	216,280
6,000,000	Dallas Texas Waterworks & Sewer System Rev. Ser. 17	5.000	10/01/2046	6,706,320
5,000,000	Denver Colorado City & County Board of Water Commissioners Water (Green Bond) Rev. Ser. 17A	5.000	09/15/2047	5,659,550
2,500,000	District of Columbia Water & Sewer Auth. Public Utility (Sub.-Lien) Rev. Ref. Ser. 16A	5.000	10/01/2039	2,776,150
5,000,000	District of Columbia Water & Sewer Auth. Public Utility (Sub.-Lien) Rev. Ser. 13A	5.000	10/01/2048	5,450,600
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/2034	3,351,750
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/2039	3,929,275
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/2041	1,622,895
190,000	Houston Texas Utility System Combine (First Lien) Rev. Ref. Ser. 09A AGC(b)	6.000	05/15/2019	193,561
1,275,000	Indianapolis Indiana Local Public Improvement Bond Bank (Waterworks Project) Ser. 09A AGC(b)	5.500	01/01/2019	1,278,621
5,260,000	Indianapolis Indiana Local Public Improvement Bond Bank (Waterworks Project) Ser. 09A AGC	5.500	01/01/2038	5,274,307
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	8,662,720
10,000,000	Massachusetts State Water Resources Auth. (Green Bonds) Ref. Ser. 16C	5.000	08/01/2040	11,177,600
5,000,000	Massachusetts State Water Resources Auth. Ser. 18B	5.000	08/01/2043	5,675,750
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM(b)	5.000	10/01/2020	1,054,950
10,000,000	Miami-Dade County Florida Water & Sewer Systems Rev. Ser. 17A	3.375	10/01/2047	8,642,300
600,000	New York City Municipal Water Finance Auth. Rev. Ref. Ser. 14EE	5.000	06/15/2036	663,306
8,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 18DD1	3.625	06/15/2048	7,575,760
5,000,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2009) Rev. Ser. 09EE	5.000	06/15/2039	5,069,950
3,295,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 11BB	5.000	06/15/2044	3,517,050
10,205,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 12CC	5.000	06/15/2045	10,871,284
9,640,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 12BB	5.000	06/15/2047	10,527,555
500,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 13EE	5.000	06/15/2047	537,455

Schedule of Investments

$11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 14CC-1	5.000%	06/15/2047	$12,109,952
5,750,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.000	06/15/2037	6,498,938
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/2034	5,158,150
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/2036	2,672,700
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/2040	2,104,380
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/2040	908,696
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	4,120,794
2,500,000	San Antonio Texas Water (Junior Lien) Rev. Ref. Ser. 18A	5.000	05/15/2043	2,808,475
1,000,000	San Jacinto Texas River Auth. Special Project (GRP Project) Rev. Ser. 11 AGM	5.000	10/01/2037	1,021,120
1,000,000	Texas State Water Development Board (State Water Implementation Rev. Fund For Texas) Ser. 16	5.000	10/15/2046	1,111,600
3,910,000	Texas State Water Development Board Ser. 15A	5.000	10/15/2045	4,339,826
1,000,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2040	1,102,280
1,500,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2045	1,647,720

				181,695,318

	Total Investments in Securities (Cost $1,491,004,537)(c) - 98.3%			1,493,865,497
	Other assets less liabilities - 1.7%			25,668,342

	Net Assets - 100.0%			$1,519,533,839

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

GTD - Grant To Date

NATL - National Public Finance Guarantee Corp.

PILOT - Payment-in-lieu-of-taxes

PSF-GTD - Permanent School Fund Guaranteed

RAC - Revenue Anticipation Certificates

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2018 represented less than 1% of the Fund’s Net Assets.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of November 30, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	14.6%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco New York AMT-Free Municipal Bond ETF (PZT)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 98.0%
	Ad Valorem Property Tax - 6.1%
$1,000,000	City of New York Ser. 18E-1	5.000%	03/01/2038	$1,128,470
2,000,000	New York City New York Ser. 16B-1	4.000	12/01/2043	2,021,840
500,000	New York City New York Sub.-Ser. 16A-1	5.000	08/01/2038	557,445

				3,707,755

	College & University Revenue - 12.4%
1,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	1,033,650
1,500,000	New York State Dormitory Auth. (New York University) Rev. Ser. 01 AMBAC	5.500	07/01/2040	1,892,385
1,000,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 17A	5.000	10/01/2047	1,275,160
2,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,213,140
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,091,460

				7,505,795

	Electric Power Revenue - 12.2%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	1,082,270
2,000,000	Long Island Power Auth. New York Electric Systems Rev. Ref. Ser. 14A	5.000	09/01/2044	2,156,880
185,000	New York State Power Auth. Rev. Ser. 07A NATL	4.500	11/15/2047	185,372
1,500,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 13TE	5.000	12/15/2041	1,639,095
2,000,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 17	5.000	12/15/2038	2,285,440

				7,349,057

	Health, Hospital, Nursing Home Revenue - 3.6%
500,000	Dutchess County New York Local Development Corp. (Health Quest Systems Inc. Project) Rev. Ser. 16B	5.000	07/01/2046	539,945
1,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	1,651,920

				2,191,865

	Highway Tolls Revenue - 6.4%
1,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.000	01/01/2046	1,086,730
1,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,127,560
1,470,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	1,624,585

				3,838,875

	Hotel Occupancy Tax - 3.5%
1,885,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,087,392

	Income Tax Revenue - 17.3%
1,000,000	New York City Transitional Finance Auth. (Building Aid) Rev. Ref. Ser. 18S-4A	5.000	07/15/2037	1,136,390
1,500,000	New York City Transitional Finance Auth. (Sub.-Future Tax Secured Fiscal 1999) Rev. Ser. 17A Sub.-Ser. E-1	5.000	02/01/2043	1,665,165
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 18S-3	4.000	07/15/2046	1,008,720
1,000,000	New York City Transitional Finance Auth. Rev. Sub.-Ser. 17B-1	5.000	08/01/2045	1,112,740
1,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ref. Ser. 17A	5.000	02/15/2038	1,117,370
2,170,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	2,290,934
785,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2037	841,285
1,200,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	1,282,152

				10,454,756

	Industrial Revenue - 3.5%
2,000,000	New York State Liberty Development Corp. (4 World Trade Center Project) Rev. Ref. Ser. 11	5.000	11/15/2044	2,119,540

	Lease Revenue - 5.7%
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,019,370
1,240,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	1,307,282

Schedule of Investments

$1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water Sub. SRF Bonds) Ref. Ser. 16A	5.000%	06/15/2041	$1,119,600

				3,446,252

	Miscellaneous Revenue - 12.2%
2,000,000	Brooklyn Arena New York Local Development Corp. PILOT (Barclays Center Project) Rev. Ref. Ser. 16A	5.000	07/15/2042	2,124,500
450,000	Hudson Yards Infrastructure Corporation Second Indenture Rev. Ref. Ser. 17A	5.000	02/15/2042	500,090
2,500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	2,508,250
1,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-2	5.000	07/15/2035	1,114,060
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 16S-1	5.000	07/15/2043	1,097,000

				7,343,900

	Port, Airport & Marina Revenue - 1.9%
1,000,000	Port Auth. of New York & New Jersey Ref. Ser. 15-194	5.250	10/15/2055	1,118,200

	Recreational Revenue - 3.4%
2,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	2,028,740

	Sales Tax Revenue - 4.3%
1,000,000	New York State Dormitory Auth. State Sales Tax Rev. Ref. (Bid Group 4) Ser. 18C	5.000	03/15/2043	1,123,840
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10C AGM	5.125	08/01/2042	1,468,895

				2,592,735

	Transit Revenue - 1.8%
1,000,000	Metropolitan Transportation Auth. New York (Green Bonds) Rev. Ser. 16A-1	5.250	11/15/2056	1,085,830

	Water Revenue - 3.7%
1,000,000	New York City Municipal Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 13BB	5.000	06/15/2046	1,077,090
1,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.250	06/15/2037	1,151,170

				2,228,260

	Total Investments in Securities (Cost $59,899,115)(a) - 98.0%			59,098,952
	Other assets less liabilities - 2.0%			1,229,178

	Net Assets - 100.0%			$60,328,130

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

NATL - National Public Finance Guarantee Corp.

PILOT - Payment-in-lieu-of-taxes

Ref. - Refunding

Rev. - Revenue

Ser. - Series

SRF - State Revolving Fund

Sub. - Subordinated

Notes to Schedule of Investments:

(a)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of November 30, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entites	Percentage of Total Investments
Assured Guaranty Corp.	7.7%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Preferred ETF (PGX)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Preferred Stocks & Other Equity Interests - 99.9%
	Banks - 37.3%
99,822	Associated Banc-Corp., 5.38%, Series D	$2,221,039
1,500,990	Bank of America Corp., 5.88%, Series HH	36,399,008
1,353,331	Bank of America Corp., 6.00%, Series EE	33,833,275
2,157,795	Bank of America Corp., 6.00%, Series GG	53,836,985
1,675,893	Bank of America Corp., 6.20%, Series CC	42,450,370
2,830,228	Bank of America Corp., 6.50%, Series Y	71,944,396
2,053,087	Bank of America Corp., 6.63%, Series W	51,943,101
1,533,157	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	39,018,846
695,297	BB&T Corp., 5.63%	16,965,247
3,491,329	BB&T Corp., 5.63%, Series E	82,953,977
465,740	BB&T Corp., 5.85%	11,503,778
234,280	BOK Financial Corp., 5.38%	5,505,580
1,623,942	Citigroup, Inc., 6.30%, Series S	41,020,775
3,217,570	Citigroup, Inc., 6.88%, Series K	83,817,699
1,036,328	Citigroup, Inc., 6.88%, Series L	26,115,466
371,419	Citigroup, Inc., 7.13%, Series J	9,935,458
242,306	Commerce Bancshares, Inc., 6.00%, Series B	6,101,265
238,255	Cullen/Frost Bankers, Inc., 5.38%	5,706,207
734,626	Fifth Third Bancorp, 6.63%, Series I	19,379,434
146,247	First Horizon National Corp., 6.20%, Series A	3,637,163
289,833	First Republic Bank, 5.13%, Series H	6,466,174
303,142	First Republic Bank, 5.50%, Series D	7,054,114
248,371	First Republic Bank, 5.50%, Series G	5,712,533
474,890	First Republic Bank, 5.50%, Series I	10,803,748
253,077	First Republic Bank, 5.70%, Series F	6,124,463
250,022	First Republic Bank, 7.00%, Series E	6,343,058
237,613	Hancock Whitney Corp., 5.95%	5,797,757
160,474	Huntington Bancshares, Inc., 5.88%, Series C	3,984,569
828,379	Huntington Bancshares, Inc., 6.25%, Series D	20,949,705
84,403	ING Groep NV, 6.13% (Netherlands)	2,119,359
524,680	ING Groep NV, 6.38% (Netherlands)	13,153,728
1,481,338	JPMorgan Chase & Co., 5.45%, Series P	36,115,020
2,589,821	JPMorgan Chase & Co., 5.75%, Series DD	64,046,273
1,895,410	JPMorgan Chase & Co., 6.10%, Series AA	48,067,598
2,813,272	JPMorgan Chase & Co., 6.13%, Series Y	70,725,658
1,993,039	JPMorgan Chase & Co., 6.15%, Series BB	50,324,235
1,007,421	JPMorgan Chase & Co., 6.30%, Series W	25,528,048
1,072,129	JPMorgan Chase & Co., 6.70%, Series T	27,167,749
708,047	KeyCorp, 5.65%, Series F	16,171,793
828,761	KeyCorp, 6.13%, Series E	20,826,764
320,232	MB Financial, Inc., 6.00%, Series C	7,746,412
400,527	People’s United Financial, Inc., 5.63%, Series A	9,596,627
2,911,517	PNC Financial Services Group, Inc. (The), 6.13%, Series P	75,815,903
788,293	Regions Financial Corp., 6.38%, Series A	19,620,613
789,403	Regions Financial Corp., 6.38%, Series B	19,971,896
1,077,155	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	27,284,336
313,587	Synovus Financial Corp., 6.30%, Series D	7,823,996
289,639	TCF Financial Corp., 5.70%, Series C	6,577,702
393,685	Texas Capital Bancshares, Inc., 6.50%, Series A	9,771,262
625,392	U.S. Bancorp, 5.15%	13,977,511
1,522,573	U.S. Bancorp, 6.50%, Series F	40,119,799
474,230	Unum Group, 6.25%	11,338,839
982,158	US Bancorp, 5.50%, Series K	23,905,726

158,859	Valley National Bancorp, 5.50%, Series B	$3,796,730
193,458	Valley National Bancorp, 6.25%, Series A	4,822,908
239,698	Webster Financial Corp., 5.25%, Series F	5,165,492
828,614	Wells Fargo & Co., 5.13%, Series O	18,254,366
819,009	Wells Fargo & Co., 5.20%	18,141,049
1,934,249	Wells Fargo & Co., 5.50%, Series X	45,764,331
1,276,925	Wells Fargo & Co., 5.63%, Series Y	30,850,508
1,715,138	Wells Fargo & Co., 5.70%, Series W	41,763,610
2,864,450	Wells Fargo & Co., 5.85%, Series Q	71,095,649
1,160,364	Wells Fargo & Co., 6.00%, Series T	28,916,271
1,516,492	Wells Fargo & Co., 6.00%, Series V	37,851,640
1,286,186	Wells Fargo & Co., 6.63%, Series R	33,582,316
197,329	Wintrust Financial Corp., 6.50%, Series D	5,056,556
225,251	Zions Bancorp NA, 5.75%, Series H	5,433,054
17,647	Zions Bancorp NA, 6.30%, Series G	445,940

		1,716,262,457

	Capital Markets - 14.9%
455,515	Apollo Global Management LLC, 6.38%, Series A	10,554,283
496,356	Apollo Global Management LLC, 6.38%, Series B	11,639,548
249,899	Apollo Investment Corp., 6.88%	6,287,459
513,942	Ares Management Corp., 7.00%, Series A	13,079,824
917,612	Bank of New York Mellon Corp. (The), 5.20%	20,765,560
191,886	Brightsphere Investment Group PLC, 5.13%	3,991,229
643,279	Carlyle Group LP (The), 5.88%, Series A	13,425,233
1,118,558	Charles Schwab Corp. (The), 5.95%, Series D	28,165,290
953,312	Charles Schwab Corp. (The), 6.00%, Series C	24,061,595
3,318,167	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)	81,792,817
1,734,167	Goldman Sachs Group, Inc. (The), 5.50%, Series J	41,828,108
185,585	Goldman Sachs Group, Inc. (The), 6.20%, Series B	4,786,237
954,555	Goldman Sachs Group, Inc. (The), 6.30%, Series N	24,178,878
1,228,098	Goldman Sachs Group, Inc. (The), 6.38%, Series K	31,070,879
247,550	KKR & Co., Inc., 6.50%, Series B	6,275,392
538,771	KKR & Co., Inc., 6.75%, Series A	13,803,313
695,690	Legg Mason, Inc., 5.45%	15,312,137
548,359	Legg Mason, Inc., 6.38%	13,829,614
1,692,058	Morgan Stanley, 5.85%, Series K	41,743,071
1,648,948	Morgan Stanley, 6.38%, Series I	42,064,663
1,197,517	Morgan Stanley, 6.63%, Series G	30,560,634
870,122	Morgan Stanley, 6.88%, Series F	22,762,391
1,199,307	Morgan Stanley, 7.13%, Series E	32,261,358
628,660	Northern Trust Corp., 5.85%, Series C	15,810,799
401,659	Oaktree Capital Group LLC, 6.55%, Series B	9,611,700
297,496	Oaktree Capital Group LLC, 6.63%, Series A	7,226,178
316,603	Prospect Capital Corp., 6.25%	7,813,762
710,908	State Street Corp., 5.25%, Series C	16,009,648
709,467	State Street Corp., 5.35%, Series G	17,240,048
1,337,050	State Street Corp., 5.90%, Series D	34,027,922
1,229,876	State Street Corp., 6.00%, Series E	30,562,419
361,013	Stifel Financial Corp., 5.20%	7,595,714
248,334	Stifel Financial Corp., 6.25%, Series A	6,061,833

		686,199,536

	Chemicals - 0.1%
69,254	E.I. du Pont de Nemours & Co., 4.50%, Series B	6,721,793

	Commercial Services & Supplies - 0.3%
698,296	Pitney Bowes, Inc., 6.70%	15,341,563

Schedule of Investments(a)

	Consumer Finance - 3.1%
986,287	Capital One Financial Corp., 5.20%, Series G	$21,451,742
1,345,926	Capital One Financial Corp., 6.00%, Series B	33,136,698
786,717	Capital One Financial Corp., 6.00%, Series H	19,463,379
827,399	Capital One Financial Corp., 6.20%, Series F	20,701,523
729,981	Capital One Financial Corp., 6.25%, Series C	18,140,028
751,382	Capital One Financial Corp., 6.70%, Series D	18,987,423
501,057	Navient Corp., 6.00%	9,003,994

		140,884,787

	Diversified Telecommunication Services - 4.8%
2,150,121	AT&T, Inc., 5.35%	48,420,725
1,258,352	AT&T, Inc., 5.63%	29,382,519
1,653,047	Qwest Corp., 6.13%	32,565,026
1,602,809	Qwest Corp., 6.50%	33,274,315
578,456	Qwest Corp., 6.63%	13,055,752
834,564	Qwest Corp., 6.75%	18,360,408
712,749	Qwest Corp., 6.88%	16,785,239
281,663	Qwest Corp., 7.00%	6,895,110
800,675	Verizon Communications, Inc., 5.90%	20,024,882

		218,763,976

	Electric Utilities - 7.5%
372,652	Alabama Power Co., 5.00%, Series A	9,148,607
829,935	Duke Energy Corp., 5.13%	18,831,225
783,968	Duke Energy Corp., 5.63%	18,877,949
455,580	Entergy Arkansas LLC, 4.88%	10,031,872
50,899	Entergy Arkansas LLC, 4.90%	1,143,701
414,860	Entergy Louisiana LLC, 4.88%	8,965,125
414,744	Entergy Louisiana LLC, 5.25%	9,754,779
419,258	Entergy Mississippi LLC, 4.90%	9,118,862
426,396	Entergy New Orleans LLC, 5.50%	10,745,179
661,983	Entergy Texas, Inc., 5.63%	16,615,773
463,599	Georgia Power Co., 5.00%, Series 2017	9,735,579
305,024	Interstate Power & Light Co., 5.10%, Series D	7,540,193
1,102,762	NextEra Energy Capital Holdings, Inc., 5.00%	23,466,775
951,684	NextEra Energy Capital Holdings, Inc., 5.13%, Series I	20,813,329
723,432	NextEra Energy Capital Holdings, Inc., 5.25%, Series K	16,465,312
182,979	Pacific Gas & Electric Co., 6.00%, Series A	3,954,176
696,156	PPL Capital Funding, Inc., 5.90%, Series B	17,055,822
261,773	SCE Trust II, 5.10%	4,999,864
287,708	SCE Trust III, 5.75%, Series H	6,332,453
498,581	SCE Trust IV, 5.38%, Series J	10,330,598
498,862	SCE Trust V, 5.45%, Series K	10,964,987
948,880	SCE Trust VI, 5.00%	17,620,702
785,973	Southern Co. (The), 5.25%	16,843,401
1,243,489	Southern Co. (The), 5.25%	26,822,058
1,578,698	Southern Co. (The), 6.25%	39,862,125

		346,040,446

	Equity REITs - 10.1%
232,014	American Homes 4 Rent, 5.88%, Series F	5,011,502
168,942	American Homes 4 Rent, 5.88%, Series G	3,632,253
120,400	American Homes 4 Rent, 6.25%, Series H	2,751,140
203,750	Apartment Investment & Management Co., 6.88%, Series A	5,244,525
182,320	Boston Properties, Inc., 5.25%, Series B	4,029,272
87,784	CBL & Associates Properties, Inc., 6.63%, Series E	1,148,215
650,982	CBL & Associates Properties, Inc., 7.38%, Series D	9,256,964
387,978	Digital Realty Trust, Inc., 5.25%, Series J	8,256,172
496,892	Digital Realty Trust, Inc., 5.88%, Series G	12,049,631
375,238	Digital Realty Trust, Inc., 6.35%, Series I	9,988,835

253,059	Digital Realty Trust, Inc., 6.63%, Series C	$6,604,840
433,222	Digital Realty Trust, Inc., 7.38%, Series H	11,042,829
246,312	EPR Properties, 5.75%, Series G	5,246,446
238,300	Federal Realty Investment Trust, 5.00%, Series C	4,954,257
528,230	Government Properties Income Trust, 5.88%	11,024,160
516,055	Kimco Realty Corp., 5.13%, Series L	10,042,430
415,137	Kimco Realty Corp., 5.25%, Series M	8,198,956
330,637	Kimco Realty Corp., 5.50%, Series J	6,854,105
347,382	Kimco Realty Corp., 6.00%, Series I	8,243,375
538,385	National Retail Properties, Inc., 5.20%, Series F	11,456,833
537,598	National Retail Properties, Inc., 5.70%, Series E	12,316,370
414,063	PS Business Parks, Inc., 5.20%, Series W	8,645,635
325,671	PS Business Parks, Inc., 5.20%, Series Y	6,764,187
526,165	PS Business Parks, Inc., 5.25%, Series X	11,007,372
245,539	PS Business Parks, Inc., 5.70%, Series V	5,669,495
935,488	Public Storage, 4.90%, Series E	19,402,021
773,444	Public Storage, 4.95%, Series D	16,195,917
714,227	Public Storage, 5.05%, Series G	15,605,860
470,021	Public Storage, 5.13%, Series C	10,246,458
435,220	Public Storage, 5.15%, Series F	9,431,217
707,790	Public Storage, 5.20%, Series W	15,451,056
965,393	Public Storage, 5.40%, Series B	22,068,884
303,894	Public Storage, 5.88%, Series A	7,615,584
427,807	Public Storage, 6.00%, Series Z	10,780,736
250,731	Public Storage, 6.38%, Series Y	6,343,494
50,546	QTS Realty Trust, Inc., 7.13%, Series A	1,250,003
572,091	Senior Housing Properties Trust, 5.63%	11,516,192
414,321	Senior Housing Properties Trust, 6.25%	9,860,840
289,930	Site Centers Corp., 6.25%, Series K	6,337,870
198,659	Site Centers Corp., 6.38%, Series A	4,511,546
329,417	Site Centers Corp., 6.50%, Series J	7,576,591
375,933	SL Green Realty Corp., 6.50%, Series I	9,255,470
275,637	Spirit Realty Capital, Inc., 6.00%, Series A	6,066,770
423,338	Ventas Realty LP/Ventas Capital Corp., 5.45%	9,944,210
1,773,879	VEREIT, Inc., 6.70%, Series F	42,803,700
448,684	Vornado Realty Trust, 5.25%, Series M	9,256,351
330,074	Vornado Realty Trust, 5.40%, Series L	7,189,012
563,444	Vornado Realty Trust, 5.70%, Series K	12,604,242
163,375	Washington Prime Group, Inc., 6.88%, Series I	2,934,215

		463,688,038

	Insurance - 13.1%
2,042,483	Aegon NV, 6.38% (Netherlands)	51,102,925
770,821	Allstate Corp. (The), 5.10%	18,939,072
481,256	Allstate Corp. (The), 5.63%, Series A	11,689,708
953,808	Allstate Corp. (The), 5.63%, Series G	23,082,154
392,204	Allstate Corp. (The), 6.25%, Series F	9,942,371
1,341,769	Allstate Corp. (The), 6.63%, Series E	34,000,426
176,653	American Financial Group, Inc., 6.00%	4,465,788
461,156	American Financial Group, Inc., 6.25%	11,773,313
745,850	Arch Capital Group Ltd., 5.25%, Series E	15,752,352
497,047	Arch Capital Group Ltd., 5.45%, Series F	10,785,920
199,580	Argo Group US, Inc., 6.50%	4,977,525
452,821	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	9,880,554
373,114	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	9,021,897
524,158	Assured Guaranty Municipal Holdings, Inc., 6.25%	13,098,708
308,201	Axis Capital Holdings Ltd., 5.50%, Series D	6,795,832
911,858	Axis Capital Holdings Ltd., 5.50%, Series E	20,142,943
597,710	Brighthouse Financial, Inc., 6.25%	14,046,185
636,032	Enstar Group Ltd., 7.00%, Series D (Bermuda)	15,805,395

Schedule of Investments(a)

139,000	Enstar Group Ltd., 7.00%, Series E (Bermuda)	$3,424,960
282,481	Hanover Insurance Group, Inc. (The), 6.35%	7,107,222
467,686	Hartford Financial Services Group, Inc. (The), 6.00%, Series G	11,710,857
975,200	Hartford Financial Services Group, Inc. (The), 7.88%	26,769,240
238,469	Kemper Corp., 7.38%	6,033,266
1,304,223	MetLife, Inc., 5.63%, Series E	31,457,859
619,615	PartnerRe Ltd., 5.88%, Series I (Bermuda)	15,025,664
551,450	PartnerRe Ltd., 7.25%, Series H (Bermuda)	14,199,838
890,530	Prudential Financial, Inc., 5.63%	21,087,750
1,199,726	Prudential Financial, Inc., 5.70%	28,433,506
859,470	Prudential Financial, Inc., 5.75%	20,532,738
838,320	Prudential PLC, 6.50% (United Kingdom)	21,536,441
657,117	Reinsurance Group of America, Inc., 5.75%	15,895,660
656,671	Reinsurance Group of America, Inc., 6.20%	16,633,476
646,150	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	14,182,993
347,521	RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)	7,926,954
294,350	Selective Insurance Group, Inc., 5.88%	7,193,914
538,481	Torchmark Corp., 6.13%	13,462,025
580,179	W.R. Berkley Corp., 5.63%	12,874,172
530,804	W.R. Berkley Corp., 5.75%	11,916,550
126,078	W.R. Berkley Corp., 5.90%	2,980,484
246,989	WR Berkley Corp., 5.70%	5,522,674

		601,211,311

	Internet Software & Services - 0.7%
1,243,042	eBay, Inc., 6.00%	31,237,645

	Leisure Products - 0.1%
253,197	Brunswick Corp., 6.50%	6,317,265
14,960	Brunswick Corp., 6.63%	372,130

		6,689,395

	Machinery - 0.6%
1,198,725	Stanley Black & Decker, Inc., 5.75%	29,272,865

	Mortgage REITs - 0.3%
573,756	Wells Fargo Real Estate Investment Corp., 6.38%, Series A	14,435,701

	Multi-Utilities - 2.8%
271,061	Algonquin Power & Utilities Corp., 6.88% (Canada)	6,898,502
331,209	CMS Energy Corp., 5.63%	7,561,502
388,422	CMS Energy Corp., 5.88%	9,644,518
1,315,489	Dominion Energy, Inc., 5.25%, Series A	28,598,731
661,613	DTE Energy Co., 5.25%, Series E	14,125,438
496,480	DTE Energy Co., 5.38%, Series B	10,942,419
798,936	DTE Energy Co., 6.00%, Series F	20,125,198
705,421	Integrys Holding, Inc., 6.00%	17,667,269
557,000	NiSource, Inc., 6.50%, Series B	13,841,450

		129,405,027

	Oil, Gas & Consumable Fuels - 2.0%
189,196	Dcp Midstream LP, 7.95%, Series C	4,336,372
263,102	DCP Midstream LP, 7.88%, Series B	5,946,105
942,717	Enbridge, Inc., 6.38%, Series B (Canada)	21,927,597
745,915	Energy Transfer Operating LP, 7.38%, Series C	16,783,088
619,231	Energy Transfer Operating LP, 7.63%, Series D	14,260,890
414,902	NuStar Energy LP, 7.63%, Series B	8,049,099
374,016	NuStar Energy LP, 8.50%, Series A	8,052,564
303,932	NuStar Energy LP, 9.00%, Series C	6,692,583
197,487	Targa Resources Partners LP, 9.00%, Series A	5,156,386

		91,204,684

	Specialty Retail - 0.2%
317,961	QVC, Inc., 6.38%	$7,201,817

	Thrifts & Mortgage Finance - 0.4%
828,421	New York Community Bancorp, Inc., 6.38%, Series A	20,155,483

	Trading Companies & Distributors - 0.1%
248,870	GATX Corp., 5.63%	5,746,408

	Wireless Telecommunication Services - 1.5%
455,981	Telephone & Data Systems, Inc., 5.88%	9,589,280
841,377	Telephone & Data Systems, Inc., 6.63%	19,637,739
563,789	United States Cellular Corp., 6.95%	13,654,970
455,742	United States Cellular Corp., 7.25%	11,507,486
497,499	United States Cellular Corp., 7.25%	12,437,475

		66,826,950

	Total Investments in Securities (Cost $4,951,283,807) - 99.9%	4,597,289,882
	Other assets less liabilities - 0.1%	2,769,033

	Net Assets - 100.0%	$4,600,058,915

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Taxable Municipal Bond ETF (BAB)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 97.4%
	Ad Valorem Property Tax - 18.8%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/2030	$3,109,560
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/2040	1,521,480
14,890,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/2039	16,094,005
8,505,000	California State Ser. 09	7.350	11/01/2039	11,587,042
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/2039	1,055,117
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/2035	2,061,000
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/2040	1,915,300
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/2040	2,180,060
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/2036	6,005,944
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/2030	1,797,750
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/2038	2,119,219
4,560,000	Clark County Nevada Ser. 10	7.000	07/01/2038	4,836,610
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/2026	5,200,322
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/2020	1,601,888
700,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/2032	733,327
5,170,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/2035	5,526,523
200,000	Delaware State Ser. 09D	5.200	10/01/2026	203,148
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/2033	587,340
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/2030	1,033,290
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/2030	632,286
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/2035	1,033,800
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/2030	1,150,390
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/2043	2,116,640
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/2039	1,017,370
200,000	Itasca Illinois Ser. 09A	6.100	02/01/2034	206,316
320,000	Itasca Illinois Ser. 09A	6.200	02/01/2039	330,022
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/2031	2,121,660
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/2040	1,034,090
1,000,000	Las Vegas Valley Nevada Water District Ser. 09A	7.100	06/01/2039	1,019,520
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/2027	585,565
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/2027	226,298
4,300,000	Massachusetts State Ser. 10	4.480	05/01/2024	4,553,786
7,765,000	Massachusetts State Ser. 10	4.910	05/01/2029	8,544,528
1,595,000	Massachusetts State Ser. 10E	4.200	12/01/2021	1,627,873
1,500,000	Massachusetts State Ser. 16F	3.277	06/01/2046	1,318,140
3,000,000	Mississippi State Ser. 09D	5.539	10/01/2029	3,398,730
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/2039	1,039,570
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/2043	3,955,170
4,835,000	New Britain Connecticut Ref. Ser. 18 BAM	4.350	03/01/2039	4,771,323
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/2039	1,051,860
1,500,000	New York City New York Ser. 09	5.985	12/01/2036	1,787,730
1,000,000	New York City New York Ser. 09D-1	6.385	12/01/2029	1,029,320
1,000,000	New York City New York Ser. 10	5.646	06/01/2027	1,125,050
2,710,000	New York City New York Ser. 10	5.817	10/01/2031	2,831,815
3,920,000	New York City New York Ser. 10	6.246	06/01/2035	4,086,835
8,495,000	New York City New York Ser. 10	5.968	03/01/2036	10,190,177
1,965,000	New York City New York Taxable Ser. 10F-1	6.271	12/01/2037	2,438,604
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/2019	966,624
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/2035	1,032,730
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/2040	1,032,160
1,450,000	Peoria Illinois Community Unit (School District No. 323) Ser. 10	6.020	04/01/2028	1,500,069
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/2030	1,154,960
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/2030	1,053,330
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/2030	2,088,020
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/2035	1,019,970
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/2040	2,109,640
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/2030	1,828,230
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/2030	4,692,457
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/2034	1,061,060

Schedule of Investments

$1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329%	12/01/2035	$1,033,950
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/2031	205,518
725,000	Utah State Ser. 09D	4.554	07/01/2024	755,356
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/2035	702,074

				156,629,541

	College & University Revenue - 9.9%
1,000,000	California Infrastructure & Economic Development Bank (California Infrastructure Economic Development) Rev. Ser. 10	6.486	05/15/2049	1,280,220
900,000	California State University Rev. Ser. 10	6.484	11/01/2041	1,160,874
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/2033	1,161,910
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/2030	2,052,040
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/2035	1,533,915
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/2030	5,741,600
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/2040	1,420,371
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/2040	3,099,090
425,000	New Mexico State University Regents Improvement Rev. Ser. 10B(a)	6.124	04/01/2030	441,800
575,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/2030	596,902
5,000,000	New York State Dormitory Auth. Non-State Supported Debt (New York University) Rev. Ser. 18B	4.850	07/01/2048	5,191,250
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/2020	1,051,300
3,000,000	Northern Arizona University (Arizona Board of Regents) Rev. Ser. 10A	6.593	08/01/2030	3,150,030
500,000	Northern Arizona University Rev. Ser. 09A	6.687	06/01/2039	524,165
1,000,000	Pennsylvania State Higher Educational Facilities Auth. (Temple University) Rev. Ser. 10	6.141	04/01/2030	1,151,840
905,000	Rutgers The State University of New Jersey Ser. 10	5.545	05/01/2029	1,005,093
2,000,000	Texas State A&M University Fund Ref. Ser. 17B	3.660	07/01/2047	1,843,460
1,500,000	University of California Rev. Ref. Ser. 16AS	3.552	05/15/2039	1,374,285
8,745,000	University of California Rev. Ser. 10	5.946	05/15/2045	10,549,094
5,770,000	University of Delaware Ser. 18	4.071	11/01/2050	5,610,171
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/2030	3,146,250
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/2040	5,243,000
1,500,000	University of Massachusetts Building Auth. Project Rev. Ser. 10	4.550	11/01/2025	1,590,780
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/2030	286,898
500,000	University of North Carolina University Ser. 09B	5.757	12/01/2039	513,540
10,000,000	University of Texas Permanent Fund (Permanent University Fund Boards) Ser. 17A	3.376	07/01/2047	8,772,800
500,000	University of Texas Ser. 09B	6.276	08/15/2041	511,030
10,000,000	University of Texas System Ser. 10C	4.644	08/15/2030	10,726,200
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/2030	1,700,862
250,000	Wayne State University Ser. 09B	6.536	11/15/2039	256,405

				82,687,175

	Electric Power Revenue - 13.7%
7,665,000	American Municipal Power Ohio Inc. (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/2050	11,743,930
2,090,000	American Municipal Power Ohio Inc. (Meldahl Hydroelectric-Remarketed) Rev. Ser. 10E	6.270	02/15/2050	2,513,727
8,005,000	American Municipal Power Ohio Inc. Rev. Ser. 09	6.053	02/15/2043	9,707,263
3,395,000	American Municipal Power Ohio Inc. Rev. Ser. 10	7.499	02/15/2050	4,729,744
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/2030	905,767
810,000	Colorado Springs Colorado Utilities (Direct Pay) Rev. Ser. 10B2	5.738	11/15/2050	842,611
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/2032	7,998,965
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/2030	2,157,300
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/2030	2,852,800
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/2040	3,248,932
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/2034	602,555
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/2040	8,353,520
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/2041	1,626,045
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/2029	501,520
10,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/2042	12,361,200
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/2032	1,224,690
9,906,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/2057	10,959,899

Schedule of Investments

$6,678,000	Municipal Electric Auth. of Georgia Ser. 10	6.655%	04/01/2057	$7,724,843
1,000,000	Northern California Power Agency (Lodi Energy Center) Rev. Ser. 10B	7.311	06/01/2040	1,298,470
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/2030	297,160
9,050,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 10C	6.454	01/01/2050	10,901,449
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/2035	2,420,360
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/2032	2,980,121
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/2035	5,846,402

				113,799,273

	Fuel Sales Tax Revenue - 4.1%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/2028	689,492
2,250,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 09	4.963	05/01/2023	2,390,603
6,000,000	Missouri State Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/2024	6,455,280
2,000,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.028	04/01/2026	2,187,460
11,715,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.178	04/01/2030	13,161,568
2,000,000	Washington State Ser. 10	5.090	08/01/2033	2,226,860
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/2030	1,453,816
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/2039	5,185,200

				33,750,279

	General Fund - 9.2%
5,400,000	California State Ref. Ser. 18	4.600	04/01/2038	5,492,880
5,090,000	California State Ser. 09	7.500	04/01/2034	6,884,938
12,850,000	California State Ser. 10	7.950	03/01/2036	13,586,048
6,955,000	California State Ser. 10	7.600	11/01/2040	10,004,698
7,860,000	California State Various Purpose Ser. 09	7.550	04/01/2039	11,127,638
9,300,000	Illinois State Ser. 10	6.900	03/01/2035	9,761,094
14,795,000	Illinois State Ser. 10-1	5.563	02/01/2021	15,264,593
2,500,000	Illinois State Ser. 10-2	5.650	03/01/2020	2,561,550
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/2033	2,340,700

				77,024,139

	Government Fund/Grant Revenue - 1.0%
8,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/2039	8,099,178

	Health, Hospital, Nursing Home Revenue - 1.6%
2,000,000	California Statewide Communities Development Auth. (Marin General Hospital Project) Rev. Ser. 18B	4.821	08/01/2045	2,007,940
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/2040	1,203,660
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/2030	2,141,460
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/2027	2,926,975
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16B	4.053	07/01/2026	1,003,500
1,000,000	Oak Valley California Hospital District (Health Facilities) Rev. Ser. 10B	9.000	11/01/2039	1,005,190
1,000,000	Ohio State Hospital Facilities (Cleveland Clinic Health System) Rev. Ref. Ser. 17B	3.700	01/01/2043	938,680
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/2042	1,542,660
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/2029	577,820

				13,347,885

	Highway Tolls Revenue - 2.3%
3,025,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area) Rev. Ser. 10S3	6.907	10/01/2050	4,266,490
3,605,000	Bay Area California Auth. Toll Bridge (Sub.-Lien) Rev. Ser. 10S1	7.043	04/01/2050	5,106,807
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/2024	200,356
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/2030	1,392,336
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/2029	257,303
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/2039	302,070
2,280,000	New York Triborough Bridge & Tunnel Auth. Rev. Ser. 10	5.450	11/15/2032	2,598,128
1,443,000	Pennsylvania State Turnpike Commission Rev. Ser. 09	6.105	12/01/2039	1,793,851
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/2039	3,158,984

				19,076,325

	Hotel Occupancy Tax - 0.4%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/2042	3,565,739

	Income Tax Revenue - 3.4%
4,500,000	District of Columbia Income Tax Secured Rev. Ser. 10	4.909	12/01/2023	4,833,495

Schedule of Investments

$3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub.-Ser. 10S-1B	6.828%	07/15/2040	$4,865,920
6,475,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/2036	6,768,900
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/2025	219,678
2,760,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.500	03/15/2030	3,102,075
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/2040	2,077,830
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/2023	1,498,658
2,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 10C	5.838	03/15/2040	2,337,700
3,000,000	Wisconsin State General Fund Annual Appropriation Rev. Ref. Ser. 17A	3.954	05/01/2036	2,911,680

				28,615,936

	Lease Revenue - 3.9%
300,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.674	06/01/2030	315,303
1,000,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.774	06/01/2040	1,049,390
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/2030	2,108,560
800,000	California State Public Works Board Lease (California State University Projects) Rev. Ser. 10B-2	7.804	03/01/2035	1,065,432
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/2030	1,037,120
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/2030	1,203,820
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/2036	1,347,622
500,000	Los Angeles California Municipal Improvement Corp. Lease (Recovery Zone Economic Development) Rev. Ser. 09D	7.757	09/01/2039	516,560
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/2032	2,089,240
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/2030	1,025,000
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/2035	2,246,220
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/2031	1,050,930
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/2029	516,100
4,000,000	Port of Morrow Oregon Transmission Facilities (Bonneville Corporation Project No. 4) Rev. Ser. 16	2.987	09/01/2036	3,404,840
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/2040	4,106,310
500,000	Salt Lake County Utah Municipal Building Auth. (Lease) Rev. Ser. 09B	5.820	12/01/2029	580,425
2,000,000	San Diego California Public Facilities Financing Auth. Lease Rev. Ref. Ser. 18A	4.232	10/15/2038	1,983,000
3,000,000	San Francisco California City & County COP Ser. 09D	6.487	11/01/2041	3,779,250
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/2030	1,028,750
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase) Rev. Ser. 10	6.526	12/01/2030	2,377,305

				32,831,177

	Local or GTD Housing - 0.1%
1,000,000	Phoenix Arizona Industrial Development Auth. Student Housing (Downtown Phoenix Student Housing LLC-Arizona State University Project) Rev. Ref. Ser. 18A	5.000	07/01/2042	1,061,700

	Miscellaneous Revenue - 4.7%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/2039	513,925
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/2027	562,805
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/2030	2,213,920
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/2030	1,124,330
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/2030	4,010,825
500,000	Kansas State Development Finance Auth. (Kansas State Projects) Rev. Ser. 10E-2	6.120	11/01/2029	525,550
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/2030	2,061,260
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/2040	7,222,040
1,000,000	Mississippi State Ser. 10	5.245	11/01/2034	1,138,040
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/2035	3,098,460
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/2039	1,060,330
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/2030	2,077,140
9,680,000	Texas State Ser. 09	5.517	04/01/2039	11,777,075
2,000,000	Tulare County California Pension Obligation Bonds Ser. 18	4.445	06/01/2037	1,963,660

				39,349,360

	Miscellaneous Taxes - 0.3%
2,000,000	Oregon State (Taxable-Pension) Ser. 03	5.892	06/01/2027	2,309,300

Schedule of Investments

	Nuclear Revenue - 0.3%
$2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 16D	2.388%	12/01/2023	$2,335,775

	Port, Airport & Marina Revenue - 5.3%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/2038	3,306,339
5,750,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/2040	7,311,527
1,250,000	Hawaii State Airports System Customer Facilities Charge Rev. Ser. 17A	3.894	07/01/2037	1,204,200
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/2039	257,783
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.023	07/01/2024	1,915,240
2,750,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.123	01/01/2025	2,624,848
2,500,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.223	07/01/2025	2,392,600
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.273	01/01/2026	1,907,600
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.323	07/01/2026	953,800
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.423	07/01/2027	1,919,060
3,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.473	07/01/2028	2,851,470
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.573	07/01/2029	1,899,980
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.673	07/01/2030	953,290
8,000,000	Port Auth. of New York & New Jersey (Consolidated 174th) Ser. 12	4.458	10/01/2062	7,955,680
500,000	Port of Seattle Washington Rev. (Intermediate Lien) Ref. Ser. 17B	3.755	05/01/2036	475,215
5,000,000	South Jersey Port Corp. New Jersey (Marine Terminal) Rev. Ser. 09-P-3	7.365	01/01/2040	6,155,350

				44,083,982

	Sales Tax Revenue - 2.5%
1,855,000	Central Puget Sound Washington Regional Transportation Auth. Sales & Use Ser. 09	5.491	11/01/2039	2,229,729
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16B	3.818	08/01/2032	991,390
2,000,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.869	07/01/2040	2,403,220
450,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/2039	534,991
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/2032	2,731,275
1,000,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 10	5.020	05/01/2025	1,082,660
1,955,000	New York City Transitional Finance Auth. Rev. Ser. 10	4.867	08/01/2024	2,091,224
1,000,000	Salt Lake County Utah Transportation Tax (Salt Lake County) Rev. Ser. 10	3.358	08/15/2019	1,002,590
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/2032	1,183,906
1,815,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/2039	2,220,235
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/2040	3,966,780

				20,438,000

	Sewer Revenue - 1.3%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/2032	3,319,230
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/2025	1,170,389
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/2026	1,236,096
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/2027	1,314,832
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/2028	1,392,066
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/2045	521,150
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC(a)	6.300	10/01/2019	205,372
1,100,000	Riverside California Sewer Rev. Ser. 09(a)	7.000	08/01/2019	1,128,908
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/2030	208,636

				10,496,679

	Tax Increment Revenue - 0.5%
2,000,000	San Jose California Redevelopment Agency Successor Tax Allocation (Senior) Ref. Ser. 17A-T	3.076	08/01/2025	1,940,160
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B(a)	7.930	08/01/2020	1,077,870
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B(a)	8.180	08/01/2020	1,081,880

				4,099,910

	Transit Revenue - 4.8%
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/2040	3,013,850

Schedule of Investments

$335,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871%	11/15/2039	$398,657
1,800,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/2039	2,247,804
7,250,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/2039	9,156,895
3,745,000	Metropolitan Transportation Auth. New York Rev. Ser. 10C-1	6.687	11/15/2040	4,732,594
6,525,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/2040	8,419,403
7,455,000	New Jersey State Transportation Trust Fund Auth. Ser. 10B	6.561	12/15/2040	8,832,982
1,990,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/2028	2,171,349
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/2028	1,170,056

				40,143,590

	Water Revenue - 9.3%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/2030	1,565,445
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/2030	212,224
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/2040	3,735,420
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/2030	2,355,860
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/2033	1,483,087
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/2040	2,658,500
1,715,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.603	07/01/2050	2,358,262
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/2024	552,705
2,270,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	6.008	07/01/2039	2,723,069
1,125,000	Massachusetts State Water Pollution Abatement Trust Ser. 10	5.192	08/01/2040	1,224,360
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/2040	1,057,350
7,425,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 10EE	6.491	06/15/2042	7,749,027
2,925,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/2041	3,030,388
4,460,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/2042	5,374,969
6,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/2042	6,333,142
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/2041	1,045,070
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water) Ser. 10	5.707	06/15/2030	1,172,420
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/2029	635,540
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/2039	699,995
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/2039	633,750
2,245,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10	6.000	11/01/2040	2,682,640
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/2027	3,447,270
2,480,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	6.000	11/01/2040	2,981,109
4,600,000	San Francisco City & County Public Utilities Commission Ser. 10	6.950	11/01/2050	6,333,510
3,000,000	Santa Clara Valley California Water District Ref. Ser. 16B	4.354	06/01/2046	3,003,090
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/2040	2,111,940
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/2030	2,328,880
1,645,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.393	08/01/2040	2,002,788
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/2030	1,569,570
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/2030	1,139,270
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/2026	1,429,122
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/2039	1,314,688
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/2040	603,750

				77,548,210

	Total Municipal Bonds (Cost $793,033,074)			811,293,153

	Corporate Bonds - 0.9%
	Commercial Services - 0.2%
2,000,000	Trustees of Dartmouth College	3.474	06/01/2046	1,805,873

	Healthcare-Services - 0.7%
3,000,000	Baylor Scott & White Holdings	3.967	11/15/2046	2,798,977
2,000,000	Mayo Clinic, Series 2016	4.128	11/15/2052	1,956,515
1,290,000	Montefiore Medical Center	2.895	04/20/2032	1,164,540

				5,920,032

	Total Corporate Bonds (Cost $8,289,900)			7,725,905

Schedule of Investments

Number of Shares
	Money Market Fund - 0.2%
1,710,010	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $1,710,010)	$1,710,010

	Total Investments in Securities (Cost $803,032,984)(c) - 98.5%	820,729,068
	Other assets less liabilities - 1.5%	12,270,195

	Net Assets - 100.0%	$832,999,263

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

BAM - Build America Mutual

COP - Certificate of Participation

GTD - Grant To Date

PSF-GTD - Permanent School Fund Guaranteed

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

(c)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Treasury Collateral ETF (CLTL)

November 30, 2018

(Unaudited)

Principal Amount		Value
	Short- Term Investments - 99.8%
	U.S. Treasury Securities - 99.8%
	U.S. Treasury Bills - 57.4%(a)
$5,300,000	2.216%, 01/02/2019	$5,290,162
3,300,000	1.738%, 01/03/2019	3,293,652
72,000	1.897%, 01/03/2019	71,861
8,000	1.899%, 01/03/2019	7,985
16,000	1.955%, 01/03/2019	15,969
8,000	2.035%, 01/03/2019	7,985
7,000,000	2.091%, 01/03/2019	6,986,535
23,000	2.110%, 01/03/2019	22,956
46,000	2.140%, 01/03/2019	45,911
40,000	2.167%, 01/03/2019	39,923
23,000	2.195%, 01/03/2019	22,956
480,000	2.216%, 01/03/2019	479,077
360,000	2.218%, 01/03/2019	359,308
40,000	2.221%, 01/03/2019	39,923
7,500,000	2.225%, 01/03/2019	7,485,574
440,000	2.228%, 01/03/2019	439,154
400,000	2.238%, 01/03/2019	399,231
5,300,000	2.228%, 01/08/2019	5,288,108
7,000,000	2.102%, 01/10/2019	6,983,550
16,000	2.135%, 01/10/2019	15,962
32,000	2.155%, 01/10/2019	31,925
33,000	2.190%, 01/10/2019	32,922
297,000	2.222%, 01/10/2019	296,302
7,500,000	2.223%, 01/10/2019	7,482,376
33,000	2.225%, 01/10/2019	32,922
16,000	2.230%, 01/10/2019	15,962
363,000	2.233%, 01/10/2019	362,147
396,000	2.235%, 01/10/2019	395,069
330,000	2.255%, 01/10/2019	329,225
5,300,000	2.256%, 01/15/2019	5,285,709
7,500,000	2.106%, 01/17/2019	7,478,707
17,000	2.158%, 01/17/2019	16,952
34,000	2.168%, 01/17/2019	33,903
50,000	2.215%, 01/17/2019	49,858
7,000,000	2.233%, 01/17/2019	6,980,127
297,000	2.241%, 01/17/2019	296,157
33,000	2.243%, 01/17/2019	32,906
396,000	2.253%, 01/17/2019	394,876
363,000	2.257%, 01/17/2019	361,969
330,000	2.264%, 01/17/2019	329,063
5,300,000	2.283%, 01/22/2019	5,283,198
7,500,000	2.128%, 01/24/2019	7,475,381
17,000	2.168%, 01/24/2019	16,944
34,000	2.181%, 01/24/2019	33,888
33,000	2.243%, 01/24/2019	32,892
17,000	2.245%, 01/24/2019	16,944
7,000,000	2.246%, 01/24/2019	6,977,022
33,000	2.251%, 01/24/2019	32,892
330,000	2.264%, 01/24/2019	328,917
363,000	2.265%, 01/24/2019	361,808
396,000	2.275%, 01/24/2019	394,700
297,000	2.277%, 01/24/2019	296,025
3,400,000	1.838%, 01/31/2019	3,387,281
8,000	1.917%, 01/31/2019	7,970
72,000	1.946%, 01/31/2019	71,731
16,000	2.037%, 01/31/2019	15,940
8,000	2.051%, 01/31/2019	7,970

$7,400,000	2.140%, 01/31/2019	$7,372,318
25,000	2.178%, 01/31/2019	24,906
50,000	2.190%, 01/31/2019	49,813
25,000	2.248%, 01/31/2019	24,906
40,000	2.257%, 01/31/2019	39,850
440,000	2.275%, 01/31/2019	438,354
40,000	2.278%, 01/31/2019	39,850
360,000	2.279%, 01/31/2019	358,653
7,000,000	2.280%, 01/31/2019	6,973,815
400,000	2.283%, 01/31/2019	398,504
480,000	2.297%, 01/31/2019	478,204
7,300,000	2.180%, 02/07/2019	7,269,285
32,000	2.183%, 02/07/2019	31,865
16,000	2.260%, 02/07/2019	15,933
16,000	2.273%, 02/07/2019	15,933
7,176,000	2.290%, 02/07/2019	7,145,806
160,000	2.295%, 02/07/2019	159,327
144,000	2.300%, 02/07/2019	143,394
192,000	2.301%, 02/07/2019	191,192
16,000	2.307%, 02/07/2019	15,933
7,300,000	2.191%, 02/14/2019	7,265,732
32,000	2.209%, 02/14/2019	31,850
16,000	2.268%, 02/14/2019	15,925
16,000	2.301%, 02/14/2019	15,925
16,000	2.305%, 02/14/2019	15,925
160,000	2.308%, 02/14/2019	159,249
176,000	2.313%, 02/14/2019	175,174
7,400,000	2.317%, 02/14/2019	7,365,262
48,000	2.327%, 02/14/2019	47,775
144,000	2.328%, 02/14/2019	143,324
144,000	2.337%, 02/14/2019	143,324
7,300,000	2.195%, 02/21/2019	7,262,364
32,000	2.215%, 02/21/2019	31,835
16,000	2.280%, 02/21/2019	15,917
16,000	2.299%, 02/21/2019	15,917
16,000	2.318%, 02/21/2019	15,917
6,100,000	2.323%, 02/21/2019	6,068,551
144,000	2.325%, 02/21/2019	143,258
192,000	2.328%, 02/21/2019	191,011
160,000	2.331%, 02/21/2019	159,175
176,000	2.342%, 02/21/2019	175,093
63,000	1.966%, 02/28/2019	62,648
3,000,000	2.008%, 02/28/2019	2,983,234
14,000	2.105%, 02/28/2019	13,922
7,000	2.120%, 02/28/2019	6,961
7,400,000	2.211%, 02/28/2019	7,358,645
7,000	2.215%, 02/28/2019	6,961
48,000	2.232%, 02/28/2019	47,732
24,000	2.290%, 02/28/2019	23,866
24,000	2.301%, 02/28/2019	23,866
24,000	2.317%, 02/28/2019	23,866
216,000	2.321%, 02/28/2019	214,793
264,000	2.325%, 02/28/2019	262,525
288,000	2.327%, 02/28/2019	286,391
240,000	2.328%, 02/28/2019	238,659
6,500,000	2.283%, 03/07/2019	6,460,561
15,000	2.307%, 03/07/2019	14,909
15,000	2.316%, 03/07/2019	14,909
15,000	2.321%, 03/07/2019	14,909
135,000	2.326%, 03/07/2019	134,181
150,000	2.330%, 03/07/2019	149,090
165,000	2.333%, 03/07/2019	163,999
180,000	2.335%, 03/07/2019	178,908
6,500,000	2.287%, 03/14/2019	6,457,624
15,000	2.318%, 03/14/2019	14,902
150,000	2.325%, 03/14/2019	149,022
15,000	2.327%, 03/14/2019	14,902
165,000	2.332%, 03/14/2019	163,924
195,000	2.333%, 03/14/2019	193,729
135,000	2.335%, 03/14/2019	134,120
6,500,000	2.293%, 03/21/2019	6,454,443
15,000	2.322%, 03/21/2019	14,895

Schedule of Investments

$15,000	2.330%, 03/21/2019	$14,895
315,000	2.333%, 03/21/2019	312,793
135,000	2.337%, 03/21/2019	134,054
180,000	2.341%, 03/21/2019	178,739
15,000	2.345%, 03/21/2019	14,895
81,000	2.011%, 03/28/2019	80,389
4,000,000	2.040%, 03/28/2019	3,969,844
18,000	2.145%, 03/28/2019	17,864
9,000	2.167%, 03/28/2019	8,932
9,000	2.168%, 03/28/2019	8,932
18,000	2.202%, 03/28/2019	17,864
6,800,000	2.300%, 03/28/2019	6,748,736
25,000	2.326%, 03/28/2019	24,812
300,000	2.344%, 03/28/2019	297,739
275,000	2.345%, 03/28/2019	272,927
225,000	2.346%, 03/28/2019	223,304
25,000	2.347%, 03/28/2019	24,812
250,000	2.350%, 03/28/2019	248,115
25,000	2.355%, 03/28/2019	24,812
16,000	2.363%, 04/04/2019	15,871
144,000	2.375%, 04/04/2019	142,836
176,000	2.377%, 04/04/2019	174,577
176,000	2.380%, 04/04/2019	174,578
7,000,000	2.381%, 04/04/2019	6,943,422
48,000	2.382%, 04/04/2019	47,612
144,000	2.383%, 04/04/2019	142,836
16,000	2.379%, 04/11/2019	15,861
160,000	2.388%, 04/11/2019	158,614
7,000,000	2.389%, 04/11/2019	6,939,361
176,000	2.397%, 04/11/2019	174,475
192,000	2.398%, 04/11/2019	190,337
144,000	2.400%, 04/11/2019	142,753
16,000	2.403%, 04/11/2019	15,861
15,000	2.386%, 04/18/2019	14,862
6,500,000	2.393%, 04/18/2019	6,440,330
150,000	2.395%, 04/18/2019	148,623
180,000	2.399%, 04/18/2019	178,348
165,000	2.402%, 04/18/2019	163,485
135,000	2.409%, 04/18/2019	133,761
15,000	2.412%, 04/18/2019	14,862
4,500,000	2.168%, 04/25/2019	4,456,474
10,000	2.193%, 04/25/2019	9,903
10,000	2.250%, 04/25/2019	9,903
20,000	2.275%, 04/25/2019	19,807
24,000	2.386%, 04/25/2019	23,768
10,000	2.388%, 04/25/2019	9,903
264,000	2.396%, 04/25/2019	261,446
240,000	2.399%, 04/25/2019	237,679
288,000	2.401%, 04/25/2019	285,215
6,216,000	2.403%, 04/25/2019	6,155,877
24,000	2.415%, 04/25/2019	23,768
150,000	2.407%, 05/02/2019	148,475
15,000	2.408%, 05/02/2019	14,847
165,000	2.410%, 05/02/2019	163,322
180,000	2.422%, 05/02/2019	178,169
135,000	2.425%, 05/02/2019	133,627
6,500,000	2.428%, 05/02/2019	6,433,917
15,000	2.431%, 05/02/2019	14,847
6,900,000	2.448%, 05/09/2019	6,826,426
6,900,000	2.448%, 05/16/2019	6,823,028
4,000,000	2.155%, 05/23/2019	3,953,260
9,000	2.215%, 05/23/2019	8,895
9,000	2.277%, 05/23/2019	8,895
18,000	2.300%, 05/23/2019	17,790
9,000	2.430%, 05/23/2019	8,895
90,000	2.443%, 05/23/2019	88,948
9,000	2.448%, 05/23/2019	8,895
6,500,000	2.458%, 05/23/2019	6,424,047
108,000	2.460%, 05/23/2019	106,738
108,000	2.463%, 05/23/2019	106,738
81,000	2.470%, 05/23/2019	80,053
6,400,000	2.463%, 05/30/2019	6,322,234

$4,500,000	2.244%, 06/20/2019	$4,438,870
10,000	2.307%, 06/20/2019	9,864
20,000	2.323%, 06/20/2019	19,728
100,000	2.428%, 06/20/2019	98,642
10,000	2.441%, 06/20/2019	9,864
10,000	2.442%, 06/20/2019	9,864
110,000	2.445%, 06/20/2019	108,506
120,000	2.450%, 06/20/2019	118,369
90,000	2.454%, 06/20/2019	88,777
10,000	2.464%, 06/20/2019	9,864
10,000	2.330%, 07/18/2019	9,842
4,400,000	2.345%, 07/18/2019	4,330,292
20,000	2.360%, 07/18/2019	19,683
110,000	2.490%, 07/18/2019	108,258
10,000	2.494%, 07/18/2019	9,842
110,000	2.497%, 07/18/2019	108,257
100,000	2.500%, 07/18/2019	98,416
90,000	2.502%, 07/18/2019	88,574
30,000	2.503%, 07/18/2019	29,525
4,000,000	2.372%, 08/15/2019	3,927,962
18,000	2.410%, 08/15/2019	17,676
90,000	2.512%, 08/15/2019	88,379
9,000	2.532%, 08/15/2019	8,838
108,000	2.534%, 08/15/2019	106,055
27,000	2.537%, 08/15/2019	26,514
81,000	2.538%, 08/15/2019	79,541
81,000	2.544%, 08/15/2019	79,541
9,000	2.550%, 08/15/2019	8,838
4,300,000	2.484%, 09/12/2019	4,213,803
100,000	2.517%, 09/12/2019	97,995
10,000	2.525%, 09/12/2019	9,800
10,000	2.532%, 09/12/2019	9,800
10,000	2.533%, 09/12/2019	9,800
110,000	2.535%, 09/12/2019	107,795
120,000	2.540%, 09/12/2019	117,595
90,000	2.545%, 09/12/2019	88,196
100,000	2.548%, 10/10/2019	97,786
4,300,000	2.570%, 10/10/2019	4,204,810
110,000	2.576%, 10/10/2019	107,565
10,000	2.578%, 10/10/2019	9,779
120,000	2.585%, 10/10/2019	117,344
90,000	2.598%, 10/10/2019	88,008
10,000	2.610%, 10/10/2019	9,779
4,600,000	2.598%, 11/07/2019	4,487,377

	(Cost $297,429,110)	297,404,927

	U.S. Treasury Notes - 42.0%
4,549,000	1.125%, 01/15/2019	4,542,984
4,863,200	1.125%, 01/31/2019	4,853,926
5,052,000	1.250%, 01/31/2019	5,043,367
5,782,200	1.500%, 01/31/2019	5,774,610
3,420,000	0.750%, 02/15/2019	3,408,944
4,516,000	2.750%, 02/15/2019	4,519,350
4,864,000	1.125%, 02/28/2019	4,849,216
3,420,000	1.375%, 02/28/2019	3,411,635
6,084,000	1.500%, 02/28/2019	6,070,926
4,540,000	1.000%, 03/15/2019	4,522,018
4,540,000	1.250%, 03/31/2019	4,521,556
2,300,000	1.500%, 03/31/2019	2,292,453
6,280,000	1.625%, 03/31/2019	6,261,602
4,441,000	0.875%, 04/15/2019	4,414,978
6,686,000	1.250%, 04/30/2019	6,652,309
5,788,000	1.625%, 04/30/2019	5,766,973
3,343,000	0.875%, 05/15/2019	3,318,254
5,785,000	3.125%, 05/15/2019	5,799,462
1,098,000	1.125%, 05/31/2019	1,090,473
4,441,000	1.250%, 05/31/2019	4,413,070
5,539,000	1.500%, 05/31/2019	5,510,548
4,432,000	0.875%, 06/15/2019	4,392,095
2,240,000	1.000%, 06/30/2019	2,219,744
4,980,000	1.250%, 06/30/2019	4,942,164

Schedule of Investments

$6,424,000	1.625%, 06/30/2019	$6,388,492
4,432,000	0.750%, 07/15/2019	4,381,707
2,788,000	0.875%, 07/31/2019	2,756,145
4,880,000	1.375%, 07/31/2019	4,840,064
6,324,000	1.625%, 07/31/2019	6,282,252
4,323,000	0.750%, 08/15/2019	4,266,176
4,970,000	3.625%, 08/15/2019	5,002,519
2,635,000	1.000%, 08/31/2019	2,602,577
4,423,000	1.250%, 08/31/2019	4,376,438
6,311,000	1.625%, 08/31/2019	6,262,435
4,405,000	0.875%, 09/15/2019	4,343,401
3,515,000	1.000%, 09/30/2019	3,466,806
4,750,000	1.375%, 09/30/2019	4,698,975
6,040,000	1.750%, 09/30/2019	5,993,284
4,396,000	1.000%, 10/15/2019	4,332,292
2,764,000	1.250%, 10/31/2019	2,728,046
10,968,000	1.500%, 10/31/2019	10,848,037
4,200,000	1.000%, 11/15/2019	4,131,996
6,500,000	3.375%, 11/15/2019	6,536,689
4,000,000	1.000%, 11/30/2019	3,931,641
6,300,000	1.500%, 11/30/2019	6,223,219
4,600,000	1.750%, 11/30/2019	4,554,988

	(Cost $217,653,119)	217,540,836

	U.S. Treasury Bonds - 0.4%
1,120,000	8.875%, 02/15/2019	1,134,463
1,024,000	8.125%, 08/15/2019	1,062,400

	(Cost $2,200,669)	2,196,863

	Total Investments in Securities (Cost $517,282,898) - 99.8%	517,142,626
	Other assets less liabilities - 0.2%	826,768

	Net Assets - 100.0%	$517,969,394

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Variable Rate Preferred ETF (VRP)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 72.5%
	Auto Manufacturers - 0.8%
$10,840,000	General Motors Financial Co., Inc., Series A	5.750%	12/29/2049	$9,105,600
5,215,000	General Motors Financial Co., Inc., Series B	6.500	03/30/2167	4,576,162

				13,681,762

	Banks - 46.5%
19,630,000	Bank of America Corp., Series AA	6.100	12/29/2049	19,948,987
10,295,000	Bank of America Corp., Series DD	6.300	12/29/2049	10,784,012
24,130,000	Bank of America Corp., Series FF	5.875	09/15/2166	23,044,150
9,545,000	Bank of America Corp., Series U(a)	5.200	12/01/2165	9,366,986
15,520,000	Bank of America Corp., Series V	5.125	12/29/2049	15,527,760
20,490,000	Bank of America Corp., Series X	6.250	09/29/2049	21,053,475
14,435,000	Bank of America Corp., Series Z	6.500	12/31/2049	15,063,500
5,120,000	Bank of New York Mellon Corp. (The), Series D	4.500	12/20/2165	4,768,000
10,340,000	Bank of New York Mellon Corp. (The), Series E	4.950	12/20/2165	10,434,611
10,485,000	Bank of New York Mellon Corp. (The), Series F	4.625	12/29/2049	9,848,036
3,325,000	CIT Group, Inc., Series A	5.800	12/15/2165	3,212,781
15,155,000	Citigroup, Inc.	5.950	07/30/2166	15,003,450
12,740,000	Citigroup, Inc., Series D	5.350	04/29/2049	12,121,473
18,375,000	Citigroup, Inc., Series M	6.300	11/15/2165	17,938,594
15,560,000	Citigroup, Inc., Series N	5.800	11/29/2049	15,793,400
15,365,000	Citigroup, Inc., Series O	5.875	12/29/2049	15,562,440
20,950,000	Citigroup, Inc., Series P	5.950	12/29/2049	20,185,723
12,740,000	Citigroup, Inc., Series Q	5.950	12/29/2049	12,931,100
15,810,000	Citigroup, Inc., Series R	6.125	12/29/2049	16,106,437
15,405,000	Citigroup, Inc., Series T	6.250	12/29/2049	15,559,050
2,975,000	Citizens Financial Group, Inc., Series B	6.000	01/06/2167	2,930,375
3,250,000	Citizens Financial Group, Inc., Series C	6.375	01/06/2067	3,205,312
6,400,000	Fifth Third Bancorp	5.100	12/31/2165	5,998,080
6,182,000	Goldman Sachs Capital II	4.000	12/03/2165	4,493,424
10,145,000	Goldman Sachs Group, Inc. (The), Series L	5.700	12/29/2049	10,170,362
15,780,000	Goldman Sachs Group, Inc. (The), Series M	5.375	11/10/2166	15,858,900
5,305,000	Goldman Sachs Group, Inc. (The), Series O	5.300	12/29/2049	5,024,366
11,685,000	Goldman Sachs Group, Inc. (The), Series P	5.000	05/10/2166	10,341,225
5,465,000	Huntington Bancshares, Inc., Series E	5.700	07/15/2166	5,314,713
12,950,000	JPMorgan Chase & Co., Series CC	4.625	05/01/2166	11,566,034
44,992,000	JPMorgan Chase & Co., Series I (3 mo. USD LIBOR + 3.47%)(b)	5.990	10/30/2166	45,170,731
15,445,000	JPMorgan Chase & Co., Series Q	5.150	12/29/2049	15,077,409
15,590,000	JPMorgan Chase & Co., Series R	6.000	12/29/2049	15,816,055
20,280,000	JPMorgan Chase & Co., Series S	6.750	01/29/2049	21,648,900
3,340,000	JPMorgan Chase & Co., Series U (3 mo. USD LIBOR + 0.95%)(b)	3.509	02/02/2037	2,929,467
10,340,000	JPMorgan Chase & Co., Series U	6.125	12/29/2049	10,520,950
25,740,000	JPMorgan Chase & Co., Series V	5.000	12/31/2049	25,781,802
6,231,000	JPMorgan Chase & Co., Series W (3 mo. USD LIBOR + 1.00%)(b)	3.616	05/15/2047	5,256,743
16,860,000	JPMorgan Chase & Co., Series X	6.100	10/29/2049	17,197,200
20,690,000	JPMorgan Chase & Co., Series Z	5.300	12/29/2049	21,103,800
5,615,000	KeyCorp, Series D	5.000	12/15/2165	5,271,081
3,690,000	M&T Bank Corp., Series E	6.450	08/15/2166	3,839,906
5,270,000	M&T Bank Corp., Series F	5.125	05/01/2166	5,132,643
5,180,000	Mellon Capital IV, Series 1	4.000	06/29/2049	4,014,500
12,470,000	Morgan Stanley, Series H	5.450	07/29/2049	12,538,585
14,540,000	Morgan Stanley, Series J	5.550	07/15/2066	14,739,925
5,295,000	Northern Trust Corp., Series D	4.600	04/01/2166	5,060,696
10,565,000	PNC Financial Services Group, Inc. (The), Series O	6.750	12/31/2049	11,066,838
5,245,000	PNC Financial Services Group, Inc. (The), Series R	4.850	12/31/2049	5,035,200
5,625,000	PNC Financial Services Group, Inc. (The), Series S	5.000	05/01/2166	5,400,000
8,486,000	State Street Corp. (3 mo. USD LIBOR + 1.00%)(b)	3.334	06/01/2077	7,491,814
7,850,000	State Street Corp., Series F	5.250	12/29/2049	7,889,250
5,190,000	State Street Corp., Series H	5.625	12/15/2166	5,112,150
8,165,000	SunTrust Banks, Inc., Series G	5.050	12/30/2165	7,715,925
5,230,000	SunTrust Banks, Inc., Series H	5.125	06/15/2166	4,687,388
7,740,000	U.S. Bancorp, Series I	5.125	01/15/2166	7,846,425
10,740,000	U.S. Bancorp, Series J	5.300	12/29/2049	10,431,225
7,180,000	USB Capital IX	3.500	10/29/2049	5,770,925
25,663,000	Wachovia Capital Trust III (3 mo. USD LIBOR + 0.93%)(b)	5.570	03/29/2049	24,636,480

Schedule of Investments

$34,575,000	Wells Fargo & Co., Series K (3 mo. USD LIBOR + 3.77%)(b)	6.104%	03/29/2049	$34,834,313
20,455,000	Wells Fargo & Co., Series S	5.900	12/29/2049	20,557,275
20,295,000	Wells Fargo & Co., Series U	5.875	12/29/2049	20,777,006

				769,509,363

	Diversified Financial Services - 3.3%
8,005,000	American Express Co., Series B	5.200	05/29/2049	8,025,012
9,135,000	American Express Co., Series C	4.900	12/29/2049	9,032,039
4,185,000	Charles Schwab Corp. (The)	7.000	08/01/2166	4,493,644
6,375,000	Charles Schwab Corp. (The), Series E	4.625	03/01/2166	6,279,375
5,340,000	Charles Schwab Corp. (The), Series F	5.000	06/01/2166	4,832,700
5,855,000	Discover Financial Services, Series C	5.500	04/30/2166	5,342,219
4,435,000	E*Trade Financial Corp., Series A	5.875	03/15/2166	4,279,775
3,150,000	E*Trade Financial Corp., Series B	5.300	09/15/2166	2,972,813
4,688,000	National Rural Utilities Cooperative Finance Corp.	4.750	04/30/2043	4,655,264
4,470,000	National Rural Utilities Cooperative Finance Corp.	5.250	04/20/2046	4,576,469

				54,489,310

	Electric - 2.2%
8,370,000	CenterPoint Energy, Inc., Series A	6.125	03/01/2167	8,349,075
7,250,000	Dominion Energy, Inc.	5.750	10/01/2054	7,270,289
3,497,000	NextEra Energy Capital Holdings, Inc. (3 mo. USD LIBOR + 2.07%)(b)	4.464	10/01/2066	3,055,504
5,870,000	NextEra Energy Capital Holdings, Inc.	4.800	12/01/2077	5,106,900
3,440,000	Southern California Edison Co., Series E	6.250	08/01/2166	3,354,000
5,771,000	Southern Co. (The), Series B	5.500	03/15/2057	5,691,649
5,366,000	WEC Energy Group, Inc. (3 mo. USD LIBOR + 2.11%)(b)	4.729	05/15/2067	4,621,467

				37,448,884

	Hand/Machine Tools - 0.3%
4,048,000	Stanley Black & Decker, Inc.	5.750	12/15/2053	4,036,016

	Insurance - 8.5%
9,160,000	Aegon NV (Netherlands)	5.500	04/11/2048	8,553,150
8,354,000	Allstate Corp. (The), Series B	5.750	08/15/2053	8,280,902
8,630,000	American International Group, Inc., Series A-9	5.750	04/01/2048	7,926,103
4,035,000	Assurant, Inc.	7.000	03/27/2048	3,900,628
3,024,000	Everest Reinsurance Holdings, Inc. (3 mo. USD LIBOR + 2.39%)(b)	5.001	05/01/2067	2,835,000
8,395,000	Lincoln National Corp. (3 mo. USD LIBOR + 2.36%)(b)	4.998	05/17/2066	6,999,331
5,285,000	Lincoln National Corp. (3 mo. USD LIBOR + 2.04%)(b)	4.509	04/20/2067	4,333,700
15,810,000	MetLife, Inc., Series C	5.250	12/29/2049	15,790,237
5,315,000	MetLife, Inc., Series D	5.875	09/15/2166	5,215,344
4,193,000	Principal Financial Group, Inc.	4.700	05/15/2055	4,130,105
5,090,000	Progressive Corp. (The), Series B	5.375	09/15/2166	5,061,491
10,576,000	Prudential Financial, Inc.	5.875	09/15/2042	10,934,199
15,778,000	Prudential Financial, Inc.	5.625	06/15/2043	15,876,613
6,135,000	Prudential Financial, Inc.	5.200	03/15/2044	5,897,269
11,401,000	Prudential Financial, Inc.	5.375	05/15/2045	10,836,628
7,900,000	Prudential Financial, Inc.	4.500	09/15/2047	6,971,509
11,390,000	Prudential Financial, Inc.	5.700	09/15/2048	10,802,623
3,280,000	Reinsurance Group of America, Inc. (3 mo. USD LIBOR + 2.67%)(b)	4.999	12/15/2065	3,222,600
3,345,000	Voya Financial, Inc., Series A	6.125	03/15/2067	3,282,281

				140,849,713

	Media - 0.8%
6,945,000	Viacom, Inc.	6.250	02/28/2057	6,675,882
6,755,000	Viacom, Inc.	5.875	02/28/2057	6,510,131

				13,186,013

	Miscellaneous Manufacturing - 2.8%
59,330,000	General Electric Co., Series D	5.000	06/15/2165	47,056,106

	Pipelines - 7.3%
6,305,000	Andeavor Logistics LP, Series A	6.875	02/15/2166	5,879,412
4,110,000	Buckeye Partners LP	6.375	01/22/2078	3,568,290
10,690,000	Enbridge, Inc. (Canada)	5.500	07/15/2077	9,166,675
9,065,000	Enbridge, Inc. (Canada)	6.250	03/01/2078	8,135,837
7,680,000	Enbridge, Inc., Series 16-A (Canada)	6.000	01/15/2077	6,835,200
10,145,000	Energy Transfer Operating LP, Series A	6.250	02/15/2167	8,978,325
5,970,000	Energy Transfer Operating LP, Series B	6.625	02/15/2166	5,311,121
7,301,000	Enterprise Products Operating LLC	5.375	02/15/2078	6,249,276
7,435,000	Enterprise Products Operating LLC, Series D	4.875	08/16/2077	6,804,427
10,590,000	Enterprise Products Operating LLC, Series E	5.250	08/16/2077	9,318,072
8,675,000	Plains All American Pipeline LP, Series B	6.125	11/15/2166	7,829,188
10,640,000	TransCanada PipeLines Ltd. (Canada) (3 mo. USD LIBOR + 2.21%)(b)	4.826	05/15/2067	9,110,500
8,175,000	TransCanada Trust (Canada)	5.625	05/20/2075	7,510,781
16,305,000	TransCanada Trust (Canada)	5.300	03/15/2077	14,387,467
12,897,000	TransCanada Trust, Series 16-A (Canada)	5.875	08/15/2076	12,252,150

				121,336,721

	Total Corporate Bonds (Cost $1,291,845,713)			1,201,593,888

Schedule of Investments

Number of Shares
	Preferred Stocks & Other Equity Interests - 26.4%(c)
	Banks - 10.2%
151,646	Banco Santander SA, 4.00%, Series 6 (Spain)	$2,966,196
124,485	Bank of America Corp., 3.36%, Series H (3 mo. USD LIBOR + 0.65%)(b)	2,458,579
86,772	Bank of America Corp., 4.00%, Series 4	1,770,149
176,790	Bank of America Corp., 4.00%, Series 5	3,470,388
132,657	Bank of America Corp., 4.00%, Series E	2,645,181
437,386	Bank of America Corp., 6.45%, Series K	11,131,474
938,340	Citigroup Capital XIII, 8.89% (3 mo. USD LIBOR + 6.37%)(b)	24,725,259
626,212	Citigroup, Inc., 6.88%, Series K	16,312,823
396,890	Citigroup, Inc., 7.13%, Series J	10,616,807
194,417	Fifth Third Bancorp, 6.63%, Series I	5,128,720
47,769	FNB Corp., 7.25%	1,272,088
215,642	KeyCorp, 6.13%, Series E	5,419,083
108,036	People’s United Financial, Inc., 5.63%, Series A	2,588,542
647,194	PNC Financial Services Group, Inc. (The), 6.13%, Series P	16,852,932
215,683	Regions Financial Corp., 6.38%, Series B	5,456,780
74,949	SunTrust Banks, Inc., 4.00%	1,506,475
86,318	Synovus Financial Corp., 6.30%, Series D	2,153,634
434,051	U.S. Bancorp, 3.50%, Series B	8,450,973
475,998	U.S. Bancorp, 6.50%, Series F	12,542,547
43,044	Valley National Bancorp, 5.50%, Series B	1,028,752
49,420	Valley National Bancorp, 6.25%, Series A	1,232,041
719,437	Wells Fargo & Co., 5.85%, Series Q	17,856,426
351,078	Wells Fargo & Co., 6.63%, Series R	9,166,647
53,908	Wintrust Financial Corp., 6.50%, Series D	1,381,392
59,679	Zions Bancorp NA, 6.30%, Series G	1,508,088

		169,641,976

	Capital Markets - 5.3%
234,517	Goldman Sachs Group, Inc. (The), 3.75%, Series A	4,502,726
62,488	Goldman Sachs Group, Inc. (The), 4.00%, Series C	1,234,138
431,765	Goldman Sachs Group, Inc. (The), 4.00%, Series D	8,376,241
319,550	Goldman Sachs Group, Inc. (The), 5.50%, Series J	7,707,546
224,554	Goldman Sachs Group, Inc. (The), 6.38%, Series K	5,681,216
438,645	Morgan Stanley, 4.00%, Series A	8,755,354
398,993	Morgan Stanley, 5.85%, Series K	9,843,157
397,891	Morgan Stanley, 6.38%, Series I	10,150,200
338,864	Morgan Stanley, 6.88%, Series F	8,864,682
344,005	Morgan Stanley, 7.13%, Series E	9,253,735
215,320	State Street Corp., 5.35%, Series G	5,232,276
323,811	State Street Corp., 5.90%, Series D	8,240,990

		87,842,261

	Commercial Services & Supplies - 0.3%
173,762	NuStar Logistics LP, 9.17% (3 mo. USD LIBOR + 6.73%)(b)	4,347,525

	Consumer Finance - 1.8%
1,153,770	GMAC Capital Trust I, 8.40%, Series 2 (3 mo. USD LIBOR + 5.79%)(b)	29,421,135

	Diversified Financial Services - 0.1%
43,170	Compass Diversified Holdings, 7.88%, Series B	860,810

	Electric Utilities - 0.5%
119,003	SCE Trust III, 5.75%, Series H	2,619,256
137,122	SCE Trust IV, 5.38%, Series J	2,841,168
127,111	SCE Trust V, 5.45%, Series K	2,793,900

		8,254,324

	Food Products - 0.6%
212,795	CHS, Inc., 6.75%, Series 3	5,219,861
178,995	CHS, Inc., 7.10%, Series 2	4,476,665

		9,696,526

	Insurance - 2.2%
107,992	Aegon NV, 4.00%, Series 1 (Netherlands)	2,240,834
217,624	Allstate Corp. (The), 5.10%	5,347,022
118,833	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	2,873,382
169,974	Enstar Group Ltd., 7.00%, Series D (Bermuda)	4,223,854

Schedule of Investments

258,919	Hartford Financial Services Group, Inc. (The), 7.88%	$7,107,327
259,638	MetLife, Inc., 4.00%, Series A	5,704,247
172,166	Reinsurance Group of America, Inc., 5.75%	4,164,695
173,189	Reinsurance Group of America, Inc., 6.20%	4,386,877

		36,048,238

	Marine - 0.1%
61,240	Seaspan Corp., 8.00%, Series I (Hong Kong)	1,469,760

	Mortgage REITs - 2.1%
140,431	AGNC Investment Corp., 7.00%, Series C	3,600,651
183,437	Annaly Capital Management, Inc., 6.50%, Series G	4,365,801
310,893	Annaly Capital Management, Inc., 6.95%, Series F	7,744,345
108,014	Chimera Investment Corp., 7.75%, Series C	2,678,747
140,683	Chimera Investment Corp., 8.00%, Series B	3,580,382
51,931	Exantas Capital Corp., 8.63%	1,302,949
58,280	New York Mortgage Trust, Inc., 8.00%, Series D	1,321,208
84,165	PennyMac Mortgage Investment Trust, 8.00%, Series B	2,061,201
49,583	PennyMac Mortgage Investment Trust, 8.13%, Series A	1,231,146
127,229	Two Harbors Investment Corp., 7.25%, Series C	3,072,580
123,623	Two Harbors Investment Corp., 7.63%, Series B	3,069,559
62,547	Two Harbors Investment Corp., 8.13%, Series A	1,616,214

		35,644,783

	Multi-Utilities - 0.7%
79,662	Algonquin Power & Utilities Corp., 6.88% (Canada)	2,027,398
172,345	Integrys Holding, Inc., 6.00%	4,316,380
43,212	Just Energy Group, Inc., 8.50%, Series A (Canada)	853,437
170,000	NiSource, Inc., 6.50%, Series B	4,224,500

		11,421,715

	Oil, Gas & Consumable Fuels - 2.2%
47,680	Dcp Midstream LP, 7.95%, Series C	1,092,826
70,044	DCP Midstream LP, 7.88%, Series B	1,582,994
257,990	Enbridge, Inc., 6.38%, Series B (Canada)	6,000,847
194,679	Energy Transfer Operating LP, 7.38%, Series C	4,380,278
192,546	Energy Transfer Operating LP, 7.63%, Series D	4,434,334
49,691	GasLog Partners LP, 8.20%, Series B (Monaco)	1,197,553
44,884	GasLog Partners LP, 8.50%, Series C (Marshall Islands)	1,070,035
61,791	GasLog Partners LP, 8.63%, Series A (Monaco)	1,565,784
90,679	NGL Energy Partners LP, 9.00%, Series B	2,081,083
165,709	NuStar Energy LP, 7.63%, Series B	3,214,755
97,933	NuStar Energy LP, 8.50%, Series A	2,108,497
74,539	NuStar Energy LP, 9.00%, Series C	1,641,349
54,046	Targa Resources Partners LP, 9.00%, Series A	1,411,141
73,389	Teekay LNG Partners LP, 8.50%, Series B (Bermuda)	1,739,319
51,820	Teekay Offshore Partners LP, 8.88%, Series E	1,088,220
49,685	Tsakos Energy Navigation Ltd., 9.25%, Series E (Greece)	1,135,302
64,672	Tsakos Energy Navigation Ltd., 9.50%, Series F (Greece)	1,513,972

		37,258,289

	Thrifts & Mortgage Finance - 0.3%
221,300	New York Community Bancorp, Inc., 6.38%, Series A	5,384,229

	Total Preferred Stocks & Other Equity Interests (Cost $484,079,922)	437,291,571

	Money Market Fund - 0.4%
7,129,166	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(d) (Cost $7,129,166)	7,129,166

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,783,054,801) - 99.3%	1,646,014,625

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.3%
4,278,900	Invesco Government & Agency Portfolio - Institutional Class, 2.11%(d)(e) (Cost $4,278,900)	4,278,900

	Total Investments in Securities (Cost $1,787,333,701) - 99.6%	1,650,293,525
	Other assets less liabilities - 0.4%	6,695,622

	Net Assets - 100.0%	$1,656,989,147

Schedule of Investments

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

USD - U.S. Dollar

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at November 30, 2018.
(b)	Variable rate coupon. Stated interest rate was in effect at November 30, 2018.
(c)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco VRDO Tax-Free Weekly ETF (PVI)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 95.3%(a)
	Ad Valorem Property Tax - 3.6%
$2,300,000	Washington Maryland Suburban Sanitary District Ser. 15A	1.650%	06/01/2023	$2,300,000

	College & University Revenue - 6.9%
2,500,000	Michigan State University (General Remarketed 2/25/15) Rev. Ser. 00A	1.660	08/15/2030	2,500,000
1,900,000	Washington State Higher Education Facilities Auth. (Whitman College Project) Ref. Ser. 04	1.680	10/01/2029	1,900,000

				4,400,000

	Electric Power Revenue - 6.3%
2,200,000	Santa Clara California Electric Rev. Sub.-Ser. 08B (LOC-MUFG Bank, Ltd.)(b)	1.390	07/01/2027	2,200,000
1,780,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1 (LOC-Bank of America N.A.)(b)	1.720	06/01/2026	1,780,000

				3,980,000

	Health, Hospital, Nursing Home Revenue - 28.3%
180,000	Arizona State Health Facilities Auth. (Banner Health) Ser. 08F (LOC-JPMorgan Chase Bank N.A.)(b)	1.710	01/01/2029	180,000
2,500,000	Arizona State Health Facilities Auth. (Dignity Health) Ser. 05B (LOC-JPMorgan Chase Bank N.A.)(b)	1.680	07/01/2035	2,500,000
2,500,000	California State Statewide Community Development Auth. (Kaiser Permanente) Ser. 04M	1.580	04/01/2038	2,500,000
2,200,000	Cleveland-Cuyahoga County Ohio Port Auth. (Carnegie/89th Garage Project) Ser. 07 (LOC-JPMorgan Chase Bank N.A.)(b)	1.640	01/01/2037	2,200,000
2,500,000	Connecticut State Health & Educational Facilities Auth. (Yale New Heaven Hospital) Rev. Ser. 13O (LOC-Wells Fargo Bank N.A.)(b)	1.640	07/01/2053	2,500,000
300,000	Louisiana State Public Facilities Auth. (Christus Health) Rev. Ref. Ser. 09B2 (LOC-Bank of New York Mellon (The))(b)	1.720	07/01/2047	300,000
2,700,000	Maryland State Health & Higher Educational Facilities Auth. (University of Maryland Medical Systems) Rev. Ser. 07A (LOC-Wells Fargo Bank N.A.)(b)	1.650	07/01/2034	2,700,000
2,500,000	Massachusetts State Health & Educational Facilities Auth. (Partners Healthcare P-1-Remarketed 05/14/09) Rev. Ser. 97	1.620	07/01/2027	2,500,000
2,500,000	Missouri State Health & Educational Facilities Auth. (BJC Health System) Ser. 08C	1.650	05/15/2038	2,500,000
135,000	University of North Carolina at Chapel Hill Rev. Ref. Ser. 03B	1.650	02/01/2029	135,000

				18,015,000

	Highway Tolls Revenue - 3.7%
2,325,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07 (LOC-Sumitomo Mitsui Banking)(b)	1.240	04/01/2047	2,325,000

	Hotel Occupancy Tax - 0.5%
300,000	Kansas City Missouri Special Obligation (H. Roe Bartle) Ref. Ser. 08F (LOC-Sumitomo Mitsui Banking)(b)	1.700	04/15/2025	300,000

	Lease Revenue - 2.4%
1,500,000	Michigan State Building Auth. Variable (Facilities Program Remarketed 12/18/14) Rev. Ref. Ser. 07I (LOC-Citibank N.A.)(b)	1.680	10/15/2042	1,500,000

	Local or GTD Housing - 7.1%
2,500,000	Indianapolis Indiana Multifamily Housing (Capital Place-Convington) Rev. Ser. 08 (LOC-Fannie Mae)(b)	1.670	05/15/2038	2,500,000
600,000	Nebraska State Investment Finance Auth. Single Family Housing Rev. Ser. 10B GNMA	1.660	09/01/2038	600,000
1,450,000	New York State Housing Finance Agency (222 E 44th Street Housing) Rev. Ser. 15A (LOC-Bank of China Ltd.)(b)	1.740	05/01/2050	1,450,000

				4,550,000

	Miscellaneous Revenue - 5.0%
1,495,000	Clarksville Tennessee Public Building Auth. (Pooled Financing Tennessee Municipal Bond Fund) Rev. Ser. 99 (LOC-Bank of America N.A.)(b)	1.740	06/01/2029	1,495,000
100,000	New York State Housing Finance Agency Service Contract (Remarketed 10/08/08) Rev. Ref. Ser. 03L (LOC-Bank of America N.A.)(b)	1.690	09/15/2021	100,000

Schedule of Investments

$1,600,000	New York State Urban Development Corp. (CVS Contract) Rev. Ref. Ser. 08A-1 (LOC-Wells Fargo Bank N.A.)(b)	1.650%	01/01/2030	$1,600,000

				3,195,000

	Multiple Utility Revenue - 3.6%
2,300,000	Colorado Springs Colorado Utilities Improvement (Sub.-Lien) Rev. Ser. 06B	1.710	11/01/2036	2,300,000

	Port, Airport & Marina Revenue - 7.1%
2,500,000	Clark County Nevada Appropriation (Sub.-Lien) Rev. Ser. 08D-3 (LOC-Bank of America N.A.)(b)	1.690	07/01/2029	2,500,000
2,000,000	Louisiana State Offshore Terminal Auth. Deepwater Port (Loop LLC Project) Rev. Ref. Ser. 13B (LOC-JPMorgan Chase Bank N.A.)(b)	1.680	09/01/2033	2,000,000

				4,500,000

	Sales Tax Revenue - 7.3%
2,630,000	Florida State Department of Environmental Protection Preservation (Everglades Restoration) Rev. Ser. 07A AGC	1.700	07/01/2027	2,630,000
2,000,000	Nassau County Interim Finance Auth. (Sales Tax Secured) Ser. 08B	1.690	11/15/2021	2,000,000

				4,630,000

	Water Revenue - 13.5%
100,000	Charlotte North Carolina Water & Sewer System Rev. Ser. 06B	1.650	07/01/2036	100,000
2,500,000	Florida Keys Aqueduct Auth. Water Rev. Ref. Ser. 08 (LOC-TD Bank N.A.)(b)	1.680	09/01/2035	2,500,000
2,500,000	JEA Florida Water & Sewer System Rev. Ser. 08B	1.800	10/01/2041	2,500,000
2,000,000	Los Angeles California Department of Water & Power Waterworks (Remarketed 07/25/16) Rev. Sub.-Ser. 01B-4	1.280	07/01/2035	2,000,000
1,500,000	West Palm Beach Florida Utility System Rev. Ser. 08C AGC	1.720	10/01/2038	1,500,000

				8,600,000

	Total Investments in Securities (Cost $60,595,000)(c) - 95.3%			60,595,000
	Other assets less liabilities - 4.7%			2,995,032

	Net Assets - 100.0%			$63,590,032

Investment Abbreviations:

AGC - Assured Guaranty Corp.

Auth. - Authority

GNMA - Government National Mortgage Association

GTD - Grant To Date

LOC - Letter of Credit

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of November 30, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
JPMorgan Chase Bank N.A.	11.4%
Wells Fargo Bank N.A.	11.2
Bank of America N.A.	9.7
Assured Guaranty Corp.	6.8

Schedule of Investments

Invesco Senior Loan ETF (BKLN)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests - 90.2%(a)(b)
	Advertising - 0.5%
$42,308,113	Acosta, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.595%	09/26/2021	$29,557,929

	Aerospace/Defense - 1.8%
	TransDigm, Inc.
49,385,475	Term Loan E (1 mo. USD LIBOR + 2.50%)	4.845	05/30/2025	48,243,682
66,047,467	Term Loan F (1 mo. USD LIBOR + 2.50%)	4.845	06/09/2023	64,537,953

				112,781,635

	Building Materials - 0.8%
47,323,466	Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.095	11/15/2023	46,436,151

	Chemicals - 2.4%
44,683,530	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	4.136	06/01/2024	44,059,748
34,562,500	GrafTech Finance, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.845	02/12/2025	34,173,672
39,262,608	H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	4.301	10/20/2024	38,755,532
30,002,706	Starfruit US Holdco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.549	10/01/2025	29,623,922

				146,612,874

	Commercial Services - 5.4%
42,127,474	Allied Universal Holdco LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.136	07/28/2022	41,337,794
100,214,362	Financial & Risk US Holdings, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	6.095	10/01/2025	97,807,715
34,374,739	PAREXEL International Corp., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.095	09/27/2024	33,450,918
81,300,276	Prime Security Services Borrower LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	5.095	05/02/2022	80,521,420
56,443,374	Team Health Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.095	02/06/2024	52,915,663
25,465,348	Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.845	08/27/2025	25,497,180

				331,530,690

	Computers - 6.7%
	Dell International LLC
86,326,237	Term Loan A-2 (1 mo. USD LIBOR + 1.75%)	4.100	09/07/2021	85,858,349
74,017,272	Term Loan B (1 mo. USD LIBOR + 2.00%)	4.350	09/07/2023	73,248,233
49,926,121	McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	6.099	09/30/2024	49,863,713
50,686,602	Tempo Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.345	05/01/2024	50,338,131
	Western Digital Corp.
75,505,236	First Lien Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	4.056	04/29/2023	73,554,558
78,910,734	Term Loan A-1 (1 mo. USD LIBOR + 1.50%)	3.806	02/27/2023	76,444,773

				409,307,757

	Electric - 1.3%
	Vistra Operations Co. LLC
54,880,141	First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.345	08/04/2023	54,181,242
27,256,476	Term Loan (1 mo. USD LIBOR + 2.00%)	4.310	12/31/2025	26,892,466

				81,073,708

	Engineering & Construction - 1.2%
54,962,454	Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.727	06/21/2024	54,183,911
20,000,000	Pisces Midco, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.25%)	6.175	04/12/2025	19,630,000

				73,813,911

	Entertainment - 5.3%
54,915,051	Alpha Topco Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 2.50%)	4.845	02/01/2024	53,240,142
37,385,077	Aristocrat Technologies, Inc., Term Loan B-3 (Australia) (3 mo. USD LIBOR + 1.75%)	4.219	10/19/2024	36,875,705
62,422,799	Crown Finance US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	4.845	02/28/2025	61,373,784
50,663,040	Scientific Games International, Inc., Term Loan B-5 (2 mo. USD LIBOR + 2.75%)	5.220	08/14/2024	49,414,449
71,623,515	Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.886	07/10/2025	71,482,775
52,583,165	William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	5.280	05/18/2025	51,761,552

				324,148,407

	Food - 1.9%
59,227,691	JBS USA Lux SA, First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	4.840	10/30/2022	58,543,019
13,889,228	Post Holdings, Inc., Series A, Term Loan (1 mo. USD LIBOR + 2.00%)	4.320	05/24/2024	13,833,671
43,800,265	US Foods, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.345	06/27/2023	43,382,629

				115,759,319

Schedule of Investments

	Healthcare-Products - 0.7%
$43,305,841	Ortho-Clinical Diagnostics, Inc., First Lien Term Loan (Luxembourg) (1 mo. USD LIBOR + 3.25%)	5.576%	06/30/2025	$42,304,393

	Healthcare-Services - 4.2%
66,220,835	DaVita HealthCare Partners, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.095	06/24/2021	66,193,353
78,881,000	Envision Healthcare Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.095	10/10/2025	76,000,266
54,071,624	MPH Acquisition Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	5.136	06/07/2023	53,181,875
59,169,456	Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.845	08/18/2022	58,335,463

				253,710,957

	Insurance - 5.2%
7,275,102	Alliant Holdings Intermediate LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	5.307	05/10/2025	7,154,845
	Asurion LLC
43,039,439	Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	8.845	08/04/2025	44,007,827
61,495,831	Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.345	08/04/2022	61,029,078
66,679,018	Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.345	11/03/2023	66,081,907
36,923,277	Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	5.345	11/03/2024	36,591,521
58,841,247	HUB International Ltd., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.490	04/25/2025	57,894,196
45,871,670	USI, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.386	05/16/2024	44,816,621

				317,575,995

	Internet - 0.7%
45,601,185	Go Daddy Operating Co. LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.595	02/15/2024	45,185,302

	Investment Companies - 1.5%
89,400,475	RPI Finance Trust, Term Loan B-6 (3 mo. USD LIBOR + 2.00%)	4.386	03/27/2023	88,814,008

	Lodging - 4.2%
91,537,149	Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	5.095	12/23/2024	90,082,624
37,057,289	Golden Nugget, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 2.75%)	5.230	10/04/2023	36,538,487
60,557,765	Hilton Worldwide Finance LLC, Series B-2 Term Loan (1 mo. USD LIBOR + 1.75%)	4.065	10/25/2023	60,057,255
68,522,739	Las Vegas Sands LLC/Venetian Casino Resort LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	4.095	03/27/2025	67,610,016

				254,288,382

	Machinery-Construction & Mining - 1.3%
44,593,573	Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.095	08/01/2025	44,548,310
37,071,278	Cortes NP Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	6.707	11/30/2023	35,959,140

				80,507,450

	Media - 7.9%
110,727,892	Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.350	04/30/2025	109,745,736
58,032,871	CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	4.557	07/17/2025	57,220,411
82,174,940	iHeartCommunications, Inc., Term Loan D (1 mo. USD LIBOR + 6.75%)(c),(d)	8.083	01/30/2019	58,766,586
38,870,230	Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.315	10/04/2023	38,351,896
	Numericable-SFR SA
28,841,451	Term Loan B-12 (France) (1 mo. USD LIBOR + 4.00%)	5.994	01/31/2026	27,190,422
17,594,476	Term Loan B-13 (France) (1 mo. USD LIBOR + 3.69%)	6.307	01/31/2026	16,813,721
52,514,246	Radiate Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.345	02/01/2024	51,631,219
33,448,499	Univision Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.095	03/15/2024	31,280,367
30,328,193	Virgin Media Bristol LLC, Term Loan K (1 mo. USD LIBOR + 2.50%)	4.807	01/15/2026	29,999,587
42,937,524	WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.553	08/18/2023	40,865,788
24,304,368	Ziggo Secured Finance Partnership, Term Loan E (Netherlands) (1 mo. USD LIBOR + 2.50%)	4.807	04/15/2025	23,779,394

				485,645,127

	Oil & Gas - 0.8%
58,348,143	Seadrill Operating LP, First Lien Term Loan (United Kingdom) (3 mo. USD LIBOR + 6.00%)	8.386	02/21/2021	50,154,896

	Oil & Gas Services - 0.7%
45,884,236	McDermott Technology (Americas), Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.345	05/12/2025	44,230,338

	Packaging & Containers - 0.5%
29,059,360	Reynolds Group Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.095	02/05/2023	28,757,869

	Pharmaceuticals - 6.7%
50,820,362	Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.875	05/04/2025	50,788,599
101,040,703	Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.095	03/01/2024	100,066,165
66,368,673	Endo LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.625	04/29/2024	66,230,626
103,671,691	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain) (1 mo. USD LIBOR + 2.25%)	4.475	01/31/2025	102,973,462
89,605,971	Valeant Pharmaceuticals International, Inc., First Lien Term Loan (Canada) (1 mo. USD LIBOR + 3.00%)	5.314	06/01/2025	88,803,102

				408,861,954

Schedule of Investments

	Real Estate - 0.8%
$51,421,913	DTZ U.S. Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.595%	08/21/2025	$50,779,139

	REITs - 0.7%
40,627,926	Communications Sales & Leasing, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.345	10/24/2022	37,834,959
6,500,000	VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.306	12/20/2024	6,405,555

				44,240,514

	Retail - 7.9%
78,914,558	Bass Pro Group LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.345	09/25/2024	78,187,360
39,334,195	Harbor Freight Tools USA, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	4.845	08/18/2023	38,172,656
37,972,461	Michaels Stores, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.800	01/30/2023	37,213,201
58,435,303	Neiman Marcus Group, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.568	10/25/2020	50,879,327
118,380,192	New Red Finance, Inc., Term Loan B-3 (Canada) (1 mo. USD LIBOR + 2.25%)	4.595	02/16/2024	116,278,944
50,626,668	Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.777	01/26/2023	38,201,871
89,002,116	PetSmart, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	5.320	03/11/2022	74,751,542
53,415,619	Staples, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	6.541	09/12/2024	52,670,204

				486,355,105

	Semiconductors - 0.5%
27,408,482	Microchip Technology, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.350	05/29/2025	27,177,291

	Software - 8.7%
65,878,303	Boxer Parent Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.648	10/02/2025	65,137,172
63,029,200	Finastra USA, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.886	06/13/2024	61,104,603
	First Data Corp.
22,332,579	Term Loan (1 mo. USD LIBOR + 2.00%)	4.315	07/08/2022	22,053,534
76,312,606	Term Loan (1 mo. USD LIBOR + 2.00%)	4.315	04/26/2024	75,040,856
38,217,519	Infor (US), Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.75%)	5.136	02/01/2022	37,760,246
41,880,203	Kronos, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.540	11/01/2023	41,326,756
6,930,156	MA Finance Co. LLC, Term Loan B-3 (United Kingdom) (1 mo. USD LIBOR + 2.50%)	4.845	06/21/2024	6,800,215
41,394,795	Micro Holding LP, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.056	09/13/2024	41,063,636
56,923,169	Rackspace Hosting, Inc., Term Loan B (3 mo. USD LIBOR + 3.00%)	5.580	11/03/2023	52,298,162
46,790,561	Seattle Spinco, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	4.845	06/21/2024	45,913,238
	SS&C Technologies, Inc.
63,330,435	Term Loan B-3(1 mo. USD LIBOR + 2.25%)	4.595	04/16/2025	61,945,082
24,091,717	Term Loan B-4(1 mo. USD LIBOR + 2.25%)	4.595	04/16/2025	23,564,710

				534,008,210

	Telecommunications - 8.3%
56,164,513	Avaya, Inc., Term Loan B (2 mo. USD LIBOR + 4.25%)	6.694	12/15/2024	55,504,580
116,436,114	CenturyLink, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 2.75%)	5.095	01/31/2025	113,307,475
5,000,000	Intelsat Jackson Holdings SA, Term Loan B-3 (Luxembourg) (1 mo. USD LIBOR + 3.75%)	6.072	11/27/2023	4,976,950
91,160,936	Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.556	02/22/2024	90,173,663
29,523,353	Maxar Technologies Ltd., Term Loan B (Canada) (3 mo. USD LIBOR + 2.75%)	5.148	10/04/2024	28,160,112
44,407,378	SBA Senior Finance II LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.350	04/11/2025	43,997,942
84,562,971	Sprint Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	4.875	02/02/2024	83,696,201
42,103,083	Telesat LLC, Term Loan B-4 (Canada) (3 mo. USD LIBOR + 2.50%)	4.890	11/17/2023	41,295,967
49,258,361	West Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	6.530	10/10/2024	47,657,464

				508,770,354

	Trucking & Leasing - 1.1%
67,949,812	Avolon TLB Borrower 1 US LLC, Term Loan B-3 (Ireland) (1 mo. USD LIBOR + 2.00%)	4.301	01/15/2025	67,397,720

	Waste & Environmental Services & Equipment - 0.5%
32,789,248	GFL Environmental, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.136	05/30/2025	31,990,174

	Total Variable Rate Senior Loan Interests (Cost $5,645,252,621)			5,521,777,559

	Corporate Bonds - 4.2%
	Computers - 0.4%
24,793,000	Dell International LLC(e)	5.450	06/15/2023	25,327,768

	Entertainment - 0.5%
30,000,000	Scientific Games International, Inc.(e)	5.000	10/15/2025	28,159,500

	Media - 2.1%
24,174,000	iHeartCommunications, Inc.(c)(d)	9.000	12/15/2019	17,405,280
1,874,000	Univision Communications, Inc.(e)	6.750	09/15/2022	1,897,425
57,098,000	Univision Communications, Inc.(e)	5.125	05/15/2023	53,600,747

Schedule of Investments

$30,600,000	Virgin Media Secured Finance PLC (United Kingdom)(e)	5.250%	01/15/2026	$28,764,000
5,000,000	Virgin Media Secured Finance PLC (United Kingdom)(e)	5.500	08/15/2026	4,720,250
23,650,000	Ziggo BV (Netherlands)(e)	5.500	01/15/2027	22,083,188

				128,470,890

	Packaging & Containers - 0.5%
28,588,678	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.750	10/15/2020	28,588,678
5,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (3 mo. USD LIBOR + 3.50%)(e)(f)	5.936	07/15/2021	5,049,500

				33,638,178

	Software - 0.7%
46,000,000	First Data Corp.(e)	5.000	01/15/2024	45,537,700

	Total Corporate Bonds (Cost $275,143,165)			261,134,036

Number of Shares
	Money Market Fund - 3.2%
193,882,177	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(g) (Cost $193,882,177)			193,882,177

	Total Investments in Securities (Cost $6,114,277,963) - 97.6%			5,976,793,772
	Other assets less liabilities - 2.4%			146,065,041

	Net Assets - 100.0%			$6,122,858,813

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

USD - U.S. Dollar

Notes to Schedule of Investments:

(a)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2018 was $76,171,866, which represented 1.24% of the Fund’s Net Assets.

(d)	The borrower has filed for protection in federal bankruptcy court.
(e)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $215,140,078, which represented 3.51% of the Fund’s Net Assets.

(f)	Interest and dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(g)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco DWA Momentum & Low Volatility Rotation ETF (DWLV)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 99.9%(a)
98,451	Invesco DWA Developed Markets Momentum ETF	$2,387,437
140,248	Invesco DWA Emerging Markets Momentum ETF	2,290,250
118,534	Invesco DWA Momentum ETF	6,332,086
125,619	Invesco DWA SmallCap Momentum ETF	6,275,925
52,820	Invesco S&P 500® Low Volatility ETF	2,648,923
43,125	Invesco S&P Emerging Markets Low Volatility ETF	1,013,437
31,890	Invesco S&P International Developed Low Volatility ETF	1,004,535
51,767	Invesco S&P SmallCap Low Volatility ETF	2,466,180

	Total Exchange-Traded Funds (Cost $26,220,376)	24,418,773

	Money Market Fund - 0.1%
14,271	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $14,271)	14,271

	Total Investments in Securities (Cost $26,234,647) - 100.0%	24,433,044
	Other assets less liabilities - (0.0)%	(3,002)

	Net Assets - 100.0%	$24,430,042

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2018.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2018	Dividend Income
Invesco DWA Developed Markets Momentum ETF	$4,696,608	$341,123	$(2,005,478)	$(487,508)	$(157,308)	$2,387,437	$—
Invesco DWA Emerging Markets Momentum ETF	4,508,430	313,261	(1,874,395)	(331,909)	(325,137)	2,290,250	49,647
Invesco DWA Momentum ETF	11,967,915	879,893	(5,267,004)	(1,653,749)	405,031	6,332,086	1,474
Invesco DWA SmallCap Momentum ETF	12,591,612	898,625	(5,176,714)	(2,423,380)	385,782	6,275,925	—
Invesco S&P 500® Low Volatility ETF	4,436,941	324,752	(2,052,001)	(135,151)	74,382	2,648,923	16,869
Invesco S&P Emerging Markets Low Volatility ETF	1,813,428	133,995	(826,610)	(69,149)	(38,227)	1,013,437	41,043
Invesco S&P International Developed Low Volatility ETF	1,759,685	130,063	(802,760)	(39,607)	(42,846)	1,004,535	14,622
Invesco S&P SmallCap Low Volatility ETF	4,464,561	317,483	(1,958,145)	(474,743)	117,024	2,466,180	24,696

Total Investments in Affiliates	$46,239,180	$3,339,195	$(19,963,107)	$(5,615,196)	$418,701	$24,418,773	$148,351

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA SmallCap Momentum ETF (DWAS)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communication Services - 3.0%
67,110	ANGI Homeservices, Inc., Class A(b)	$1,176,438
26,784	Match Group, Inc.(b)	1,078,592
41,233	Nexstar Media Group, Inc., Class A	3,407,495
120,503	QuinStreet, Inc.(b)	1,944,919
116,814	Vonage Holdings Corp.(b)	1,237,060
18,175	World Wrestling Entertainment, Inc., Class A	1,344,223

		10,188,727

	Consumer Discretionary - 10.7%
18,523	America’s Car-Mart, Inc.(b)	1,374,592
56,209	Boot Barn Holdings, Inc.(b)	1,272,572
64,136	Callaway Golf Co.	1,098,650
27,813	Carvana Co.(b)	1,204,025
5,958	Cavco Industries, Inc.(b)	980,448
71,975	Chegg, Inc.(b)	2,011,701
43,253	Conn’s, Inc.(b)	1,207,191
134,703	Container Store Group, Inc. (The)(b)	731,437
69,202	Crocs, Inc.(b)	1,923,816
96,077	Eldorado Resorts, Inc.(b)	4,225,466
35,312	Etsy, Inc.(b)	1,908,260
11,845	Five Below, Inc.(b)	1,241,238
21,654	Fox Factory Holding Corp.(b)	1,379,576
11,408	Helen of Troy Ltd.(b)	1,631,686
16,117	Johnson Outdoors, Inc., Class A	1,149,142
27,983	Malibu Boats, Inc., Class A(b)	1,354,937
40,618	MasterCraft Boat Holdings, Inc.(b)	1,052,412
32,468	Monarch Casino & Resort, Inc.(b)	1,298,720
117,685	Noodles & Co.(b)	930,888
18,215	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,615,671
29,717	Planet Fitness, Inc., Class A(b)	1,640,973
47,941	SeaWorld Entertainment, Inc.(b)	1,365,360
64,575	Skyline Champion Corp.	1,454,229
31,124	Stitch Fix, Inc., Class A(b)	850,619
10,881	Strategic Education, Inc.	1,485,148

		36,388,757

	Consumer Staples - 3.2%
39,483	Chefs’ Warehouse, Inc. (The)(b)	1,504,697
46,656	Freshpet, Inc.(b)	1,539,648
26,133	John B. Sanfilippo & Son, Inc.	1,625,995
13,908	Medifast, Inc.	2,065,338
91,140	Natural Grocers by Vitamin Cottage, Inc.(b)	1,725,280
34,830	Turning Point Brands, Inc.	1,037,934
8,524	WD-40 Co.	1,488,973

		10,987,865

	Energy - 2.0%
50,996	California Resources Corp.(b)	1,220,844
349,045	Denbury Resources, Inc.(b)	788,842
59,833	Matrix Service Co.(b)	1,222,987
54,910	Renewable Energy Group, Inc.(b)	1,479,824
58,047	Unit Corp.(b)	1,207,378
29,987	Whiting Petroleum Corp.(b)	907,706

		6,827,581

	Financials - 12.2%
96,901	B. Riley Financial, Inc.	1,760,691

58,394	Blucora, Inc.(b)	$1,807,878
43,789	Carolina Financial Corp.	1,504,590
48,677	CenterState Bank Corp.	1,217,412
52,434	eHealth, Inc.(b)	2,019,758
51,069	Enova International, Inc.(b)	1,130,668
27,403	Enterprise Financial Services Corp.	1,224,640
170,049	First BanCorp/Puerto Rico	1,538,943
36,885	First Bancorp/Southern Pines NC	1,476,138
36,665	First Bancshares, Inc. (The)	1,291,341
47,152	First Defiance Financial Corp.	1,328,743
39,604	First Financial Bankshares, Inc.	2,594,854
31,933	First Merchants Corp.	1,342,463
27,276	FS Bancorp, Inc.	1,305,429
20,269	Green Dot Corp., Class A(b)	1,689,219
31,213	Hamilton Lane, Inc., Class A	1,180,476
28,609	Health Insurance Innovations, Inc., Class A(b)	1,053,383
74,451	Horizon Bancorp, Inc.	1,295,447
163,825	Independent Bank Corp./MI	3,764,699
24,404	Kinsale Capital Group, Inc.	1,518,173
66,521	NMI Holdings, Inc., Class A(b)	1,299,820
244,483	Old Second Bancorp, Inc.	3,586,566
21,965	RLI Corp.	1,665,386
33,431	Triumph Bancorp, Inc.(b)	1,279,739
32,210	Universal Insurance Holdings, Inc.	1,413,697

		41,290,153

	Health Care - 34.6%
20,849	Addus HomeCare Corp.(b)	1,547,413
12,445	Amedisys, Inc.(b)	1,695,631
20,413	AnaptysBio, Inc.(b)	1,522,402
293,013	Arrowhead Pharmaceuticals, Inc.(b)	4,254,549
227,764	Avid Bioservices, Inc.(b)	1,207,149
51,930	BioTelemetry, Inc.(b)	3,683,914
245,463	CareDx, Inc.(b)	7,184,702
73,495	Cellular Biomedicine Group, Inc.(b)	1,464,755
202,031	Cerus Corp.(b)	1,060,663
262,170	Codexis, Inc.(b)	5,746,766
45,886	CryoLife, Inc.(b)	1,391,263
115,079	CytoSorbents Corp.(b)	1,201,425
150,824	Dicerna Pharmaceuticals, Inc.(b)	2,248,786
92,005	Endo International PLC(b)	1,106,820
278,034	Endocyte, Inc.(b)	6,569,943
26,563	G1 Therapeutics, Inc.(b)	1,015,503
21,313	Genomic Health, Inc.(b)	1,684,793
27,951	Globus Medical, Inc., Class A(b)	1,349,754
139,069	GTx, Inc.(b)	201,650
13,397	Haemonetics Corp.(b)	1,437,230
16,795	HealthEquity, Inc.(b)	1,489,549
51,349	Heska Corp.(b)	5,339,269
20,483	Inogen, Inc.(b)	3,018,375
18,429	Integer Holdings Corp.(b)	1,632,441
91,927	Invitae Corp.(b)	1,280,543
47,535	iRadimed Corp.(b)	1,368,057
15,918	iRhythm Technologies, Inc.(b)	1,179,205
113,625	Kindred Biosciences, Inc.(b)	1,545,300
6,182	Ligand Pharmaceuticals, Inc.(b)	975,334
20,649	Loxo Oncology, Inc.(b)	2,899,533
25,030	Merit Medical Systems, Inc.(b)	1,578,141
29,570	MyoKardia, Inc.(b)	1,835,410
30,659	Myriad Genetics, Inc.(b)	988,446
86,243	NanoString Technologies, Inc.(b)	1,489,417
62,421	Natera, Inc.(b)	1,081,132
55,421	Neogen Corp.(b)	3,594,606
69,530	Novocure Ltd.(b)	2,386,270
62,363	Omeros Corp.(b)	869,964
21,342	Omnicell, Inc.(b)	1,648,243

Schedule of Investments(a)

9,742	Penumbra, Inc.(b)	$1,356,281
32,328	PTC Therapeutics, Inc.(b)	1,148,291
21,636	Quidel Corp.(b)	1,315,902
197,558	R1 RCM, Inc.(b)	1,809,631
101,436	Ra Pharmaceuticals, Inc.(b)	1,599,646
18,485	Reata Pharmaceuticals, Inc., Class A(b)	1,167,328
101,542	Rocket Pharmaceuticals, Inc.(b)	1,635,842
105,456	Sientra, Inc.(b)	1,792,752
70,228	STAAR Surgical Co.(b)	2,669,366
19,637	SurModics, Inc.(b)	1,189,806
35,516	Tabula Rasa HealthCare, Inc.(b)	2,680,748
27,541	Tactile Systems Technology, Inc.(b)	1,548,906
30,172	Teladoc Health, Inc.(b)	1,884,241
267,139	TransEnterix, Inc.(b)	830,802
90,969	uniQure N.V. (Netherlands)(b)	2,663,572
12,780	US Physical Therapy, Inc.	1,520,692
166,557	Verastem, Inc.(b)	849,441
310,728	Viking Therapeutics, Inc.(b)	3,508,119
42,125	Vocera Communications, Inc.(b)	1,674,047
132,026	Zafgen, Inc.(b)	665,411

		117,285,170

	Industrials - 13.1%
37,580	AAON, Inc.	1,426,161
45,021	Aerojet Rocketdyne Holdings, Inc.(b)	1,585,189
12,815	Aerovironment, Inc.(b)	981,629
109,380	Ameresco, Inc., Class A(b)	1,719,454
21,836	Axon Enterprise, Inc.(b)	949,211
57,087	CAI International, Inc.(b)	1,399,202
94,044	Casella Waste Systems, Inc., Class A(b)	3,070,537
61,195	CBIZ, Inc.(b)	1,290,603
19,765	Chart Industries, Inc.(b)	1,256,263
27,073	Comfort Systems USA, Inc.	1,425,664
104,809	General Finance Corp.(b)	1,430,643
30,819	Gibraltar Industries, Inc.(b)	1,114,415
68,745	Harsco Corp.(b)	1,838,929
24,258	Insperity, Inc.	2,426,770
14,654	John Bean Technologies Corp.	1,209,541
105,360	Kratos Defense & Security Solutions, Inc.(b)	1,401,288
31,190	Mercury Systems, Inc.(b)	1,615,954
47,079	NV5 Global, Inc.(b)	3,455,128
24,518	P.A.M. Transportation Services, Inc.(b)	1,266,600
9,160	Proto Labs, Inc.(b)	1,178,800
9,729	RBC Bearings, Inc.(b)	1,488,732
18,424	Saia, Inc.(b)	1,111,151
17,279	SiteOne Landscape Supply, Inc.(b)	1,065,078
39,797	SkyWest, Inc.	2,295,491
119,942	Sterling Construction Co., Inc.(b)	1,543,653
54,496	Trex Co., Inc.(b)	3,473,030
28,188	TriNet Group, Inc.(b)	1,294,111

		44,313,227

	Information Technology - 16.8%
26,845	Alarm.com Holdings, Inc.(b)	1,365,068
25,873	Alteryx, Inc., Class A(b)	1,557,037
22,995	AppFolio, Inc., Class A(b)	1,409,364
37,802	Apptio, Inc., Class A(b)	1,442,524
21,363	Bottomline Technologies (DE), Inc.(b)	1,176,460
42,401	Brooks Automation, Inc.	1,287,294
13,941	Cabot Microelectronics Corp.	1,498,379
38,898	Carbonite, Inc.(b)	1,101,980
45,090	Control4 Corp.(b)	981,609
19,329	Coupa Software, Inc.(b)	1,245,368
42,229	CTS Corp.	1,225,063
61,693	ePlus, Inc.(b)	5,043,403
25,644	Everbridge, Inc.(b)	1,404,522
274,179	Everi Holdings, Inc.(b)	1,842,483
92,546	Five9, Inc.(b)	3,968,373

35,076	GTT Communications, Inc.(b)	$1,180,658
62,714	Hortonworks, Inc.(b)	1,009,695
10,135	HubSpot, Inc.(b)	1,409,069
59,093	LivePerson, Inc.(b)	1,115,085
17,747	MongoDB, Inc.(b)	1,471,226
14,894	New Relic, Inc.(b)	1,298,608
21,010	Okta, Inc.(b)	1,337,287
39,733	PROS Holdings, Inc.(b)	1,278,211
52,683	Pure Storage, Inc., Class A(b)	996,236
26,230	Q2 Holdings, Inc.(b)	1,424,027
16,757	Qualys, Inc.(b)	1,319,781
41,505	Rapid7, Inc.(b)	1,319,859
29,021	RingCentral, Inc., Class A(b)	2,405,841
24,549	Semtech Corp.(b)	1,309,444
34,613	ShotSpotter, Inc.(b)	1,318,409
13,135	Trade Desk, Inc. (The), Class A(b)	1,871,081
18,157	Twilio, Inc., Class A(b)	1,715,655
49,504	Upland Software, Inc.(b)	1,390,072
21,013	Varonis Systems, Inc.(b)	1,216,863
26,677	Virtusa Corp.(b)	1,182,591
38,079	Vishay Precision Group, Inc.(b)	1,292,020
41,874	Workiva, Inc.(b)	1,566,506

		56,977,151

	Materials - 3.9%
200,122	Amyris, Inc.(b)	988,602
17,509	Chase Corp.	1,972,739
14,673	Ingevity Corp.(b)	1,438,101
35,488	Innospec, Inc.	2,616,885
8,528	Quaker Chemical Corp.	1,758,815
68,565	Rayonier Advanced Materials, Inc.	1,011,334
132,635	Verso Corp., Class A(b)	3,345,055

		13,131,531

	Real Estate - 0.5%
24,304	RMR Group, Inc. (The), Class A	1,571,011

	Total Common Stocks (Cost $336,513,875)	338,961,173

	Money Market Fund - 0.0%
47,448	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $47,448)	47,448

	Total Investments in Securities (Cost $336,561,323) - 100.0%	339,008,621
	Other assets less liabilities - (0.0)%	(99,331)

	Net Assets - 100.0%	$338,909,290

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco DWA Tactical Multi-Asset Income ETF (DWIN)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
332,342	Invesco Emerging Markets Sovereign Debt ETF	$8,627,598
507,713	Invesco Fundamental High Yield Corporate Bond ETF	9,159,143
402,931	Invesco Global Short Term High Yield Bond ETF	9,257,340
694,963	Invesco Preferred ETF	9,458,446
321,536	Invesco Taxable Municipal Bond ETF	9,263,452

	Total Exchange-Traded Funds (Cost $49,318,446)	45,765,979

	Money Market Fund - 0.0%
7,257	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $7,257)	7,257

	Total Investments in Securities (Cost $49,325,703) - 100.0%	45,773,236
	Other assets less liabilities - (0.0)%	(9,362)

	Net Assets - 100.0%	$45,763,874

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2018.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2018	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$11,346,484	$807,868	$(3,282,150)	$(1,477)	$(243,127)	$8,627,598	$126,051
Invesco Fundamental High Yield Corporate Bond ETF	—	10,522,087	(1,265,487)	(91,388)	(6,069)	9,159,143	31,818
Invesco Global Short Term High Yield Bond ETF	12,086,392	813,677	(3,496,429)	(47,087)	(99,213)	9,257,340	141,947
Invesco KBW Premium Yield Equity REIT ETF*	14,419,684	839,301	(13,491,713)	215,601	(1,982,873)	—	113,988
Invesco Preferred ETF	13,077,663	863,232	(3,663,288)	(605,363)	(213,798)	9,458,446	157,896
Invesco Taxable Municipal Bond ETF	11,568,189	1,318,258	(3,358,447)	(177,173)	(87,375)	9,263,452	110,400

Total Investments in Affiliates	$62,498,412	$15,164,423	$(28,557,514)	$(706,887)	$(2,632,455)	$45,765,979	$682,100

*	At November 30, 2018, this security was no longer held.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco DWA Tactical Sector Rotation ETF (DWTR)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
283,669	Invesco DWA Consumer Cyclicals Momentum ETF	$15,042,967
148,127	Invesco DWA Healthcare Momentum ETF(b)	12,343,423
343,781	Invesco DWA Industrials Momentum ETF	19,499,258
311,848	Invesco DWA Technology Momentum ETF	17,694,255

	Total Exchange-Traded Funds (Cost $63,000,658)	64,579,903

	Money Market Fund - 0.0%
12,228	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $12,228)	12,228

	Total Investments in Securities (Cost $63,012,886) - 100.0%	64,592,131
	Other assets less liabilities - (0.0)%	(7,986)

	Net Assets - 100.0%	$64,584,145

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2018.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2018	Dividend Income
Invesco DWA Consumer Cyclicals Momentum ETF	$20,023,736	$715,027	$(3,406,786)	$(2,260,793)	$(28,217)	$15,042,967	$12,749
Invesco DWA Energy Momentum ETF*	17,083,379	—	(16,197,807)	(346,856)	(538,716)	—	—
Invesco DWA Healthcare Momentum ETF	—	17,300,965	(2,780,717)	(1,891,356)	(285,469)	12,343,423	—
Invesco DWA Industrials Momentum ETF	26,214,426	948,975	(4,584,437)	(4,017,408)	937,702	19,499,258	17,650
Invesco DWA Technology Momentum ETF	24,983,814	868,189	(4,126,655)	(5,354,014)	1,322,921	17,694,255	1,081

Total Investments in Affiliates	$88,305,355	$19,833,156	$(31,096,402)	$(13,870,427)	$1,408,221	$64,579,903	$31,480

*	At November 30, 2018, this security was no longer held.
(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.8%
	Auto Components - 14.6%
87,687	American Axle & Manufacturing Holdings, Inc.(b)	$1,091,703
39,326	Cooper Tire & Rubber Co.	1,344,949
13,018	Cooper-Standard Holdings, Inc.(b)	951,876
22,942	Dorman Products, Inc.(b)	2,015,684
29,712	Fox Factory Holding Corp.(b)	1,892,952
58,337	Garrett Motion, Inc. (Switzerland)(b)	670,876
28,628	Gentherm, Inc.(b)	1,329,198
19,798	LCI Industries	1,531,969
14,839	Motorcar Parts of America, Inc.(b)	266,360
15,857	Standard Motor Products, Inc.	835,188
18,082	Superior Industries International, Inc.	133,084

		12,063,839

	Automobiles - 0.7%
22,507	Winnebago Industries, Inc.	563,350

	Distributors - 1.1%
36,064	Core-Mark Holding Co., Inc.	947,762

	Diversified Consumer Services - 4.7%
12,884	American Public Education, Inc.(b)	407,650
54,772	Career Education Corp.(b)	738,874
25,989	Regis Corp.(b)	474,819
16,901	Strategic Education, Inc.	2,306,817

		3,928,160

	Hotels, Restaurants & Leisure - 13.5%
70,327	Belmond Ltd., Class A (United Kingdom)(b)	1,279,951
16,512	BJ’s Restaurants, Inc.	896,932
13,294	Chuy’s Holdings, Inc.(b)	284,492
30,930	Dave & Buster’s Entertainment, Inc.	1,758,680
13,903	Dine Brands Global, Inc.	1,239,869
17,278	El Pollo Loco Holdings, Inc.(b)	263,835
18,394	Fiesta Restaurant Group, Inc.(b)	346,727
9,260	Monarch Casino & Resort, Inc.(b)	370,400
10,196	Red Robin Gourmet Burgers, Inc.(b)	353,699
22,379	Ruth’s Hospitality Group, Inc.	547,614
20,196	Shake Shack, Inc., Class A(b)	1,121,888
26,931	Sonic Corp.	1,170,152
22,984	Wingstop, Inc.	1,508,210

		11,142,449

	Household Durables - 13.1%
6,692	Cavco Industries, Inc.(b)	1,101,236
19,354	Ethan Allen Interiors, Inc.	402,176
17,355	Installed Building Products, Inc.(b)	672,159
21,529	iRobot Corp.(b)	2,053,867
36,676	La-Z-Boy, Inc.	1,072,039
14,559	LGI Homes, Inc.(b)	672,043
22,413	M/I Homes, Inc.(b)	527,602
35,468	MDC Holdings, Inc.	1,044,533
30,017	Meritage Homes Corp.(b)	1,148,150
27,982	TopBuild Corp.(b)	1,425,683
10,850	Universal Electronics, Inc.(b)	374,108
26,012	William Lyon Homes, Class A(b)	323,329

		10,816,925

	Internet & Direct Marketing Retail - 6.7%
20,072	Liquidity Services, Inc.(b)	$130,067
23,130	Nutrisystem, Inc.	860,205
16,227	PetMed Express, Inc.	390,908
26,256	Shutterfly, Inc.(b)	1,312,537
14,537	Shutterstock, Inc.	555,459
13,406	Stamps.com, Inc.(b)	2,298,593

		5,547,769

	Leisure Products - 3.3%
69,698	Callaway Golf Co.	1,193,927
23,728	Nautilus, Inc.(b)	306,329
13,715	Sturm Ruger & Co., Inc.	735,261
45,128	Vista Outdoor, Inc.(b)	514,459

		2,749,976

	Multi-line Retail - 0.4%
246,946	J.C. Penney Co., Inc.(b)	353,133

	Specialty Retail - 29.4%
52,614	Abercrombie & Fitch Co., Class A	1,100,159
15,989	Asbury Automotive Group, Inc.(b)	1,105,160
135,451	Ascena Retail Group, Inc.(b)	409,062
28,217	Barnes & Noble Education, Inc.(b)	188,207
44,678	Barnes & Noble, Inc.	338,212
22,302	Buckle, Inc. (The)	425,968
33,926	Caleres, Inc.	1,025,583
17,971	Cato Corp. (The), Class A	271,542
98,745	Chico’s FAS, Inc.	533,223
12,883	Children’s Place, Inc. (The)	1,670,152
53,551	DSW, Inc., Class A	1,485,505
58,461	Express, Inc.(b)	364,797
28,171	Francesca’s Holdings Corp.(b)	56,060
80,027	GameStop Corp., Class A	1,093,169
15,645	Genesco, Inc.(b)	653,335
13,881	Group 1 Automotive, Inc.	780,112
44,556	Guess?, Inc.	1,060,433
15,063	Haverty Furniture Cos., Inc.	308,641
14,862	Hibbett Sports, Inc.(b)	230,212
12,251	Kirkland’s, Inc.(b)	132,923
18,220	Lithia Motors, Inc., Class A	1,509,709
22,427	Lumber Liquidators Holdings, Inc.(b)	283,253
17,660	MarineMax, Inc.(b)	374,922
25,834	Monro, Inc.	2,100,821
435,562	Office Depot, Inc.	1,406,865
34,839	Rent-A-Center, Inc.(b)	511,437
15,362	RH(b)	1,784,143
8,198	Shoe Carnival, Inc.	310,950
27,411	Sleep Number Corp.(b)	1,050,938
18,533	Sonic Automotive, Inc., Class A	292,636
39,121	Tailored Brands, Inc.	895,871
30,639	Tile Shop Holdings, Inc.	181,076
12,212	Vitamin Shoppe, Inc.(b)	95,254
14,814	Zumiez, Inc.(b)	292,132

		24,322,462

	Textiles, Apparel & Luxury Goods - 12.3%
53,493	Crocs, Inc.(b)	1,487,105
35,695	Fossil Group, Inc.(b)	689,984
32,820	G-III Apparel Group Ltd.(b)	1,315,426
12,965	Movado Group, Inc.	488,003
13,298	Oxford Industries, Inc.	1,069,026
62,730	Steven Madden Ltd.	2,021,788
11,363	Unifi, Inc.(b)	315,551
17,067	Vera Bradley, Inc.(b)	188,078
74,698	Wolverine World Wide, Inc.	2,584,551

		10,159,512

	Total Common Stocks (Cost $87,586,538)	82,595,337

Schedule of Investments(a)

	Money Market Fund - 0.1%
70,182	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $70,182)	$70,182

	Total Investments in Securities (Cost $87,656,720) - 99.9%	82,665,519
	Other assets less liabilities - 0.1%	117,664

	Net Assets - 100.0%	$82,783,183

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Beverages - 9.1%
26,423	Coca-Cola Bottling Co. Consolidated	$5,615,416
61,831	MGP Ingredients, Inc.	4,203,890

		9,819,306

	Food & Staples Retailing - 17.7%
124,816	Andersons, Inc. (The)	4,126,417
131,374	Chefs’ Warehouse, Inc. (The)(b)	5,006,663
204,548	SpartanNash Co.	3,835,275
287,236	United Natural Foods, Inc.(b)	6,207,170

		19,175,525

	Food Products - 40.7%
154,148	B&G Foods, Inc.	4,675,309
47,883	Calavo Growers, Inc.	4,705,941
96,097	Cal-Maine Foods, Inc.	4,489,652
641,217	Darling Ingredients, Inc.(b)	14,029,828
520,145	Dean Foods Co.	2,621,531
58,309	J & J Snack Foods Corp.	9,146,933
49,797	John B. Sanfilippo & Son, Inc.	3,098,369
38,478	Seneca Foods Corp., Class A(b)	1,287,858

		44,055,421

	Household Products - 12.6%
26,377	Central Garden & Pet Co.(b)	892,862
104,374	Central Garden & Pet Co., Class A(b)	3,246,031
54,022	WD-40 Co.	9,436,563

		13,575,456

	Personal Products - 15.5%
2,419,060	Avon Products, Inc. (United Kingdom)(b)	5,128,407
77,196	Inter Parfums, Inc.	4,768,397
46,541	Medifast, Inc.	6,911,338

		16,808,142

	Tobacco - 4.5%
76,352	Universal Corp.	4,840,717

	Total Investments in Securities (Cost $104,353,874) -100.1%	108,274,567
	Other assets less liabilities - (0.1)%	(55,678)

	Net Assets - 100.0%	$108,218,889

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Energy ETF (PSCE)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Energy Equipment & Services - 54.0%
184,940	Archrock, Inc.	$1,886,388
51,230	Bristow Group, Inc.(b)	200,822
90,843	C&J Energy Services, Inc.(b)	1,560,683
30,596	CARBO Ceramics, Inc.(b)	140,130
29,202	Era Group, Inc.(b)	293,772
45,018	Exterran Corp.(b)	1,012,905
19,477	Geospace Technologies Corp.(b)	302,867
19,609	Gulf Island Fabrication, Inc.	154,911
198,939	Helix Energy Solutions Group, Inc.(b)	1,631,300
29,072	KLX Energy Services Holdings, Inc.(b)	586,964
38,465	Matrix Service Co.(b)	786,225
129,712	Newpark Resources, Inc.(b)	997,485
352,625	Noble Corp. PLC(b)	1,470,446
85,723	Oil States International, Inc.(b)	1,921,910
112,033	Pioneer Energy Services Corp.(b)	283,443
105,081	ProPetro Holding Corp.(b)	1,704,414
24,469	SEACOR Holdings, Inc.(b)	1,016,442
220,812	Superior Energy Services, Inc.(b)	1,203,425
180,020	TETRA Technologies, Inc.(b)	417,646
77,297	Unit Corp.(b)	1,607,778
110,710	US Silica Holdings, Inc.	1,570,975

		20,750,931

	Oil, Gas & Consumable Fuels - 46.0%
26,775	Bonanza Creek Energy, Inc.(b)	710,341
121,779	Carrizo Oil & Gas, Inc.(b)	2,083,639
108,543	Cloud Peak Energy, Inc.(b)	90,905
40,086	CONSOL Energy, Inc.(b)	1,377,355
658,205	Denbury Resources, Inc.(b)	1,487,543
55,784	Green Plains, Inc.	906,490
158,210	HighPoint Resources Corp.(b)	515,764
218,335	Laredo Petroleum, Inc.(b)	954,124
40,088	Par Pacific Holdings, Inc.(b)	678,289
94,464	PDC Energy, Inc.(b)	3,206,108
19,144	Penn Virginia Corp.(b)	1,113,223
53,337	Renewable Energy Group, Inc.(b)	1,437,432
8,188	REX American Resources Corp.(b)	569,803
81,309	Ring Energy, Inc.(b)	568,350
346,649	SRC Energy, Inc.(b)	2,000,165

		17,699,531

	Total Common Stocks (Cost $52,946,627)	38,450,462

	Money Market Fund - 0.0%
8,251	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $8,251)	8,251

	Total Investments in Securities (Cost $52,954,878) - 100.0%	38,458,713
	Other assets less liabilities - (0.0)%	(3,085)

	Net Assets - 100.0%	$38,455,628

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Financials ETF (PSCF)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Banks - 38.1%
34,768	Ameris Bancorp	$1,489,113
37,149	Banc of California, Inc.	638,963
27,441	Banner Corp.	1,646,460
35,213	Berkshire Hills Bancorp, Inc.	1,202,524
73,661	Boston Private Financial Holdings, Inc.	934,758
70,047	Brookline Bancorp, Inc.	1,084,328
25,580	Central Pacific Financial Corp.	717,263
13,463	City Holding Co.	1,033,016
63,827	Columbia Banking System, Inc.	2,596,482
44,520	Community Bank System, Inc.	2,923,183
25,375	Customers Bancorp, Inc.(b)	495,066
89,219	CVB Financial Corp.	2,073,450
27,502	Eagle Bancorp, Inc.(b)	1,585,215
19,199	Fidelity Southern Corp.	455,592
189,194	First BanCorp/Puerto Rico	1,712,206
87,422	First Commonwealth Financial Corp.	1,218,663
85,284	First Financial Bancorp	2,381,129
58,947	First Financial Bankshares, Inc.	3,862,207
89,863	First Midwest Bancorp, Inc.	2,119,868
10,599	Franklin Financial Network, Inc.(b)	357,186
73,622	Glacier Bancorp, Inc.	3,476,431
51,319	Great Western Bancorp, Inc.	1,915,225
23,070	Green Bancorp, Inc.	469,244
28,317	Hanmi Financial Corp.	635,434
28,903	Heritage Financial Corp.	1,010,738
107,565	Hope Bancorp, Inc.	1,634,988
23,989	Independent Bank Corp./MA	1,927,996
39,285	LegacyTexas Financial Group, Inc.	1,524,651
22,464	National Bank Holdings Corp., Class A	836,335
38,024	NBT Bancorp, Inc.	1,481,795
38,306	OFG Bancorp	696,403
131,168	Old National Bancorp	2,456,777
18,815	Opus Bank	406,404
39,126	Pacific Premier Bancorp, Inc.(b)	1,207,820
12,146	Preferred Bank	622,118
30,495	S&T Bancorp, Inc.	1,289,024
44,559	Seacoast Banking Corp. of Florida(b)	1,292,211
39,825	ServisFirst Bancshares, Inc.	1,567,910
80,385	Simmons First National Corp., Class A	2,363,319
28,730	Southside Bancshares, Inc.	980,555
10,772	Tompkins Financial Corp.	880,826
21,025	Triumph Bancorp, Inc.(b)	804,837
68,942	United Community Banks, Inc.	1,782,151
21,062	Veritex Holdings, Inc.(b)	541,083
23,232	Westamerica Bancorporation	1,468,262

		63,799,209

	Capital Markets - 4.3%
41,499	Blucora, Inc.(b)	1,284,809
29,611	Donnelley Financial Solutions, Inc.(b)	493,319
15,156	Greenhill & Co., Inc.	356,621
13,832	INTL. FCStone, Inc.(b)	538,895
28,722	Investment Technology Group, Inc.	865,394
13,213	Piper Jaffray Cos.	943,012
6,241	Virtus Investment Partners, Inc.	592,895

69,472	Waddell & Reed Financial, Inc., Class A	$1,414,450
101,224	WisdomTree Investments, Inc.	717,678

		7,207,073

	Consumer Finance - 6.2%
22,291	Encore Capital Group, Inc.(b)	623,702
29,713	Enova International, Inc.(b)	657,846
44,848	EZCORP, Inc., Class A(b)	426,953
38,613	FirstCash, Inc.	3,438,488
41,211	Green Dot Corp., Class A(b)	3,434,525
39,458	PRA Group, Inc.(b)	1,204,258
5,841	World Acceptance Corp.(b)	636,318

		10,422,090

	Equity REITs - 23.8%
70,999	Acadia Realty Trust REIT	2,035,541
30,038	Agree Realty Corp. REIT	1,789,364
32,906	American Assets Trust, Inc. REIT	1,369,548
42,581	Armada Hoffler Properties, Inc. REIT	647,657
70,537	CareTrust REIT, Inc. REIT	1,412,151
150,381	CBL & Associates Properties, Inc. REIT	392,494
78,198	Cedar Realty Trust, Inc. REIT	280,731
39,932	Chatham Lodging Trust REIT	798,241
52,612	Chesapeake Lodging Trust REIT	1,555,737
15,058	Community Healthcare Trust, Inc. REIT	474,929
181,053	DiamondRock Hospitality Co. REIT	1,908,299
52,598	Easterly Government Properties, Inc. REIT	958,335
31,131	EastGroup Properties, Inc. REIT	3,113,723
58,220	Four Corners Property Trust, Inc. REIT	1,615,023
93,221	Franklin Street Properties Corp. REIT	717,802
29,180	Getty Realty Corp. REIT	892,616
65,636	Global Net Lease, Inc. REIT	1,325,191
86,319	Government Properties Income Trust REIT	759,607
31,553	Hersha Hospitality Trust REIT	602,662
76,170	Independence Realty Trust, Inc. REIT	769,317
59,195	iStar, Inc. REIT	632,203
72,879	Kite Realty Group Trust REIT	1,203,232
185,975	Lexington Realty Trust REIT	1,632,860
34,524	LTC Properties, Inc. REIT	1,603,295
49,235	National Storage Affiliates Trust REIT	1,377,103
55,837	Pennsylvania Real Estate Investment Trust REIT	457,305
17,381	PS Business Parks, Inc. REIT	2,451,069
98,241	Retail Opportunity Investments Corp. REIT	1,778,162
69,818	RPT Realty REIT	997,699
9,994	Saul Centers, Inc. REIT	526,184
91,237	Summit Hotel Properties, Inc. REIT	1,017,292
10,998	Universal Health Realty Income Trust REIT	772,170
25,965	Urstadt Biddle Properties, Inc., Class A REIT	534,360
162,058	Washington Prime Group, Inc. REIT	1,012,862
34,614	Whitestone REIT	487,365

		39,902,129

	Insurance - 14.2%
39,477	Ambac Financial Group, Inc.(b)	690,058
78,643	American Equity Investment Life Holding Co.	2,684,086
16,785	AMERISAFE, Inc.	1,084,143
14,028	eHealth, Inc.(b)	540,359
28,534	Employers Holdings, Inc.	1,282,603
6,388	HCI Group, Inc.	347,188
35,726	Horace Mann Educators Corp.	1,439,043
26,070	James River Group Holdings Ltd.	992,224
61,170	Maiden Holdings Ltd.	154,760
20,224	Navigators Group, Inc. (The)	1,404,961
46,709	ProAssurance Corp.	2,042,585
33,990	RLI Corp.	2,577,122

Schedule of Investments(a)

12,649	Safety Insurance Group, Inc.	$1,110,835
51,251	Selective Insurance Group, Inc.	3,401,529
20,669	Stewart Information Services Corp.	869,338
64,751	Third Point Reinsurance Ltd. (Bermuda)(b)	668,230
18,561	United Fire Group, Inc.	999,881
18,647	United Insurance Holdings Corp.	361,752
27,945	Universal Insurance Holdings, Inc.	1,226,506

		23,877,203

	Mortgage REITs - 5.2%
97,341	Apollo Commercial Real Estate Finance, Inc. REIT	1,843,639
36,476	ARMOUR Residential REIT, Inc. REIT	807,579
80,562	Capstead Mortgage Corp. REIT	622,744
37,788	Granite Point Mortgage Trust, Inc. REIT	716,460
97,244	Invesco Mortgage Capital, Inc. REIT(c)	1,518,951
132,022	New York Mortgage Trust, Inc. REIT	818,536
53,091	PennyMac Mortgage Investment Trust REIT	1,117,566
72,236	Redwood Trust, Inc. REIT	1,205,619

		8,651,094

	Real Estate Management & Development - 1.5%
34,071	HFF, Inc., Class A	1,376,468
18,503	Marcus & Millichap, Inc.(b)	675,175
15,455	RE/MAX Holdings, Inc., Class A	509,551

		2,561,194

	Thrifts & Mortgage Finance - 6.6%
48,261	Axos Financial, Inc.(b)	1,505,743
27,731	Dime Community Bancshares, Inc.	506,091
25,588	Flagstar Bancorp, Inc.(b)	830,331
23,503	HomeStreet, Inc.(b)	625,650
23,886	Meta Financial Group, Inc.	546,034
57,276	NMI Holdings, Inc., Class A(b)	1,119,173
40,950	Northfield Bancorp, Inc.	576,985
89,856	Northwest Bancshares, Inc.	1,611,118
34,187	Oritani Financial Corp.	532,975
53,550	Provident Financial Services, Inc.	1,375,164
84,080	TrustCo Bank Corp. NY	663,391
25,055	Walker & Dunlop, Inc.	1,183,348

		11,076,003

	Total Investments in Securities (Cost $157,853,999) - 99.9%	167,495,995
	Other assets less liabilities - 0.1%	98,890

	Net Assets - 100.0%	$167,594,885

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2018.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$2,433,786	$27,583	$(831,076)	$5,351	$(116,693)	$1,518,951	$58,183

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Health Care ETF (PSCH)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 19.7%
513,535	Acorda Therapeutics, Inc.(b)	$10,491,520
449,183	AMAG Pharmaceuticals, Inc.(b)	8,107,753
711,803	Cytokinetics, Inc.(b)	5,594,772
145,173	Eagle Pharmaceuticals, Inc.(b)	7,316,719
573,549	Emergent BioSolutions, Inc.(b)	41,777,309
204,521	Enanta Pharmaceuticals, Inc.(b)	16,185,792
1,020,444	Momenta Pharmaceuticals, Inc.(b)	12,082,057
973,549	Myriad Genetics, Inc.(b)	31,387,220
1,092,565	Progenics Pharmaceuticals, Inc.(b)	5,670,412
382,808	REGENXBIO, Inc.(b)	22,934,027
508,005	Repligen Corp.(b)	32,852,683
1,288,045	Spectrum Pharmaceuticals, Inc.(b)	18,625,131
682,498	Vanda Pharmaceuticals, Inc.(b)	17,089,750

		230,115,145

	Health Care Equipment & Supplies - 25.0%
483,087	AngioDynamics, Inc.(b)	10,381,540
190,029	Anika Therapeutics, Inc.(b)	6,546,499
336,983	CONMED Corp.	22,901,365
440,844	CryoLife, Inc.(b)	13,366,390
180,296	Cutera, Inc.(b)	3,696,068
87,929	Heska Corp.(b)	9,142,857
385,593	Integer Holdings Corp.(b)	34,155,828
432,987	Invacare Corp.	2,381,428
499,049	Lantheus Holdings, Inc.(b)	9,357,169
205,408	LeMaitre Vascular, Inc.	5,728,829
552,407	Meridian Bioscience, Inc.	10,462,589
713,197	Merit Medical Systems, Inc.(b)	44,967,071
435,723	Natus Medical, Inc.(b)	15,415,880
675,397	Neogen Corp.(b)	43,806,249
797,097	OraSure Technologies, Inc.(b)	10,123,132
246,410	Orthofix Medical, Inc.(b)	14,846,203
173,977	SurModics, Inc.(b)	10,541,266
217,356	Tactile Systems Technology, Inc.(b)	12,224,101
495,296	Varex Imaging Corp.(b)	13,051,050

		293,095,514

	Health Care Providers & Services - 28.6%
128,153	Addus HomeCare Corp.(b)	9,511,516
377,489	Amedisys, Inc.(b)	51,432,876
618,834	AMN Healthcare Services, Inc.(b)	39,419,726
426,381	BioTelemetry, Inc.(b)	30,247,468
1,514,789	Community Health Systems, Inc.(b)	7,195,248
120,549	CorVel Corp.(b)	8,402,265
472,924	Cross Country Healthcare, Inc.(b)	4,289,421
736,838	Diplomat Pharmacy, Inc.(b)	11,406,252
637,972	Ensign Group, Inc. (The)	28,944,790
379,690	LHC Group, Inc.(b)	39,818,090
319,952	Magellan Health, Inc.(b)	17,443,783
812,003	Owens & Minor, Inc.	6,195,583
143,535	Providence Service Corp. (The)(b)	10,163,713
326,033	Quorum Health Corp.(b)	1,437,806
1,411,159	Select Medical Holdings Corp.(b)	27,348,261
521,291	Tivity Health, Inc.(b)	21,352,079
165,299	US Physical Therapy, Inc.	19,668,928

		334,277,805

	Health Care Technology - 10.1%
156,009	Computer Programs & Systems, Inc.	$4,162,320
332,723	HealthStream, Inc.	8,198,295
1,087,523	HMS Holdings Corp.(b)	38,868,072
619,193	NextGen Healthcare, Inc.(b)	10,866,837
511,688	Omnicell, Inc.(b)	39,517,664
218,926	Tabula Rasa HealthCare, Inc.(b)	16,524,535

		118,137,723

	Life Sciences Tools & Services - 3.1%
433,352	Cambrex Corp.(b)	20,727,226
540,555	Luminex Corp.	15,876,101

		36,603,327

	Pharmaceuticals - 13.5%
1,225,970	Akorn, Inc.(b)	8,410,154
452,037	Amphastar Pharmaceuticals, Inc.(b)	9,818,244
107,792	ANI Pharmaceuticals, Inc.(b)	5,992,157
832,825	Assertio Therapeutics, Inc.(b)	4,151,633
1,376,051	Corcept Therapeutics, Inc.(b)	19,168,390
2,596,872	Endo International PLC(b)	31,240,370
886,175	Innoviva, Inc.(b)	16,181,556
440,997	Lannett Co., Inc.(b)	2,601,882
855,744	Medicines Co. (The)(b)	18,937,615
262,190	Phibro Animal Health Corp., Class A	8,888,241
680,348	Supernus Pharmaceuticals, Inc.(b)	32,262,102

		157,652,344

	Total Common Stocks (Cost $1,168,671,751)	1,169,881,858

	Money Market Fund - 0.0%
115,893	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $115,893)	115,893

	Total Investments in Securities (Cost $1,168,787,644) - 100.0%	1,169,997,751
	Other assets less liabilities - 0.0%	14,014

	Net Assets - 100.0%	$1,170,011,765

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Industrials ETF (PSCI)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Aerospace & Defense - 12.2%
26,520	AAR Corp.	$1,158,659
56,826	Aerojet Rocketdyne Holdings, Inc.(b)	2,000,843
17,395	Aerovironment, Inc.(b)	1,332,457
47,655	Axon Enterprise, Inc.(b)	2,071,563
23,000	Cubic Corp.	1,407,370
14,819	Engility Holdings, Inc.(b)	463,390
39,553	Mercury Systems, Inc.(b)	2,049,241
26,528	Moog, Inc., Class A	2,319,873
4,110	National Presto Industries, Inc.	528,053
40,749	Triumph Group, Inc.	684,991

		14,016,440

	Air Freight & Logistics - 4.0%
20,922	Atlas Air Worldwide Holdings, Inc.(b)	1,114,096
23,354	Echo Global Logistics, Inc.(b)	592,491
24,081	Forward Air Corp.	1,572,008
27,674	Hub Group, Inc., Class A(b)	1,229,833

		4,508,428

	Airlines - 4.8%
10,481	Allegiant Travel Co.	1,408,751
41,633	Hawaiian Holdings, Inc.	1,671,149
42,554	SkyWest, Inc.	2,454,515

		5,534,415

	Building Products - 11.6%
33,450	AAON, Inc.	1,269,427
12,809	American Woodmark Corp.(b)	856,794
23,128	Apogee Enterprises, Inc.	843,016
26,177	Gibraltar Industries, Inc.(b)	946,560
27,614	Griffon Corp.	335,786
14,832	Insteel Industries, Inc.	408,473
19,065	Patrick Industries, Inc.(b)	757,262
47,378	PGT Innovations, Inc.(b)	912,974
28,767	Quanex Building Products Corp.	454,231
34,067	Simpson Manufacturing Co., Inc.	1,992,920
48,014	Trex Co., Inc.(b)	3,059,932
50,577	Universal Forest Products, Inc.	1,398,960

		13,236,335

	Commercial Services & Supplies - 13.5%
54,026	ABM Industries, Inc.	1,711,544
39,544	Brady Corp., Class A	1,722,537
26,838	Essendant, Inc.	339,232
48,670	Interface, Inc.	788,454
27,300	LSC Communications, Inc.	273,546
26,258	Matthews International Corp., Class A	1,106,250
36,643	Mobile Mini, Inc.	1,481,110
11,401	Multi-Color Corp.	506,204
57,592	RR Donnelley & Sons Co.	364,557
24,560	Team, Inc.(b)	410,398
45,239	Tetra Tech, Inc.	2,757,769
12,605	UniFirst Corp.	1,946,338
18,043	US Ecology, Inc.	1,257,056
16,628	Viad Corp.	837,220

		15,502,215

	Construction & Engineering - 3.3%
26,433	Aegion Corp.(b)	504,870

40,410	Arcosa, Inc.(b)	$1,104,810
30,555	Comfort Systems USA, Inc.	1,609,026
13,553	MYR Group, Inc.(b)	424,209
23,634	Orion Group Holdings, Inc.(b)	103,044

		3,745,959

	Electrical Equipment - 2.2%
21,292	AZZ, Inc.	1,016,480
17,055	Encore Wire Corp.	852,068
7,131	Powell Industries, Inc.	217,994
13,131	Vicor Corp.(b)	470,090

		2,556,632

	Industrial Conglomerates - 1.1%
29,464	Raven Industries, Inc.	1,188,872

	Machinery - 29.6%
49,977	Actuant Corp., Class A	1,279,411
7,867	Alamo Group, Inc.	651,466
23,686	Albany International Corp., Class A	1,713,919
18,892	Astec Industries, Inc.	673,878
38,485	Barnes Group, Inc.	2,311,024
34,677	Briggs & Stratton Corp.	517,381
25,313	Chart Industries, Inc.(b)	1,608,894
16,228	CIRCOR International, Inc.	537,147
17,149	EnPro Industries, Inc.	1,206,947
21,257	ESCO Technologies, Inc.	1,493,942
49,248	Federal Signal Corp.	1,155,358
31,820	Franklin Electric Co., Inc.	1,439,855
26,419	Greenbrier Cos., Inc. (The)	1,292,153
66,315	Harsco Corp.(b)	1,773,926
50,934	Hillenbrand, Inc.	2,256,886
25,822	John Bean Technologies Corp.	2,131,348
8,800	Lindsay Corp.	890,208
14,218	Lydall, Inc.(b)	314,645
47,276	Mueller Industries, Inc.	1,126,114
22,096	Proto Labs, Inc.(b)	2,843,534
35,219	SPX Corp.(b)	1,041,778
34,917	SPX FLOW, Inc.(b)	1,310,435
10,493	Standex International Corp.	836,292
14,786	Tennant Co.	884,942
41,160	Titan International, Inc.	267,952
46,801	Wabash National Corp.	727,288
22,707	Watts Water Technologies, Inc., Class A	1,674,868

		33,961,591

	Marine - 1.2%
35,039	Matson, Inc.	1,378,785

	Professional Services - 9.9%
42,535	Exponent, Inc.	2,140,361
8,280	Forrester Research, Inc.	387,007
31,220	FTI Consulting, Inc.(b)	2,193,205
15,509	Heidrick & Struggles International, Inc.	568,560
25,466	Kelly Services, Inc., Class A	583,681
46,528	Korn/Ferry International	2,278,476
34,875	Navigant Consulting, Inc.	893,498
24,548	Resources Connection, Inc.	413,388
33,236	TrueBlue, Inc.(b)	839,209
32,536	WageWorks, Inc.(b)	1,084,425

		11,381,810

	Road & Rail - 3.1%
21,011	ArcBest Corp.	845,903
38,872	Heartland Express, Inc.	806,594
31,748	Marten Transport Ltd.	618,451
21,082	Saia, Inc.(b)	1,271,455

		3,542,403

Schedule of Investments(a)

	Trading Companies & Distributors - 3.6%
31,640	Applied Industrial Technologies, Inc.	$2,063,877
12,943	DXP Enterprises, Inc.(b)	468,925
22,972	Kaman Corp.	1,304,120
10,370	Veritiv Corp.(b)	314,730

		4,151,652

	Total Common Stocks (Cost $112,160,521)	114,705,537

	Money Market Fund - 0.0%
36,478	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $36,478)	36,478

	Total Investments in Securities (Cost $112,196,999) - 100.1%	114,742,015
	Other assets less liabilities - (0.1)%	(78,046)

	Net Assets - 100.0%	$114,663,969

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Information Technology ETF (PSCT)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Communications Equipment - 11.3%
166,528	ADTRAN, Inc.	$2,073,274
65,277	Applied Optoelectronics, Inc.(b)	1,344,053
123,071	CalAmp Corp.(b)	2,178,357
82,470	Comtech Telecommunications Corp.	2,106,284
95,032	Digi International, Inc.(b)	1,125,179
412,735	Extreme Networks, Inc.(b)	2,715,796
408,867	Finisar Corp.(b)	9,547,044
300,102	Harmonic, Inc.(b)	1,686,573
110,956	NETGEAR, Inc.(b)	6,146,962
595,407	Oclaro, Inc.(b)	4,804,935
790,836	Viavi Solutions, Inc.(b)	8,019,077

		41,747,534

	Electronic Equipment, Instruments & Components - 29.6%
100,390	Anixter International, Inc.(b)	6,420,944
101,558	Badger Meter, Inc.	5,636,469
34,318	Bel Fuse, Inc., Class B	772,498
152,474	Benchmark Electronics, Inc.	3,634,980
91,031	Control4 Corp.(b)	1,981,745
115,417	CTS Corp.	3,348,247
136,875	Daktronics, Inc.	1,225,031
119,084	Electro Scientific Industries, Inc.(b)	3,501,070
47,859	ePlus, Inc.(b)	3,912,473
127,162	Fabrinet (Thailand)(b)	6,705,252
59,228	FARO Technologies, Inc.(b)	2,944,816
205,085	II-VI, Inc.(b)	7,674,281
123,719	Insight Enterprises, Inc.(b)	5,515,393
116,524	Itron, Inc.(b)	6,310,940
200,099	KEMET Corp.	4,098,028
314,296	Knowles Corp.(b)	4,789,871
129,022	Methode Electronics, Inc.	3,909,367
62,301	MTS Systems Corp.	3,205,386
58,696	OSI Systems, Inc.(b)	4,249,590
67,090	Park Electrochemical Corp.	1,194,873
112,442	Plexus Corp.(b)	6,863,460
64,136	Rogers Corp.(b)	8,251,738
237,068	Sanmina Corp.(b)	6,410,319
89,280	ScanSource, Inc.(b)	3,396,211
321,868	TTM Technologies, Inc.(b)	3,827,011

		109,779,993

	IT Services - 13.7%
2	CACI International, Inc., Class A(b)	330
130,228	Cardtronics PLC, Class A(b)	4,224,596
116,907	CSG Systems International, Inc.	4,099,929
210,537	EVERTEC, Inc.	5,753,976
119,694	ExlService Holdings, Inc.(b)	6,937,464
92,056	ManTech International Corp., Class A	5,182,753
232,181	NIC, Inc.	3,018,353
121,428	Perficient, Inc.(b)	3,073,343
138,916	Sykes Enterprises, Inc.(b)	3,836,860
440,248	Travelport Worldwide Ltd.	6,726,989
48,319	TTEC Holdings, Inc.	1,413,331
177,949	Unisys Corp.(b)	2,405,870

95,446	Virtusa Corp.(b)	$4,231,121

		50,904,915

	Semiconductors & Semiconductor Equipment - 25.3%
136,441	Advanced Energy Industries, Inc.(b)	6,418,185
112,867	Axcelis Technologies, Inc.(b)	2,248,311
246,410	Brooks Automation, Inc.	7,481,007
97,951	Cabot Microelectronics Corp.	10,527,773
76,851	CEVA, Inc.(b)	1,997,357
141,173	Cohu, Inc.	2,766,991
138,030	Diodes, Inc.(b)	4,807,585
68,098	DSP Group, Inc.(b)	835,562
257,653	FormFactor, Inc.(b)	4,248,698
79,718	Ichor Holdings Ltd.(b)	1,450,868
213,841	Kopin Corp.(b)	354,976
235,711	Kulicke & Soffa Industries, Inc. (Singapore)	5,091,357
217,789	MaxLinear, Inc., Class A(b)	4,442,896
84,197	Nanometrics, Inc.(b)	2,704,408
96,421	PDF Solutions, Inc.(b)	891,894
238,558	Photronics, Inc.(b)	2,314,013
102,580	Power Integrations, Inc.	6,499,469
374,451	Rambus, Inc.(b)	3,265,213
111,280	Rudolph Technologies, Inc.(b)	2,361,362
231,002	Semtech Corp.(b)	12,321,647
149,188	SolarEdge Technologies, Inc.(b)	5,807,889
135,817	Ultra Clean Holdings, Inc.(b)	1,276,680
170,198	Veeco Instruments, Inc.(b)	1,490,934
171,265	Xperi Corp.	2,414,836

		94,019,911

	Software - 16.5%
325,535	8x8, Inc.(b)	6,416,295
61,547	Agilysys, Inc.(b)	1,014,910
121,456	Alarm.com Holdings, Inc.(b)	6,176,038
127,675	Bottomline Technologies (DE), Inc.(b)	7,031,062
79,092	Ebix, Inc.	3,734,724
200,282	LivePerson, Inc.(b)	3,779,322
32,902	MicroStrategy, Inc., Class A(b)	4,265,415
146,871	Monotype Imaging Holdings, Inc.	2,533,525
109,450	OneSpan, Inc.(b)	1,857,367
157,026	Progress Software Corp.	5,521,034
116,992	Qualys, Inc.(b)	9,214,290
60,962	SPS Commerce, Inc.(b)	5,195,791
431,768	TiVo Corp.	4,274,503

		61,014,276

	Technology Hardware, Storage & Peripherals - 3.7%
397,771	3D Systems Corp.(b)	4,924,405
142,417	Cray, Inc.(b)	3,732,750
265,439	Diebold Nixdorf, Inc.	867,985
154,793	Electronics For Imaging, Inc.(b)	4,284,670

		13,809,810

	Total Common Stocks (Cost $365,605,933)	371,276,439

	Money Market Fund - 0.1%
353,434	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $353,434)	353,434

	Total Investments in Securities (Cost $365,959,367) - 100.2%	371,629,873
	Other assets less liabilities - (0.2)%	(777,461)

	Net Assets - 100.0%	$370,852,412

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Materials ETF (PSCM)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 98.3%
	Chemicals - 63.8%
22,015	AdvanSix, Inc.(b)	$632,051
19,350	American Vanguard Corp.	323,532
23,385	Balchem Corp.	2,027,479
18,715	FutureFuel Corp.	323,208
36,745	H.B. Fuller Co.	1,772,579
6,991	Hawkins, Inc.	291,804
30,520	Ingevity Corp.(b)	2,991,265
14,218	Innophos Holdings, Inc.	394,407
14,915	Innospec, Inc.	1,099,832
15,356	Koppers Holdings, Inc.(b)	286,236
23,145	Kraton Corp.(b)	606,399
14,732	LSB Industries, Inc.(b)	112,994
9,678	Quaker Chemical Corp.	1,995,991
37,173	Rayonier Advanced Materials, Inc.	548,302
13,645	Stepan Co.	1,102,789
18,533	Tredegar Corp.	308,760

		14,817,628

	Construction Materials - 2.0%
11,585	US Concrete, Inc.(b)	455,638

	Containers & Packaging - 1.8%
25,527	Myers Industries, Inc.	421,196

	Metals & Mining - 17.6%
229,014	AK Steel Holding Corp.(b)	705,363
35,572	Century Aluminum Co.(b)	319,437
9,071	Haynes International, Inc.	299,071
11,262	Kaiser Aluminum Corp.	1,100,635
14,697	Materion Corp.	777,177
6,625	Olympic Steel, Inc.	121,635
46,983	SunCoke Energy, Inc.(b)	458,554
28,450	TimkenSteel Corp.(b)	314,088

		4,095,960

	Paper & Forest Products - 12.9%
28,230	Boise Cascade Co.	750,353
11,936	Clearwater Paper Corp.(b)	367,748
12,225	Neenah, Inc.	842,058
31,777	P.H. Glatfelter Co.	405,157
22,325	Schweitzer-Mauduit International, Inc.	636,486

		3,001,802

	Specialty Chemicals - 0.2%
21,045	A. Schulman, Inc.(b)(c)	42,090

	Total Investments in Securities (Cost $27,373,392) - 98.3%	22,834,314
	Other assets less liabilities - 1.7%	399,567

	Net Assets - 100.0%	$23,233,881

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See additional valuation information.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 98.9%
	Diversified Telecommunication Services - 25.5%
29,027	ATN International, Inc.	$2,454,523
134,179	Cincinnati Bell, Inc.(b)	1,666,503
62,428	Cogent Communications Holdings, Inc.	3,027,134
190,614	Consolidated Communications Holdings, Inc.	2,622,849
283,059	Frontier Communications Corp.	1,010,520
150,960	Iridium Communications, Inc.(b)	3,604,925
467,866	Vonage Holdings Corp.(b)	4,954,701

		19,341,155

	Electric Utilities - 6.3%
86,567	El Paso Electric Co.	4,791,483

	Entertainment - 3.0%
52,650	Marcus Corp. (The)	2,235,519

	Gas Utilities - 23.1%
50,113	Northwest Natural Holding Co.	3,323,995
181,888	South Jersey Industries, Inc.	5,674,906
107,774	Spire, Inc.	8,504,446

		17,503,347

	Interactive Media & Services - 5.1%
98,351	QuinStreet, Inc.(b)	1,587,385
65,837	XO Group, Inc.(b)	2,271,377

		3,858,762

	Media - 15.9%
153,618	E.W. Scripps Co. (The), Class A	2,708,285
302,280	Gannett Co., Inc.	3,134,644
145,163	New Media Investment Group, Inc.	1,916,152
74,169	Scholastic Corp.	3,427,349
58,289	TechTarget, Inc.(b)	838,779

		12,025,209

	Multi-Utilities - 9.6%
139,727	Avista Corp.	7,268,599

	Water Utilities - 9.5%
53,785	American States Water Co.	3,607,898
78,653	California Water Service Group	3,596,015

		7,203,913

	Wireless Telecommunication Services - 0.9%
48,410	Spok Holdings, Inc.	705,334

	Total Common Stocks (Cost $70,511,844)	74,933,321

	Money Market Fund - 0.1%
41,218	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $41,218)	41,218

Total Investments in Securities (Cost $70,553,062) - 99.0%	$74,974,539
Other assets less liabilities - 1.0%	758,661

Net Assets - 100.0%	$75,733,200

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco KBW Bank ETF (KBWB)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 11.8%
719,280	Bank of New York Mellon Corp. (The)	$36,906,257
339,652	Northern Trust Corp.	33,703,668
431,601	State Street Corp.	31,515,505

		102,125,430

	Consumer Finance - 3.9%
378,549	Capital One Financial Corp.	33,948,274

	Diversified Banks - 41.1%
2,425,507	Bank of America Corp.	68,884,399
1,053,073	Citigroup, Inc.	68,228,600
654,747	JPMorgan Chase & Co.	72,801,319
1,386,452	US Bancorp	75,506,176
1,282,848	Wells Fargo & Co.	69,632,989

		355,053,483

	Regional Banks - 42.3%
726,103	BB&T Corp.	37,103,863
724,001	Citizens Financial Group, Inc.	26,324,676
260,729	Comerica, Inc.	20,644,522
1,016,290	Fifth Third Bancorp	28,384,980
247,422	First Republic Bank	24,531,891
1,679,729	Huntington Bancshares, Inc.	24,507,246
1,600,338	KeyCorp	29,350,199
211,744	M&T Bank Corp.	35,786,853
530,649	People’s United Financial, Inc.	8,946,742
261,324	PNC Financial Services Group, Inc. (The)	35,482,573
1,677,057	Regions Financial Corp.	27,587,588
509,930	SunTrust Banks, Inc.	31,967,512
80,948	SVB Financial Group(b)	20,626,360
295,722	Zions Bancorp NA	14,389,833

		365,634,838

	Thrifts & Mortgage Finance - 0.9%
745,928	New York Community Bancorp, Inc.	7,929,214

	Total Investments in Securities (Cost $947,398,042) - 100.0%	864,691,239
	Other assets less liabilities - (0.0)%	(10,531)

	Net Assets - 100.0%	$864,680,708

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco KBW High Dividend Yield Financial ETF (KBWD)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.1%
	Asset Management & Custody Banks - 29.7%
1,395,490	Arlington Asset Investment Corp., Class A	$11,987,259
280,575	Artisan Partners Asset Management, Inc., Class A	7,640,057
2,162,562	BlackRock Capital Investment Corp.	12,672,613
258,673	Federated Investors, Inc., Class B	6,849,661
265,435	Invesco Ltd.(b)	5,401,602
231,808	Janus Henderson Group PLC (United Kingdom)	5,424,307
1,622,611	Medley Capital Corp.	5,646,686
459,867	Newtek Business Services Corp.	9,813,562
1,644,432	Prospect Capital Corp.	11,280,804
476,000	Stellus Capital Investment Corp.	6,492,640
976,469	THL Credit, Inc.	7,001,283

		90,210,474

	Consumer Finance - 1.7%
441,936	Navient Corp.	5,082,264

	Investment Banking & Brokerage - 4.0%
602,107	BGC Partners, Inc.(c)	1,761,194
97,568	Lazard Ltd., Class A	3,914,428
259,518	Virtu Financial, Inc., Class A	6,532,068

		12,207,690

	Mortgage REITs - 42.2%
726,976	AG Mortgage Investment Trust, Inc. REIT	13,201,884
766,235	AGNC Investment Corp. REIT	13,562,360
1,010,326	Annaly Capital Management, Inc. REIT	10,143,673
626,151	Apollo Commercial Real Estate Finance, Inc. REIT	11,859,300
740,307	Chimera Investment Corp. REIT	14,206,491
2,218,404	Dynex Capital, Inc. REIT	13,376,976
745,099	New Residential Investment Corp. REIT	12,815,703
1,954,155	Orchid Island Capital, Inc. REIT	13,229,630
605,024	PennyMac Mortgage Investment Trust REIT	12,735,755
1,277,625	Western Asset Mortgage Capital Corp. REIT	12,891,236

		128,023,008

	Property & Casualty Insurance - 5.7%
117,486	HCI Group, Inc.	6,385,364
110,553	Mercury General Corp.	6,262,828
203,695	Old Republic International Corp.	4,593,322

		17,241,514

	Real Estate Services - 0.7%
275,170	Newmark Group, Inc., Class A	2,248,134

	Regional Banks - 5.8%
120,950	PacWest Bancorp	4,867,028
262,475	People’s United Financial, Inc.	4,425,329
112,553	United Bankshares, Inc.	4,071,042
389,305	Valley National Bancorp	4,212,280

		17,575,679

	Reinsurance - 1.5%
1,779,398	Maiden Holdings Ltd.	4,501,877

	Thrifts & Mortgage Finance - 6.7%
753,150	New York Community Bancorp, Inc.	8,005,984
263,162	Northwest Bancshares, Inc.	4,718,495

489,524	Oritani Financial Corp.	$7,631,679

		20,356,158

	Trading Companies & Distributors - 2.1%
187,218	Triton International Ltd. (Bermuda)	6,380,389

	Total Investments in Securities (Cost $ 323,624,940) - 100.1%	303,827,187
	Other assets less liabilities - (0.1)%	(268,869)

	Net Assets - 100.0%	$303,558,318

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2018.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2018	Dividend Income
Invesco Ltd.	$5,020,367	$1,904,929	$(474,482)	$(956,216)	$(92,996)	$5,401,602	$79,740

(c)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 99.6%
	Diversified - 12.8%
763,144	Gladstone Commercial Corp.	$14,606,576
913,090	Global Net Lease, Inc.	18,435,287
1,641,415	Lexington Realty Trust	14,411,624

		47,453,487

	Health Care - 17.1%
1,476,909	MedEquities Realty Trust, Inc.	10,102,058
890,393	Medical Properties Trust, Inc.	15,377,087
2,609,042	New Senior Investment Group, Inc.	13,854,013
652,894	Sabra Health Care REIT, Inc.	12,594,325
861,508	Senior Housing Properties Trust	11,854,350

		63,781,833

	Hotel & Resort - 20.1%
776,873	Apple Hospitality REIT, Inc.	12,328,974
2,298,301	Ashford Hospitality Trust, Inc.	11,376,590
967,544	Braemar Hotels & Resorts, Inc.	9,191,668
578,591	Chatham Lodging Trust	11,566,034
297,929	Chesapeake Lodging Trust	8,809,761
405,558	Hersha Hospitality Trust	7,746,158
508,737	Hospitality Properties Trust	13,654,501

		74,673,686

	Office - 4.9%
988,540	Franklin Street Properties Corp.	7,611,758
1,213,101	Government Properties Income Trust	10,675,289

		18,287,047

	Residential - 3.7%
1,360,775	Independence Realty Trust, Inc.	13,743,827

	Retail - 29.5%
838,250	Kite Realty Group Trust	13,839,507
1,628,296	Pennsylvania Real Estate Investment Trust	13,335,744
910,683	RPT Realty	13,013,660
1,566,257	SITE Centers Corp.	19,484,237
487,749	Tanger Factory Outlet Centers, Inc.	11,535,264
3,366,458	Washington Prime Group, Inc.	21,040,363
1,235,759	Whitestone	17,399,487

		109,648,262

	Specialized - 11.5%
517,516	CoreCivic, Inc.	11,359,476
176,896	EPR Properties	12,529,544
809,250	Farmland Partners, Inc.	5,017,350
589,076	GEO Group, Inc. (The)	13,690,126

		42,596,496

	Total Real Estate Investment Trusts (Cost $410,208,032)	370,184,638

	Money Market Fund - 0.1%
346,132	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $346,132)	346,132

	Total Investments in Securities (Cost $410,554,164) - 99.7%	370,530,770
	Other assets less liabilities - 0.3%	1,284,877

	Net Assets - 100.0%	$371,815,647

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco KBW Property & Casualty Insurance ETF (KBWP)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Multi-line Insurance - 18.3%
24,090	American Financial Group, Inc.	$2,465,852
100,907	American International Group, Inc.	4,364,228
26,090	Assurant, Inc.	2,536,992
53,258	Hartford Financial Services Group, Inc. (The)	2,353,471

		11,720,543

	Property & Casualty Insurance - 72.3%
53,348	Allstate Corp. (The)	4,758,108
87,753	Arch Capital Group Ltd.(b)	2,511,491
19,157	Argo Group International Holdings Ltd.	1,327,963
33,646	Aspen Insurance Holdings Ltd. (Bermuda)	1,408,422
46,638	Axis Capital Holdings Ltd.	2,581,413
39,672	Chubb Ltd.	5,305,733
34,989	Cincinnati Financial Corp.	2,859,651
21,901	Hanover Insurance Group, Inc. (The)	2,512,264
32,976	Kemper Corp.	2,509,474
31,188	Mercury General Corp.	1,766,800
30,223	ProAssurance Corp.	1,321,652
79,450	Progressive Corp. (The)	5,266,740
24,993	RLI Corp.	1,894,969
33,163	Selective Insurance Group, Inc.	2,201,028
40,769	Travelers Cos., Inc. (The)	5,315,055
34,278	W.R. Berkley Corp.	2,700,421

		46,241,184

	Reinsurance - 9.4%
12,029	Everest Re Group Ltd.	2,671,400
46,864	Maiden Holdings Ltd.	118,566
20,176	RenaissanceRe Holdings Ltd. (Bermuda)	2,675,539
56,156	Third Point Reinsurance Ltd. (Bermuda)(b)	579,530

		6,045,035

	Total Common Stocks (Cost $60,674,167)	64,006,762

	Money Market Fund - 0.1%
47,283	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $47,283)	47,283

	Total Investments in Securities (Cost $60,721,450) - 100.1%	64,054,045
	Other assets less liabilities - (0.1)%	(48,181)

	Net Assets - 100.0%	$64,005,864

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco KBW Regional Banking ETF (KBWR)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Regional Banks - 97.2%
101,867	Associated Banc-Corp.	$2,360,258
79,766	BancorpSouth Bank	2,455,995
33,392	Bank of Hawaii Corp.	2,663,012
68,608	Bank OZK	1,859,277
71,561	BankUnited, Inc.	2,471,717
71,531	Boston Private Financial Holdings, Inc.	907,728
68,021	Brookline Bancorp, Inc.	1,052,965
65,623	Cathay General Bancorp	2,596,702
48,597	Chemical Financial Corp.	2,293,778
61,977	Columbia Banking System, Inc.	2,521,224
73,871	Commerce Bancshares, Inc.	4,655,350
41,976	Community Bank System, Inc.	2,756,144
42,171	Cullen/Frost Bankers, Inc.	4,230,595
115,421	CVB Financial Corp.	2,682,384
87,581	East West Bancorp, Inc.	4,702,224
206,384	F.N.B. Corp.	2,530,268
84,894	First Commonwealth Financial Corp.	1,183,422
82,811	First Financial Bancorp	2,312,083
45,958	First Financial Bankshares, Inc.	3,011,168
95,753	First Hawaiian, Inc.	2,491,493
150,699	First Horizon National Corp.	2,485,027
87,258	First Midwest Bancorp, Inc.	2,058,416
148,802	Fulton Financial Corp.	2,590,643
60,768	Glacier Bancorp, Inc.	2,869,465
53,848	Hancock Whitney Corp.	2,165,767
118,576	Home BancShares, Inc.	2,325,275
109,942	Hope Bancorp, Inc.	1,671,118
32,035	IBERIABANK Corp.	2,394,616
216,865	Investors Bancorp, Inc.	2,663,102
148,137	Old National Bancorp	2,774,606
80,788	PacWest Bancorp	3,250,909
43,003	Pinnacle Financial Partners, Inc.	2,466,222
55,142	Popular, Inc.	3,110,009
37,091	Prosperity Bancshares, Inc.	2,573,745
36,527	Signature Bank	4,504,875
121,482	Sterling Bancorp	2,344,603
55,451	Synovus Financial Corp.	2,096,602
109,502	TCF Financial Corp.	2,462,700
31,225	Texas Capital Bancshares, Inc.(b)	1,862,884
57,198	Trustmark Corp.	1,849,783
36,894	UMB Financial Corp.	2,496,617
129,713	Umpqua Holdings Corp.	2,495,678
70,454	United Bankshares, Inc.	2,548,321
66,942	United Community Banks, Inc.	1,730,451
230,363	Valley National Bancorp	2,492,528
42,457	Webster Financial Corp.	2,554,638
48,150	Western Alliance Bancorp(b)	2,256,791
31,348	Wintrust Financial Corp.	2,424,768

		121,257,946

	Thrifts & Mortgage Finance - 2.8%
56,749	Provident Financial Services, Inc.	1,457,314
70,661	Washington Federal, Inc.	2,035,744

		3,493,058

	Total Common Stocks (Cost $136,937,983)	124,751,004

	Money Market Fund - 0.1%
116,792	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $116,792)	116,792

Total Investments in Securities (Cost $137,054,775) - 100.1%	$124,867,796
Other assets less liabilities - (0.1)%	(149,065)

Net Assets - 100.0%	$124,718,731

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Communication Services - 3.9%
99	Alphabet, Inc., Class A(b)	$109,856
98	Alphabet, Inc., Class C(b)	107,254
3,513	AMC Networks, Inc., Class A(b)	210,288
6,357	AT&T, Inc.	198,593
319	Cable One, Inc.	286,874
4,044	CBS Corp., Class B	219,104
6,246	Cinemark Holdings, Inc.	239,659
1,574	Electronic Arts, Inc.(b)	132,326
1,107	Facebook, Inc., Class A(b)	155,655
1,374	IAC/InterActiveCorp.(b)	244,517
9,365	Interpublic Group of Cos., Inc. (The)	220,078
3,023	John Wiley & Sons, Inc., Class A	167,142
1,493	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	59,407
3,019	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	121,122
8,725	Lions Gate Entertainment Corp., Class A	169,352
9,243	Lions Gate Entertainment Corp., Class B	166,651
2,971	Omnicom Group, Inc.	228,678
29,061	Sirius XM Holdings, Inc.	181,050
8,140	Telephone & Data Systems, Inc.	290,842
3,754	T-Mobile US, Inc.(b)	256,961
5,866	Tribune Media Co., Class A	236,165
3,660	Twenty-First Century Fox, Inc., Class A	181,060
1,710	Twenty-First Century Fox, Inc., Class B	83,841
5,781	United States Cellular Corp.(b)	322,927
4,350	Verizon Communications, Inc.	262,305
6,685	Viacom, Inc., Class A	227,691
2,115	Walt Disney Co. (The)	244,261
5,954	Zayo Group Holdings, Inc.(b)	156,709

		5,480,368

	Consumer Discretionary - 13.6%
3,908	Adient PLC	92,541
1,635	Advance Auto Parts, Inc.	290,556
2,151	Aptiv PLC	154,657
5,298	Aramark	201,642
4,453	AutoNation, Inc.(b)	165,340
321	AutoZone, Inc.(b)	259,711
2,978	Best Buy Co., Inc.	192,349
101	Booking Holdings, Inc.(b)	191,080
4,184	BorgWarner, Inc.	165,603
2,046	Bright Horizons Family Solutions, Inc.(b)	248,957
3,210	Brunswick Corp.	170,258
1,520	Burlington Stores, Inc.(b)	251,955
2,993	CarMax, Inc.(b)	197,748
3,297	Carnival Corp.	198,776
1,869	Carter’s, Inc.	172,882
479	Chipotle Mexican Grill, Inc.(b)	226,668
2,563	Choice Hotels International, Inc.	199,581
2,382	Columbia Sportswear Co.	217,548
4,886	D.R. Horton, Inc.	181,857
2,363	Darden Restaurants, Inc.	261,206
2,148	Dollar General Corp.	238,407

2,153	Dollar Tree, Inc.(b)	$186,816
836	Domino’s Pizza, Inc.	231,840
3,284	Dunkin’ Brands Group, Inc.	243,016
10,445	Extended Stay America, Inc.	190,099
4,373	Floor & Decor Holdings, Inc., Class A(b)	144,877
3,802	Foot Locker, Inc.	214,433
17,927	Ford Motor Co.	168,693
1,802	frontdoor, Inc.(b)	41,969
7,172	Gap, Inc. (The)	195,724
3,404	Garmin Ltd.	226,911
139	Garrett Motion, Inc. (Switzerland)(b)	1,598
8,807	Gentex Corp.	198,334
2,262	Genuine Parts Co.	234,592
8,417	Goodyear Tire & Rubber Co. (The)	194,938
353	Graham Holdings Co., Class B	232,613
1,916	Grand Canyon Education, Inc.(b)	234,442
7,372	H&R Block, Inc.	199,118
11,134	Hanesbrands, Inc.	177,142
5,044	Harley-Davidson, Inc.	213,311
2,437	Hasbro, Inc.	221,767
5,132	Hilton Grand Vacations, Inc.(b)	164,532
2,595	Hilton Worldwide Holdings, Inc.	196,026
1,110	Home Depot, Inc. (The)	200,155
2,572	Hyatt Hotels Corp., Class A	183,409
3,102	Kohl’s Corp.	208,361
2,581	Las Vegas Sands Corp.	141,800
1,061	Lear Corp.	144,561
4,925	Leggett & Platt, Inc.	190,795
3,774	Lennar Corp., Class A	161,263
208	Lennar Corp., Class B	7,188
6,638	LKQ Corp.(b)	184,802
2,172	Lowe’s Cos., Inc.	204,972
1,988	Lululemon Athletica, Inc.(b)	263,509
5,821	Macy’s, Inc.	199,195
1,524	Marriott International, Inc., Class A	175,306
1,308	McDonald’s Corp.	246,571
6,490	MGM Resorts International	174,970
3,478	Michael Kors Holdings Ltd.(b)	152,163
10,790	Michaels Cos., Inc. (The)(b)	183,106
997	Mohawk Industries, Inc.(b)	127,676
2,870	NIKE, Inc., Class B	215,594
4,292	Nordstrom, Inc.	226,918
3,928	Norwegian Cruise Line Holdings Ltd.(b)	201,585
70	NVR, Inc.(b)	171,500
766	O’Reilly Automotive, Inc.(b)	265,633
4,275	Penske Automotive Group, Inc.	186,390
1,835	Polaris Industries, Inc.	177,995
1,437	Pool Corp.	233,527
6,849	PulteGroup, Inc.	181,635
1,334	PVH Corp.	147,420
1,523	Ralph Lauren Corp., Class A	169,662
2,667	Ross Stores, Inc.	233,629
1,955	Royal Caribbean Cruises Ltd.	221,052
5,678	Service Corp. International	262,324
3,607	ServiceMaster Global Holdings, Inc.(b)	159,682
3,194	Six Flags Entertainment Corp.	195,984
6,942	Skechers U.S.A., Inc., Class A(b)	187,434
3,607	Starbucks Corp.	240,659
4,790	Tapestry, Inc.	186,475
2,884	Target Corp.	204,649
4,470	Tempur Sealy International, Inc.(b)	227,881
2,166	Thor Industries, Inc.	146,876
1,607	Tiffany & Co.	146,237
4,691	TJX Cos., Inc. (The)	229,155
5,192	Toll Brothers, Inc.	171,180
2,814	Tractor Supply Co.	267,696

Schedule of Investments(a)

835	Ulta Beauty, Inc.(b)	$248,655
4,967	Urban Outfitters, Inc.(b)	189,193
861	Vail Resorts, Inc.	240,374
2,573	VF Corp.	209,159
1,648	Visteon Corp.(b)	121,655
12,730	Wendy’s Co. (The)	228,249
1,424	Whirlpool Corp.	179,609
3,788	Williams-Sonoma, Inc.	214,514
4,143	Wyndham Destinations, Inc.	171,810
1,057	Wynn Resorts Ltd.	115,636
5,261	Yum China Holdings, Inc. (China)	188,502
2,567	Yum! Brands, Inc.	236,729

		19,144,772

	Consumer Staples - 6.2%
4,757	Archer-Daniels-Midland Co.	218,917
3,703	Brown-Forman Corp., Class A	180,003
2,941	Bunge Ltd.	167,843
2,124	Casey’s General Stores, Inc.	274,994
4,397	Church & Dwight Co., Inc.	291,037
1,675	Clorox Co. (The)	277,413
4,900	Coca-Cola Co. (The)	246,960
3,217	Colgate-Palmolive Co.	204,344
7,754	Conagra Brands, Inc.	250,764
922	Constellation Brands, Inc., Class A	180,491
1,054	Costco Wholesale Corp.	243,769
3,324	Energizer Holdings, Inc.	149,015
1,403	Estee Lauder Cos., Inc. (The), Class A	200,152
9,982	Flowers Foods, Inc.	197,544
7,924	Hain Celestial Group, Inc. (The)(b)	164,027
4,246	Herbalife Nutrition Ltd.(b)	243,084
2,264	Hershey Co. (The)	245,191
5,687	Hormel Foods Corp.	256,427
1,857	Ingredion, Inc.	193,982
1,942	JM Smucker Co. (The)	202,958
3,137	Kellogg Co.	199,670
1,710	Keurig Dr Pepper, Inc.	46,170
1,966	Kimberly-Clark Corp.	226,817
8,460	Kroger Co. (The)	250,924
3,250	Lamb Weston Holdings, Inc.	249,275
2,020	McCormick & Co., Inc.	303,000
5,336	Mondelez International, Inc., Class A	240,013
4,051	Monster Beverage Corp.(b)	241,764
2,511	Nu Skin Enterprises, Inc., Class A	165,651
2,037	PepsiCo, Inc.	248,392
10,188	Pilgrim’s Pride Corp.(b)	202,130
2,678	Post Holdings, Inc.(b)	259,097
2,823	Procter & Gamble Co. (The)	266,802
50	Seaboard Corp.	186,100
9,647	Sprouts Farmers Market, Inc.(b)	222,074
3,188	Sysco Corp.	214,871
2,934	Tyson Foods, Inc., Class A	172,959
5,730	US Foods Holding Corp.(b)	190,121
3,317	Walgreens Boots Alliance, Inc.	280,850
2,466	Walmart, Inc.	240,805

		8,796,400

	Energy - 3.8%
5,088	Apache Corp.	178,742
9,131	Cabot Oil & Gas Corp.	229,736
11,145	Centennial Resource Development, Inc., Class A(b)	172,970
1,656	Chevron Corp.	196,965
2,183	Cimarex Energy Co.	178,962
12,704	CNX Resources Corp.(b)	175,823
2,980	Concho Resources, Inc.(b)	388,413
3,045	Continental Resources, Inc.(b)	139,217
4,934	Devon Energy Corp.	133,366

3,722	Diamondback Energy, Inc.	$410,805
1,733	EOG Resources, Inc.	179,036
2,611	Exxon Mobil Corp.	207,575
2,671	HollyFrontier Corp.	166,857
12,504	Kinder Morgan, Inc.	213,443
4,878	Marathon Petroleum Corp.	317,851
7,050	Newfield Exploration Co.(b)	119,498
2,465	Occidental Petroleum Corp.	173,216
3,033	ONEOK, Inc.	186,317
6,887	Parsley Energy, Inc., Class A(b)	138,635
4,346	PBF Energy, Inc., Class A	168,103
1,740	Phillips 66	162,725
1,052	Pioneer Natural Resources Co.	155,433
16,542	QEP Resources, Inc.(b)	132,832
11,880	RPC, Inc.	155,390
7,788	SM Energy Co.	158,875
4,282	Targa Resources Corp.	191,106
1,733	Valero Energy Corp.	138,467
7,615	Williams Cos., Inc. (The)	192,812

		5,363,170

	Financials - 17.4%
1,314	Affiliated Managers Group, Inc.	146,012
4,549	Aflac, Inc.	208,071
10,749	AGNC Investment Corp. REIT	190,257
369	Alleghany Corp.	232,850
2,194	Allstate Corp. (The)	195,683
8,230	Ally Financial, Inc.	219,576
2,139	American Express Co.	240,146
1,855	American Financial Group, Inc.	189,878
1,732	American National Insurance Co.	221,021
1,520	Ameriprise Financial, Inc.	197,220
19,507	Annaly Capital Management, Inc. REIT	195,850
1,505	Aon PLC	248,491
3,159	Arthur J. Gallagher & Co.	243,464
7,426	Associated Banc-Corp.	172,060
2,222	Assurant, Inc.	216,067
5,923	Assured Guaranty Ltd.	241,777
4,562	Athene Holding Ltd., Class A(b)	198,401
7,028	Bank of America Corp.	199,595
2,411	Bank of Hawaii Corp.	192,277
3,739	Bank of New York Mellon Corp. (The)	191,848
4,307	Bank OZK	116,720
4,863	BankUnited, Inc.	167,968
3,907	BB&T Corp.	199,648
1,082	Berkshire Hathaway, Inc., Class B(b)	236,136
17,820	BGC Partners, Inc., Class A	187,823
390	BlackRock, Inc.	166,924
2,067	BOK Financial Corp.	174,248
7,448	Brown & Brown, Inc.	216,141
2,262	Capital One Financial Corp.	202,856
2,133	Cboe Global Markets, Inc.	229,553
11,508	Chimera Investment Corp. REIT	220,839
1,565	Chubb Ltd.	209,303
3,032	Cincinnati Financial Corp.	247,805
4,180	CIT Group, Inc.	194,077
5,119	Citizens Financial Group, Inc.	186,127
4,346	CNA Financial Corp.	203,914
2,181	Comerica, Inc.	172,692
3,385	Commerce Bancshares, Inc.	213,323
590	Credit Acceptance Corp.(b)	241,558
1,828	Cullen/Frost Bankers, Inc.	183,385
2,800	Discover Financial Services	199,640
3,314	E*TRADE Financial Corp.	173,289
2,934	East West Bancorp, Inc.	157,526
3,776	Eaton Vance Corp.	153,796
1,834	Erie Indemnity Co., Class A	250,983

Schedule of Investments(a)

1,961	Evercore, Inc., Class A	$161,900
920	Everest Re Group Ltd.	204,314
15,347	F.N.B. Corp.	188,154
1,026	FactSet Research Systems, Inc.	240,587
5,451	Fidelity National Financial, Inc.	183,154
6,768	Fifth Third Bancorp	189,030
3,847	First American Financial Corp.	185,926
477	First Citizens BancShares, Inc., Class A	204,857
7,089	First Hawaiian, Inc.	184,456
11,092	First Horizon National Corp.	182,907
2,065	First Republic Bank	204,745
6,146	Franklin Resources, Inc.	208,288
907	Goldman Sachs Group, Inc. (The)	172,956
1,722	Hanover Insurance Group, Inc. (The)	197,531
13,937	Huntington Bancshares, Inc.	203,341
2,782	Interactive Brokers Group, Inc., Class A	160,939
2,893	Intercontinental Exchange, Inc.	236,416
7,532	Invesco Ltd.(c)	153,276
9,329	Jefferies Financial Group, Inc.	203,839
1,945	JPMorgan Chase & Co.	216,265
10,536	KeyCorp	193,230
3,993	Lazard Ltd., Class A	160,199
5,409	Legg Mason, Inc.	156,699
3,090	Lincoln National Corp.	194,577
4,248	Loews Corp.	204,159
3,001	LPL Financial Holdings, Inc.	192,574
1,212	M&T Bank Corp.	204,840
188	Markel Corp.(b)	215,098
2,568	Marsh & McLennan Cos., Inc.	227,782
4,386	Mercury General Corp.	248,467
4,477	MetLife, Inc.	199,809
26,489	MFA Financial, Inc. REIT	192,045
4,063	Morgan Stanley	180,357
1,729	Morningstar, Inc.	204,264
2,269	Nasdaq, Inc.	207,205
14,621	Navient Corp.	168,142
11,448	New Residential Investment Corp. REIT	196,906
17,738	New York Community Bancorp, Inc.	188,555
2,035	Northern Trust Corp.	201,933
9,770	Old Republic International Corp.	220,314
6,318	OneMain Holdings, Inc.(b)	184,928
3,843	PacWest Bancorp	154,642
11,129	People’s United Financial, Inc.	187,635
3,039	Pinnacle Financial Partners, Inc.	174,287
1,437	PNC Financial Services Group, Inc. (The)	195,116
4,625	Popular, Inc.	260,850
3,671	Principal Financial Group, Inc.	181,054
3,290	Progressive Corp. (The)	218,094
2,814	Prosperity Bancshares, Inc.	195,263
2,163	Prudential Financial, Inc.	202,803
2,115	Raymond James Financial, Inc.	168,629
11,243	Regions Financial Corp.	184,947
1,408	Reinsurance Group of America, Inc.	210,327
1,038	S&P Global, Inc.	189,809
11,785	Santander Consumer USA Holdings, Inc.	229,218
3,185	SEI Investments Co.	171,035
1,640	Signature Bank	202,261
18,061	SLM Corp.(b)	185,486
9,470	Starwood Property Trust, Inc. REIT	211,844
2,121	State Street Corp.	154,875
8,288	Sterling Bancorp	159,958
3,116	SunTrust Banks, Inc.	195,342
666	SVB Financial Group(b)	169,703
5,916	Synchrony Financial	153,698
3,803	Synovus Financial Corp.	143,791
1,690	T. Rowe Price Group, Inc.	167,918

7,819	TCF Financial Corp.	$175,849
2,122	Texas Capital Bancshares, Inc.(b)	126,599
2,479	Torchmark Corp.	214,210
1,638	Travelers Cos., Inc. (The)	213,546
13,209	Two Harbors Investment Corp. REIT	189,945
8,706	Umpqua Holdings Corp.	167,503
4,248	US Bancorp	231,346
2,693	W.R. Berkley Corp.	212,155
3,208	Webster Financial Corp.	193,025
3,822	Wells Fargo & Co.	207,458
3,407	Western Alliance Bancorp(b)	159,686
230	White Mountains Insurance Group Ltd.	213,613
1,385	Willis Towers Watson PLC	220,838
2,214	Wintrust Financial Corp.	171,253
3,732	Zions Bancorp NA	181,599

		24,618,992

	Health Care - 10.0%
3,397	Abbott Laboratories	251,548
2,007	AbbVie, Inc.	189,200
5,071	Acadia Healthcare Co., Inc.(b)	172,262
3,306	Agilent Technologies, Inc.	239,189
1,818	Alexion Pharmaceuticals, Inc.(b)	223,887
2,465	AmerisourceBergen Corp.	219,139
1,174	Amgen, Inc.	244,486
898	Anthem, Inc.	260,483
2,883	Baxter International, Inc.	197,630
947	Becton, Dickinson and Co.	239,354
706	Biogen, Inc.(b)	235,606
6,918	Boston Scientific Corp.(b)	260,601
3,911	Bristol-Myers Squibb Co.	209,082
6,748	Bruker Corp.	223,629
5,180	Catalent, Inc.(b)	205,387
1,745	Centene Corp.(b)	248,226
3,441	Cerner Corp.(b)	199,268
1,960	Charles River Laboratories International, Inc.(b)	264,306
627	Chemed Corp.	198,621
1,215	Cigna Corp.	271,407
905	Cooper Cos., Inc. (The)	252,341
4,186	CVS Health Corp.	335,717
2,049	Danaher Corp.	224,447
3,028	DaVita, Inc.(b)	200,030
1,533	Edwards Lifesciences Corp.(b)	248,361
2,516	Eli Lilly & Co.	298,498
3,211	Encompass Health Corp.	241,499
2,768	Express Scripts Holding Co.(b)	280,869
3,109	Gilead Sciences, Inc.	223,661
2,002	HCA Healthcare, Inc.	288,268
2,245	Hill-Rom Holdings, Inc.	217,675
701	Humana, Inc.	230,958
2,103	IQVIA Holdings, Inc.(b)	263,022
1,231	Jazz Pharmaceuticals PLC(b)	186,127
1,741	Johnson & Johnson	255,753
1,132	Laboratory Corp. of America Holdings(b)	164,865
2,068	Masimo Corp.(b)	228,349
1,436	McKesson Corp.	178,782
4,478	MEDNAX, Inc.(b)	180,016
2,471	Medtronic PLC	240,997
3,547	Merck & Co., Inc.	281,419
379	Mettler-Toledo International, Inc.(b)	241,294
5,241	Mylan NV(b)	177,460
2,786	PerkinElmer, Inc.	242,549
2,725	Perrigo Co. PLC	169,713
5,855	Pfizer, Inc.	270,677
2,373	PRA Health Sciences, Inc.(b)	277,024
6,458	Premier, Inc., Class A(b)	256,124

Schedule of Investments(a)

1,947	Quest Diagnostics, Inc.	$172,446
2,024	STERIS PLC	241,018
1,217	Stryker Corp.	213,535
800	Teleflex, Inc.	220,336
999	Thermo Fisher Scientific, Inc.	249,300
847	UnitedHealth Group, Inc.	238,312
1,807	Universal Health Services, Inc., Class B	249,348
1,745	Varian Medical Systems, Inc.(b)	215,316
1,086	Waters Corp.(b)	215,658
914	WellCare Health Plans, Inc.(b)	232,960
2,241	West Pharmaceutical Services, Inc.	245,524
1,872	Zimmer Biomet Holdings, Inc.	219,061
2,457	Zoetis, Inc.	230,639

		14,153,259

	Industrials - 16.3%
1,066	3M Co.	221,643
3,215	A.O. Smith Corp.	152,327
6,197	AECOM(b)	199,296
3,189	AGCO Corp.	190,320
4,666	Air Lease Corp.	181,321
2,668	Allegion PLC	244,362
5,021	Allison Transmission Holdings, Inc.	236,539
585	AMERCO	202,673
4,783	American Airlines Group, Inc.	192,085
2,776	AMETEK, Inc.	203,842
1,964	Arcosa, Inc.(b)	53,696
3,423	Armstrong World Industries, Inc.	229,307
583	Boeing Co. (The)	202,161
3,074	BWX Technologies, Inc.	139,006
2,369	C.H. Robinson Worldwide, Inc.	218,730
1,940	Carlisle Cos., Inc.	204,709
1,334	Caterpillar, Inc.	180,984
1,132	Cintas Corp.	212,114
1,861	Copa Holdings SA, Class A (Panama)	158,241
3,748	Copart, Inc.(b)	191,823
2,475	Crane Co.	213,766
3,239	CSX Corp.	235,249
1,427	Cummins, Inc.	215,563
1,578	Curtiss-Wright Corp.	174,211
1,337	Deere & Co.	207,075
3,817	Delta Air Lines, Inc.	231,730
4,441	Donaldson Co., Inc.	248,874
2,685	Dover Corp.	227,930
1,702	Dun & Bradstreet Corp. (The)	244,305
2,663	Eaton Corp. PLC	204,891
2,893	Emerson Electric Co.	195,335
2,798	Expeditors International of Washington, Inc.	212,900
3,934	Fastenal Co.	233,129
819	FedEx Corp.	187,551
4,978	Flowserve Corp.	241,483
4,177	Fluor Corp.	170,965
2,793	Fortive Corp.	212,464
3,610	Fortune Brands Home & Security, Inc.	158,118
1,018	General Dynamics Corp.	188,218
2,653	Genesee & Wyoming, Inc., Class A(b)	220,942
4,459	Graco, Inc.	196,419
1,355	Harris Corp.	193,697
5,121	HD Supply Holdings, Inc.(b)	204,328
3,408	HEICO Corp., Class A	230,108
2,906	Hexcel Corp.	179,213
1,399	Honeywell International, Inc.	205,303
1,880	Hubbell, Inc.	207,101
930	Huntington Ingalls Industries, Inc.	200,415
1,496	IDEX Corp.	205,550
4,281	IHS Markit Ltd.(b)	228,477

1,425	Illinois Tool Works, Inc.	$198,146
2,358	Ingersoll-Rand PLC	244,100
3,946	ITT, Inc.	218,806
1,632	J.B. Hunt Transport Services, Inc.	173,580
3,197	Jacobs Engineering Group, Inc.	209,947
1,903	Kansas City Southern	196,104
3,937	KAR Auction Services, Inc.	224,960
2,243	Kirby Corp.(b)	171,231
5,034	Knight-Swift Transportation Holdings, Inc.	174,478
1,041	L3 Technologies, Inc.	190,805
1,831	Landstar System, Inc.	199,725
1,001	Lennox International, Inc.	226,136
2,283	Lincoln Electric Holdings, Inc.	196,224
653	Lockheed Martin Corp.	196,181
5,425	Masco Corp.	171,918
2,043	Middleby Corp. (The)(b)	246,774
2,286	MSC Industrial Direct Co., Inc., Class A	202,517
1,618	Nordson Corp.	194,823
1,338	Norfolk Southern Corp.	228,450
624	Northrop Grumman Corp.	162,165
1,311	Old Dominion Freight Line, Inc.	179,253
2,710	Oshkosh Corp.	193,304
3,199	Owens Corning	166,828
3,223	PACCAR, Inc.	200,535
1,208	Parker-Hannifin Corp.	207,824
4,636	Pentair PLC (United Kingdom)	197,957
5,709	Quanta Services, Inc.(b)	200,386
995	Raytheon Co.	174,463
2,581	Regal Beloit Corp.	201,783
3,110	Republic Services, Inc.	240,527
232	Resideo Technologies, Inc.(b)	4,786
3,286	Robert Half International, Inc.	203,173
1,190	Rockwell Automation, Inc.	207,465
753	Roper Technologies, Inc.	224,085
2,990	Ryder System, Inc.	169,144
6,851	Schneider National, Inc., Class B	152,983
4,022	Sensata Technologies Holding PLC(b)	186,058
1,397	Snap-on, Inc.	232,237
4,037	Southwest Airlines Co.	220,461
2,480	Spirit AeroSystems Holdings, Inc., Class A	203,062
1,440	Stanley Black & Decker, Inc.	188,424
1,017	Teledyne Technologies, Inc.(b)	228,398
5,051	Terex Corp.	166,986
3,096	Textron, Inc.	173,809
4,250	Timken Co. (The)	170,637
617	TransDigm Group, Inc.(b)	223,150
3,077	TransUnion	198,682
5,893	Trinity Industries, Inc.	140,430
1,421	Union Pacific Corp.	218,521
3,024	United Continental Holdings, Inc.(b)	292,421
1,774	United Parcel Service, Inc., Class B	204,524
1,273	United Rentals, Inc.(b)	149,106
2,215	United Technologies Corp.	269,876
7,515	Univar, Inc.(b)	162,775
5,101	USG Corp.	219,547
1,420	Valmont Industries, Inc.	185,367
1,937	Verisk Analytics, Inc.(b)	238,871
687	W.W. Grainger, Inc.	215,745
1,724	WABCO Holdings, Inc.(b)	209,380
2,144	Wabtec Corp.	202,822
2,473	Waste Management, Inc.	231,844
1,116	Watsco, Inc.	171,529
10,398	Welbilt, Inc.(b)	143,700
3,434	WESCO International, Inc.(b)	183,410
1,947	XPO Logistics, Inc.(b)	147,699

Schedule of Investments(a)

2,899	Xylem, Inc.	$211,569

		23,033,095

	Information Technology - 10.5%
1,330	Accenture PLC, Class A	218,812
2,720	Akamai Technologies, Inc.(b)	187,000
3,023	Amdocs Ltd.	196,223
2,368	Amphenol Corp., Class A	208,242
1,108	Apple, Inc.	197,867
4,019	Applied Materials, Inc.	149,828
2,810	Arrow Electronics, Inc.(b)	216,286
1,609	Automatic Data Processing, Inc.	237,199
4,674	Booz Allen Hamilton Holding Corp.	239,823
830	Broadcom, Inc.	197,050
1,809	Broadridge Financial Solutions, Inc.	191,519
3,197	CDK Global, Inc.	161,129
2,587	CDW Corp.	239,763
1,945	Citrix Systems, Inc.(b)	211,947
4,464	Cognex Corp.	196,505
2,803	Cognizant Technology Solutions Corp., Class A	199,658
10,841	Conduent, Inc.(b)	138,982
3,929	CoreLogic, Inc.(b)	158,967
2,606	Dell Technologies, Inc., Class V(b)	274,881
3,383	Dolby Laboratories, Inc., Class A	238,163
2,586	DXC Technology Co.	163,021
1,665	EPAM Systems, Inc.(b)	216,866
2,580	Euronet Worldwide, Inc.(b)	303,434
1,202	F5 Networks, Inc.(b)	206,708
1,126	Fair Isaac Corp.(b)	223,657
2,042	Fidelity National Information Services, Inc.	220,434
11,036	First Data Corp., Class A(b)	210,567
2,896	Fiserv, Inc.(b)	229,160
1,029	FleetCor Technologies, Inc.(b)	199,009
3,893	FLIR Systems, Inc.	178,533
3,391	Fortinet, Inc.(b)	250,391
6,969	Genpact Ltd.	211,718
13,303	Hewlett Packard Enterprise Co.	199,545
9,348	HP, Inc.	215,004
3,720	Intel Corp.	183,433
1,453	International Business Machines Corp.	180,564
855	IPG Photonics Corp.(b)	121,538
7,269	Jabil, Inc.	181,507
1,696	Jack Henry & Associates, Inc.	236,931
7,674	Juniper Networks, Inc.	220,321
1,849	KLA-Tencor Corp.	182,237
1,028	Lam Research Corp.	161,355
3,420	Leidos Holdings, Inc.	215,460
935	Littelfuse, Inc.	178,912
4,886	Manhattan Associates, Inc.(b)	242,004
9,423	Marvell Technology Group Ltd.	151,805
3,529	Maxim Integrated Products, Inc.	197,342
2,164	Microchip Technology, Inc.	162,300
3,312	Micron Technology, Inc.(b)	127,711
2,124	Microsoft Corp.	235,530
1,800	MKS Instruments, Inc.	141,228
5,082	National Instruments Corp.	248,815
3,085	NetApp, Inc.	206,294
1,789	NXP Semiconductors NV (Netherlands)	149,149
8,093	ON Semiconductor Corp.(b)	155,224
4,497	Oracle Corp.	219,274
3,208	Paychex, Inc.	226,998
8,615	Sabre Corp.	220,286
2,076	Skyworks Solutions, Inc.	151,071
4,229	SS&C Technologies Holdings, Inc.	203,626
2,370	Synopsys, Inc.(b)	217,898
5,374	Teradyne, Inc.	191,798

1,853	Texas Instruments, Inc.	$185,022
2,440	Total System Services, Inc.	213,183
6,170	Trimble, Inc.(b)	234,645
2,536	Ubiquiti Networks, Inc.	276,373
1,606	VeriSign, Inc.(b)	250,632
5,154	Versum Materials, Inc.	178,535
1,526	VMware, Inc., Class A(b)	255,361
2,393	Western Digital Corp.	108,618
7,459	Xerox Corp.	200,796
3,101	Xilinx, Inc.	286,780
1,328	Zebra Technologies Corp., Class A(b)	238,774

		14,827,221

	Materials - 5.3%
1,291	Air Products & Chemicals, Inc.	207,683
2,256	Albemarle Corp.	217,298
4,267	Alcoa Corp.(b)	135,733
2,243	AptarGroup, Inc.	233,384
1,940	Avery Dennison Corp.	187,016
5,602	Ball Corp.	275,114
4,909	Bemis Co., Inc.	239,363
1,841	Celanese Corp.	185,812
4,987	CF Industries Holdings, Inc.	210,402
4,149	Chemours Co. (The)	118,164
3,197	DowDuPont, Inc.	184,946
1,910	Eagle Materials, Inc.	139,430
1,977	Eastman Chemical Co.	155,827
1,440	Ecolab, Inc.	231,106
2,349	FMC Corp.	194,356
12,094	Freeport-McMoRan, Inc.	144,402
13,954	Graphic Packaging Holding Co.	167,308
6,328	Huntsman Corp.	127,952
1,695	International Flavors & Fragrances, Inc.	240,063
3,844	International Paper Co.	177,554
1,327	Linde PLC (United Kingdom)	211,059
1,852	LyondellBasell Industries NV, Class A	172,810
952	Martin Marietta Materials, Inc.	181,537
5,287	Newmont Mining Corp.	170,982
3,230	Nucor Corp.	195,124
6,274	Olin Corp.	135,079
1,751	Packaging Corp. of America	171,283
2,046	PPG Industries, Inc.	223,689
2,192	Reliance Steel & Aluminum Co.	176,346
2,385	Scotts Miracle-Gro Co. (The)	181,212
4,618	Sealed Air Corp.	168,696
543	Sherwin-Williams Co. (The)	230,270
4,070	Sonoco Products Co.	234,188
4,194	Southern Copper Corp. (Peru)	140,415
4,149	Steel Dynamics, Inc.	146,045
5,714	United States Steel Corp.	131,765
10,012	Valvoline, Inc.	211,153
1,625	Vulcan Materials Co.	171,779
2,921	W.R. Grace & Co.	186,477
1,744	Westlake Chemical Corp.	126,423
3,462	WestRock Co.	163,095

		7,502,340

	Real Estate - 7.8%
1,528	American Tower Corp. REIT	251,341
10,785	Apple Hospitality REIT, Inc. REIT	171,158
1,726	Boston Properties, Inc. REIT	226,451
12,670	Brandywine Realty Trust REIT	180,801
2,535	Brookfield Property REIT, Inc., Class A REIT	45,655
2,368	Camden Property Trust REIT	225,339
4,480	CBRE Group, Inc., Class A(b)	195,686
9,288	Columbia Property Trust, Inc. REIT	199,413
1,953	CoreSite Realty Corp. REIT	190,339

Schedule of Investments(a)

6,926	CubeSmart REIT	$215,676
5,381	Douglas Emmett, Inc. REIT	198,666
7,485	Duke Realty Corp. REIT	213,023
2,336	Equity LifeStyle Properties, Inc. REIT	232,502
3,319	Equity Residential REIT	236,479
870	Essex Property Trust, Inc. REIT	228,384
2,140	Extra Space Storage, Inc. REIT	205,397
1,738	Federal Realty Investment Trust REIT	229,572
6,016	Gaming and Leisure Properties, Inc. REIT	207,131
4,360	Highwoods Properties, Inc. REIT	189,093
7,137	Hospitality Properties Trust REIT	191,557
9,482	Host Hotels & Resorts, Inc. REIT	180,158
1,643	Howard Hughes Corp. (The)(b)	181,979
5,889	Hudson Pacific Properties, Inc. REIT	181,735
6,324	Iron Mountain, Inc. REIT	214,826
1,259	Jones Lang LaSalle, Inc.	180,289
2,713	Kilroy Realty Corp. REIT	190,154
2,980	Lamar Advertising Co., Class A REIT	226,003
4,841	Liberty Property Trust REIT	219,249
2,269	Life Storage, Inc. REIT	221,545
3,755	Macerich Co. (The) REIT	188,839
15,589	Medical Properties Trust, Inc. REIT	269,222
5,110	National Retail Properties, Inc. REIT	255,807
6,864	Omega Healthcare Investors, Inc. REIT	260,420
10,672	Outfront Media, Inc. REIT	221,764
13,802	Paramount Group, Inc. REIT	196,955
6,468	Park Hotels & Resorts, Inc. REIT	199,344
3,199	Prologis, Inc. REIT	215,421
995	Public Storage REIT	212,194
5,306	Rayonier, Inc. REIT	167,829
3,933	Realty Income Corp. REIT	252,066
3,625	Regency Centers Corp. REIT	230,767
17,134	Retail Properties of America, Inc., Class A REIT	215,717
1,304	Simon Property Group, Inc. REIT	242,140
2,165	SL Green Realty Corp. REIT	208,749
26,479	Spirit Realty Capital, Inc. REIT	196,474
7,833	STORE Capital Corp. REIT	234,677
3,845	Taubman Centers, Inc. REIT	203,554
9,964	Uniti Group, Inc. REIT(b)	198,583
28,972	VEREIT, Inc. REIT	221,636
2,986	Vornado Realty Trust REIT	214,873
7,056	Weingarten Realty Investors REIT	203,636
5,558	Weyerhaeuser Co. REIT	146,787
3,090	WP Carey, Inc. REIT	209,347

		10,996,402

	Utilities - 5.0%
5,107	Alliant Energy Corp.	231,807
3,492	Ameren Corp.	239,621
3,109	American Electric Power Co., Inc.	241,694
2,463	American Water Works Co., Inc.	234,995
5,805	Aqua America, Inc.	199,053
2,352	Atmos Energy Corp.	225,016
3,906	Avangrid, Inc.	196,784
8,104	CenterPoint Energy, Inc.	226,993
4,589	CMS Energy Corp.	239,041
2,775	Consolidated Edison, Inc.	222,971
3,280	Dominion Energy, Inc.	244,360
2,058	DTE Energy Co.	246,425
2,749	Duke Energy Corp.	243,479
2,581	Entergy Corp.	224,702
3,632	Evergy, Inc.	215,632
3,699	Eversource Energy	252,790
5,131	Exelon Corp.	238,027
6,185	Hawaiian Electric Industries, Inc.	237,009
7,386	MDU Resources Group, Inc.	195,507

3,942	National Fuel Gas Co.	$212,277
1,281	NextEra Energy, Inc.	232,771
8,187	NiSource, Inc.	216,301
6,031	OGE Energy Corp.	238,948
2,651	Pinnacle West Capital Corp.	236,893
4,021	Public Service Enterprise Group, Inc.	224,774
1,952	Sempra Energy	224,909
4,635	Southern Co. (The)	219,375
4,140	UGI Corp.	237,843
2,984	Vectren Corp.	214,281
3,326	WEC Energy Group, Inc.	241,068
4,545	Xcel Energy, Inc.	238,385

		7,093,731

	Total Common Stocks & Other Equity Interests (Cost $139,067,264)	141,009,750

	Money Market Fund - 0.1%
144,883	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(d) (Cost $144,883)	144,883

	Total Investments in Securities (Cost $139,212,147) - 99.9%	141,154,633
	Other assets less liabilities - 0.1%	84,360

	Net Assets - 100.0%	$141,238,993

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2018.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2018	Dividend Income
Invesco Ltd.	$176,316	$4,626	$—	$(27,666)	$—	$153,276	$2,260

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell 1000 Equal Weight ETF (EQAL)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Communication Services - 4.9%
5,502	Activision Blizzard, Inc.	$274,440
375	Alphabet, Inc., Class C(b)	410,411
5,727	AMC Networks, Inc., Class A(b)	342,818
34,664	AT&T, Inc.	1,082,903
427	Cable One, Inc.	383,997
6,522	CBS Corp., Class B	353,362
51,530	CenturyLink, Inc.	968,764
1,149	Charter Communications, Inc., Class A(b)	378,251
9,554	Cinemark Holdings, Inc.	366,587
9,899	Comcast Corp., Class A	386,160
11,519	Discovery, Inc., Class A(b)	353,864
10,045	DISH Network Corp., Class A(b)	329,074
3,885	Electronic Arts, Inc.(b)	326,612
2,740	Facebook, Inc., Class A(b)	385,271
7,475	GCI Liberty, Inc., Class A(b)	357,828
1,999	IAC/InterActiveCorp.(b)	355,742
16,162	Interpublic Group of Cos., Inc. (The)	379,807
6,567	John Wiley & Sons, Inc., Class A	363,089
4,448	Liberty Broadband Corp., Class C(b)	377,413
10,250	Liberty Media Corp.-Liberty Formula One, Class C(b)	305,655
7,762	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	311,412
15,458	Lions Gate Entertainment Corp., Class A	300,040
6,719	Live Nation Entertainment, Inc.(b)	374,114
1,173	Madison Square Garden Co. (The), Class A(b)	316,734
7,428	Match Group, Inc.(b)	299,126
994	Netflix, Inc.(b)	284,413
29,335	News Corp., Class A	380,768
5,290	Omnicom Group, Inc.	407,171
51,001	Sirius XM Holdings, Inc.	317,736
183,416	Sprint Corp.(b)	1,151,853
3,248	Take-Two Interactive Software, Inc.(b)	356,208
37,842	Telephone & Data Systems, Inc.	1,352,095
17,011	T-Mobile US, Inc.(b)	1,164,403
9,751	Tribune Media Co., Class A	392,575
7,327	TripAdvisor, Inc.(b)	469,368
8,186	Twenty-First Century Fox, Inc., Class A	404,961
14,558	Twitter, Inc.(b)	457,849
26,169	United States Cellular Corp.(b)	1,461,800
21,193	Verizon Communications, Inc.	1,277,938
12,190	Viacom, Inc., Class B	376,183
3,312	Walt Disney Co. (The)	382,503
33,319	Zayo Group Holdings, Inc.(b)	876,956
4,525	Zillow Group, Inc., Class C(b)	165,389
111,168	Zynga, Inc., Class A(b)	402,428

		22,166,071

	Consumer Discretionary - 8.5%
8,690	Adient PLC	205,779
2,202	Advance Auto Parts, Inc.	391,317
195	Amazon.com, Inc.(b)	329,583
4,262	Aptiv PLC	306,438

8,736	Aramark	$332,492
8,371	AutoNation, Inc.(b)	310,815
482	AutoZone, Inc.(b)	389,972
4,673	Best Buy Co., Inc.	301,829
196	Booking Holdings, Inc.(b)	370,808
8,274	BorgWarner, Inc.	327,485
3,158	Bright Horizons Family Solutions, Inc.(b)	384,265
5,331	Brunswick Corp.	282,756
2,209	Burlington Stores, Inc.(b)	366,164
35,090	Caesars Entertainment Corp.(b)	298,967
4,584	CarMax, Inc.(b)	302,865
5,848	Carnival Corp.	352,576
3,829	Carter’s, Inc.	354,183
741	Chipotle Mexican Grill, Inc.(b)	350,649
4,542	Choice Hotels International, Inc.	353,686
3,984	Columbia Sportswear Co.	363,859
8,597	D.R. Horton, Inc.	319,980
3,094	Darden Restaurants, Inc.	342,011
9,863	Dick’s Sporting Goods, Inc.	354,871
3,353	Dollar General Corp.	372,149
4,344	Dollar Tree, Inc.(b)	376,929
1,286	Domino’s Pizza, Inc.	356,634
4,825	Dunkin’ Brands Group, Inc.	357,050
10,648	eBay, Inc.(b)	317,843
2,813	Expedia Group, Inc.	339,782
18,438	Extended Stay America, Inc.	335,572
10,021	Floor & Decor Holdings, Inc., Class A(b)	331,996
7,796	Foot Locker, Inc.	439,694
39,135	Ford Motor Co.	368,260
3,092	frontdoor, Inc.(b)	72,013
12,990	Gap, Inc. (The)	354,497
5,351	Garmin Ltd.	356,698
253	Garrett Motion, Inc. (Switzerland)(b)	2,910
10,707	General Motors Co.	406,331
15,841	Gentex Corp.	356,739
3,612	Genuine Parts Co.	374,601
15,697	Goodyear Tire & Rubber Co. (The)	363,543
654	Graham Holdings Co., Class B	430,960
3,307	Grand Canyon Education, Inc.(b)	404,645
3,055	GrubHub, Inc.(b)	239,176
14,710	H&R Block, Inc.	397,317
20,870	Hanesbrands, Inc.	332,042
8,230	Harley-Davidson, Inc.	348,047
3,553	Hasbro, Inc.	323,323
11,604	Hilton Grand Vacations, Inc.(b)	372,024
4,645	Hilton Worldwide Holdings, Inc.	350,883
1,755	Home Depot, Inc. (The)	316,462
4,745	Hyatt Hotels Corp., Class A	338,366
18,530	International Game Technology PLC	318,901
4,583	Kohl’s Corp.	307,840
13,363	L Brands, Inc.	442,449
5,988	Las Vegas Sands Corp.	328,981
2,303	Lear Corp.	313,784
7,922	Leggett & Platt, Inc.	306,898
7,004	Lennar Corp., Class A	299,281
11,111	LKQ Corp.(b)	309,330
3,259	Lowe’s Cos., Inc.	307,552
2,372	Lululemon Athletica, Inc.(b)	314,409
10,258	Macy’s, Inc.	351,029
2,832	Marriott International, Inc., Class A	325,765
22,760	Mattel, Inc.(b)	316,364
2,259	McDonald’s Corp.	425,844
13,344	MGM Resorts International	359,754
5,055	Michael Kors Holdings Ltd.(b)	221,156
21,432	Michaels Cos., Inc. (The)(b)	363,701
1,973	Mohawk Industries, Inc.(b)	252,662

Schedule of Investments(a)

16,685	Newell Brands, Inc.	$390,429
4,398	NIKE, Inc., Class B	330,378
5,604	Nordstrom, Inc.	296,283
6,790	Norwegian Cruise Line Holdings Ltd.(b)	348,463
147	NVR, Inc.(b)	360,150
1,076	O’Reilly Automotive, Inc.(b)	373,135
6,987	Penske Automotive Group, Inc.	304,633
3,405	Polaris Industries, Inc.	330,285
2,126	Pool Corp.	345,496
13,662	PulteGroup, Inc.	362,316
2,625	PVH Corp.	290,089
17,064	Qurate Retail, Inc.(b)	379,162
2,750	Ralph Lauren Corp.	306,350
3,782	Ross Stores, Inc.	331,303
2,913	Royal Caribbean Cruises Ltd.	329,373
8,736	Service Corp. International	403,603
6,182	ServiceMaster Global Holdings, Inc.(b)	273,677
5,282	Six Flags Entertainment Corp.	324,104
13,758	Skechers U.S.A., Inc., Class A(b)	371,466
6,680	Starbucks Corp.	445,690
7,338	Tapestry, Inc.	285,668
4,165	Target Corp.	295,548
6,659	Tempur Sealy International, Inc.(b)	339,476
1,265	Tesla, Inc.(b)	443,357
3,874	Thor Industries, Inc.	262,696
2,909	Tiffany & Co.	264,719
6,738	TJX Cos., Inc. (The)	329,151
10,089	Toll Brothers, Inc.	332,634
4,147	Tractor Supply Co.	394,504
1,317	Ulta Beauty, Inc.(b)	392,189
18,650	Under Armour, Inc., Class A(b)	445,362
8,289	Urban Outfitters, Inc.(b)	315,728
1,246	Vail Resorts, Inc.	347,858
4,022	VF Corp.	326,948
3,634	Visteon Corp.(b)	268,262
2,483	Wayfair, Inc., Class A(b)	263,695
20,282	Wendy’s Co. (The)	363,656
2,926	Whirlpool Corp.	369,056
5,410	Williams-Sonoma, Inc.	306,368
5,147	Wyndham Destinations, Inc.	213,446
6,515	Wyndham Hotels & Resorts, Inc.	326,597
2,711	Wynn Resorts Ltd.	296,583
11,061	Yum China Holdings, Inc. (China)	396,316
4,146	Yum! Brands, Inc.	382,344

		38,154,082

	Consumer Staples - 11.7%
18,880	Altria Group, Inc.	1,035,190
23,329	Archer-Daniels-Midland Co.	1,073,601
23,210	Brown-Forman Corp., Class B	1,107,581
18,206	Bunge Ltd.	1,039,016
28,366	Campbell Soup Co.	1,111,947
9,121	Casey’s General Stores, Inc.	1,180,896
19,594	Church & Dwight Co., Inc.	1,296,927
7,687	Clorox Co. (The)	1,273,121
25,412	Coca-Cola Co. (The)	1,280,765
17,139	Colgate-Palmolive Co.	1,088,669
41,669	Conagra Brands, Inc.	1,347,575
5,403	Constellation Brands, Inc., Class A	1,057,691
1,521	Costco Wholesale Corp.	351,777
29,861	Coty, Inc., Class A	249,041
18,599	Energizer Holdings, Inc.	833,793
2,617	Estee Lauder Cos., Inc. (The), Class A	373,341
56,727	Flowers Foods, Inc.	1,122,627
24,539	General Mills, Inc.	1,038,245
41,963	Hain Celestial Group, Inc. (The)(b)	868,634
20,853	Herbalife Nutrition Ltd.(b)	1,193,834

10,936	Hershey Co. (The)	$1,184,369
27,624	Hormel Foods Corp.	1,245,566
11,242	Ingredion, Inc.	1,174,339
10,506	JM Smucker Co. (The)	1,097,982
15,608	Kellogg Co.	993,449
48,285	Keurig Dr Pepper, Inc.	1,303,695
10,058	Kimberly-Clark Corp.	1,160,391
19,604	Kraft Heinz Co. (The)	1,002,157
40,766	Kroger Co. (The)	1,209,120
17,220	Lamb Weston Holdings, Inc.	1,320,774
8,837	McCormick & Co., Inc.	1,325,550
18,356	Molson Coors Brewing Co., Class B	1,207,274
26,573	Mondelez International, Inc., Class A	1,195,254
19,807	Monster Beverage Corp.(b)	1,182,082
14,063	Nu Skin Enterprises, Inc., Class A	927,736
10,133	PepsiCo, Inc.	1,235,618
14,534	Philip Morris International, Inc.	1,257,627
62,209	Pilgrim’s Pride Corp.(b)	1,234,227
11,599	Post Holdings, Inc.(b)	1,122,203
13,941	Procter & Gamble Co. (The)	1,317,564
321	Seaboard Corp.	1,194,762
14,054	Spectrum Brands Holdings, Inc.	693,987
41,881	Sprouts Farmers Market, Inc.(b)	964,101
15,836	Sysco Corp.	1,067,346
21,026	TreeHouse Foods, Inc.(b)	1,105,968
18,356	Tyson Foods, Inc., Class A	1,082,086
36,925	US Foods Holding Corp.(b)	1,225,172
16,461	Walgreens Boots Alliance, Inc.	1,393,753
3,854	Walmart, Inc.	376,343

		52,724,766

	Energy - 9.3%
15,367	Anadarko Petroleum Corp.	812,914
50,689	Antero Resources Corp.(b)	665,547
21,089	Apache Corp.	740,857
22,247	Apergy Corp.(b)	762,627
29,095	Baker Hughes a GE Co., Class A	663,948
43,565	Cabot Oil & Gas Corp.	1,096,095
44,627	Centennial Resource Development, Inc., Class A(b)	692,611
14,534	Cheniere Energy, Inc.(b)	888,318
234,227	Chesapeake Energy Corp.(b)	683,943
8,280	Chevron Corp.	984,823
10,776	Cimarex Energy Co.	883,416
65,485	CNX Resources Corp.(b)	906,312
6,758	Concho Resources, Inc.(b)	880,838
13,206	ConocoPhillips	873,973
15,693	Continental Resources, Inc.(b)	717,484
22,975	Devon Energy Corp.	621,014
16,278	Diamondback Energy, Inc.	1,796,766
8,221	EOG Resources, Inc.	849,312
19,654	EQT Corp.	367,726
15,724	Equitrans Midstream Corp.(b)	350,960
89,880	Extraction Oil & Gas, Inc.(b)	512,316
11,712	Exxon Mobil Corp.	931,104
24,439	Halliburton Co.	768,118
14,787	Helmerich & Payne, Inc.	896,092
14,401	Hess Corp.	776,070
13,319	HollyFrontier Corp.	832,038
51,325	Kinder Morgan, Inc.	876,118
106,737	Kosmos Energy Ltd. (Ghana)(b)	574,245
45,441	Marathon Oil Corp.	758,410
21,132	Marathon Petroleum Corp.	1,376,961
31,284	Murphy Oil Corp.	997,960
158,656	Nabors Industries Ltd.	512,459
21,220	National Oilwell Varco, Inc.	681,374
35,259	Newfield Exploration Co.(b)	597,640

Schedule of Investments(a)

32,911	Noble Energy, Inc.	$781,307
12,496	Occidental Petroleum Corp.	878,094
14,520	ONEOK, Inc.	891,964
33,389	Parsley Energy, Inc., Class A(b)	672,121
54,136	Patterson-UTI Energy, Inc.	751,408
17,613	PBF Energy, Inc., Class A	681,271
8,312	Phillips 66	777,338
5,634	Pioneer Natural Resources Co.	832,423
90,572	QEP Resources, Inc.(b)	727,293
61,661	Range Resources Corp.	897,168
65,729	RPC, Inc.	859,735
15,392	Schlumberger Ltd.	694,179
29,989	SM Energy Co.	611,776
16,916	Targa Resources Corp.	754,961
83,522	Transocean Ltd.(b)	775,084
8,040	Valero Energy Corp.	642,396
374,200	Weatherford International PLC(b)	214,042
19,695	Whiting Petroleum Corp.(b)	596,168
33,992	Williams Cos., Inc. (The)	860,677
52,738	WPX Energy, Inc.(b)	735,695

		41,965,489

	Financials - 6.4%
1,497	Affiliated Managers Group, Inc.	166,347
4,515	Aflac, Inc.	206,516
11,121	AGNC Investment Corp. REIT	196,842
342	Alleghany Corp.	215,812
2,131	Allstate Corp. (The)	190,064
7,937	Ally Financial, Inc.	211,759
1,947	American Express Co.	218,590
1,897	American Financial Group, Inc.	194,177
4,003	American International Group, Inc.	173,130
1,657	American National Insurance Co.	211,450
1,470	Ameriprise Financial, Inc.	190,732
20,703	Annaly Capital Management, Inc. REIT	207,858
1,393	Aon PLC	229,998
6,945	Arch Capital Group Ltd.(b)	198,766
2,826	Arthur J. Gallagher & Co.	217,800
5,105	Aspen Insurance Holdings Ltd. (Bermuda)	213,695
8,016	Associated Banc-Corp.	185,731
2,062	Assurant, Inc.	200,509
5,232	Assured Guaranty Ltd.	213,570
4,198	Athene Holding Ltd., Class A(b)	182,571
9,487	AXA Equitable Holdings, Inc.	186,704
3,703	Axis Capital Holdings Ltd.	204,961
6,993	Bank of America Corp.	198,601
2,580	Bank of Hawaii Corp.	205,755
4,114	Bank of New York Mellon Corp. (The)	211,089
5,449	Bank OZK	147,668
5,600	BankUnited, Inc.	193,424
4,221	BB&T Corp.	215,693
986	Berkshire Hathaway, Inc., Class B(b)	215,185
18,003	BGC Partners, Inc., Class A	189,752
451	BlackRock, Inc.	193,033
2,045	BOK Financial Corp.	172,393
5,168	Brighthouse Financial, Inc.(b)	208,064
6,729	Brown & Brown, Inc.	195,276
2,171	Capital One Financial Corp.	194,695
2,025	Cboe Global Markets, Inc.	217,930
4,179	Charles Schwab Corp. (The)	187,219
11,162	Chimera Investment Corp. REIT	214,199
1,546	Chubb Ltd.	206,762
2,742	Cincinnati Financial Corp.	224,104
3,963	CIT Group, Inc.	184,002
3,003	Citigroup, Inc.	194,564
5,299	Citizens Financial Group, Inc.	192,672
1,222	CME Group, Inc.	232,278

4,655	CNA Financial Corp.	$218,413
2,267	Comerica, Inc.	179,501
3,207	Commerce Bancshares, Inc.	202,105
478	Credit Acceptance Corp.(b)	195,703
1,967	Cullen/Frost Bankers, Inc.	197,329
2,732	Discover Financial Services	194,792
3,941	E*TRADE Financial Corp.	206,075
3,418	East West Bancorp, Inc.	183,512
4,029	Eaton Vance Corp.	164,101
1,653	Erie Indemnity Co., Class A	226,213
2,035	Evercore, Inc., Class A	168,010
954	Everest Re Group Ltd.	211,864
16,076	F.N.B. Corp.	197,092
903	FactSet Research Systems, Inc.	211,744
5,231	Fidelity National Financial, Inc.	175,762
7,325	Fifth Third Bancorp	204,587
3,845	First American Financial Corp.	185,829
457	First Citizens BancShares, Inc., Class A	196,268
7,652	First Hawaiian, Inc.	199,105
11,941	First Horizon National Corp.	196,907
2,112	First Republic Bank	209,405
6,727	Franklin Resources, Inc.	227,978
922	Goldman Sachs Group, Inc. (The)	175,816
1,758	Hanover Insurance Group, Inc. (The)	201,660
4,271	Hartford Financial Services Group, Inc. (The)	188,735
13,365	Huntington Bancshares, Inc.	194,995
3,632	Interactive Brokers Group, Inc., Class A	210,111
2,723	Intercontinental Exchange, Inc.	222,524
9,022	Invesco Ltd.(c)	183,598
9,209	Jefferies Financial Group, Inc.	201,217
1,861	JPMorgan Chase & Co.	206,925
10,574	KeyCorp	193,927
4,415	Lazard Ltd., Class A	177,130
7,093	Legg Mason, Inc.	205,484
3,232	Lincoln National Corp.	203,519
4,183	Loews Corp.	201,035
3,298	LPL Financial Holdings, Inc.	211,633
1,232	M&T Bank Corp.	208,220
185	Markel Corp.(b)	211,666
1,150	MarketAxess Holdings, Inc.	250,390
2,452	Marsh & McLennan Cos., Inc.	217,492
3,980	Mercury General Corp.	225,467
4,631	MetLife, Inc.	206,682
27,267	MFA Financial, Inc. REIT	197,686
1,176	Moody’s Corp.	187,066
4,416	Morgan Stanley	196,026
1,536	Morningstar, Inc.	181,463
1,177	MSCI, Inc.	184,895
2,295	Nasdaq, Inc.	209,579
15,352	Navient Corp.	176,548
11,488	New Residential Investment Corp. REIT	197,594
19,444	New York Community Bancorp, Inc.	206,690
2,045	Northern Trust Corp.	202,925
9,377	Old Republic International Corp.	211,451
6,306	OneMain Holdings, Inc.(b)	184,577
4,239	PacWest Bancorp	170,577
11,842	People’s United Financial, Inc.	199,656
3,377	Pinnacle Financial Partners, Inc.	193,671
1,502	PNC Financial Services Group, Inc. (The)	203,942
4,186	Popular, Inc.	236,090
3,842	Principal Financial Group, Inc.	189,487
3,076	Progressive Corp. (The)	203,908
2,887	Prosperity Bancshares, Inc.	200,329
2,169	Prudential Financial, Inc.	203,365
2,313	Raymond James Financial, Inc.	184,415

Schedule of Investments(a)

11,172	Regions Financial Corp.	$183,779
1,475	Reinsurance Group of America, Inc.	220,336
1,611	RenaissanceRe Holdings Ltd. (Bermuda)	213,635
993	S&P Global, Inc.	181,580
9,863	Santander Consumer USA Holdings, Inc.	191,835
3,321	SEI Investments Co.	178,338
1,789	Signature Bank	220,637
18,343	SLM Corp.(b)	188,383
9,400	Starwood Property Trust, Inc. REIT	210,278
2,438	State Street Corp.	178,023
9,538	Sterling Bancorp	184,083
3,100	SunTrust Banks, Inc.	194,339
668	SVB Financial Group(b)	170,213
6,546	Synchrony Financial	170,065
4,400	Synovus Financial Corp.	166,364
1,932	T. Rowe Price Group, Inc.	191,964
8,381	TCF Financial Corp.	188,489
3,848	TD Ameritrade Holding Corp.	207,061
2,430	Texas Capital Bancshares, Inc.(b)	144,974
13,850	TFS Financial Corp.	221,877
2,478	Torchmark Corp.	214,124
1,638	Travelers Cos., Inc. (The)	213,546
13,432	Two Harbors Investment Corp. REIT	193,152
9,809	Umpqua Holdings Corp.	188,725
5,846	Unum Group	209,930
3,900	US Bancorp	212,394
9,849	Virtu Financial, Inc., Class A	247,899
4,357	Voya Financial, Inc.	195,847
2,663	W.R. Berkley Corp.	209,791
3,405	Webster Financial Corp.	204,879
3,831	Wells Fargo & Co.	207,947
3,759	Western Alliance Bancorp(b)	176,184
234	White Mountains Insurance Group Ltd.	217,328
1,438	Willis Towers Watson PLC	229,289
2,402	Wintrust Financial Corp.	185,795
4,084	Zions Bancorp NA	198,727

		28,896,211

	Health Care - 11.7%
7,662	Abbott Laboratories	567,371
5,450	AbbVie, Inc.	513,772
1,344	ABIOMED, Inc.(b)	447,122
14,468	Acadia Healthcare Co., Inc.(b)	491,478
7,572	Agilent Technologies, Inc.	547,834
7,043	Agios Pharmaceuticals, Inc.(b)	463,429
4,408	Alexion Pharmaceuticals, Inc.(b)	542,845
1,384	Align Technology, Inc.(b)	318,168
13,223	Alkermes PLC(b)	481,846
2,763	Allergan PLC	432,686
5,527	Alnylam Pharmaceuticals, Inc.(b)	448,571
6,108	AmerisourceBergen Corp.	543,001
2,597	Amgen, Inc.	540,825
1,947	Anthem, Inc.	564,766
3,598	athenahealth, Inc.(b)	478,894
6,803	Baxter International, Inc.	466,346
2,015	Becton, Dickinson and Co.	509,291
1,540	Biogen, Inc.(b)	513,929
5,274	BioMarin Pharmaceutical, Inc.(b)	506,462
1,707	Bio-Rad Laboratories, Inc., Class A(b)	468,503
2,664	Bio-Techne Corp.	430,023
3,535	Bluebird Bio, Inc.(b)	434,416
13,956	Boston Scientific Corp.(b)	525,723
8,635	Bristol-Myers Squibb Co.	461,627
14,736	Bruker Corp.	488,351
5,443	Cantel Medical Corp.	467,445
9,914	Cardinal Health, Inc.	543,585
12,274	Catalent, Inc.(b)	486,664

5,913	Celgene Corp.(b)	$427,037
3,632	Centene Corp.(b)	516,652
8,054	Cerner Corp.(b)	466,407
4,016	Charles River Laboratories International, Inc.(b)	541,558
1,649	Chemed Corp.	522,370
2,717	Cigna Corp.	606,924
1,979	Cooper Cos., Inc. (The)	551,805
17,221	CVS Health Corp.	1,381,124
4,890	Danaher Corp.	535,651
7,357	DaVita, Inc.(b)	486,003
13,550	DENTSPLY SIRONA, Inc.	511,919
3,621	DexCom, Inc.(b)	469,245
3,596	Edwards Lifesciences Corp.(b)	582,588
4,926	Eli Lilly & Co.	584,421
6,519	Encompass Health Corp.	490,294
6,840	Exact Sciences Corp.(b)	533,383
31,409	Exelixis, Inc.(b)	637,917
5,758	Express Scripts Holding Co.(b)	584,264
7,080	Gilead Sciences, Inc.	509,335
3,931	HCA Healthcare, Inc.	566,025
6,312	Henry Schein, Inc.(b)	563,030
5,409	Hill-Rom Holdings, Inc.	524,457
13,302	Hologic, Inc.(b)	590,742
1,556	Humana, Inc.	512,655
1,854	ICU Medical, Inc.(b)	445,868
2,104	IDEXX Laboratories, Inc.(b)	428,711
1,474	Illumina, Inc.(b)	497,475
7,779	Incyte Corp.(b)	499,801
4,855	Insulet Corp.(b)	407,480
8,157	Integra LifeSciences Holdings Corp.(b)	437,460
944	Intuitive Surgical, Inc.(b)	501,141
11,640	Ionis Pharmaceuticals, Inc.(b)	678,496
4,157	IQVIA Holdings, Inc.(b)	519,916
3,178	Jazz Pharmaceuticals PLC(b)	480,514
3,759	Johnson & Johnson	552,197
3,040	Laboratory Corp. of America Holdings(b)	442,746
4,327	Masimo Corp.(b)	477,787
4,050	McKesson Corp.	504,225
10,885	MEDNAX, Inc.(b)	437,577
5,418	Medtronic PLC	528,418
7,413	Merck & Co., Inc.	588,147
685	Mettler-Toledo International, Inc.(b)	436,112
3,507	Molina Healthcare, Inc.(b)	489,963
13,800	Mylan NV(b)	467,268
8,478	Nektar Therapeutics(b)	342,426
4,344	Neurocrine Biosciences, Inc.(b)	383,445
3,386	Penumbra, Inc.(b)	471,399
5,463	PerkinElmer, Inc.	475,609
6,949	Perrigo Co. PLC	432,784
12,253	Pfizer, Inc.	566,456
4,711	PRA Health Sciences, Inc.(b)	549,962
11,973	Premier, Inc., Class A(b)	474,849
13,728	QIAGEN NV(b)	486,520
4,853	Quest Diagnostics, Inc.	429,830
1,322	Regeneron Pharmaceuticals, Inc.(b)	483,389
4,602	ResMed, Inc.	514,458
3,538	Sage Therapeutics, Inc.(b)	407,896
3,503	Sarepta Therapeutics, Inc.(b)	453,533
6,801	Seattle Genetics, Inc.(b)	425,607
4,651	STERIS PLC	553,841
3,031	Stryker Corp.	531,819
1,964	Teleflex, Inc.	540,925
15,212	TESARO, Inc.(b)	705,533
2,150	Thermo Fisher Scientific, Inc.	536,533
4,217	United Therapeutics Corp.(b)	498,028

Schedule of Investments(a)

1,982	UnitedHealth Group, Inc.	$557,656
4,171	Universal Health Services, Inc., Class B	575,556
4,683	Varian Medical Systems, Inc.(b)	577,835
4,983	Veeva Systems, Inc., Class A(b)	479,165
2,919	Vertex Pharmaceuticals, Inc.(b)	527,726
2,135	Waters Corp.(b)	423,968
1,751	WellCare Health Plans, Inc.(b)	446,295
4,416	West Pharmaceutical Services, Inc.	483,817
4,055	Zimmer Biomet Holdings, Inc.	474,516
5,851	Zoetis, Inc.	549,233

		52,562,690

	Industrials - 12.3%
2,001	3M Co.	416,048
7,079	A.O. Smith Corp.	335,403
4,978	Acuity Brands, Inc.	647,240
48,692	ADT, Inc.	380,285
12,947	AECOM(b)	416,376
7,116	AGCO Corp.	424,683
9,268	Air Lease Corp.	360,154
6,113	Alaska Air Group, Inc.	447,838
4,684	Allegion PLC	429,008
8,142	Allison Transmission Holdings, Inc.	383,570
1,033	AMERCO	357,883
10,596	American Airlines Group, Inc.	425,535
5,189	AMETEK, Inc.	381,028
18,589	Arconic, Inc.	399,292
3,897	Arcosa, Inc.(b)	106,544
10,951	Armstrong World Industries, Inc.	733,607
1,176	Boeing Co. (The)	407,790
6,724	BWX Technologies, Inc.	304,059
4,246	C.H. Robinson Worldwide, Inc.	392,033
3,278	Carlisle Cos., Inc.	345,895
2,874	Caterpillar, Inc.	389,916
1,963	Cintas Corp.	367,827
6,028	Clean Harbors, Inc.(b)	388,987
11,879	Colfax Corp.(b)	296,262
5,440	Copa Holdings SA, Class A (Panama)	462,563
6,335	Copart, Inc.(b)	324,225
953	CoStar Group, Inc.(b)	352,029
4,409	Crane Co.	380,805
5,717	CSX Corp.	415,226
2,939	Cummins, Inc.	443,965
3,030	Curtiss-Wright Corp.	334,512
2,811	Deere & Co.	435,368
7,242	Delta Air Lines, Inc.	439,662
7,284	Donaldson Co., Inc.	408,195
4,759	Dover Corp.	403,991
1,466	Dun & Bradstreet Corp. (The)	210,430
4,835	Eaton Corp. PLC	372,005
5,385	Emerson Electric Co.	363,595
1,552	Equifax, Inc.	159,344
5,631	Expeditors International of Washington, Inc.	428,463
13,349	Fastenal Co.	791,062
1,653	FedEx Corp.	378,537
7,660	Flowserve Corp.	371,587
7,281	Fluor Corp.	298,011
4,844	Fortive Corp.	368,483
6,658	Fortune Brands Home & Security, Inc.	291,620
15,024	Gardner Denver Holdings, Inc.(b)	371,844
21,713	Gates Industrial Corp. PLC(b)	319,832
2,105	General Dynamics Corp.	389,193
32,906	General Electric Co.	246,795
4,759	Genesee & Wyoming, Inc., Class A(b)	396,330
8,782	Graco, Inc.	386,847
44,306	GrafTech International Ltd.	700,478

2,705	Harris Corp.	$386,680
9,606	HD Supply Holdings, Inc.(b)	383,279
4,501	HEICO Corp.	380,425
11,968	Hexcel Corp.	738,067
2,535	Honeywell International, Inc.	372,011
3,140	Hubbell, Inc.	345,902
1,681	Huntington Ingalls Industries, Inc.	362,255
2,740	IDEX Corp.	376,476
7,983	IHS Markit Ltd.(b)	426,053
2,929	Illinois Tool Works, Inc.	407,277
7,790	Ingersoll-Rand PLC	806,421
7,156	ITT, Inc.	396,800
3,378	J.B. Hunt Transport Services, Inc.	359,284
5,568	Jacobs Engineering Group, Inc.	365,651
21,761	JetBlue Airways Corp.(b)	424,775
11,024	Johnson Controls International PLC	383,415
3,593	Kansas City Southern	370,259
5,766	KAR Auction Services, Inc.	329,469
5,468	Kirby Corp.(b)	417,427
11,605	Knight-Swift Transportation Holdings, Inc.	402,229
1,957	L3 Technologies, Inc.	358,699
3,385	Landstar System, Inc.	369,236
3,444	Lennox International, Inc.	778,034
4,424	Lincoln Electric Holdings, Inc.	380,243
1,261	Lockheed Martin Corp.	378,842
8,921	Macquarie Infrastructure Corp.	372,006
4,771	ManpowerGroup, Inc.	387,310
20,594	Masco Corp.	652,624
3,320	Middleby Corp. (The)(b)	401,023
4,789	MSC Industrial Direct Co., Inc., Class A	424,257
13,818	Nielsen Holdings PLC	375,435
2,899	Nordson Corp.	349,069
2,360	Norfolk Southern Corp.	402,946
1,380	Northrop Grumman Corp.	358,634
14,901	nVent Electric PLC (United Kingdom)	372,823
2,515	Old Dominion Freight Line, Inc.	343,876
5,829	Oshkosh Corp.	415,783
13,289	Owens Corning	693,021
5,986	PACCAR, Inc.	372,449
2,266	Parker-Hannifin Corp.	389,843
9,680	Pentair PLC (United Kingdom)	413,336
12,131	Quanta Services, Inc.(b)	425,798
2,082	Raytheon Co.	365,058
5,011	Regal Beloit Corp.	391,760
5,601	Republic Services, Inc.	433,181
423	Resideo Technologies, Inc.(b)	8,726
5,766	Robert Half International, Inc.	356,512
2,229	Rockwell Automation, Inc.	388,604
6,571	Rollins, Inc.	417,653
1,348	Roper Technologies, Inc.	401,151
5,323	Ryder System, Inc.	301,122
15,539	Schneider National, Inc., Class B	346,986
8,038	Sensata Technologies Holding PLC(b)	371,838
2,248	Snap-on, Inc.	373,708
6,707	Southwest Airlines Co.	366,269
4,828	Spirit AeroSystems Holdings, Inc., Class A	395,317
2,839	Stanley Black & Decker, Inc.	371,483
6,867	Stericycle, Inc.(b)	330,097
1,720	Teledyne Technologies, Inc.(b)	386,278
10,851	Terex Corp.	358,734
5,992	Textron, Inc.	336,391
16,489	Timken Co. (The)	662,033
6,671	Toro Co. (The)	413,535
1,175	TransDigm Group, Inc.(b)	424,962
2,748	TransUnion	177,438
11,689	Trinity Industries, Inc.	278,549

Schedule of Investments(a)

2,679	Union Pacific Corp.	$411,977
4,669	United Continental Holdings, Inc.(b)	451,492
3,494	United Parcel Service, Inc., Class B	402,823
2,508	United Rentals, Inc.(b)	293,762
4,220	United Technologies Corp.	514,165
28,796	Univar, Inc.(b)	623,721
18,629	USG Corp.	801,792
5,723	Valmont Industries, Inc.	747,080
3,414	Verisk Analytics, Inc.(b)	421,014
1,189	W.W. Grainger, Inc.	373,394
3,158	WABCO Holdings, Inc.(b)	383,539
3,731	Wabtec Corp.	352,953
4,547	Waste Management, Inc.	426,281
4,302	Watsco, Inc.	661,217
19,427	Welbilt, Inc.(b)	268,481
6,869	WESCO International, Inc.(b)	366,873
3,745	XPO Logistics, Inc.(b)	284,096
5,187	Xylem, Inc.	378,547

		55,452,294

	Information Technology - 12.0%
4,386	2U, Inc.(b)	256,099
2,436	Accenture PLC, Class A	400,771
1,650	Adobe, Inc.(b)	413,968
14,522	Advanced Micro Devices, Inc.(b)	309,319
5,809	Akamai Technologies, Inc.(b)	399,369
866	Alliance Data Systems Corp.	173,512
6,690	Amdocs Ltd.	434,248
4,568	Amphenol Corp., Class A	401,710
4,790	Analog Devices, Inc.	440,297
2,347	ANSYS, Inc.(b)	380,261
1,965	Apple, Inc.	350,910
11,376	Applied Materials, Inc.	424,097
1,640	Arista Networks, Inc.(b)	391,107
16,704	ARRIS International PLC(b)	516,154
5,800	Arrow Electronics, Inc.(b)	446,426
3,786	Aspen Technology, Inc.(b)	326,732
4,738	Atlassian Corp. PLC, Class A(b)	407,184
2,926	Autodesk, Inc.(b)	422,807
2,851	Automatic Data Processing, Inc.	420,294
9,302	Avnet, Inc.	407,614
8,238	Black Knight, Inc.(b)	373,511
8,065	Booz Allen Hamilton Holding Corp.	413,815
1,878	Broadcom, Inc.	445,856
1,546	Broadridge Financial Solutions, Inc.	163,675
9,554	Cadence Design Systems, Inc.(b)	430,312
7,041	CDK Global, Inc.	354,866
4,950	CDW Corp.	458,766
11,900	Ceridian HCM Holding, Inc.(b)	477,428
9,366	Cisco Systems, Inc.	448,350
3,949	Citrix Systems, Inc.(b)	430,323
7,966	Cognex Corp.	350,663
5,732	Cognizant Technology Solutions Corp., Class A	408,290
2,469	Coherent, Inc.(b)	341,117
14,349	CommScope Holding Co., Inc.(b)	259,717
18,083	Conduent, Inc.(b)	231,824
4,152	CoreLogic, Inc.(b)	167,990
12,626	Corning, Inc.	406,810
28,694	Cypress Semiconductor Corp.	398,847
4,553	Dell Technologies, Inc., Class V(b)	480,250
7,993	DocuSign, Inc.(b)	333,788
6,244	Dolby Laboratories, Inc., Class A	439,578
4,792	DXC Technology Co.	302,088
9,090	EchoStar Corp., Class A(b)	380,326
3,165	EPAM Systems, Inc.(b)	412,241
2,074	Euronet Worldwide, Inc.(b)	243,923

2,301	F5 Networks, Inc.(b)	$395,703
889	Fair Isaac Corp.(b)	176,582
1,917	Fidelity National Information Services, Inc.	206,940
27,278	FireEye, Inc.(b)	545,833
8,198	First Data Corp., Class A(b)	156,418
19,777	First Solar, Inc.(b)	879,088
2,600	Fiserv, Inc.(b)	205,738
953	FleetCor Technologies, Inc.(b)	184,310
6,623	FLIR Systems, Inc.	303,731
4,920	Fortinet, Inc.(b)	363,293
2,809	Gartner, Inc.(b)	430,311
13,611	Genpact Ltd.	413,502
1,649	Global Payments, Inc.	184,375
5,271	GoDaddy, Inc., Class A(b)	343,985
4,190	Guidewire Software, Inc.(b)	389,502
26,750	Hewlett Packard Enterprise Co.	401,250
17,701	HP, Inc.	407,123
9,707	Intel Corp.	478,652
2,970	International Business Machines Corp.	369,082
1,945	Intuit, Inc.	417,261
2,798	IPG Photonics Corp.(b)	397,736
15,050	Jabil, Inc.	375,798
1,315	Jack Henry & Associates, Inc.	183,705
15,905	Juniper Networks, Inc.	456,633
6,302	Keysight Technologies, Inc.(b)	389,590
4,249	KLA-Tencor Corp.	418,781
2,890	Lam Research Corp.	453,614
6,245	Leidos Holdings, Inc.	393,435
1,902	Littelfuse, Inc.	363,948
5,158	LogMeIn, Inc.	475,722
7,364	Manhattan Associates, Inc.(b)	364,739
23,864	Marvell Technology Group Ltd.	384,449
976	Mastercard, Inc., Class A	196,244
7,664	Maxim Integrated Products, Inc.	428,571
5,281	Microchip Technology, Inc.	396,075
10,143	Micron Technology, Inc.(b)	391,114
3,930	Microsoft Corp.	435,798
5,371	MKS Instruments, Inc.	421,409
3,234	Monolithic Power Systems, Inc.	427,114
3,507	Motorola Solutions, Inc.	460,294
8,586	National Instruments Corp.	420,371
15,506	NCR Corp.(b)	429,671
5,177	NetApp, Inc.	346,186
26,654	Nuance Communications, Inc.(b)	426,197
8,459	Nutanix, Inc., Class A(b)	378,202
1,632	NVIDIA Corp.	266,718
4,816	NXP Semiconductors NV (Netherlands)	401,510
6,110	Okta, Inc.(b)	388,901
22,678	ON Semiconductor Corp.(b)	434,964
9,036	Oracle Corp.	440,595
1,872	Palo Alto Networks, Inc.(b)	323,762
5,602	Paychex, Inc.	396,397
2,728	Paycom Software, Inc.(b)	362,197
2,291	PayPal Holdings, Inc.(b)	196,591
6,880	Pegasystems, Inc.	371,451
12,272	Pluralsight, Inc., Class A(b)	295,632
3,871	Proofpoint, Inc.(b)	375,526
4,185	PTC, Inc.(b)	361,961
15,520	Pure Storage, Inc., Class A(b)	293,483
5,875	Qorvo, Inc.(b)	386,634
5,935	QUALCOMM, Inc.	345,773
7,080	RealPage, Inc.(b)	365,186
3,011	Red Hat, Inc.(b)	537,644
4,656	RingCentral, Inc., Class A(b)	385,982
17,090	Sabre Corp.	436,991
2,806	salesforce.com, Inc.(b)	400,585

Schedule of Investments(a)

2,161	ServiceNow, Inc.(b)	$400,368
5,071	Skyworks Solutions, Inc.	369,017
3,532	Splunk, Inc.(b)	394,630
2,338	Square, Inc., Class A(b)	163,286
7,672	SS&C Technologies Holdings, Inc.	369,407
39,469	Switch, Inc., Class A	306,674
22,078	Symantec Corp.	488,145
4,314	Synopsys, Inc.(b)	396,629
3,815	Tableau Software, Inc., Class A(b)	475,502
11,085	Teradata Corp.(b)	417,129
11,828	Teradyne, Inc.	422,141
4,183	Texas Instruments, Inc.	417,673
2,120	Total System Services, Inc.	185,224
9,504	Trimble, Inc.(b)	361,437
5,194	Twilio, Inc., Class A(b)	490,781
1,784	Tyler Technologies, Inc.(b)	343,884
4,568	Ubiquiti Networks, Inc.	497,821
1,351	Ultimate Software Group, Inc. (The)(b)	356,556
3,664	Universal Display Corp.	336,502
2,728	VeriSign, Inc.(b)	425,732
21,441	Versum Materials, Inc.	742,716
1,433	Visa, Inc., Class A	203,070
2,867	VMware, Inc., Class A(b)	479,764
7,750	Western Digital Corp.	351,772
11,248	Western Union Co. (The)	210,675
1,069	WEX, Inc.(b)	165,663
2,939	Workday, Inc., Class A(b)	481,996
2,126	Worldpay, Inc., Class A(b)	182,432
15,072	Xerox Corp.	405,738
5,724	Xilinx, Inc.	529,356
2,374	Zebra Technologies Corp., Class A(b)	426,845
6,275	Zendesk, Inc.(b)	372,923

		53,885,279

	Materials - 8.8%
4,803	Air Products & Chemicals, Inc.	772,659
8,001	Albemarle Corp.	770,656
18,849	Alcoa Corp.(b)	599,587
7,266	AptarGroup, Inc.	756,027
48,601	Ardagh Group SA (Luxembourg)	632,299
9,311	Ashland Global Holdings, Inc.	762,478
3,854	Avery Dennison Corp.	371,526
26,935	Axalta Coating Systems Ltd.(b)	674,183
18,323	Ball Corp.	899,842
16,264	Bemis Co., Inc.	793,033
16,398	Berry Global Group, Inc.(b)	825,147
12,573	Cabot Corp.	618,592
6,956	Celanese Corp.	702,069
15,353	CF Industries Holdings, Inc.	647,743
19,766	Chemours Co. (The)	562,936
17,906	Crown Holdings, Inc.(b)	918,220
14,964	Domtar Corp.	652,131
11,422	DowDuPont, Inc.	660,763
8,949	Eagle Materials, Inc.	653,277
8,123	Eastman Chemical Co.	640,255
5,138	Ecolab, Inc.	824,598
9,499	FMC Corp.	785,947
57,976	Freeport-McMoRan, Inc.	692,233
55,133	Graphic Packaging Holding Co.	661,045
28,218	Huntsman Corp.	570,568
5,859	International Flavors & Fragrances, Inc.	829,810
14,929	International Paper Co.	689,570
5,100	Linde PLC (United Kingdom)	811,155
7,502	LyondellBasell Industries NV, Class A	700,012
4,164	Martin Marietta Materials, Inc.	794,033
26,152	Mosaic Co. (The)	941,472
2,020	NewMarket Corp.	849,370

26,579	Newmont Mining Corp.	$859,565
12,400	Nucor Corp.	749,084
26,981	Olin Corp.	580,901
45,322	Owens-Illinois, Inc.(b)	833,472
6,921	Packaging Corp. of America	677,012
61,760	Platform Specialty Products Corp.(b)	726,915
7,129	PPG Industries, Inc.	779,414
9,181	Reliance Steel & Aluminum Co.	738,611
10,769	Royal Gold, Inc.	787,752
11,577	RPM International, Inc.	763,503
10,376	Scotts Miracle-Gro Co. (The)	788,368
19,096	Sealed Air Corp.	697,577
1,679	Sherwin-Williams Co. (The)	712,014
28,342	Silgan Holdings, Inc.	729,806
13,869	Sonoco Products Co.	798,022
19,119	Southern Copper Corp. (Peru)	640,104
16,735	Steel Dynamics, Inc.	589,072
27,453	United States Steel Corp.	633,066
42,890	Valvoline, Inc.	904,550
7,179	Vulcan Materials Co.	758,892
11,069	W.R. Grace & Co.	706,645
9,155	Westlake Chemical Corp.	663,646
14,184	WestRock Co.	668,208

		39,849,435

	Real Estate - 3.9%
1,648	Alexandria Real Estate Equities, Inc. REIT	205,176
4,964	American Campus Communities, Inc. REIT	217,572
9,315	American Homes 4 Rent, Class A REIT	194,031
1,421	American Tower Corp. REIT	233,740
4,727	Apartment Investment & Management Co., Class A REIT	222,594
11,901	Apple Hospitality REIT, Inc. REIT	188,869
1,136	AvalonBay Communities, Inc. REIT	216,488
1,654	Boston Properties, Inc. REIT	217,005
12,835	Brandywine Realty Trust REIT	183,155
11,673	Brixmor Property Group, Inc. REIT	192,604
10,721	Brookfield Property REIT, Inc., Class A REIT	193,085
2,225	Camden Property Trust REIT	211,731
4,539	CBRE Group, Inc., Class A(b)	198,264
33,941	Colony Capital, Inc. REIT	209,077
8,978	Columbia Property Trust, Inc. REIT	192,758
1,801	CoreSite Realty Corp. REIT	175,525
6,934	Corporate Office Properties Trust REIT	169,675
1,875	Crown Castle International Corp. REIT	215,437
6,938	CubeSmart REIT	216,049
3,078	CyrusOne, Inc. REIT	172,614
1,720	Digital Realty Trust, Inc. REIT	197,869
5,442	Douglas Emmett, Inc. REIT	200,919
7,305	Duke Realty Corp. REIT	207,900
12,357	Empire State Realty Trust, Inc., Class A REIT	200,060
2,996	EPR Properties REIT	212,207
476	Equinix, Inc. REIT	183,393
6,542	Equity Commonwealth REIT	207,839
2,188	Equity LifeStyle Properties, Inc. REIT	217,772
3,096	Equity Residential REIT	220,590
853	Essex Property Trust, Inc. REIT	223,921
2,341	Extra Space Storage, Inc. REIT	224,689
1,606	Federal Realty Investment Trust REIT	212,137
8,397	Forest City Realty Trust, Inc., Class A REIT	212,444
6,090	Gaming and Leisure Properties, Inc. REIT	209,679
7,858	HCP, Inc. REIT	229,925
7,611	Healthcare Trust of America, Inc., Class A REIT	214,021

Schedule of Investments(a)

4,382	Highwoods Properties, Inc. REIT	$190,047
7,275	Hospitality Properties Trust REIT	195,261
9,818	Host Hotels & Resorts, Inc. REIT	186,542
1,658	Howard Hughes Corp. (The)(b)	183,640
6,464	Hudson Pacific Properties, Inc. REIT	199,479
8,865	Invitation Homes, Inc. REIT	190,243
5,800	Iron Mountain, Inc. REIT	197,026
5,709	JBG SMITH Properties REIT	228,760
1,463	Jones Lang LaSalle, Inc.	209,502
2,934	Kilroy Realty Corp. REIT	205,644
12,335	Kimco Realty Corp. REIT	201,677
2,702	Lamar Advertising Co., Class A REIT	204,920
4,856	Liberty Property Trust REIT	219,928
2,151	Life Storage, Inc. REIT	210,024
3,710	Macerich Co. (The) REIT	186,576
14,220	Medical Properties Trust, Inc. REIT	245,579
2,033	Mid-America Apartment Communities, Inc. REIT	210,537
4,598	National Retail Properties, Inc. REIT	230,176
6,322	Omega Healthcare Investors, Inc. REIT	239,857
10,470	Outfront Media, Inc. REIT	217,567
13,556	Paramount Group, Inc. REIT	193,444
6,319	Park Hotels & Resorts, Inc. REIT	194,752
3,128	Prologis, Inc. REIT	210,640
1,002	Public Storage REIT	213,687
6,095	Rayonier, Inc. REIT	192,785
10,641	Realogy Holdings Corp.	204,946
3,623	Realty Income Corp. REIT	232,198
3,205	Regency Centers Corp. REIT	204,030
16,300	Retail Properties of America, Inc., Class A REIT	205,217
6,514	Retail Value, Inc. REIT(b)	188,841
1,311	SBA Communications Corp. REIT(b)	223,932
11,030	Senior Housing Properties Trust REIT	151,773
1,138	Simon Property Group, Inc. REIT	211,315
14,730	SITE Centers Corp. REIT	183,241
2,094	SL Green Realty Corp. REIT	201,903
25,302	Spirit Realty Capital, Inc. REIT	187,741
7,293	STORE Capital Corp. REIT	218,498
2,058	Sun Communities, Inc. REIT	214,238
3,379	Taubman Centers, Inc. REIT	178,884
5,200	UDR, Inc. REIT	221,624
10,015	Uniti Group, Inc. REIT(b)	199,599
3,571	Ventas, Inc. REIT	226,723
27,446	VEREIT, Inc. REIT	209,962
9,983	VICI Properties, Inc. REIT	217,330
2,794	Vornado Realty Trust REIT	201,056
6,986	Weingarten Realty Investors REIT	201,616
3,140	Welltower, Inc. REIT	227,116
6,130	Weyerhaeuser Co. REIT	161,893
3,213	WP Carey, Inc. REIT	217,681

		17,450,464

	Utilities - 10.3%
86,178	AES Corp.	1,334,897
26,437	Alliant Energy Corp.	1,199,975
17,731	Ameren Corp.	1,216,701
15,958	American Electric Power Co., Inc.	1,240,575
13,043	American Water Works Co., Inc.	1,244,433
30,623	Aqua America, Inc.	1,050,063
12,338	Atmos Energy Corp.	1,180,377
23,388	Avangrid, Inc.	1,178,287
40,507	CenterPoint Energy, Inc.	1,134,601
22,899	CMS Energy Corp.	1,192,809
14,450	Consolidated Edison, Inc.	1,161,058
16,077	Dominion Energy, Inc.	1,197,737
10,240	DTE Energy Co.	1,226,138

14,173	Duke Energy Corp.	$1,255,303
16,960	Edison International	938,227
13,834	Entergy Corp.	1,204,388
20,062	Evergy, Inc.	1,191,081
18,312	Eversource Energy	1,251,442
26,125	Exelon Corp.	1,211,939
30,712	FirstEnergy Corp.	1,161,835
32,785	Hawaiian Electric Industries, Inc.	1,256,321
42,885	MDU Resources Group, Inc.	1,135,166
20,641	National Fuel Gas Co.	1,111,518
6,653	NextEra Energy, Inc.	1,208,917
41,567	NiSource, Inc.	1,098,200
32,182	NRG Energy, Inc.	1,236,754
31,132	OGE Energy Corp.	1,233,450
24,938	PG&E Corp.(b)	657,864
14,434	Pinnacle West Capital Corp.	1,289,822
38,469	PPL Corp.	1,176,767
21,607	Public Service Enterprise Group, Inc.	1,207,831
32,677	SCANA Corp.	1,524,709
9,785	Sempra Energy	1,127,428
26,285	Southern Co. (The)	1,244,069
21,072	UGI Corp.	1,210,586
16,278	Vectren Corp.	1,168,923
49,653	Vistra Energy Corp.(b)	1,165,852
16,862	WEC Energy Group, Inc.	1,222,158
23,952	Xcel Energy, Inc.	1,256,282

		46,304,483

	Total Investments in Securities (Cost $450,657,908) - 99.8%	449,411,264
	Other assets less liabilities - 0.2%	704,553

	Net Assets - 100.0%	$450,115,817

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2018.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2018	Dividend Income
Invesco Ltd.	$176,581	$45,502	$(4,436)	$(33,993)	$(56)	$183,598	$2,725

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Communication Services - 4.9%
5,330	AMC Networks, Inc., Class A(b)	$319,054
9,370	AT&T, Inc.	292,719
472	Cable One, Inc.	424,465
6,075	CBS Corp., Class B	329,144
16,972	CenturyLink, Inc.	319,074
9,161	Cinemark Holdings, Inc.	351,508
1,627	Facebook, Inc., Class A(b)	228,772
2,015	IAC/InterActiveCorp.(b)	358,589
13,880	Interpublic Group of Cos., Inc. (The)	326,180
4,455	John Wiley & Sons, Inc., Class A	246,317
1,174	Madison Square Garden Co. (The), Class A(b)	317,003
7,423	Match Group, Inc.(b)	298,924
4,371	Omnicom Group, Inc.	336,436
59,466	Sprint Corp.(b)	373,446
11,982	Telephone & Data Systems, Inc.	428,117
5,512	T-Mobile US, Inc.(b)	377,296
8,631	Tribune Media Co., Class A	347,484
5,397	Twenty-First Century Fox, Inc., Class A	266,990
2,526	Twenty-First Century Fox, Inc., Class B	123,850
8,885	Twitter, Inc.(b)	279,433
8,521	United States Cellular Corp.(b)	475,983
3,107	Walt Disney Co. (The)	358,827
8,780	Zayo Group Holdings, Inc.(b)	231,090
70,644	Zynga, Inc., Class A(b)	255,731

		7,666,432

	Consumer Discretionary - 10.1%
5,761	Adient PLC	136,420
4,478	Best Buy Co., Inc.	289,234
145	Booking Holdings, Inc.(b)	274,323
3,070	Bright Horizons Family Solutions, Inc.(b)	373,558
2,277	Burlington Stores, Inc.(b)	377,435
4,855	Carnival Corp.	292,708
719	Chipotle Mexican Grill, Inc.(b)	340,238
3,519	Columbia Sportswear Co.	321,390
3,489	Darden Restaurants, Inc.	385,674
1,246	Domino’s Pizza, Inc.	345,541
4,842	Dunkin’ Brands Group, Inc.	358,308
15,403	Extended Stay America, Inc.	280,335
26,473	Ford Motor Co.	249,111
2,657	frontdoor, Inc.(b)	61,881
529	Graham Holdings Co., Class B	348,590
2,810	Grand Canyon Education, Inc.(b)	343,832
2,885	GrubHub, Inc.(b)	225,867
11,183	H&R Block, Inc.	302,053
16,413	Hanesbrands, Inc.	261,131
7,484	Harley-Davidson, Inc.	316,498
3,578	Hasbro, Inc.	325,598
8,451	L Brands, Inc.	279,813
7,262	Leggett & Platt, Inc.	281,330
2,934	Lululemon Athletica, Inc.(b)	388,902
8,580	Macy’s, Inc.	293,608
1,923	McDonald’s Corp.	362,505

5,052	Michael Kors Holdings Ltd.(b)	$221,025
12,315	Newell Brands, Inc.	288,171
6,337	Nordstrom, Inc.	335,037
100	NVR, Inc.(b)	245,000
2,697	Polaris Industries, Inc.	261,609
10,108	PulteGroup, Inc.	268,064
1,966	PVH Corp.	217,263
15,041	Qurate Retail, Inc.(b)	334,211
2,240	Ralph Lauren Corp.	249,536
5,315	ServiceMaster Global Holdings, Inc.(b)	235,295
4,702	Six Flags Entertainment Corp.	288,515
5,412	Starbucks Corp.	361,089
6,942	Tapestry, Inc.	270,252
4,229	Target Corp.	300,090
6,576	Tempur Sealy International, Inc.(b)	335,244
3,136	Thor Industries, Inc.	212,652
6,916	TJX Cos., Inc. (The)	337,847
7,648	Toll Brothers, Inc.	252,154
1,228	Ulta Beauty, Inc.(b)	365,686
7,323	Urban Outfitters, Inc.(b)	278,933
1,289	Vail Resorts, Inc.	359,863
3,802	VF Corp.	309,064
2,425	Visteon Corp.(b)	179,013
18,875	Wendy’s Co. (The)	338,429
5,605	Williams-Sonoma, Inc.	317,411
1,560	Wynn Resorts Ltd.	170,664
7,758	Yum China Holdings, Inc. (China)	277,969
3,769	Yum! Brands, Inc.	347,577

		15,773,546

	Consumer Staples - 5.2%
7,030	Archer-Daniels-Midland Co.	323,521
819	Brown-Forman Corp., Class A	39,812
4,494	Brown-Forman Corp., Class B	214,454
8,977	Campbell Soup Co.	351,898
6,449	Church & Dwight Co., Inc.	426,859
7,189	Coca-Cola Co. (The)	362,326
1,358	Constellation Brands, Inc., Class A	265,842
2,019	Estee Lauder Cos., Inc. (The), Class A	288,030
14,712	Flowers Foods, Inc.	291,150
11,683	Hain Celestial Group, Inc. (The)(b)	241,838
6,282	Herbalife Nutrition Ltd.(b)	359,644
8,333	Hormel Foods Corp.	375,735
2,974	Kimberly-Clark Corp.	343,110
4,781	Lamb Weston Holdings, Inc.	366,703
2,984	McCormick & Co., Inc.	447,600
5,036	Molson Coors Brewing Co., Class B	331,218
7,845	Mondelez International, Inc., Class A	352,868
5,995	Monster Beverage Corp.(b)	357,782
3,707	Nu Skin Enterprises, Inc., Class A	244,551
15,012	Pilgrim’s Pride Corp.(b)	297,838
3,954	Post Holdings, Inc.(b)	382,549
75	Seaboard Corp.	279,150
4,757	Sysco Corp.	320,622
4,336	Tyson Foods, Inc., Class A	255,607
8,467	US Foods Holding Corp.(b)	280,935
4,892	Walgreens Boots Alliance, Inc.	414,206

		8,215,848

	Energy - 4.6%
16,034	Antero Resources Corp.(b)	210,526
8,567	Baker Hughes a GE Co., Class A	195,499
13,706	Cabot Oil & Gas Corp.	344,843
16,714	Centennial Resource Development, Inc., Class A(b)	259,401
2,439	Chevron Corp.	290,095
3,223	Cimarex Energy Co.	264,222
18,729	CNX Resources Corp.(b)	259,209

Schedule of Investments(a)

4,395	Concho Resources, Inc.(b)	$572,844
5,415	Diamondback Energy, Inc.	597,708
2,553	EOG Resources, Inc.	263,751
3,941	HollyFrontier Corp.	246,194
18,435	Kinder Morgan, Inc.	314,686
10,384	Newfield Exploration Co.(b)	176,009
3,631	Occidental Petroleum Corp.	255,150
4,474	ONEOK, Inc.	274,838
10,156	Parsley Energy, Inc., Class A(b)	204,440
6,405	PBF Energy, Inc., Class A	247,745
2,562	Phillips 66	239,598
1,552	Pioneer Natural Resources Co.	229,308
24,375	QEP Resources, Inc.(b)	195,731
19,836	Range Resources Corp.	288,614
17,509	RPC, Inc.	229,018
11,671	SM Energy Co.	238,088
6,422	Targa Resources Corp.	286,614
2,498	Valero Energy Corp.	199,590
11,224	Williams Cos., Inc. (The)	284,192

		7,167,913

	Financials - 16.2%
6,701	Aflac, Inc.	306,504
15,845	AGNC Investment Corp. REIT	280,456
3,234	Allstate Corp. (The)	288,440
3,146	American Express Co.	353,201
2,735	American Financial Group, Inc.	279,955
2,601	American National Insurance Co.	331,914
28,736	Annaly Capital Management, Inc. REIT	288,509
2,218	Aon PLC	366,214
11,810	Arch Capital Group Ltd.(b)	338,002
4,641	Arthur J. Gallagher & Co.	357,682
10,958	Associated Banc-Corp.	253,897
3,259	Assurant, Inc.	316,905
8,692	Assured Guaranty Ltd.	354,807
3,557	Bank of Hawaii Corp.	283,671
5,511	Bank of New York Mellon Corp. (The)	282,769
6,366	Bank OZK	172,519
7,181	BankUnited, Inc.	248,032
26,272	BGC Partners, Inc., Class A	276,907
2,984	BOK Financial Corp.	251,551
11,284	Brown & Brown, Inc.	327,462
5,449	Charles Schwab Corp. (The)	244,115
17,055	Chimera Investment Corp. REIT	327,285
4,437	Cincinnati Financial Corp.	362,636
6,053	CIT Group, Inc.	281,041
1,880	CME Group, Inc.	357,350
6,592	CNA Financial Corp.	309,297
5,051	Commerce Bancshares, Inc.	318,314
880	Credit Acceptance Corp.(b)	360,290
2,645	Cullen/Frost Bankers, Inc.	265,346
4,126	Discover Financial Services	294,184
4,805	E*TRADE Financial Corp.	251,253
4,330	East West Bancorp, Inc.	232,478
2,741	Erie Indemnity Co., Class A	375,106
1,356	Everest Re Group Ltd.	301,140
8,042	Fidelity National Financial, Inc.	270,211
9,974	Fifth Third Bancorp	278,574
710	First Citizens BancShares, Inc., Class A	304,924
10,451	First Hawaiian, Inc.	271,935
16,337	First Horizon National Corp.	269,397
3,041	First Republic Bank	301,515
4,103	Interactive Brokers Group, Inc., Class A	237,359
4,344	Intercontinental Exchange, Inc.	354,992
2,898	JPMorgan Chase & Co.	322,229
15,531	KeyCorp	284,839
6,258	Loews Corp.	300,759

4,424	LPL Financial Holdings, Inc.	$283,888
279	Markel Corp.(b)	319,215
1,453	MarketAxess Holdings, Inc.	316,362
3,855	Marsh & McLennan Cos., Inc.	341,939
6,463	Mercury General Corp.	366,129
6,599	MetLife, Inc.	294,513
39,026	MFA Financial, Inc. REIT	282,938
1,760	Moody’s Corp.	279,963
2,596	Morningstar, Inc.	306,691
3,266	Nasdaq, Inc.	298,251
16,870	New Residential Investment Corp. REIT	290,164
2,943	Northern Trust Corp.	292,034
5,662	PacWest Bancorp	227,839
4,481	Pinnacle Financial Partners, Inc.	256,985
6,797	Popular, Inc.	383,351
5,415	Principal Financial Group, Inc.	267,068
4,933	Progressive Corp. (The)	327,009
2,028	Reinsurance Group of America, Inc.	302,943
1,529	S&P Global, Inc.	279,593
17,446	Santander Consumer USA Holdings, Inc.	339,325
26,607	SLM Corp.(b)	273,254
14,363	Starwood Property Trust, Inc. REIT	321,300
12,207	Sterling Bancorp	235,595
969	SVB Financial Group(b)	246,911
5,610	Synovus Financial Corp.	212,114
2,495	T. Rowe Price Group, Inc.	247,903
11,533	TCF Financial Corp.	259,377
5,125	TD Ameritrade Holding Corp.	275,776
19,279	TFS Financial Corp.	308,850
3,692	Torchmark Corp.	319,026
19,464	Two Harbors Investment Corp. REIT	279,892
12,823	Umpqua Holdings Corp.	246,715
8,000	Unum Group	287,280
9,738	Virtu Financial, Inc., Class A	245,105
4,083	W.R. Berkley Corp.	321,659
4,729	Webster Financial Corp.	284,544
5,016	Western Alliance Bancorp(b)	235,100
336	White Mountains Insurance Group Ltd.	312,060
2,054	Willis Towers Watson PLC	327,510
3,268	Wintrust Financial Corp.	252,780
5,496	Zions Bancorp NA	267,435

		25,252,352

	Health Care - 9.7%
2,968	AbbVie, Inc.	279,793
7,481	Acadia Healthcare Co., Inc.(b)	254,130
2,696	Alexion Pharmaceuticals, Inc.(b)	332,012
1,724	Amgen, Inc.	359,023
2,010	athenahealth, Inc.(b)	267,531
2,070	Bio-Techne Corp.	334,139
10,169	Boston Scientific Corp.(b)	383,066
2,356	Cantel Medical Corp.	202,333
3,915	Celgene Corp.(b)	282,741
5,072	Cerner Corp.(b)	293,720
2,885	Charles River Laboratories International, Inc.(b)	389,042
925	Chemed Corp.	293,021
1,794	Cigna Corp.	400,744
3,101	Danaher Corp.	339,684
2,265	Edwards Lifesciences Corp.(b)	366,953
3,701	Eli Lilly & Co.	439,087
4,745	Encompass Health Corp.	356,871
4,074	Express Scripts Holding Co.(b)	413,389
4,340	Henry Schein, Inc.(b)	387,128
3,399	Hill-Rom Holdings, Inc.	329,567
1,058	Humana, Inc.	348,579
1,140	Illumina, Inc.(b)	384,750

Schedule of Investments(a)

4,733	Integra LifeSciences Holdings Corp.(b)	$253,831
3,088	IQVIA Holdings, Inc.(b)	386,216
1,812	Jazz Pharmaceuticals PLC(b)	273,974
2,569	Johnson & Johnson	377,386
1,667	Laboratory Corp. of America Holdings(b)	242,782
6,600	MEDNAX, Inc.(b)	265,320
5,200	Merck & Co., Inc.	412,568
1,921	Penumbra, Inc.(b)	267,442
8,615	Pfizer, Inc.	398,271
3,497	PRA Health Sciences, Inc.(b)	408,240
9,484	Premier, Inc., Class A(b)	376,135
8,275	QIAGEN NV(b)	293,266
2,817	Quest Diagnostics, Inc.	249,502
1,030	Regeneron Pharmaceuticals, Inc.(b)	376,620
2,972	STERIS PLC	353,906
1,744	Stryker Corp.	306,002
2,868	United Therapeutics Corp.(b)	338,711
1,269	UnitedHealth Group, Inc.	357,046
4,032	Veeva Systems, Inc., Class A(b)	387,717
1,983	Vertex Pharmaceuticals, Inc.(b)	358,507
1,367	WellCare Health Plans, Inc.(b)	348,421
2,807	Zimmer Biomet Holdings, Inc.	328,475
3,686	Zoetis, Inc.	346,005

		15,143,646

	Industrials - 9.9%
2,553	Acuity Brands, Inc.	331,941
5,167	Alaska Air Group, Inc.	378,534
857	AMERCO	296,908
2,892	Arcosa, Inc.(b)	79,067
4,523	BWX Technologies, Inc.	204,530
3,511	C.H. Robinson Worldwide, Inc.	324,171
2,811	Carlisle Cos., Inc.	296,617
1,698	Cintas Corp.	318,171
5,434	Copart, Inc.(b)	278,112
4,735	CSX Corp.	343,903
2,329	Curtiss-Wright Corp.	257,122
2,506	Dun & Bradstreet Corp. (The)	359,711
4,259	Emerson Electric Co.	287,568
4,167	Expeditors International of Washington, Inc.	317,067
1,206	FedEx Corp.	276,174
7,298	Flowserve Corp.	354,026
4,237	Fortive Corp.	322,309
7,553	HD Supply Holdings, Inc.(b)	301,365
1,572	HEICO Corp.	132,865
3,098	HEICO Corp., Class A	209,177
1,371	Huntington Ingalls Industries, Inc.	295,450
6,353	IHS Markit Ltd.(b)	339,060
3,472	Ingersoll-Rand PLC	359,421
2,359	J.B. Hunt Transport Services, Inc.	250,903
16,563	JetBlue Airways Corp.(b)	323,310
8,869	Johnson Controls International PLC	308,464
5,822	KAR Auction Services, Inc.	332,669
3,300	Kirby Corp.(b)	251,922
2,006	Norfolk Southern Corp.	342,504
4,748	PACCAR, Inc.	295,421
6,824	Pentair PLC (United Kingdom)	291,385
1,440	Raytheon Co.	252,490
4,550	Republic Services, Inc.	351,897
4,768	Robert Half International, Inc.	294,805
6,081	Rollins, Inc.	386,508
2,067	Snap-on, Inc.	343,618
2,119	Stanley Black & Decker, Inc.	277,271
7,434	Terex Corp.	245,768
4,561	Textron, Inc.	256,055
5,217	Toro Co. (The)	323,402

4,457	TransUnion	$287,788
8,678	Trinity Industries, Inc.	206,797
2,127	Union Pacific Corp.	327,090
4,446	United Continental Holdings, Inc.(b)	429,928
3,324	United Technologies Corp.	404,996
11,077	Univar, Inc.(b)	239,928
2,903	Verisk Analytics, Inc.(b)	357,998
3,102	Wabtec Corp.	293,449
3,708	Waste Management, Inc.	347,625
15,326	Welbilt, Inc.(b)	211,805
2,792	XPO Logistics, Inc.(b)	211,801
4,269	Xylem, Inc.	311,552

		15,422,418

	Information Technology - 11.4%
1,994	Accenture PLC, Class A	328,053
1,234	Adobe, Inc.(b)	309,598
4,013	Akamai Technologies, Inc.(b)	275,894
4,457	Amdocs Ltd.	289,304
3,486	Amphenol Corp., Class A	306,559
1,657	Apple, Inc.	295,907
5,927	Applied Materials, Inc.	220,959
12,156	ARRIS International PLC(b)	375,620
4,172	Arrow Electronics, Inc.(b)	321,119
3,318	Aspen Technology, Inc.(b)	286,343
1,224	Broadcom, Inc.	290,590
2,627	Broadridge Financial Solutions, Inc.	278,120
4,706	CDK Global, Inc.	237,182
2,945	Citrix Systems, Inc.(b)	320,917
4,033	Cognizant Technology Solutions Corp., Class A	287,271
10,377	CommScope Holding Co., Inc.(b)	187,824
5,791	CoreLogic, Inc.(b)	234,304
3,834	Dell Technologies, Inc., Class V(b)	404,410
4,955	Dolby Laboratories, Inc., Class A	348,832
3,868	DXC Technology Co.	243,839
6,413	EchoStar Corp., Class A(b)	268,320
1,815	F5 Networks, Inc.(b)	312,126
16,188	First Data Corp., Class A(b)	308,867
4,311	Fiserv, Inc.(b)	341,129
5,068	Fortinet, Inc.(b)	374,221
2,737	Global Payments, Inc.	306,024
4,232	GoDaddy, Inc., Class A(b)	276,180
19,607	Hewlett Packard Enterprise Co.	294,105
5,491	Intel Corp.	270,761
1,547	Intuit, Inc.	331,878
10,708	Jabil, Inc.	267,379
11,523	Juniper Networks, Inc.	330,825
2,678	KLA-Tencor Corp.	263,944
1,515	Lam Research Corp.	237,794
5,116	Leidos Holdings, Inc.	322,308
2,789	LogMeIn, Inc.	257,229
1,620	Mastercard, Inc., Class A	325,733
4,879	Micron Technology, Inc.(b)	188,134
3,147	Microsoft Corp.	348,971
2,663	MKS Instruments, Inc.	208,939
2,281	Monolithic Power Systems, Inc.	301,252
2,645	NXP Semiconductors NV (Netherlands)	220,514
6,621	Oracle Corp.	322,840
2,952	Paycom Software, Inc.(b)	391,937
4,871	Pegasystems, Inc.	262,985
5,190	RealPage, Inc.(b)	267,700
1,895	Red Hat, Inc.(b)	338,371
12,848	Sabre Corp.	328,523
2,401	salesforce.com, Inc.(b)	342,767
3,060	Skyworks Solutions, Inc.	222,676
14,779	Symantec Corp.	326,764

Schedule of Investments(a)

2,729	Texas Instruments, Inc.	$272,491
1,322	Tyler Technologies, Inc.(b)	254,829
1,175	Ultimate Software Group, Inc. (The)(b)	310,106
2,376	VeriSign, Inc.(b)	370,799
7,586	Versum Materials, Inc.	262,779
2,384	Visa, Inc., Class A	337,837
2,252	VMware, Inc., Class A(b)	376,850
3,899	Worldpay, Inc., Class A(b)	334,573
1,994	Zebra Technologies Corp., Class A(b)	358,521

		17,882,626

	Materials - 6.7%
1,872	Air Products & Chemicals, Inc.	301,149
3,324	Albemarle Corp.	320,168
6,299	Alcoa Corp.(b)	200,371
3,308	AptarGroup, Inc.	344,197
9,785	Axalta Coating Systems Ltd.(b)	244,919
8,242	Ball Corp.	404,765
7,258	Bemis Co., Inc.	353,900
6,352	Berry Global Group, Inc.(b)	319,633
2,656	Celanese Corp.	268,070
7,469	CF Industries Holdings, Inc.	315,117
2,914	Eastman Chemical Co.	229,681
2,179	Ecolab, Inc.	349,708
3,454	FMC Corp.	285,784
17,826	Freeport-McMoRan, Inc.	212,842
2,491	International Flavors & Fragrances, Inc.	352,800
5,663	International Paper Co.	261,574
1,951	Linde PLC (United Kingdom)	310,307
806	NewMarket Corp.	338,907
7,790	Newmont Mining Corp.	251,929
4,761	Nucor Corp.	287,612
16,372	Owens-Illinois, Inc.(b)	301,081
2,578	Packaging Corp. of America	252,180
3,070	PPG Industries, Inc.	335,643
3,237	Reliance Steel & Aluminum Co.	260,417
6,092	RPM International, Inc.	401,767
3,520	Scotts Miracle-Gro Co. (The)	267,450
6,812	Sealed Air Corp.	248,842
806	Sherwin-Williams Co. (The)	341,800
11,062	Silgan Holdings, Inc.	284,846
5,993	Sonoco Products Co.	344,837
6,187	Southern Copper Corp. (Peru)	207,141
6,117	Steel Dynamics, Inc.	215,318
8,435	United States Steel Corp.	194,511
15,196	Valvoline, Inc.	320,484
4,306	W.R. Grace & Co.	274,895
5,107	WestRock Co.	240,591

		10,445,236

	Real Estate - 14.1%
2,436	Alexandria Real Estate Equities, Inc. REIT	303,282
7,791	American Campus Communities, Inc. REIT	341,480
15,711	American Homes 4 Rent, Class A REIT	327,260
7,627	Apartment Investment & Management Co., Class A REIT	359,155
1,875	AvalonBay Communities, Inc. REIT	357,319
2,570	Boston Properties, Inc. REIT	337,184
18,666	Brandywine Realty Trust REIT	266,364
19,874	Brixmor Property Group, Inc. REIT	327,921
3,584	Camden Property Trust REIT	341,053
13,691	Columbia Property Trust, Inc. REIT	293,946
2,829	CoreSite Realty Corp. REIT	275,714
10,892	Corporate Office Properties Trust REIT	266,527
2,994	Crown Castle International Corp. REIT	344,011
10,275	CubeSmart REIT	319,963
2,906	Digital Realty Trust, Inc. REIT	334,306
7,927	Douglas Emmett, Inc. REIT	292,665

10,780	Duke Realty Corp. REIT	$306,799
17,984	Empire State Realty Trust, Inc., Class A REIT	291,161
5,038	EPR Properties REIT	356,842
762	Equinix, Inc. REIT	293,583
9,766	Equity Commonwealth REIT	310,266
3,463	Equity LifeStyle Properties, Inc. REIT	344,672
4,873	Equity Residential REIT	347,201
1,267	Essex Property Trust, Inc. REIT	332,600
3,148	Extra Space Storage, Inc. REIT	302,145
2,609	Federal Realty Investment Trust REIT	344,623
15,362	Forest City Realty Trust, Inc., Class A REIT	388,659
8,657	Gaming and Leisure Properties, Inc. REIT	298,061
12,251	Healthcare Trust of America, Inc., Class A REIT	344,498
6,426	Highwoods Properties, Inc. REIT	278,696
2,418	Howard Hughes Corp. (The)(b)	267,818
8,670	Hudson Pacific Properties, Inc. REIT	267,556
9,379	Iron Mountain, Inc. REIT	318,605
4,001	Kilroy Realty Corp. REIT	280,430
20,410	Kimco Realty Corp. REIT	333,703
4,456	Lamar Advertising Co., Class A REIT	337,943
7,175	Liberty Property Trust REIT	324,956
3,384	Life Storage, Inc. REIT	330,414
5,435	Macerich Co. (The) REIT	273,326
22,945	Medical Properties Trust, Inc. REIT	396,260
3,314	Mid-America Apartment Communities, Inc. REIT	343,198
7,498	National Retail Properties, Inc. REIT	375,350
10,107	Omega Healthcare Investors, Inc. REIT	383,460
15,820	Outfront Media, Inc. REIT	328,740
20,331	Paramount Group, Inc. REIT	290,123
9,549	Prologis, Inc. REIT	643,030
1,481	Public Storage REIT	315,838
7,822	Rayonier, Inc. REIT	247,410
12,751	Realogy Holdings Corp.	245,584
5,787	Realty Income Corp. REIT	370,889
5,331	Regency Centers Corp. REIT	339,371
25,992	Retail Properties of America, Inc., Class A REIT	327,239
17,281	Senior Housing Properties Trust REIT	237,787
1,925	Simon Property Group, Inc. REIT	357,453
3,139	SL Green Realty Corp. REIT	302,662
39,023	Spirit Realty Capital, Inc. REIT	289,551
11,529	STORE Capital Corp. REIT	345,409
3,246	Sun Communities, Inc. REIT	337,909
5,574	Taubman Centers, Inc. REIT	295,088
8,541	UDR, Inc. REIT	364,017
14,684	Uniti Group, Inc. REIT(b)	292,652
5,673	Ventas, Inc. REIT	360,179
43,559	VEREIT, Inc. REIT	333,226
4,526	Vornado Realty Trust REIT	325,691
10,398	Weingarten Realty Investors REIT	300,086
5,404	Welltower, Inc. REIT	390,871
8,197	Weyerhaeuser Co. REIT	216,483
4,682	WP Carey, Inc. REIT	317,205

		22,035,468

	Utilities - 7.0%
7,518	Alliant Energy Corp.	341,242
5,242	Ameren Corp.	359,706
4,578	American Electric Power Co., Inc.	355,894
3,693	American Water Works Co., Inc.	352,349
8,551	Aqua America, Inc.	293,214
3,486	Atmos Energy Corp.	333,506
5,747	Avangrid, Inc.	289,534

Schedule of Investments(a)

11,926	CenterPoint Energy, Inc.	$334,047
6,717	CMS Energy Corp.	349,888
4,114	Consolidated Edison, Inc.	330,560
4,818	Dominion Energy, Inc.	358,941
3,038	DTE Energy Co.	363,770
4,028	Duke Energy Corp.	356,760
4,991	Edison International	276,102
3,878	Entergy Corp.	337,619
5,454	Evergy, Inc.	323,804
5,424	Eversource Energy	370,676
7,556	Exelon Corp.	350,523
9,090	Hawaiian Electric Industries, Inc.	348,329
10,887	MDU Resources Group, Inc.	288,179
1,885	NextEra Energy, Inc.	342,523
12,409	NiSource, Inc.	327,846
8,860	OGE Energy Corp.	351,033
7,215	PG&E Corp.(b)	190,332
3,902	Pinnacle West Capital Corp.	348,683
11,379	PPL Corp.	348,084
5,961	Public Service Enterprise Group, Inc.	333,220
2,933	Sempra Energy	337,940
6,952	Southern Co. (The)	329,038
6,082	UGI Corp.	349,411
4,446	Vectren Corp.	319,267
4,888	WEC Energy Group, Inc.	354,282
6,829	Xcel Energy, Inc.	358,181

		11,004,483

	Total Investments in Securities (Cost $151,042,085) - 99.8%	156,009,968
	Other assets less liabilities - 0.2%	251,341

	Net Assets - 100.0%	$156,261,309

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500 Enhanced Value ETF (SPVU)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.6%
	Communication Services - 19.3%
34,040	AT&T, Inc.	$1,063,410
9,615	CenturyLink, Inc.	180,762
1,242	Charter Communications, Inc., Class A(b)	408,866
29,636	Comcast Corp., Class A	1,156,100
1,613	DISH Network Corp., Class A(b)	52,842
23,472	Verizon Communications, Inc.	1,415,362
2,909	Viacom, Inc., Class B	89,772

		4,367,114

	Consumer Discretionary - 7.7%
1,427	Best Buy Co., Inc.	92,170
1,866	D.R. Horton, Inc.	69,452
1,373	Dollar Tree, Inc.(b)	119,135
518	Foot Locker, Inc.	29,215
43,527	Ford Motor Co.	409,589
1,123	Gap, Inc. (The)	30,647
6,424	General Motors Co.	243,791
2,051	Goodyear Tire & Rubber Co. (The)	47,501
1,050	Kohl’s Corp.	70,528
1,835	Lennar Corp., Class A	78,410
2,785	Macy’s, Inc.	95,303
4,997	Newell Brands, Inc.	116,930
597	Nordstrom, Inc.	31,563
1,298	PulteGroup, Inc.	34,423
3,306	Target Corp.	234,594
429	Whirlpool Corp.	54,110

		1,757,361

	Consumer Staples - 10.3%
5,081	Archer-Daniels-Midland Co.	233,828
701	JM Smucker Co. (The)	73,261
4,748	Kraft Heinz Co. (The)	242,718
6,403	Kroger Co. (The)	189,913
1,528	Molson Coors Brewing Co., Class B	100,497
2,334	Tyson Foods, Inc., Class A	137,589
5,973	Walgreens Boots Alliance, Inc.	505,734
8,706	Walmart, Inc.	850,141

		2,333,681

	Energy - 3.8%
2,659	Baker Hughes a GE Co., Class A	60,678
3,470	Marathon Petroleum Corp.	226,105
2,850	Phillips 66	266,532
2,448	TechnipFMC PLC (United Kingdom)	56,524
3,055	Valero Energy Corp.	244,095

		853,934

	Financials - 34.9%
5,532	Aflac, Inc.	253,034
2,554	Allstate Corp. (The)	227,791
433	Assurant, Inc.	42,105
37,824	Bank of America Corp.	1,074,202
4,700	Bank of New York Mellon Corp. (The)	241,157
5,857	Berkshire Hathaway, Inc., Class B(b)	1,278,232
603	Brighthouse Financial, Inc.(b)	24,277
2,904	Capital One Financial Corp.	260,431
2,624	Chubb Ltd.	350,934

2,959	Citizens Financial Group, Inc.	$107,589
235	Everest Re Group Ltd.	52,189
4,051	Fifth Third Bancorp	113,144
1,698	Goldman Sachs Group, Inc. (The)	323,792
2,594	Invesco Ltd.(c)	52,788
2,142	Jefferies Financial Group, Inc.	46,803
2,048	Lincoln National Corp.	128,963
2,023	Loews Corp.	97,225
9,110	MetLife, Inc.	406,579
7,261	Morgan Stanley	322,316
1,684	People’s United Financial, Inc.	28,392
2,096	PNC Financial Services Group, Inc. (The)	284,595
2,189	Principal Financial Group, Inc.	107,961
4,533	Prudential Financial, Inc.	425,014
4,927	Regions Financial Corp.	81,049
2,148	SunTrust Banks, Inc.	134,658
706	Torchmark Corp.	61,005
1,487	Travelers Cos., Inc. (The)	193,860
2,183	Unum Group	78,391
20,443	Wells Fargo & Co.	1,109,646

		7,908,122

	Health Care - 11.1%
978	AmerisourceBergen Corp.	86,944
1,652	Anthem, Inc.	479,196
2,779	Cardinal Health, Inc.	152,373
1,405	Centene Corp.(b)	199,861
9,533	CVS Health Corp.	764,547
5,058	Express Scripts Holding Co.(b)	513,235
2,009	McKesson Corp.	250,120
460	Universal Health Services, Inc., Class B	63,475

		2,509,751

	Industrials - 5.5%
841	Alaska Air Group, Inc.	61,612
2,446	American Airlines Group, Inc.	98,231
3,647	Delta Air Lines, Inc.	221,409
2,208	Eaton Corp. PLC	169,884
902	Fluor Corp.	36,919
696	Jacobs Engineering Group, Inc.	45,706
5,449	Johnson Controls International PLC	189,516
906	Pentair PLC (United Kingdom)	38,686
1,087	Quanta Services, Inc.(b)	38,154
2,988	Southwest Airlines Co.	163,175
1,926	United Continental Holdings, Inc.(b)	186,244

		1,249,536

	Information Technology - 2.0%
11,423	Hewlett Packard Enterprise Co.	171,345
6,491	Micron Technology, Inc.(b)	250,293
1,359	Xerox Corp.	36,584

		458,222

	Materials - 2.5%
657	Eastman Chemical Co.	51,785
2,308	International Paper Co.	106,606
1,632	LyondellBasell Industries NV, Class A	152,282
1,611	Mosaic Co. (The)	57,996
1,555	Nucor Corp.	93,938
2,009	WestRock Co.	94,644

		557,251

	Real Estate - 0.2%
1,898	Duke Realty Corp. REIT	54,017

	Utilities - 2.3%
3,140	CenterPoint Energy, Inc.	87,951
6,710	Exelon Corp.	311,277
3,504	PG&E Corp.(b)	92,436

Schedule of Investments(a)

686	SCANA Corp.	$32,009

		523,673

	Total Common Stocks & Other Equity Interests (Cost $22,548,674)	22,572,662

	Money Market Fund - 0.1%
12,853	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(d) (Cost $12,853)	12,853

	Total Investments in Securities (Cost $22,561,527) - 99.7%	22,585,515
	Other assets less liabilities - 0.3%	62,106

	Net Assets - 100.0%	$22,647,621

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2018.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2018	Dividend Income
Invesco Ltd.	$71,770	$296	$(8,491)	$(8,442)	$(2,345)	$52,788	$778

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 1.9%
23,104	Verizon Communications, Inc.	$1,393,171
11,339	Walt Disney Co. (The)	1,309,541

		2,702,712

	Consumer Discretionary - 6.7%
20,925	Garmin Ltd.	1,394,860
14,203	Genuine Parts Co.	1,472,993
7,301	Home Depot, Inc. (The)	1,316,516
7,366	McDonald’s Corp.	1,388,565
19,339	Starbucks Corp.	1,290,298
24,729	TJX Cos., Inc. (The)	1,208,012
15,590	Yum! Brands, Inc.	1,437,710

		9,508,954

	Consumer Staples - 9.6%
31,744	Archer-Daniels-Midland Co.	1,460,859
38,692	Coca-Cola Co. (The)	1,950,077
6,016	Costco Wholesale Corp.	1,391,380
29,964	Hormel Foods Corp.	1,351,077
9,125	McCormick & Co., Inc.	1,368,750
33,458	Mondelez International, Inc., Class A	1,504,941
13,694	PepsiCo, Inc.	1,669,846
16,223	Procter & Gamble Co. (The)	1,533,236
20,124	Sysco Corp.	1,356,358

		13,586,524

	Energy - 2.8%
10,666	Chevron Corp.	1,268,614
17,517	Exxon Mobil Corp.	1,392,602
21,033	ONEOK, Inc.	1,292,057

		3,953,273

	Financials - 26.2%
35,396	Aflac, Inc.	1,619,013
15,460	Allstate Corp. (The)	1,378,877
11,874	American Express Co.	1,333,094
30,330	American International Group, Inc.	1,311,772
9,750	Aon PLC	1,609,823
20,197	Arthur J. Gallagher & Co.	1,556,583
12,206	Assurant, Inc.	1,186,911
25,455	BB&T Corp.	1,300,751
6,148	Berkshire Hathaway, Inc., Class B(b)	1,341,740
11,999	Chubb Ltd.	1,604,746
16,626	Cincinnati Financial Corp.	1,358,843
19,409	Citigroup, Inc.	1,257,509
7,385	CME Group, Inc.	1,403,741
30,058	Hartford Financial Services Group, Inc. (The)	1,328,263
17,328	Intercontinental Exchange, Inc.	1,416,044
11,820	JPMorgan Chase & Co.	1,314,266
32,433	Loews Corp.	1,558,730
7,886	M&T Bank Corp.	1,332,813
18,047	Marsh & McLennan Cos., Inc.	1,600,769
16,856	Nasdaq, Inc.	1,539,290
93,828	People’s United Financial, Inc.	1,581,940

18,909	Progressive Corp. (The)	$1,253,478
16,849	Torchmark Corp.	1,455,922
11,209	Travelers Cos., Inc. (The)	1,461,317
28,298	US Bancorp	1,541,109
9,131	Willis Towers Watson PLC	1,455,938

		37,103,282

	Health Care - 16.6%
18,982	Abbott Laboratories	1,405,617
6,629	Amgen, Inc.	1,380,489
4,409	Anthem, Inc.	1,278,919
20,049	Baxter International, Inc.	1,374,359
5,525	Becton, Dickinson and Co.	1,396,444
14,048	Danaher Corp.	1,538,818
12,238	Eli Lilly & Co.	1,451,916
4,095	Humana, Inc.	1,349,180
10,436	Johnson & Johnson	1,533,048
8,009	Laboratory Corp. of America Holdings(b)	1,166,431
19,117	Merck & Co., Inc.	1,516,743
34,598	Pfizer, Inc.	1,599,465
13,612	Quest Diagnostics, Inc.	1,205,615
8,139	Stryker Corp.	1,428,069
5,238	Thermo Fisher Scientific, Inc.	1,307,143
4,715	UnitedHealth Group, Inc.	1,326,612
13,375	Zoetis, Inc.	1,255,511

		23,514,379

	Industrials - 13.8%
6,297	3M Co.	1,309,272
19,006	AMETEK, Inc.	1,395,611
7,037	Cintas Corp.	1,318,593
14,779	Dover Corp.	1,254,589
17,318	Eaton Corp. PLC	1,332,447
10,351	Honeywell International, Inc.	1,519,009
4,050	Lockheed Martin Corp.	1,216,741
30,784	Pentair PLC (United Kingdom)	1,314,477
6,847	Raytheon Co.	1,200,553
23,277	Republic Services, Inc.	1,800,243
22,534	Rollins, Inc.	1,432,261
10,462	United Technologies Corp.	1,274,690
12,103	Verisk Analytics, Inc.(b)	1,492,542
17,958	Waste Management, Inc.	1,683,563

		19,544,591

	Information Technology - 12.0%
7,963	Accenture PLC, Class A	1,310,073
16,447	Amphenol Corp., Class A	1,446,349
9,180	Automatic Data Processing, Inc.	1,353,316
15,190	Citrix Systems, Inc.(b)	1,655,254
18,355	Cognizant Technology Solutions Corp., Class A	1,307,427
14,274	Fidelity National Information Services, Inc.	1,540,878
19,463	Fiserv, Inc.(b)	1,540,107
10,870	Motorola Solutions, Inc.	1,426,688
21,554	Paychex, Inc.	1,525,161
16,869	TE Connectivity Ltd.	1,297,732
14,190	Total System Services, Inc.	1,239,780
70,061	Western Union Co. (The)	1,312,243

		16,955,008

	Materials - 4.1%
9,681	Air Products & Chemicals, Inc.	1,557,382
27,281	Ball Corp.	1,339,770
15,171	Eastman Chemical Co.	1,195,778
10,946	Ecolab, Inc.	1,756,724

		5,849,654

	Real Estate - 5.1%
31,499	CBRE Group, Inc., Class A(b)	1,375,876
70,864	Host Hotels & Resorts, Inc. REIT	1,346,416
16,354	SL Green Realty Corp. REIT	1,576,853

Schedule of Investments(a)

21,690	Vornado Realty Trust REIT	$1,560,812
50,233	Weyerhaeuser Co. REIT	1,326,654

		7,186,611

	Utilities - 1.1%
53,829	CenterPoint Energy, Inc.	1,507,750

	Total Investments in Securities (Cost $133,518,069) - 99.9%	141,412,738
	Other assets less liabilities - 0.1%	76,644

	Net Assets - 100.0%	$141,489,382

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® High Beta ETF (SPHB)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Communication Services - 8.2%
23,508	Activision Blizzard, Inc.	$1,172,579
1,169	Alphabet, Inc., Class C(b)	1,279,389
11,439	Electronic Arts, Inc.(b)	961,677
7,787	Facebook, Inc., Class A(b)	1,094,930
5,129	Netflix, Inc.(b)	1,467,561
12,648	Take-Two Interactive Software, Inc.(b)	1,387,106
16,352	TripAdvisor, Inc.(b)	1,047,509
31,152	Twitter, Inc.(b)	979,730

		9,390,481

	Consumer Discretionary - 5.3%
706	Amazon.com, Inc.(b)	1,193,260
27,009	BorgWarner, Inc.	1,069,016
42,864	MGM Resorts International	1,155,614
53,842	Newell Brands, Inc.	1,259,903
54,397	Under Armour, Inc., Class A(b)	1,299,000

		5,976,793

	Energy - 4.4%
33,000	Devon Energy Corp.	891,990
20,088	Hess Corp.	1,082,542
70,308	Marathon Oil Corp.	1,173,441
53,227	Newfield Exploration Co.(b)	902,198
38,475	Noble Energy, Inc.	913,396

		4,963,567

	Financials - 15.9%
8,815	Ameriprise Financial, Inc.	1,143,746
2,660	BlackRock, Inc.	1,138,507
26,192	Brighthouse Financial, Inc.(b)	1,054,490
23,892	Charles Schwab Corp. (The)	1,070,362
20,299	E*TRADE Financial Corp.	1,061,435
4,448	Goldman Sachs Group, Inc. (The)	848,189
16,857	Lincoln National Corp.	1,061,485
6,498	Moody’s Corp.	1,033,637
24,596	Morgan Stanley	1,091,816
20,390	Principal Financial Group, Inc.	1,005,635
10,911	Prudential Financial, Inc.	1,023,015
14,359	Raymond James Financial, Inc.	1,144,843
14,429	State Street Corp.	1,053,606
5,104	SVB Financial Group(b)	1,300,550
35,979	Synchrony Financial	934,734
11,405	T. Rowe Price Group, Inc.	1,133,201
27,682	Unum Group	994,061

		18,093,312

	Health Care - 12.3%
12,153	AbbVie, Inc.	1,145,663
2,748	ABIOMED, Inc.(b)	914,205
15,463	Agilent Technologies, Inc.	1,118,748
10,640	Alexion Pharmaceuticals, Inc.(b)	1,310,316
5,597	Align Technology, Inc.(b)	1,286,694
5,340	IDEXX Laboratories, Inc.(b)	1,088,079
3,971	Illumina, Inc.(b)	1,340,213
18,536	Incyte Corp.(b)	1,190,938
2,193	Intuitive Surgical, Inc.(b)	1,164,198
32,918	Nektar Therapeutics(b)	1,329,558
12,005	PerkinElmer, Inc.	1,045,155

6,052	Vertex Pharmaceuticals, Inc.(b)	$1,094,141

		14,027,908

	Industrials - 11.8%
22,403	A.O. Smith Corp.	1,061,454
30,395	American Airlines Group, Inc.	1,220,663
55,985	Arconic, Inc.	1,202,558
2,957	Boeing Co. (The)	1,025,369
10,029	Caterpillar, Inc.	1,360,634
7,699	Deere & Co.	1,192,421
14,694	Emerson Electric Co.	992,139
13,321	Jacobs Engineering Group, Inc.	874,790
5,957	Parker-Hannifin Corp.	1,024,842
16,793	Robert Half International, Inc.	1,038,311
6,216	Rockwell Automation, Inc.	1,083,698
11,589	United Rentals, Inc.(b)	1,357,420

		13,434,299

	Information Technology - 36.6%
6,114	Accenture PLC, Class A	1,005,875
5,192	Adobe, Inc.(b)	1,302,621
63,441	Advanced Micro Devices, Inc.(b)	1,351,293
15,110	Akamai Technologies, Inc.(b)	1,038,812
11,398	Analog Devices, Inc.	1,047,704
42,736	Applied Materials, Inc.	1,593,198
5,318	Arista Networks, Inc.(b)	1,268,237
9,966	Autodesk, Inc.(b)	1,440,087
23,738	Cisco Systems, Inc.	1,136,338
32,509	Corning, Inc.	1,047,440
18,485	DXC Technology Co.	1,165,294
8,974	Global Payments, Inc.	1,003,383
63,628	Hewlett Packard Enterprise Co.	954,420
45,803	HP, Inc.	1,053,469
25,920	Intel Corp.	1,278,115
4,723	Intuit, Inc.	1,013,225
8,457	IPG Photonics Corp.(b)	1,202,163
14,721	KLA-Tencor Corp.	1,450,902
9,921	Lam Research Corp.	1,557,200
5,360	Mastercard, Inc., Class A	1,077,735
15,808	Microchip Technology, Inc.	1,185,600
38,117	Micron Technology, Inc.(b)	1,469,791
11,395	Microsoft Corp.	1,263,592
14,427	NetApp, Inc.	964,733
8,454	NVIDIA Corp.	1,381,637
13,113	PayPal Holdings, Inc.(b)	1,125,226
16,213	Qorvo, Inc.(b)	1,066,978
19,461	QUALCOMM, Inc.	1,133,798
8,195	salesforce.com, Inc.(b)	1,169,918
24,762	Seagate Technology PLC	1,066,995
14,804	Skyworks Solutions, Inc.	1,077,287
11,903	Texas Instruments, Inc.	1,188,515
7,325	Visa, Inc., Class A	1,038,026
25,053	Western Digital Corp.	1,137,156
15,243	Xilinx, Inc.	1,409,673

		41,666,436

	Materials - 5.4%
19,647	CF Industries Holdings, Inc.	828,907
18,493	DowDuPont, Inc.	1,069,820
107,816	Freeport-McMoRan, Inc.	1,287,323
27,058	Mosaic Co. (The)	974,088
16,065	Nucor Corp.	970,487
21,693	WestRock Co.	1,021,957

		6,152,582

	Total Common Stocks (Cost $129,079,499)	113,705,378

Schedule of Investments(a)

	Money Market Fund - 0.0%
38,227	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $38,227)	$38,227

	Total Investments in Securities (Cost $129,117,726) - 99.9%	113,743,605
	Other assets less liabilities - 0.1%	148,036

	Net Assets - 100.0%	$113,891,641

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2018.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2018	Dividend Income
Invesco Ltd.*	$1,537,532	$151,398	$(1,459,106)	$645,696	$(875,520)	$—	$16,118

*	At November 30, 2018, this security was no longer held.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 5.5%
2,474,513	AT&T, Inc.	$77,303,786
1,151,625	Verizon Communications, Inc.	69,442,988

		146,746,774

	Consumer Discretionary - 5.3%
6,518,960	Ford Motor Co.	61,343,414
676,315	Garmin Ltd.	45,083,158
932,687	Leggett & Platt, Inc.	36,132,294

		142,558,866

	Consumer Staples - 15.6%
1,050,009	Altria Group, Inc.	57,571,993
973,443	Coca-Cola Co. (The)	49,061,527
1,306,518	General Mills, Inc.	55,278,777
560,200	Kellogg Co.	35,656,730
447,905	Kimberly-Clark Corp.	51,674,800
847,886	Kraft Heinz Co. (The)	43,343,932
819,694	Philip Morris International, Inc.	70,928,122
574,417	Procter & Gamble Co. (The)	54,288,151

		417,804,032

	Energy - 10.0%
357,241	Chevron Corp.	42,490,245
579,427	Exxon Mobil Corp.	46,064,447
2,343,887	Kinder Morgan, Inc.	40,010,151
560,846	Occidental Petroleum Corp.	39,410,648
790,256	ONEOK, Inc.	48,545,426
2,057,050	Williams Cos., Inc. (The)	52,084,506

		268,605,423

	Financials - 9.9%
553,710	Cincinnati Financial Corp.	45,254,718
2,135,051	Invesco Ltd.(b)	43,448,288
1,051,798	MetLife, Inc.	46,941,745
2,640,613	People’s United Financial, Inc.	44,520,735
871,402	Principal Financial Group, Inc.	42,977,547
457,111	Prudential Financial, Inc.	42,858,727

		266,001,760

	Health Care - 4.0%
630,922	Merck & Co., Inc.	50,057,352
1,227,093	Pfizer, Inc.	56,728,509

		106,785,861

	Industrials - 4.9%
304,553	Cummins, Inc.	46,005,776
553,446	Eaton Corp. PLC	42,582,135
370,385	United Parcel Service, Inc., Class B	42,701,687

		131,289,598

	Information Technology - 3.3%
377,366	International Business Machines Corp.	46,895,273
2,257,641	Western Union Co. (The)	42,285,616

		89,180,889

	Materials - 2.9%
868,524	International Paper Co.	40,117,123
405,813	LyondellBasell Industries NV, Class A	37,866,411

		77,983,534

	Real Estate - 18.7%
447,659	Crown Castle International Corp. REIT	$51,436,019
2,816,823	HCP, Inc. REIT	82,420,241
2,268,012	Iron Mountain, Inc. REIT	77,044,368
1,112,915	Realty Income Corp. REIT	71,326,722
332,209	Simon Property Group, Inc. REIT	61,687,889
1,216,747	Ventas, Inc. REIT	77,251,267
1,115,933	Welltower, Inc. REIT	80,715,434

		501,881,940

	Utilities - 19.8%
3,615,724	AES Corp.	56,007,565
1,790,479	CenterPoint Energy, Inc.	50,151,317
840,151	Dominion Energy, Inc.	62,591,249
716,449	Duke Energy Corp.	63,455,888
717,278	Edison International	39,679,819
705,442	Entergy Corp.	61,415,780
1,475,554	FirstEnergy Corp.	55,820,208
2,519,922	PPL Corp.	77,084,414
1,351,236	Southern Co. (The)	63,954,000

		530,160,240

	Total Investments in Securities (Cost $2,727,488,404) - 99.9%	2,678,998,917
	Other assets less liabilities - 0.1%	3,277,147

	Net Assets - 100.0%	$2,682,276,064

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2018.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2018	Dividend Income
Invesco Ltd.	$50,738,525	$1,376,373	$(736,990)	$(7,910,155)	$(19,465)	$43,448,288	$640,515

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Low Volatility ETF (SPLV)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Consumer Discretionary - 5.4%
1,155,972	Garmin Ltd.	$77,057,094
784,585	Genuine Parts Co.	81,369,310
403,404	Home Depot, Inc. (The)	72,741,809
406,981	McDonald’s Corp.	76,719,988
1,366,210	TJX Cos., Inc. (The)	66,739,359
861,292	Yum! Brands, Inc.	79,428,348

		454,055,908

	Consumer Staples - 8.0%
1,753,750	Archer-Daniels-Midland Co.	80,707,575
2,137,610	Coca-Cola Co. (The)	107,735,544
1,222,273	Colgate-Palmolive Co.	77,638,781
332,391	Costco Wholesale Corp.	76,875,390
504,132	McCormick & Co., Inc.	75,619,800
1,848,514	Mondelez International, Inc., Class A	83,146,160
756,581	PepsiCo, Inc.	92,257,487
895,794	Procter & Gamble Co. (The)	84,661,491

		678,642,228

	Energy - 0.9%
967,772	Exxon Mobil Corp.	76,937,874

	Financials - 17.5%
1,955,645	Aflac, Inc.	89,451,202
854,160	Allstate Corp. (The)	76,182,530
538,382	Aon PLC	88,892,252
1,115,549	Arthur J. Gallagher & Co.	85,975,362
662,915	Chubb Ltd.	88,658,252
918,503	Cincinnati Financial Corp.	75,069,250
407,615	CME Group, Inc.	77,479,459
1,660,591	Hartford Financial Services Group, Inc. (The)	73,381,516
956,844	Intercontinental Exchange, Inc.	78,193,292
1,791,929	Loews Corp.	86,120,108
997,018	Marsh & McLennan Cos., Inc.	88,435,497
931,195	Nasdaq, Inc.	85,036,727
5,183,794	People’s United Financial, Inc.	87,398,767
1,044,706	Progressive Corp. (The)	69,253,561
930,815	Torchmark Corp.	80,431,724
619,278	Travelers Cos., Inc. (The)	80,735,273
1,563,340	US Bancorp	85,139,496
504,466	Willis Towers Watson PLC	80,437,104

		1,476,271,372

	Health Care - 9.4%
1,048,700	Abbott Laboratories	77,656,235
776,073	Danaher Corp.	85,011,036
675,827	Eli Lilly & Co.	80,180,115
226,217	Humana, Inc.	74,531,715
576,665	Johnson & Johnson	84,712,089
442,502	Laboratory Corp. of America Holdings(b)	64,445,991
812,133	Medtronic PLC	79,207,332
1,056,154	Merck & Co., Inc.	83,795,258
1,911,640	Pfizer, Inc.	88,375,117
449,649	Stryker Corp.	78,895,414

		796,810,302

	Industrials - 8.0%
1,049,989	AMETEK, Inc.	$77,100,692
571,947	Honeywell International, Inc.	83,933,222
1,643,222	IHS Markit Ltd.(b)	87,698,758
1,286,007	Republic Services, Inc.	99,459,782
1,244,884	Rollins, Inc.	79,124,827
577,967	United Technologies Corp.	70,419,500
668,679	Verisk Analytics, Inc.(b)	82,461,494
992,225	Waste Management, Inc.	93,021,094

		673,219,369

	Information Technology - 6.8%
908,624	Amphenol Corp., Class A	79,904,395
507,163	Automatic Data Processing, Inc.	74,765,969
839,191	Citrix Systems, Inc.(b)	91,446,643
788,728	Fidelity National Information Services, Inc.	85,143,188
1,075,367	Fiserv, Inc.(b)	85,093,791
600,548	Motorola Solutions, Inc.	78,821,925
1,190,901	Paychex, Inc.	84,268,155

		579,444,066

	Materials - 2.2%
534,843	Air Products & Chemicals, Inc.	86,040,194
604,284	Ecolab, Inc.	96,981,539

		183,021,733

	Real Estate - 19.9%
640,830	Alexandria Real Estate Equities, Inc. REIT	79,783,335
1,945,410	Apartment Investment & Management Co., Class A REIT	91,609,357
496,889	AvalonBay Communities, Inc. REIT	94,692,137
634,006	Boston Properties, Inc. REIT	83,181,587
1,740,240	CBRE Group, Inc., Class A(b)	76,013,683
689,149	Crown Castle International Corp. REIT	79,183,220
2,834,799	Duke Realty Corp. REIT	80,678,380
1,291,143	Equity Residential REIT	91,993,939
306,503	Essex Property Trust, Inc. REIT	80,460,102
887,609	Extra Space Storage, Inc. REIT	85,192,712
614,820	Federal Realty Investment Trust REIT	81,211,574
827,541	Mid-America Apartment Communities, Inc. REIT	85,700,146
1,107,865	Prologis, Inc. REIT	74,603,629
409,086	Public Storage REIT	87,241,680
1,369,769	Realty Income Corp. REIT	87,788,495
1,227,029	Regency Centers Corp. REIT	78,112,666
409,629	Simon Property Group, Inc. REIT	76,064,009
903,586	SL Green Realty Corp. REIT	87,123,762
2,109,394	UDR, Inc. REIT	89,902,372
1,198,311	Vornado Realty Trust REIT	86,230,460

		1,676,767,245

	Utilities - 21.8%
1,999,976	Alliant Energy Corp.	90,778,911
1,295,470	Ameren Corp.	88,895,151
1,209,757	American Electric Power Co., Inc.	94,046,509
968,786	American Water Works Co., Inc.	92,431,872
2,973,921	CenterPoint Energy, Inc.	83,299,527
1,863,034	CMS Energy Corp.	97,045,441
1,182,601	Consolidated Edison, Inc.	95,021,990
1,250,853	Dominion Energy, Inc.	93,188,548
767,348	DTE Energy Co.	91,882,250
1,097,904	Duke Energy Corp.	97,241,357
998,325	Entergy Corp.	86,914,175
1,526,021	Evergy, Inc.	90,599,867
1,314,760	Eversource Energy	89,850,698
2,086,414	Exelon Corp.	96,788,745
525,256	NextEra Energy, Inc.	95,444,268
981,580	Pinnacle West Capital Corp.	87,713,989
1,627,871	Public Service Enterprise Group, Inc.	90,997,989
1,794,430	Southern Co. (The)	84,930,372

Schedule of Investments(a)

1,346,922	WEC Energy Group, Inc.	$97,624,907
1,808,942	Xcel Energy, Inc.	94,879,008

		1,839,575,574

	Total Investments in Securities (Cost $7,861,498,174) - 99.9%	8,434,745,671
	Other assets less liabilities - 0.1%	5,950,816

	Net Assets - 100.0%	$8,440,696,487

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500 Minimum Variance ETF (SPMV)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 6.6%
25	Alphabet, Inc., Class C(b)	$27,361
677	AT&T, Inc.	21,149
80	CenturyLink, Inc.	1,504
133	Facebook, Inc., Class A(b)	18,701
410	Verizon Communications, Inc.	24,723

		93,438

	Consumer Discretionary - 11.1%
14	Amazon.com, Inc.(b)	23,662
3	Chipotle Mexican Grill, Inc.(b)	1,420
432	Hanesbrands, Inc.	6,873
87	McDonald’s Corp.	16,400
132	Michael Kors Holdings Ltd.(b)	5,775
78	Mohawk Industries, Inc.(b)	9,989
356	NIKE, Inc., Class B	26,743
96	PVH Corp.	10,609
68	Ralph Lauren Corp.	7,575
14	Starbucks Corp.	934
353	Tapestry, Inc.	13,742
29	TJX Cos., Inc. (The)	1,417
242	Under Armour, Inc., Class A(b)	5,779
326	VF Corp.	26,501

		157,419

	Consumer Staples - 12.1%
219	Campbell Soup Co.	8,585
328	Coca-Cola Co. (The)	16,531
209	Colgate-Palmolive Co.	13,276
436	Conagra Brands, Inc.	14,100
8	Constellation Brands, Inc., Class A	1,566
455	General Mills, Inc.	19,251
21	Hershey Co. (The)	2,274
297	Hormel Foods Corp.	13,392
127	JM Smucker Co. (The)	13,273
105	Kellogg Co.	6,683
64	Kraft Heinz Co. (The)	3,272
127	McCormick & Co., Inc.	19,050
132	Monster Beverage Corp.(b)	7,878
256	Procter & Gamble Co. (The)	24,194
142	Tyson Foods, Inc., Class A	8,371

		171,696

	Energy - 1.6%
69	Chevron Corp.	8,207
170	Exxon Mobil Corp.	13,515
54	Williams Cos., Inc. (The)	1,367

		23,089

	Financials - 11.3%
37	American International Group, Inc.	1,600
51	Aon PLC	8,421
401	Bank of America Corp.	11,388
137	Berkshire Hathaway, Inc., Class B(b)	29,899
133	Chubb Ltd.	17,787
131	Citigroup, Inc.	8,488
249	JPMorgan Chase & Co.	27,686
290	Marsh & McLennan Cos., Inc.	25,723

95	Progressive Corp. (The)	$6,298
31	Travelers Cos., Inc. (The)	4,041
338	Wells Fargo & Co.	18,347

		159,678

	Health Care - 15.1%
2	Align Technology, Inc.(b)	460
59	Becton, Dickinson and Co.	14,912
81	Boston Scientific Corp.(b)	3,051
204	Cerner Corp.(b)	11,814
99	Cigna Corp.	22,115
153	CVS Health Corp.	12,270
58	Edwards Lifesciences Corp.(b)	9,396
81	Express Scripts Holding Co.(b)	8,219
30	HCA Healthcare, Inc.	4,320
8	Humana, Inc.	2,636
4	Illumina, Inc.(b)	1,350
6	Intuitive Surgical, Inc.(b)	3,185
213	Johnson & Johnson	31,290
66	Laboratory Corp. of America Holdings(b)	9,612
267	Medtronic PLC	26,040
89	Quest Diagnostics, Inc.	7,883
60	Stryker Corp.	10,528
112	UnitedHealth Group, Inc.	31,512
19	Universal Health Services, Inc., Class B	2,622

		213,215

	Industrials - 11.9%
59	Boeing Co. (The)	20,459
104	Cintas Corp.	19,487
36	Delta Air Lines, Inc.	2,186
78	General Dynamics Corp.	14,421
32	Lockheed Martin Corp.	9,614
43	Northrop Grumman Corp.	11,175
85	Raytheon Co.	14,904
264	Republic Services, Inc.	20,418
4	Rockwell Automation, Inc.	697
90	Southwest Airlines Co.	4,915
159	United Technologies Corp.	19,373
323	Waste Management, Inc.	30,281

		167,930

	Information Technology - 17.5%
62	Accenture PLC, Class A	10,200
86	Adobe, Inc.(b)	21,577
23	Advanced Micro Devices, Inc.(b)	490
164	Analog Devices, Inc.	15,075
123	Apple, Inc.	21,965
26	Applied Materials, Inc.	969
56	Automatic Data Processing, Inc.	8,256
315	Cisco Systems, Inc.	15,079
83	Global Payments, Inc.	9,280
584	Intel Corp.	28,797
38	International Business Machines Corp.	4,722
94	Intuit, Inc.	20,166
66	Micron Technology, Inc.(b)	2,545
262	Microsoft Corp.	29,053
26	NVIDIA Corp.	4,249
51	Oracle Corp.	2,487
379	QUALCOMM, Inc.	22,081
12	salesforce.com, Inc.(b)	1,713
274	Texas Instruments, Inc.	27,359
10	Xilinx, Inc.	925

		246,988

	Materials - 1.1%
457	Newmont Mining Corp.	14,779

	Real Estate - 3.2%
79	American Tower Corp. REIT	12,995

Schedule of Investments(a)

96	Crown Castle International Corp. REIT	$11,030
186	Prologis, Inc. REIT	12,525
34	Public Storage REIT	7,251
11	Simon Property Group, Inc. REIT	2,043

		45,844

	Utilities - 8.4%
266	Ameren Corp.	18,253
36	American Electric Power Co., Inc.	2,799
23	Consolidated Edison, Inc.	1,848
196	Dominion Energy, Inc.	14,602
13	DTE Energy Co.	1,556
34	Edison International	1,881
113	Eversource Energy	7,722
55	NextEra Energy, Inc.	9,994
161	PG&E Corp.(b)	4,247
509	Public Service Enterprise Group, Inc.	28,453
17	Sempra Energy	1,959
484	Southern Co. (The)	22,908
29	WEC Energy Group, Inc.	2,102

		118,324

	Total Common Stocks & Other Equity Interests (Cost $1,321,066)	1,412,400

	Money Market Fund - 0.4%
5,181	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $5,181)	5,181

	Total Investments in Securities (Cost $1,326,247) - 100.3%	1,417,581
	Other assets less liabilities - (0.3)%	(3,695)

	Net Assets - 100.0%	$1,413,886

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500 Momentum ETF (SPMO)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.8%
	Communication Services - 6.6%
1,394	Alphabet, Inc., Class C(b)	$1,525,635
3,161	Netflix, Inc.(b)	904,457
4,137	Twitter, Inc.(b)	130,109

		2,560,201

	Consumer Discretionary - 15.4%
1,895	Amazon.com, Inc.(b)	3,202,872
1,372	Hilton Worldwide Holdings, Inc.	103,641
6,836	Home Depot, Inc. (The)	1,232,667
1,293	Kohl’s Corp.	86,851
1,821	Macy’s, Inc.	62,315
1,019	Michael Kors Holdings Ltd.(b)	44,581
435	O’Reilly Automotive, Inc.(b)	150,849
347	PVH Corp.	38,347
438	Ralph Lauren Corp.	48,793
2,572	Ross Stores, Inc.	225,307
2,754	Target Corp.	195,424
8,375	TJX Cos., Inc. (The)	409,119
2,438	VF Corp.	198,185

		5,998,951

	Consumer Staples - 2.7%
920	Brown-Forman Corp., Class B	43,902
2,859	Costco Wholesale Corp.	661,230
1,188	Estee Lauder Cos., Inc. (The), Class A	169,480
2,550	Sysco Corp.	171,870

		1,046,482

	Energy - 6.2%
3,413	Anadarko Petroleum Corp.	180,548
9,179	ConocoPhillips	607,466
1,865	HollyFrontier Corp.	116,506
5,278	Marathon Oil Corp.	88,090
2,656	Marathon Petroleum Corp.	173,065
2,065	National Oilwell Varco, Inc.	66,307
5,228	Occidental Petroleum Corp.	367,372
2,136	ONEOK, Inc.	131,214
3,580	Phillips 66	334,802
4,544	Valero Energy Corp.	363,066

		2,428,436

	Financials - 8.1%
2,047	CME Group, Inc.	389,094
1,581	E*TRADE Financial Corp.	82,670
15,507	JPMorgan Chase & Co.	1,724,223
895	Moody’s Corp.	142,368
699	MSCI, Inc.	109,806
3,013	Progressive Corp. (The)	199,732
1,303	S&P Global, Inc.	238,267
341	SVB Financial Group(b)	86,890
1,712	T. Rowe Price Group, Inc.	170,104

		3,143,154

	Health Care - 14.3%
10,524	Abbott Laboratories	779,302
474	ABIOMED, Inc.(b)	157,690
647	Align Technology, Inc.(b)	148,739
1,437	Anthem, Inc.	416,831
1,516	Centene Corp.(b)	215,651

1,973	HCA Healthcare, Inc.	$284,092
804	Humana, Inc.	264,894
490	IDEXX Laboratories, Inc.(b)	99,842
1,167	Illumina, Inc.(b)	393,863
824	Intuitive Surgical, Inc.(b)	437,437
1,002	Nektar Therapeutics(b)	40,471
2,131	Thermo Fisher Scientific, Inc.	531,791
5,184	UnitedHealth Group, Inc.	1,458,570
310	WellCare Health Plans, Inc.(b)	79,013
3,058	Zoetis, Inc.	287,054

		5,595,240

	Industrials - 9.8%
1,157	AMETEK, Inc.	84,959
3,351	Boeing Co. (The)	1,161,993
854	C.H. Robinson Worldwide, Inc.	78,850
716	Cintas Corp.	134,164
2,152	Copart, Inc.(b)	110,139
4,455	CSX Corp.	323,567
1,407	Fortive Corp.	107,030
808	Harris Corp.	115,504
1,949	Norfolk Southern Corp.	332,772
1,093	Robert Half International, Inc.	67,580
530	Roper Technologies, Inc.	157,723
1,565	Textron, Inc.	87,859
327	TransDigm Group, Inc.(b)	118,266
4,898	Union Pacific Corp.	753,214
429	W.W. Grainger, Inc.	134,723
965	Xylem, Inc.	70,426

		3,838,769

	Information Technology - 35.3%
2,880	Accenture PLC, Class A	473,818
3,585	Adobe, Inc.(b)	899,441
1,172	Akamai Technologies, Inc.(b)	80,575
1,373	Amphenol Corp., Class A	120,742
1,032	Broadridge Financial Solutions, Inc.	109,258
25,611	Cisco Systems, Inc.	1,225,998
903	Citrix Systems, Inc.(b)	98,400
363	F5 Networks, Inc.(b)	62,425
511	FleetCor Technologies, Inc.(b)	98,827
1,092	FLIR Systems, Inc.	50,079
1,978	Intuit, Inc.	424,340
7,625	Mastercard, Inc., Class A	1,533,159
7,020	Micron Technology, Inc.(b)	270,691
33,930	Microsoft Corp.	3,762,498
1,018	Motorola Solutions, Inc.	133,612
2,180	NetApp, Inc.	145,777
2,812	NVIDIA Corp.	459,565
5,697	PayPal Holdings, Inc.(b)	488,860
893	Red Hat, Inc.(b)	159,454
5,428	salesforce.com, Inc.(b)	774,901
1,691	Seagate Technology PLC	72,865
5,160	Texas Instruments, Inc.	515,226
1,175	Total System Services, Inc.	102,660
740	VeriSign, Inc.(b)	115,484
11,342	Visa, Inc., Class A	1,607,275

		13,785,930

	Materials - 1.2%
1,289	CF Industries Holdings, Inc.	54,383
1,434	Linde PLC (United Kingdom)	228,078
429	Sherwin-Williams Co. (The)	181,926

		464,387

	Real Estate - 0.2%
1,716	CBRE Group, Inc., Class A(b)	74,955

Schedule of Investments(a)

Total Investments in Securities (Cost $40,698,991) - 99.8%	$38,936,505
Other assets less liabilities - 0.2%	66,715

Net Assets - 100.0%	$39,003,220

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500 Value with Momentum ETF (SPVM)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communication Services - 2.2%
1,598	News Corp., Class A	$20,742
673	Verizon Communications, Inc.	40,582

		61,324

	Consumer Discretionary - 13.6%
473	Best Buy Co., Inc.	30,551
485	BorgWarner, Inc.	19,196
392	CarMax, Inc.(b)	25,900
370	Carnival Corp.	22,307
728	D.R. Horton, Inc.	27,096
259	Dollar General Corp.	28,746
397	Dollar Tree, Inc.(b)	34,448
616	General Motors Co.	23,377
533	Kohl’s Corp.	35,802
731	Lennar Corp., Class A	31,236
925	PulteGroup, Inc.	24,531
134	PVH Corp.	14,808
222	Royal Caribbean Cruises Ltd.	25,102
475	Target Corp.	33,706

		376,806

	Consumer Staples - 3.4%
123	Costco Wholesale Corp.	28,448
380	Sysco Corp.	25,612
416	Walmart, Inc.	40,622

		94,682

	Energy - 4.9%
198	Chevron Corp.	23,550
365	Helmerich & Payne, Inc.	22,119
525	Marathon Petroleum Corp.	34,209
330	Phillips 66	30,862
330	Valero Energy Corp.	26,367

		137,107

	Financials - 32.4%
877	Aflac, Inc.	40,114
433	Allstate Corp. (The)	38,619
157	Ameriprise Financial, Inc.	20,371
913	Bank of America Corp.	25,929
470	Bank of New York Mellon Corp. (The)	24,116
435	BB&T Corp.	22,229
165	Berkshire Hathaway, Inc., Class B(b)	36,010
354	Capital One Financial Corp.	31,747
825	Citizens Financial Group, Inc.	29,997
276	Discover Financial Services	19,679
1,060	Fifth Third Bancorp	29,606
118	Goldman Sachs Group, Inc. (The)	22,501
1,600	Huntington Bancshares, Inc.	23,344
216	JPMorgan Chase & Co.	24,017
1,220	KeyCorp	22,375
793	Lincoln National Corp.	49,935
861	Loews Corp.	41,380
111	M&T Bank Corp.	18,760
1,073	MetLife, Inc.	47,888
583	Morgan Stanley	25,879
1,470	People’s United Financial, Inc.	24,784
171	PNC Financial Services Group, Inc. (The)	23,218

323	Progressive Corp. (The)	$21,412
199	Raymond James Financial, Inc.	15,866
1,334	Regions Financial Corp.	21,944
220	State Street Corp.	16,064
377	SunTrust Banks, Inc.	23,634
665	Synchrony Financial	17,277
438	Torchmark Corp.	37,848
239	Travelers Cos., Inc. (The)	31,158
1,430	Unum Group	51,351
400	Zions Bancorp NA	19,464

		898,516

	Health Care - 11.6%
165	Anthem, Inc.	47,862
320	Centene Corp.(b)	45,520
149	Cigna Corp.	33,284
205	HCA Healthcare, Inc.	29,518
86	Humana, Inc.	28,334
188	IQVIA Holdings, Inc.(b)	23,513
122	Laboratory Corp. of America Holdings(b)	17,768
367	McKesson Corp.	45,691
613	Pfizer, Inc.	28,339
78	UnitedHealth Group, Inc.	21,946

		321,775

	Industrials - 10.0%
246	C.H. Robinson Worldwide, Inc.	22,713
303	CSX Corp.	22,007
146	Cummins, Inc.	22,055
584	Delta Air Lines, Inc.	35,455
290	Dover Corp.	24,618
97	FedEx Corp.	22,213
699	Fluor Corp.	28,610
204	Kansas City Southern	21,022
180	Norfolk Southern Corp.	30,733
702	Pentair PLC (United Kingdom)	29,975
146	United Rentals, Inc.(b)	17,101

		276,502

	Information Technology - 5.2%
300	DXC Technology Co.	18,912
2,694	Hewlett Packard Enterprise Co.	40,410
1,256	HP, Inc.	28,888
541	Micron Technology, Inc.(b)	20,861
1,326	Xerox Corp.	35,696

		144,767

	Materials - 3.5%
304	DowDuPont, Inc.	17,586
247	Eastman Chemical Co.	19,469
253	LyondellBasell Industries NV, Class A	23,607
751	WestRock Co.	35,380

		96,042

	Real Estate - 0.7%
448	CBRE Group, Inc., Class A(b)	19,569

	Utilities - 12.5%
336	Ameren Corp.	23,056
357	American Electric Power Co., Inc.	27,753
382	Consolidated Edison, Inc.	30,694
273	DTE Energy Co.	32,689
303	Entergy Corp.	26,379
452	Eversource Energy	30,890
940	Exelon Corp.	43,607
158	NextEra Energy, Inc.	28,710
818	NiSource, Inc.	21,611
474	Public Service Enterprise Group, Inc.	26,497
364	WEC Energy Group, Inc.	26,383

Schedule of Investments(a)

513	Xcel Energy, Inc.	$26,907

		345,176

	Total Common Stocks (Cost $2,788,363)	2,772,266

	Money Market Fund - 0.7%
20,083	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $20,083)	20,083

	Total Investments in Securities (Cost $2,808,446) - 100.7%	2,792,349
	Other assets less liabilities - (0.7)%	(20,341)

	Net Assets - 100.0%	$2,772,008

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P MidCap Low Volatility ETF (XMLV)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 1.1%
21,778	Cable One, Inc.	$19,584,738

	Consumer Discretionary - 5.1%
266,322	Dunkin’ Brands Group, Inc.	19,707,828
36,578	Graham Holdings Co., Class B	24,103,439
130,103	Pool Corp.	21,143,039
508,736	Service Corp. International	23,503,603

		88,457,909

	Consumer Staples - 2.7%
2	Lamb Weston Holdings, Inc.	153
116,634	Lancaster Colony Corp.	21,031,443
701,514	Tootsie Roll Industries, Inc.	24,560,005

		45,591,601

	Financials - 20.7%
32,711	Alleghany Corp.	20,641,622
201,947	American Financial Group, Inc.	20,671,295
290,302	Bank of Hawaii Corp.	23,151,584
931,457	Brown & Brown, Inc.	27,030,882
339,494	Commerce Bancshares, Inc.	21,394,912
184,305	Cullen/Frost Bankers, Inc.	18,489,478
446,798	Eaton Vance Corp.	18,198,083
83,249	FactSet Research Systems, Inc.	19,521,058
403,851	First American Financial Corp.	19,518,119
1,162,391	First Horizon National Corp.	19,167,828
189,240	Hanover Insurance Group, Inc. (The)	21,707,720
920,393	Old Republic International Corp.	20,754,862
135,706	Reinsurance Group of America, Inc.	20,271,762
348,692	SEI Investments Co.	18,724,760
607,556	Trustmark Corp.	19,648,361
341,528	W.R. Berkley Corp.	26,905,576
734,649	Washington Federal, Inc.	21,165,238

		356,963,140

	Health Care - 3.6%
59,873	Chemed Corp.	18,966,569
203,119	Hill-Rom Holdings, Inc.	19,694,418
197,247	STERIS PLC	23,488,173

		62,149,160

	Industrials - 4.7%
582,552	AECOM(b)	18,734,872
372,184	Donaldson Co., Inc.	20,857,192
153,268	IDEX Corp.	21,059,023
326,533	Toro Co. (The)	20,241,781

		80,892,868

	Information Technology - 6.0%
254,224	Arrow Electronics, Inc.(b)	19,567,621
435,271	CDK Global, Inc.	21,937,659
292,091	Leidos Holdings, Inc.	18,401,733
326,444	MAXIMUS, Inc.	23,216,697
106,982	Tyler Technologies, Inc.(b)	20,621,850

		103,745,560

	Materials - 8.5%
209,224	AptarGroup, Inc.	21,769,757
420,105	Bemis Co., Inc.	20,484,320

50,299	NewMarket Corp.	$21,149,723
301,589	RPM International, Inc.	19,889,795
784,612	Silgan Holdings, Inc.	20,203,759
408,587	Sonoco Products Co.	23,510,096
951,213	Valvoline, Inc.	20,061,082

		147,068,532

	Real Estate - 25.8%
519,545	American Campus Communities, Inc. REIT	22,771,657
245,147	Camden Property Trust REIT	23,328,188
805,893	Corporate Office Properties Trust REIT	19,720,202
2,507,574	Cousins Properties, Inc. REIT	21,189,000
712,628	Douglas Emmett, Inc. REIT	26,310,226
286,296	EPR Properties REIT	20,278,346
716,446	First Industrial Realty Trust, Inc. REIT	22,969,259
706,094	Healthcare Realty Trust, Inc. REIT	21,888,914
555,816	Highwoods Properties, Inc. REIT	24,105,740
844,401	Hospitality Properties Trust REIT	22,663,723
566,743	JBG SMITH Properties REIT	22,709,392
326,905	Kilroy Realty Corp. REIT	22,912,771
269,753	Lamar Advertising Co., Class A REIT	20,458,068
518,422	Liberty Property Trust REIT	23,479,332
241,204	Life Storage, Inc. REIT	23,551,159
1,275,200	Medical Properties Trust, Inc. REIT	22,022,704
451,208	National Retail Properties, Inc. REIT	22,587,472
552,867	Omega Healthcare Investors, Inc. REIT	20,975,774
724,988	Rayonier, Inc. REIT	22,931,370
671,937	Weingarten Realty Investors REIT	19,392,102

		446,245,399

	Utilities - 21.8%
299,355	ALLETE, Inc.	24,361,510
649,807	Aqua America, Inc.	22,281,882
270,813	Atmos Energy Corp.	25,908,680
335,529	Black Hills Corp.	22,215,375
751,449	Hawaiian Electric Industries, Inc.	28,795,526
238,407	IDACORP, Inc.	23,421,104
877,971	MDU Resources Group, Inc.	23,239,892
418,751	National Fuel Gas Co.	22,549,741
424,135	New Jersey Resources Corp.	20,583,271
370,195	NorthWestern Corp.	23,677,672
593,156	OGE Energy Corp.	23,500,841
276,107	ONE Gas, Inc.	23,493,945
469,082	PNM Resources, Inc.	20,273,724
225,801	Southwest Gas Holdings, Inc.	17,786,345
477,858	UGI Corp.	27,452,942
383,480	Vectren Corp.	27,537,699

		377,080,149

	Total Investments in Securities (Cost $1,629,569,605) - 100.0%	1,727,779,056
	Other assets less liabilities - 0.0%	280,534

	Net Assets - 100.0%	$1,728,059,590

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 6.8%
1,220	ATN International, Inc.	$103,163
3,610	Cogent Communications Holdings, Inc.	175,049
17,074	New Media Investment Group, Inc.	225,377
11,674	Spok Holdings, Inc.	170,090

		673,679

	Consumer Staples - 3.7%
2,792	Andersons, Inc. (The)	92,304
536	Calavo Growers, Inc.	52,678
1,336	Inter Parfums, Inc.	82,525
385	J & J Snack Foods Corp.	60,395
449	WD-40 Co.	78,431

		366,333

	Energy - 1.4%
8,545	Green Plains, Inc.	138,856

	Financials - 26.7%
16,755	Apollo Commercial Real Estate Finance, Inc. REIT	317,340
13,770	ARMOUR Residential REIT, Inc. REIT	304,868
36,818	Capstead Mortgage Corp. REIT	284,603
19,705	Invesco Mortgage Capital, Inc. REIT(b)	307,792
51,444	New York Mortgage Trust, Inc. REIT	318,953
9,807	Northwest Bancshares, Inc.	175,839
15,154	Oritani Financial Corp.	236,251
16,944	PennyMac Mortgage Investment Trust REIT	356,671
16,246	Waddell & Reed Financial, Inc., Class A	330,769

		2,633,086

	Health Care - 3.2%
2,734	Computer Programs & Systems, Inc.	72,943
754	CONMED Corp.	51,242
10,277	Meridian Bioscience, Inc.	194,646

		318,831

	Industrials - 8.0%
4,046	ABM Industries, Inc.	128,177
2,962	Brady Corp., Class A	129,025
9,835	Briggs & Stratton Corp.	146,738
2,229	Mobile Mini, Inc.	90,096
4,287	Powell Industries, Inc.	131,054
9,684	Resources Connection, Inc.	163,079

		788,169

	Information Technology - 9.5%
7,488	ADTRAN, Inc.	93,226
2,504	CSG Systems International, Inc.	87,815
20,026	Daktronics, Inc.	179,233
5,738	Monotype Imaging Holdings, Inc.	98,981
2,154	MTS Systems Corp.	110,823
6,474	NIC, Inc.	84,162
3,804	Park Electrochemical Corp.	67,749
22,227	TiVo Corp.	220,047

		942,036

	Materials - 9.5%
2,390	A. Schulman, Inc.(c)(d)	$4,780
3,375	Hawkins, Inc.	140,872
2,995	Haynes International, Inc.	98,745
4,196	Innophos Holdings, Inc.	116,397
920	Kaiser Aluminum Corp.	89,912
7,921	Myers Industries, Inc.	130,697
1,074	Neenah, Inc.	73,977
6,648	P.H. Glatfelter Co.	84,762
4,674	Schweitzer-Mauduit International, Inc.	133,256
3,805	Tredegar Corp.	63,391

		936,789

	Real Estate - 21.4%
36,793	Franklin Street Properties Corp. REIT	283,306
15,164	Global Net Lease, Inc. REIT	306,161
20,176	Government Properties Income Trust REIT	177,549
18,958	Kite Realty Group Trust REIT	312,996
36,791	Lexington Realty Trust REIT	323,025
24,592	RPT Realty REIT	351,420
24,977	Whitestone REIT	351,676

		2,106,133

	Utilities - 9.7%
1,516	American States Water Co.	101,693
2,819	Avista Corp.	146,644
2,341	California Water Service Group	107,031
1,935	El Paso Electric Co.	107,102
2,371	Northwest Natural Holding Co.	157,269
5,075	South Jersey Industries, Inc.	158,340
2,221	Spire, Inc.	175,259

		953,338

	Total Investments in Securities (Cost $10,415,203) - 99.9%	9,857,250
	Other assets less liabilities - 0.1%	6,246

	Net Assets - 100.0%	$9,863,496

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2018.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$358,683	$905	$(37,233)	$(12,596)	$(1,967)	$307,792	$9,282

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Low Volatility ETF (XSLV)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 1.4%
708,337	New Media Investment Group, Inc.	$9,350,048
237,393	Scholastic Corp.	10,969,931

		20,319,979

	Consumer Discretionary - 0.8%
286,195	Monarch Casino & Resort, Inc.(b)	11,447,800

	Consumer Staples - 2.4%
461,292	Darling Ingredients, Inc.(b)	10,093,069
75,728	J & J Snack Foods Corp.	11,879,451
67,671	WD-40 Co.	11,820,770

		33,793,290

	Financials - 46.0%
222,658	Ameris Bancorp	9,536,442
161,210	AMERISAFE, Inc.	10,412,554
1,262,317	Apollo Commercial Real Estate Finance, Inc. REIT	23,908,284
724,049	ARMOUR Residential REIT, Inc. REIT	16,030,445
176,195	Banner Corp.	10,571,700
342,761	Berkshire Hills Bancorp, Inc.	11,705,288
769,060	Brookline Bancorp, Inc.	11,905,049
1,879,422	Capstead Mortgage Corp. REIT	14,527,932
393,812	Central Pacific Financial Corp.	11,042,488
153,803	City Holding Co.	11,801,304
279,155	Columbia Banking System, Inc.	11,356,025
186,636	Community Bank System, Inc.	12,254,520
513,049	CVB Financial Corp.	11,923,259
486,803	Fidelity Southern Corp.	11,551,835
171,900	First Financial Bankshares, Inc.	11,262,888
469,424	First Midwest Bancorp, Inc.	11,073,712
136,958	FirstCash, Inc.	12,196,110
342,659	Flagstar Bancorp, Inc.(b)	11,119,285
234,082	Glacier Bancorp, Inc.	11,053,352
826,101	Granite Point Mortgage Trust, Inc. REIT	15,662,875
280,726	Great Western Bancorp, Inc.	10,476,694
301,286	Heritage Financial Corp.	10,535,971
701,334	Hope Bancorp, Inc.	10,660,277
275,196	Horace Mann Educators Corp.	11,084,895
133,261	Independent Bank Corp./MA	10,710,187
216,040	INTL. FCStone, Inc.(b)	8,416,918
1,008,189	Invesco Mortgage Capital, Inc. REIT(c)	15,747,912
352,395	National Bank Holdings Corp., Class A	13,119,666
311,188	NBT Bancorp, Inc.	12,126,996
2,351,126	New York Mortgage Trust, Inc. REIT	14,576,981
828,554	Northfield Bancorp, Inc.	11,674,326
815,095	Northwest Bancshares, Inc.	14,614,653
572,863	Old National Bancorp	10,729,724
926,857	Oritani Financial Corp.	14,449,701
647,551	PennyMac Mortgage Investment Trust REIT	13,630,949
473,691	Provident Financial Services, Inc.	12,164,385
945,528	Redwood Trust, Inc. REIT	15,780,862
174,461	RLI Corp.	13,227,633
270,513	S&T Bancorp, Inc.	11,434,584
160,130	Safety Insurance Group, Inc.	14,062,617

177,967	Selective Insurance Group, Inc.	$11,811,670
273,954	ServisFirst Bancshares, Inc.	10,785,569
376,016	Simmons First National Corp., Class A	11,054,870
360,471	Southside Bancshares, Inc.	12,302,875
300,618	Stewart Information Services Corp.	12,643,993
876,959	Third Point Reinsurance Ltd. (Bermuda)(b)	9,050,217
134,563	Tompkins Financial Corp.	11,003,217
1,372,559	TrustCo Bank Corp. NY	10,829,491
404,932	United Community Banks, Inc.	10,467,492
199,873	United Fire Group, Inc.	10,767,159
601,795	United Insurance Holdings Corp.	11,674,823
104,224	Virtus Investment Partners, Inc.	9,901,280
173,616	Westamerica Bancorporation	10,972,531

		643,386,465

	Health Care - 2.2%
155,647	CONMED Corp.	10,577,770
501,253	Meridian Bioscience, Inc.	9,493,732
85,568	US Physical Therapy, Inc.	10,181,736

		30,253,238

	Industrials - 9.9%
114,981	Alamo Group, Inc.	9,521,577
152,274	Applied Industrial Technologies, Inc.	9,932,833
261,504	Brady Corp., Class A	11,391,114
161,089	ESCO Technologies, Inc.	11,321,335
205,505	Exponent, Inc.	10,341,012
165,120	Forward Air Corp.	10,779,034
215,172	Hillenbrand, Inc.	9,534,271
210,112	Kaman Corp.	11,928,058
229,594	Matthews International Corp., Class A	9,672,795
150,039	Tetra Tech, Inc.	9,146,377
72,228	UniFirst Corp.	11,152,725
237,930	Viad Corp.	11,979,776
156,089	Watts Water Technologies, Inc., Class A	11,513,125

		138,214,032

	Information Technology - 5.6%
313,126	CSG Systems International, Inc.	10,981,329
217,711	ExlService Holdings, Inc.(b)	12,618,530
85,311	MicroStrategy, Inc., Class A(b)	11,059,718
600,017	Monotype Imaging Holdings, Inc.	10,350,293
235,626	MTS Systems Corp.	12,122,958
417,533	Perficient, Inc.(b)	10,567,760
415,702	Sykes Enterprises, Inc.(b)	11,481,689

		79,182,277

	Materials - 3.1%
130,894	Balchem Corp.	11,348,510
221,869	H.B. Fuller Co.	10,702,960
182,093	Neenah, Inc.	12,542,566
318,384	Schweitzer-Mauduit International, Inc.	9,077,128

		43,671,164

	Real Estate - 23.5%
379,749	Acadia Realty Trust REIT	10,887,404
225,764	Agree Realty Corp. REIT	13,448,761
323,443	American Assets Trust, Inc. REIT	13,461,698
815,812	Armada Hoffler Properties, Inc. REIT	12,408,500
551,819	CareTrust REIT, Inc. REIT	11,047,416
606,221	Chatham Lodging Trust REIT	12,118,358
418,017	Chesapeake Lodging Trust REIT	12,360,763
355,451	Community Healthcare Trust, Inc. REIT	11,210,925
1,170,433	DiamondRock Hospitality Co. REIT	12,336,364
792,022	Easterly Government Properties, Inc. REIT	14,430,641
133,838	EastGroup Properties, Inc. REIT	13,386,477
509,663	Four Corners Property Trust, Inc. REIT	14,138,052
412,029	Getty Realty Corp. REIT	12,603,967
477,964	Global Net Lease, Inc. REIT	9,650,093
642,889	Hersha Hospitality Trust REIT	12,279,180
1,260,699	Independence Realty Trust, Inc. REIT	12,733,060

Schedule of Investments(a)

1,270,411	iStar, Inc. REIT	$13,567,989
616,285	Kite Realty Group Trust REIT	10,174,865
1,506,541	Lexington Realty Trust REIT	13,227,430
271,403	LTC Properties, Inc. REIT	12,603,955
426,216	National Storage Affiliates Trust REIT	11,921,262
92,667	PS Business Parks, Inc. REIT	13,067,900
688,618	Retail Opportunity Investments Corp. REIT	12,463,986
772,144	RPT Realty REIT	11,033,938
957,107	Summit Hotel Properties, Inc. REIT	10,671,743
562,769	Urstadt Biddle Properties, Inc., Class A REIT	11,581,786
720,138	Whitestone REIT	10,139,543

		328,956,056

	Utilities - 5.0%
178,534	American States Water Co.	11,976,061
232,706	California Water Service Group	10,639,318
217,792	El Paso Electric Co.	12,054,787
178,876	Northwest Natural Holding Co.	11,864,845
315,850	South Jersey Industries, Inc.	9,854,520
170,359	Spire, Inc.	13,443,029

		69,832,560

	Total Common Stocks & Other Equity Interests (Cost $1,347,370,592)	1,399,056,861

	Money Market Fund - 0.1%
846,400	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(d) (Cost $846,400)	846,400

	Total Investments in Securities (Cost $1,348,216,992) - 100.0%	1,399,903,261
	Other assets less liabilities - (0.0)%	(128,087)

	Net Assets - 100.0%	$1,399,775,174

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2018.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$15,555,741	$1,804,724	$(1,050,034)	$(517,985)	$(44,534)	$15,747,912	$404,275

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Quality ETF (XSHQ)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 0.9%
8,075	QuinStreet, Inc.(b)	$130,330
4,165	XO Group, Inc.(b)	143,693

		274,023

	Consumer Discretionary - 21.7%
11,630	Abercrombie & Fitch Co., Class A	243,183
3,057	American Public Education, Inc.(b)	96,724
3,207	BJ’s Restaurants, Inc.	174,204
5,969	Buckle, Inc. (The)	114,008
8,180	Caleres, Inc.	247,281
4,924	Cato Corp. (The), Class A	74,402
1,492	Cavco Industries, Inc.(b)	245,524
23,582	Chico’s FAS, Inc.	127,343
3,849	Children’s Place, Inc. (The)	498,984
13,840	Crocs, Inc.(b)	384,752
6,470	Dave & Buster’s Entertainment, Inc.	367,884
13,481	DSW, Inc., Class A	373,963
4,787	Ethan Allen Interiors, Inc.	99,474
3,243	Haverty Furniture Cos., Inc.	66,449
4,414	Hibbett Sports, Inc.(b)	68,373
3,292	Kirkland’s, Inc.(b)	35,718
8,301	La-Z-Boy, Inc.	242,638
5,052	Lumber Liquidators Holdings, Inc.(b)	63,807
5,086	Nautilus, Inc.(b)	65,660
6,736	Nutrisystem, Inc.	250,512
3,006	Oxford Industries, Inc.	241,652
4,287	PetMed Express, Inc.	103,274
5,497	Ruth’s Hospitality Group, Inc.	134,512
1,908	Shoe Carnival, Inc.	72,370
3,538	Shutterstock, Inc.	135,187
8,107	Sleep Number Corp.(b)	310,822
3,608	Stamps.com, Inc.(b)	618,628
15,379	Steven Madden Ltd.	495,665
2,112	Strategic Education, Inc.	288,267
3,915	Sturm Ruger & Co., Inc.	209,883

		6,451,143

	Consumer Staples - 6.1%
2,694	Calavo Growers, Inc.	264,766
5,553	Cal-Maine Foods, Inc.	259,436
2,985	Inter Parfums, Inc.	184,383
1,534	John B. Sanfilippo & Son, Inc.	95,446
2,796	Medifast, Inc.	415,206
2,513	MGP Ingredients, Inc.	170,859
2,351	WD-40 Co.	410,673

		1,800,769

	Energy - 1.1%
6,472	Renewable Energy Group, Inc.(b)	174,421
3,471	SEACOR Holdings, Inc.(b)	144,185

		318,606

	Financials - 24.3%
15,876	American Equity Investment Life Holding Co.	541,848
7,723	Ameris Bancorp	330,776
3,874	AMERISAFE, Inc.	250,222

8,722	Axos Financial, Inc.(b)	$272,126
5,696	Banner Corp.	341,760
5,852	Central Pacific Financial Corp.	164,090
17,520	CVB Financial Corp.	407,165
13,306	First Financial Bankshares, Inc.	871,809
8,192	FirstCash, Inc.	729,498
9,888	Great Western Bancorp, Inc.	369,020
5,626	Investment Technology Group, Inc.	169,511
5,098	James River Group Holdings Ltd.	194,030
4,786	Meta Financial Group, Inc.	109,408
9,278	OFG Bancorp	168,674
10,117	ProAssurance Corp.	442,417
6,754	RLI Corp.	512,088
2,719	Safety Insurance Group, Inc.	238,783
3,602	United Fire Group, Inc.	194,040
7,244	Universal Insurance Holdings, Inc.	317,939
6,283	Walker & Dunlop, Inc.	296,746
4,567	Westamerica Bancorporation	288,634

		7,210,584

	Health Care - 10.9%
4,845	Amedisys, Inc.(b)	660,131
8,841	AMN Healthcare Services, Inc.(b)	563,172
6,262	Cambrex Corp.(b)	299,511
1,880	CorVel Corp.(b)	131,036
3,038	Cutera, Inc.(b)	62,279
2,856	Enanta Pharmaceuticals, Inc.(b)	226,024
5,279	HealthStream, Inc.	130,075
7,154	Luminex Corp.	210,113
7,728	Meridian Bioscience, Inc.	146,368
9,780	NextGen Healthcare, Inc.(b)	171,639
3,212	Orthofix Medical, Inc.(b)	193,523
2,105	Providence Service Corp. (The)(b)	149,055
7,104	Tivity Health, Inc.(b)	290,980

		3,233,906

	Industrials - 15.4%
6,975	AAON, Inc.	264,701
11,357	Axon Enterprise, Inc.(b)	493,689
8,788	Brady Corp., Class A	382,805
3,512	Encore Wire Corp.	175,460
3,876	EnPro Industries, Inc.	272,793
9,368	Exponent, Inc.	471,398
1,989	Forrester Research, Inc.	92,966
5,440	Forward Air Corp.	355,123
3,343	Heidrick & Struggles International, Inc.	122,554
9,574	Korn/Ferry International	468,839
7,197	Marten Transport Ltd.	140,198
909	National Presto Industries, Inc.	116,788
6,111	Raven Industries, Inc.	246,579
5,420	Resources Connection, Inc.	91,273
6,873	Simpson Manufacturing Co., Inc.	402,070
6,974	TrueBlue, Inc.(b)	176,094
8,816	WageWorks, Inc.(b)	293,837

		4,567,167

	Information Technology - 12.3%
8,317	Advanced Energy Industries, Inc.(b)	391,232
4,843	Badger Meter, Inc.	268,786
12,314	Brooks Automation, Inc.	373,853
4,763	Cabot Microelectronics Corp.	511,927
7,042	Daktronics, Inc.	63,026
2,413	ePlus, Inc.(b)	197,263
9,137	KEMET Corp.	187,126
15,068	Knowles Corp.(b)	229,636
6,640	Methode Electronics, Inc.	201,192
4,072	Nanometrics, Inc.(b)	130,793
5,325	NETGEAR, Inc.(b)	295,005
14,244	NIC, Inc.	185,172

Schedule of Investments(a)

5,590	OneSpan, Inc.(b)	$94,862
4,930	Park Electrochemical Corp.	87,803
5,758	Rudolph Technologies, Inc.(b)	122,185
6,763	SolarEdge Technologies, Inc.(b)	263,283
6,464	Ultra Clean Holdings, Inc.(b)	60,762

		3,663,906

	Materials - 5.4%
5,169	AdvanSix, Inc.(b)	148,402
5,583	Balchem Corp.	484,046
1,538	Hawkins, Inc.	64,196
3,442	Materion Corp.	182,013
2,224	Quaker Chemical Corp.	458,678
3,331	Stepan Co.	269,211

		1,606,546

	Real Estate - 1.9%
3,992	PS Business Parks, Inc. REIT	562,952

	Total Common Stocks & Other Equity Interests (Cost $31,559,670)	29,689,602

	Money Market Fund - 0.0%
6,723	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $6,723)	6,723

	Total Investments in Securities (Cost $31,566,393) - 100.0%	29,696,325
	Other assets less liabilities - 0.0%	3,201

	Net Assets - 100.0%	$29,699,526

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco PureBetaSM MSCI USA ETF (PBUS)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 9.9%
80	Activision Blizzard, Inc.	$3,990
34	Alphabet, Inc., Class A(b)	37,728
36	Alphabet, Inc., Class C(b)	39,399
823	AT&T, Inc.	25,710
40	CBS Corp., Class B	2,167
109	CenturyLink, Inc.	2,049
18	Charter Communications, Inc., Class A(b)	5,926
518	Comcast Corp., Class A	20,207
17	Discovery, Inc., Class A(b)	522
34	Discovery, Inc., Class C(b)	950
25	DISH Network Corp., Class A(b)	819
34	Electronic Arts, Inc.(b)	2,858
272	Facebook, Inc., Class A(b)	38,246
9	IAC/InterActiveCorp.(b)	1,602
44	Interpublic Group of Cos., Inc. (The)	1,034
12	Liberty Broadband Corp., Class C(b)	1,018
24	Liberty Global PLC, Series A (United Kingdom)(b)	596
64	Liberty Global PLC, Series C (United Kingdom)(b)	1,555
23	Liberty Media Corp.-Liberty Formula One, Class C(b)	686
10	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	398
20	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	802
16	Live Nation Entertainment, Inc.(b)	891
49	Netflix, Inc.(b)	14,020
43	News Corp., Class A	558
26	Omnicom Group, Inc.	2,001
182	Sirius XM Holdings, Inc.	1,134
89	Sprint Corp.(b)	559
13	Take-Two Interactive Software, Inc.(b)	1,426
38	T-Mobile US, Inc.(b)	2,601
13	TripAdvisor, Inc.(b)	833
117	Twenty-First Century Fox, Inc., Class A	5,788
49	Twenty-First Century Fox, Inc., Class B	2,402
76	Twitter, Inc.(b)	2,390
466	Verizon Communications, Inc.	28,100
39	Viacom, Inc., Class B	1,204
169	Walt Disney Co. (The)	19,518
24	Zayo Group Holdings, Inc.(b)	632
12	Zillow Group, Inc., Class C(b)	439

		272,758

	Consumer Discretionary - 10.2%
8	Advance Auto Parts, Inc.	1,422
47	Amazon.com, Inc.(b)	79,438
30	Aptiv PLC	2,157
27	Aramark	1,028
10	Autoliv, Inc. (Sweden)	859
3	AutoZone, Inc.(b)	2,427
29	Best Buy Co., Inc.	1,873
5	Booking Holdings, Inc.(b)	9,459
24	BorgWarner, Inc.	950
8	Burlington Stores, Inc.(b)	1,326
21	CarMax, Inc.(b)	1,387
48	Carnival Corp.	2,894
3	Chipotle Mexican Grill, Inc.(b)	1,420
40	D.R. Horton, Inc.	1,489
14	Darden Restaurants, Inc.	1,548

31	Dollar General Corp.	$3,441
26	Dollar Tree, Inc.(b)	2,256
5	Domino’s Pizza, Inc.	1,387
111	eBay, Inc.(b)	3,313
14	Expedia Group, Inc.	1,691
414	Ford Motor Co.	3,896
26	Gap, Inc. (The)	710
14	Garmin Ltd.	933
144	General Motors Co.	5,465
16	Genuine Parts Co.	1,659
28	Goodyear Tire & Rubber Co. (The)	649
10	GrubHub, Inc.(b)	783
23	H&R Block, Inc.	621
41	Hanesbrands, Inc.	652
19	Harley-Davidson, Inc.	804
13	Hasbro, Inc.	1,183
32	Hilton Worldwide Holdings, Inc.	2,417
131	Home Depot, Inc. (The)	23,622
19	Kohl’s Corp.	1,276
27	L Brands, Inc.	894
44	Las Vegas Sands Corp.	2,417
8	Lear Corp.	1,090
15	Leggett & Platt, Inc.	581
32	Lennar Corp., Class A	1,367
34	LKQ Corp.(b)	947
93	Lowe’s Cos., Inc.	8,776
11	Lululemon Athletica, Inc.(b)	1,458
34	Macy’s, Inc.	1,163
33	Marriott International, Inc., Class A	3,796
38	Mattel, Inc.(b)	528
89	McDonald’s Corp.	16,777
5	MercadoLibre, Inc. (Argentina)	1,760
60	MGM Resorts International	1,618
17	Michael Kors Holdings Ltd.(b)	744
7	Mohawk Industries, Inc.(b)	896
54	Newell Brands, Inc.	1,264
145	NIKE, Inc., Class B	10,892
14	Nordstrom, Inc.	740
24	Norwegian Cruise Line Holdings Ltd.(b)	1,232
9	O’Reilly Automotive, Inc.(b)	3,121
7	Polaris Industries, Inc.	679
32	PulteGroup, Inc.	849
9	PVH Corp.	995
50	Qurate Retail, Inc.(b)	1,111
6	Ralph Lauren Corp., Class A	668
43	Ross Stores, Inc.	3,767
19	Royal Caribbean Cruises Ltd.	2,148
153	Starbucks Corp.	10,208
31	Tapestry, Inc.	1,207
58	Target Corp.	4,116
14	Tesla, Inc.(b)	4,907
14	Tiffany & Co.	1,274
142	TJX Cos., Inc. (The)	6,937
14	Tractor Supply Co.	1,332
6	Ulta Beauty, Inc.(b)	1,787
21	Under Armour, Inc., Class A(b)	501
21	Under Armour, Inc., Class C(b)	469
5	Vail Resorts, Inc.	1,396
38	VF Corp.	3,089
6	Wayfair, Inc., Class A(b)	637
7	Whirlpool Corp.	883
11	Wynn Resorts Ltd.	1,203
38	Yum! Brands, Inc.	3,504

		282,163

	Consumer Staples - 7.2%
213	Altria Group, Inc.	11,679
63	Archer-Daniels-Midland Co.	2,899
30	Brown-Forman Corp., Class B	1,432
16	Bunge Ltd.	913
20	Campbell Soup Co.	784
28	Church & Dwight Co., Inc.	1,853
14	Clorox Co. (The)	2,319

Schedule of Investments(a)

458	Coca-Cola Co. (The)	$23,083
94	Colgate-Palmolive Co.	5,971
57	Conagra Brands, Inc.	1,843
19	Constellation Brands, Inc., Class A	3,719
50	Costco Wholesale Corp.	11,564
54	Coty, Inc., Class A	450
25	Estee Lauder Cos., Inc. (The), Class A	3,567
64	General Mills, Inc.	2,708
16	Hershey Co. (The)	1,733
32	Hormel Foods Corp.	1,443
8	Ingredion, Inc.	836
13	JM Smucker Co. (The)	1,359
29	Kellogg Co.	1,846
39	Kimberly-Clark Corp.	4,499
68	Kraft Heinz Co. (The)	3,476
91	Kroger Co. (The)	2,699
17	Lamb Weston Holdings, Inc.	1,304
14	McCormick & Co., Inc.	2,100
21	Molson Coors Brewing Co., Class B	1,381
167	Mondelez International, Inc., Class A	7,512
47	Monster Beverage Corp.(b)	2,805
159	PepsiCo, Inc.	19,388
174	Philip Morris International, Inc.	15,056
282	Procter & Gamble Co. (The)	26,652
55	Sysco Corp.	3,707
34	Tyson Foods, Inc., Class A	2,004
94	Walgreens Boots Alliance, Inc.	7,959
167	Walmart, Inc.	16,308

		198,851

	Energy - 5.4%
60	Anadarko Petroleum Corp.	3,174
25	Antero Resources Corp.(b)	328
42	Apache Corp.	1,475
65	Baker Hughes a GE Co., Class A	1,483
52	Cabot Oil & Gas Corp.	1,308
23	Cheniere Energy, Inc.(b)	1,406
217	Chevron Corp.	25,810
11	Cimarex Energy Co.	902
22	Concho Resources, Inc.(b)	2,867
131	ConocoPhillips	8,670
10	Continental Resources, Inc.(b)	457
59	Devon Energy Corp.	1,595
19	Diamondback Energy, Inc.	2,097
65	EOG Resources, Inc.	6,715
480	Exxon Mobil Corp.	38,160
97	Halliburton Co.	3,049
12	Helmerich & Payne, Inc.	727
32	Hess Corp.	1,724
19	HollyFrontier Corp.	1,187
224	Kinder Morgan, Inc.	3,824
95	Marathon Oil Corp.	1,586
78	Marathon Petroleum Corp.	5,082
42	National Oilwell Varco, Inc.	1,349
55	Noble Energy, Inc.	1,306
87	Occidental Petroleum Corp.	6,114
46	ONEOK, Inc.	2,826
25	Parsley Energy, Inc., Class A(b)	503
50	Phillips 66	4,676
19	Pioneer Natural Resources Co.	2,807
16	Plains GP Holdings LP, Class A	354
155	Schlumberger Ltd.	6,991
24	Targa Resources Corp.	1,071
49	TechnipFMC PLC (United Kingdom)	1,131
49	Valero Energy Corp.	3,915
136	Williams Cos., Inc. (The)	3,444

		150,113

	Financials - 13.5%
6	Affiliated Managers Group, Inc.	667
88	Aflac, Inc.	4,025
50	AGNC Investment Corp. REIT	885
2	Alleghany Corp.	1,262
40	Allstate Corp. (The)	3,568

51	Ally Financial, Inc.	$1,361
82	American Express Co.	9,206
8	American Financial Group, Inc.	819
100	American International Group, Inc.	4,325
16	Ameriprise Financial, Inc.	2,076
128	Annaly Capital Management, Inc. REIT	1,285
28	Aon PLC	4,623
45	Arch Capital Group Ltd.(b)	1,288
20	Arthur J. Gallagher & Co.	1,541
6	Assurant, Inc.	583
17	Athene Holding Ltd., Class A(b)	739
27	AXA Equitable Holdings, Inc.	531
1,075	Bank of America Corp.	30,530
114	Bank of New York Mellon Corp. (The)	5,849
88	BB&T Corp.	4,497
147	Berkshire Hathaway, Inc., Class B(b)	32,081
14	BlackRock, Inc.	5,992
10	Brighthouse Financial, Inc.(b)	403
54	Capital One Financial Corp.	4,843
13	Cboe Global Markets, Inc.	1,399
136	Charles Schwab Corp. (The)	6,093
52	Chubb Ltd.	6,954
18	Cincinnati Financial Corp.	1,471
13	CIT Group, Inc.	604
288	Citigroup, Inc.	18,660
56	Citizens Financial Group, Inc.	2,036
40	CME Group, Inc.	7,603
19	Comerica, Inc.	1,504
41	Discover Financial Services	2,923
31	E*TRADE Financial Corp.	1,621
16	East West Bancorp, Inc.	859
13	Eaton Vance Corp.	530
5	Everest Re Group Ltd.	1,110
29	Fidelity National Financial, Inc.	974
79	Fifth Third Bancorp	2,206
18	First Republic Bank	1,785
37	Franklin Resources, Inc.	1,254
40	Goldman Sachs Group, Inc. (The)	7,628
41	Hartford Financial Services Group, Inc. (The)	1,812
121	Huntington Bancshares, Inc.	1,765
66	Intercontinental Exchange, Inc.	5,394
45	Invesco Ltd.(c)	916
36	Jefferies Financial Group, Inc.	787
381	JPMorgan Chase & Co.	42,363
122	KeyCorp	2,237
24	Lincoln National Corp.	1,511
32	Loews Corp.	1,538
16	M&T Bank Corp.	2,704
2	Markel Corp.(b)	2,288
57	Marsh & McLennan Cos., Inc.	5,056
100	MetLife, Inc.	4,463
19	Moody’s Corp.	3,022
151	Morgan Stanley	6,703
10	MSCI, Inc.	1,571
13	Nasdaq, Inc.	1,187
24	Northern Trust Corp.	2,382
38	People’s United Financial, Inc.	641
53	PNC Financial Services Group, Inc. (The)	7,196
32	Principal Financial Group, Inc.	1,578
65	Progressive Corp. (The)	4,309
47	Prudential Financial, Inc.	4,407
15	Raymond James Financial, Inc.	1,196
130	Regions Financial Corp.	2,139
7	Reinsurance Group of America, Inc.	1,046
4	RenaissanceRe Holdings Ltd. (Bermuda)	530
28	S&P Global, Inc.	5,120
15	SEI Investments Co.	806
6	Signature Bank	740
41	State Street Corp.	2,994
54	SunTrust Banks, Inc.	3,385
6	SVB Financial Group(b)	1,529

Schedule of Investments(a)

81	Synchrony Financial	$2,104
27	T. Rowe Price Group, Inc.	2,683
32	TD Ameritrade Holding Corp.	1,722
12	Torchmark Corp.	1,037
31	Travelers Cos., Inc. (The)	4,041
25	Unum Group	898
176	US Bancorp	9,585
21	Voya Financial, Inc.	944
11	W.R. Berkley Corp.	867
518	Wells Fargo & Co.	28,117
15	Willis Towers Watson PLC	2,392
23	Zions Bancorp NA	1,119

		371,017

	Health Care - 15.3%
198	Abbott Laboratories	14,662
170	AbbVie, Inc.	16,026
5	ABIOMED, Inc.(b)	1,663
36	Agilent Technologies, Inc.	2,605
25	Alexion Pharmaceuticals, Inc.(b)	3,079
9	Align Technology, Inc.(b)	2,069
17	Alkermes PLC(b)	619
39	Allergan PLC	6,107
10	Alnylam Pharmaceuticals, Inc.(b)	812
18	AmerisourceBergen Corp.	1,600
73	Amgen, Inc.	15,202
29	Anthem, Inc.	8,412
57	Baxter International, Inc.	3,907
30	Becton, Dickinson and Co.	7,582
23	Biogen, Inc.(b)	7,676
20	BioMarin Pharmaceutical, Inc.(b)	1,921
152	Boston Scientific Corp.(b)	5,726
183	Bristol-Myers Squibb Co.	9,783
35	Cardinal Health, Inc.	1,919
80	Celgene Corp.(b)	5,778
23	Centene Corp.(b)	3,272
33	Cerner Corp.(b)	1,911
28	Cigna Corp.	6,255
6	Cooper Cos., Inc. (The)	1,673
144	CVS Health Corp.	11,549
70	Danaher Corp.	7,668
17	DaVita, Inc.(b)	1,123
26	DENTSPLY SIRONA, Inc.	982
10	DexCom, Inc.(b)	1,296
24	Edwards Lifesciences Corp.(b)	3,888
111	Eli Lilly & Co.	13,169
63	Express Scripts Holding Co.(b)	6,393
148	Gilead Sciences, Inc.	10,647
32	HCA Healthcare, Inc.	4,608
18	Henry Schein, Inc.(b)	1,606
31	Hologic, Inc.(b)	1,377
16	Humana, Inc.	5,272
10	IDEXX Laboratories, Inc.(b)	2,038
17	Illumina, Inc.(b)	5,737
20	Incyte Corp.(b)	1,285
13	Intuitive Surgical, Inc.(b)	6,901
17	IQVIA Holdings, Inc.(b)	2,126
7	Jazz Pharmaceuticals PLC(b)	1,058
304	Johnson & Johnson	44,658
11	Laboratory Corp. of America Holdings(b)	1,602
23	McKesson Corp.	2,863
153	Medtronic PLC	14,922
302	Merck & Co., Inc.	23,961
3	Mettler-Toledo International, Inc.(b)	1,910
58	Mylan NV(b)	1,964
18	Nektar Therapeutics(b)	727
16	Perrigo Co. PLC	996
665	Pfizer, Inc.	30,743
15	Quest Diagnostics, Inc.	1,329
9	Regeneron Pharmaceuticals, Inc.(b)	3,291
16	ResMed, Inc.	1,789
13	Seattle Genetics, Inc.(b)	814
38	Stryker Corp.	6,667

5	Teleflex, Inc.	$1,377
46	Thermo Fisher Scientific, Inc.	11,479
5	United Therapeutics Corp.(b)	590
109	UnitedHealth Group, Inc.	30,668
10	Universal Health Services, Inc., Class B	1,380
10	Varian Medical Systems, Inc.(b)	1,234
13	Veeva Systems, Inc., Class A(b)	1,250
28	Vertex Pharmaceuticals, Inc.(b)	5,062
9	Waters Corp.(b)	1,787
6	WellCare Health Plans, Inc.(b)	1,529
23	Zimmer Biomet Holdings, Inc.	2,691
54	Zoetis, Inc.	5,069

		421,334

	Industrials - 9.2%
66	3M Co.	13,723
16	A.O. Smith Corp.	758
5	Acuity Brands, Inc.	650
11	Allegion PLC	1,007
1	AMERCO	346
14	American Airlines Group, Inc.	562
26	AMETEK, Inc.	1,909
49	Arconic, Inc.	1,053
62	Boeing Co. (The)	21,499
16	C.H. Robinson Worldwide, Inc.	1,477
67	Caterpillar, Inc.	9,090
10	Cintas Corp.	1,874
23	Copart, Inc.(b)	1,177
4	CoStar Group, Inc.(b)	1,478
92	CSX Corp.	6,682
18	Cummins, Inc.	2,719
35	Deere & Co.	5,421
20	Delta Air Lines, Inc.	1,214
17	Dover Corp.	1,443
49	Eaton Corp. PLC	3,770
72	Emerson Electric Co.	4,861
13	Equifax, Inc.	1,335
20	Expeditors International of Washington, Inc.	1,522
32	Fastenal Co.	1,896
28	FedEx Corp.	6,412
15	Flowserve Corp.	728
16	Fluor Corp.	655
35	Fortive Corp.	2,662
17	Fortune Brands Home & Security, Inc.	745
28	General Dynamics Corp.	5,177
971	General Electric Co.	7,282
13	Harris Corp.	1,858
20	HD Supply Holdings, Inc.(b)	798
84	Honeywell International, Inc.	12,327
5	Huntington Ingalls Industries, Inc.	1,077
9	IDEX Corp.	1,237
45	IHS Markit Ltd.(b)	2,402
35	Illinois Tool Works, Inc.	4,867
28	Ingersoll-Rand PLC	2,899
10	J.B. Hunt Transport Services, Inc.	1,064
15	Jacobs Engineering Group, Inc.	985
104	Johnson Controls International PLC	3,617
12	Kansas City Southern	1,237
15	Knight-Swift Transportation Holdings, Inc.	520
9	L3 Technologies, Inc.	1,650
4	Lennox International, Inc.	904
29	Lockheed Martin Corp.	8,712
7	ManpowerGroup, Inc.	568
36	Masco Corp.	1,141
6	Middleby Corp. (The)(b)	725
40	Nielsen Holdings PLC	1,087
32	Norfolk Southern Corp.	5,464
19	Northrop Grumman Corp.	4,938
7	Old Dominion Freight Line, Inc.	957
12	Owens Corning	626
39	PACCAR, Inc.	2,427
15	Parker-Hannifin Corp.	2,581

Schedule of Investments(a)

19	Pentair PLC (United Kingdom)	$811
32	Raytheon Co.	5,611
26	Republic Services, Inc.	2,011
14	Robert Half International, Inc.	866
14	Rockwell Automation, Inc.	2,441
11	Rollins, Inc.	699
12	Roper Technologies, Inc.	3,571
19	Sensata Technologies Holding PLC(b)	879
6	Snap-on, Inc.	997
17	Southwest Airlines Co.	928
13	Spirit AeroSystems Holdings, Inc., Class A	1,064
17	Stanley Black & Decker, Inc.	2,224
30	Textron, Inc.	1,684
5	TransDigm Group, Inc.(b)	1,808
20	TransUnion	1,291
84	Union Pacific Corp.	12,918
9	United Continental Holdings, Inc.(b)	870
79	United Parcel Service, Inc., Class B	9,108
10	United Rentals, Inc.(b)	1,171
94	United Technologies Corp.	11,453
18	Verisk Analytics, Inc.(b)	2,220
5	W.W. Grainger, Inc.	1,570
6	WABCO Holdings, Inc.(b)	729
10	Wabtec Corp.	946
30	Waste Connections, Inc.	2,354
48	Waste Management, Inc.	4,500
13	XPO Logistics, Inc.(b)	986
20	Xylem, Inc.	1,460

		254,965

	Information Technology - 20.4%
73	Accenture PLC, Class A	12,010
55	Adobe, Inc.(b)	13,799
103	Advanced Micro Devices, Inc.(b)	2,194
19	Akamai Technologies, Inc.(b)	1,306
6	Alliance Data Systems Corp.	1,202
34	Amphenol Corp., Class A	2,990
41	Analog Devices, Inc.	3,769
9	ANSYS, Inc.(b)	1,458
547	Apple, Inc.	97,683
111	Applied Materials, Inc.	4,138
6	Arista Networks, Inc.(b)	1,431
10	Arrow Electronics, Inc.(b)	770
25	Autodesk, Inc.(b)	3,613
50	Automatic Data Processing, Inc.	7,371
49	Broadcom, Inc.	11,633
13	Broadridge Financial Solutions, Inc.	1,376
31	Cadence Design Systems, Inc.(b)	1,396
15	CDK Global, Inc.	756
17	CDW Corp.	1,576
531	Cisco Systems, Inc.	25,419
15	Citrix Systems, Inc.(b)	1,635
20	Cognex Corp.	880
66	Cognizant Technology Solutions Corp., Class A	4,701
21	CommScope Holding Co., Inc.(b)	380
97	Corning, Inc.	3,125
23	Dell Technologies, Inc., Class V(b)	2,426
32	DXC Technology Co.	2,017
7	F5 Networks, Inc.(b)	1,204
37	Fidelity National Information Services, Inc.	3,994
68	First Data Corp., Class A(b)	1,297
46	Fiserv, Inc.(b)	3,640
10	FleetCor Technologies, Inc.(b)	1,934
59	Flex Ltd.(b)	516
15	FLIR Systems, Inc.	688
17	Fortinet, Inc.(b)	1,255
10	Gartner, Inc.(b)	1,532
18	Global Payments, Inc.	2,013
17	GoDaddy, Inc., Class A(b)	1,109
178	Hewlett Packard Enterprise Co.	2,670
179	HP, Inc.	4,117
522	Intel Corp.	25,740

103	International Business Machines Corp.	$12,800
27	Intuit, Inc.	5,792
4	IPG Photonics Corp.(b)	569
9	Jack Henry & Associates, Inc.	1,257
42	Juniper Networks, Inc.	1,206
21	Keysight Technologies, Inc.(b)	1,298
18	KLA-Tencor Corp.	1,774
18	Lam Research Corp.	2,825
16	Leidos Holdings, Inc.	1,008
69	Marvell Technology Group Ltd.	1,112
105	Mastercard, Inc., Class A	21,112
32	Maxim Integrated Products, Inc.	1,789
26	Microchip Technology, Inc.	1,950
129	Micron Technology, Inc.(b)	4,974
825	Microsoft Corp.	91,484
18	Motorola Solutions, Inc.	2,363
30	NetApp, Inc.	2,006
65	NVIDIA Corp.	10,623
48	ON Semiconductor Corp.(b)	921
338	Oracle Corp.	16,481
10	Palo Alto Networks, Inc.(b)	1,730
36	Paychex, Inc.	2,547
128	PayPal Holdings, Inc.(b)	10,984
13	PTC, Inc.(b)	1,124
14	Qorvo, Inc.(b)	921
159	QUALCOMM, Inc.	9,263
20	Red Hat, Inc.(b)	3,571
23	Sabre Corp.	588
81	salesforce.com, Inc.(b)	11,564
30	Seagate Technology PLC	1,293
20	ServiceNow, Inc.(b)	3,705
21	Skyworks Solutions, Inc.	1,528
16	Splunk, Inc.(b)	1,788
32	Square, Inc., Class A(b)	2,235
23	SS&C Technologies Holdings, Inc.	1,107
68	Symantec Corp.	1,504
17	Synopsys, Inc.(b)	1,563
39	TE Connectivity Ltd.	3,000
110	Texas Instruments, Inc.	10,984
18	Total System Services, Inc.	1,573
28	Trimble, Inc.(b)	1,065
12	VeriSign, Inc.(b)	1,873
201	Visa, Inc., Class A	28,484
8	VMware, Inc., Class A(b)	1,339
33	Western Digital Corp.	1,498
52	Western Union Co. (The)	974
17	Workday, Inc., Class A(b)	2,788
33	Worldpay, Inc., Class A(b)	2,832
24	Xerox Corp.	646
28	Xilinx, Inc.	2,589

		562,767

	Materials - 2.7%
25	Air Products & Chemicals, Inc.	4,022
12	Albemarle Corp.	1,156
10	Avery Dennison Corp.	964
24	Axalta Coating Systems Ltd.(b)	601
37	Ball Corp.	1,817
15	Celanese Corp.	1,514
26	CF Industries Holdings, Inc.	1,097
20	Chemours Co. (The)	569
15	Crown Holdings, Inc.(b)	769
262	DowDuPont, Inc.	15,157
16	Eastman Chemical Co.	1,261
29	Ecolab, Inc.	4,654
15	FMC Corp.	1,241
153	Freeport-McMoRan, Inc.	1,827
9	International Flavors & Fragrances, Inc.	1,275
44	International Paper Co.	2,032
62	Linde PLC (United Kingdom)	9,861
38	LyondellBasell Industries NV, Class A	3,546
7	Martin Marietta Materials, Inc.	1,335
41	Mosaic Co. (The)	1,476

Schedule of Investments(a)

59	Newmont Mining Corp.	$1,908
36	Nucor Corp.	2,175
11	Packaging Corp. of America	1,076
28	PPG Industries, Inc.	3,061
20	Sealed Air Corp.	730
10	Sherwin-Williams Co. (The)	4,241
27	Steel Dynamics, Inc.	950
15	Vulcan Materials Co.	1,586
4	Westlake Chemical Corp.	290
28	WestRock Co.	1,319

		73,510

	Real Estate - 3.0%
11	Alexandria Real Estate Equities, Inc. REIT	1,369
49	American Tower Corp. REIT	8,060
16	AvalonBay Communities, Inc. REIT	3,049
17	Boston Properties, Inc. REIT	2,230
27	Brookfield Property REIT, Inc., Class A REIT	486
10	Camden Property Trust REIT	952
38	CBRE Group, Inc., Class A(b)	1,660
46	Crown Castle International Corp. REIT	5,285
23	Digital Realty Trust, Inc. REIT	2,646
40	Duke Realty Corp. REIT	1,138
9	Equinix, Inc. REIT	3,468
41	Equity Residential REIT	2,921
7	Essex Property Trust, Inc. REIT	1,838
14	Extra Space Storage, Inc. REIT	1,344
8	Federal Realty Investment Trust REIT	1,057
52	HCP, Inc. REIT	1,522
82	Host Hotels & Resorts, Inc. REIT	1,558
35	Invitation Homes, Inc. REIT	751
31	Iron Mountain, Inc. REIT	1,053
5	Jones Lang LaSalle, Inc.	716
47	Kimco Realty Corp. REIT	768
16	Liberty Property Trust REIT	725
13	Macerich Co. (The) REIT	654
13	Mid-America Apartment Communities, Inc. REIT	1,346
17	National Retail Properties, Inc. REIT	851
72	Prologis, Inc. REIT	4,848
18	Public Storage REIT	3,839
33	Realty Income Corp. REIT	2,115
17	Regency Centers Corp. REIT	1,082
13	SBA Communications Corp. REIT(b)	2,221
36	Simon Property Group, Inc. REIT	6,685
11	SL Green Realty Corp. REIT	1,061
30	UDR, Inc. REIT	1,279
40	Ventas, Inc. REIT	2,540
108	VEREIT, Inc. REIT	826
19	Vornado Realty Trust REIT	1,367
41	Welltower, Inc. REIT	2,966
84	Weyerhaeuser Co. REIT	2,218
18	WP Carey, Inc. REIT	1,219

		81,713

	Utilities - 3.1%
73	AES Corp.	1,131
25	Alliant Energy Corp.	1,135
27	Ameren Corp.	1,853
55	American Electric Power Co., Inc.	4,276
20	American Water Works Co., Inc.	1,908
12	Atmos Energy Corp.	1,148
59	CenterPoint Energy, Inc.	1,652
31	CMS Energy Corp.	1,615
35	Consolidated Edison, Inc.	2,812
72	Dominion Energy, Inc.	5,364
20	DTE Energy Co.	2,395
81	Duke Energy Corp.	7,174
36	Edison International	1,991
20	Entergy Corp.	1,741
30	Evergy, Inc.	1,781
35	Eversource Energy	2,392
108	Exelon Corp.	5,010

53	FirstEnergy Corp.	$2,005
53	NextEra Energy, Inc.	9,631
36	NiSource, Inc.	951
34	NRG Energy, Inc.	1,306
22	OGE Energy Corp.	872
57	PG&E Corp.(b)	1,504
12	Pinnacle West Capital Corp.	1,072
76	PPL Corp.	2,325
56	Public Service Enterprise Group, Inc.	3,130
15	SCANA Corp.	700
31	Sempra Energy	3,572
115	Southern Co. (The)	5,443
19	UGI Corp.	1,091
39	Vistra Energy Corp.(b)	916
35	WEC Energy Group, Inc.	2,537
57	Xcel Energy, Inc.	2,990

		85,423

	Total Common Stocks & Other Equity Interests (Cost $2,513,934)	2,754,614

	Money Market Fund - 0.0%
848	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(d) (Cost $848)	848

	Total Investments in Securities (Cost $2,514,782) - 99.9%	2,755,462
	Other assets less liabilities - 0.1%	3,265

	Net Assets - 100.0%	$2,758,727

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2018.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2018	Dividend Income
Invesco Ltd.	$1,085	$—	$—	$(169)	$—	$916	$14

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 2.9%
40	AMC Entertainment Holdings, Inc., Class A	$546
37	AMC Networks, Inc., Class A(b)	2,215
36	ANGI Homeservices, Inc., Class A(b)	631
9	ATN International, Inc.	761
36	Boingo Wireless, Inc.(b)	901
3	Cable One, Inc.	2,698
20	Care.com, Inc.(b)	358
52	Cars.com, Inc.(b)	1,345
34	Cincinnati Bell, Inc.(b)	422
89	Cinemark Holdings, Inc.	3,415
23	Clear Channel Outdoor Holdings, Inc., Class A	118
35	Cogent Communications Holdings, Inc.	1,697
35	comScore, Inc.(b)	552
56	Consolidated Communications Holdings, Inc.	771
40	E.W. Scripps Co. (The), Class A	705
14	Emerald Expositions Events, Inc.	164
94	Entercom Communications Corp., Class A	614
50	Entravision Communications Corp., Class A	162
83	Frontier Communications Corp.	296
89	Gannett Co., Inc.	923
73	GCI Liberty, Inc., Class A(b)	3,495
623	Globalstar, Inc.(b)	241
89	Glu Mobile, Inc.(b)	660
43	Gogo, Inc.(b)	182
68	Gray Television, Inc.(b)	1,257
13	Hemisphere Media Group, Inc., Class A(b)	180
45	IMAX Corp.(b)	835
75	Iridium Communications, Inc.(b)	1,791
36	John Wiley & Sons, Inc., Class A	1,990
36	Liberty Latin America Ltd., Class A (Chile)(b)	657
92	Liberty Latin America Ltd., Class C (Chile)(b)	1,701
8	Liberty Media Corp.-Liberty Braves, Class A(b)	200
26	Liberty Media Corp.-Liberty Braves, Class C(b)	650
55	Liberty TripAdvisor Holdings, Inc., Series A(b)	1,047
40	Lions Gate Entertainment Corp., Class A	776
82	Lions Gate Entertainment Corp., Class B	1,478
10	Loral Space & Communications, Inc.(b)	425
14	Madison Square Garden Co. (The), Class A(b)	3,780
14	Marcus Corp. (The)	594
31	Meredith Corp.	1,775
47	MSG Networks, Inc., Class A(b)	1,259
60	National CineMedia, Inc.	415
41	New Media Investment Group, Inc.	541
103	New York Times Co. (The), Class A	2,764
37	Nexstar Media Group, Inc., Class A	3,058
63	NII Holdings, Inc.(b)	341
59	ORBCOMM, Inc.(b)	559
210	Pandora Media, Inc.(b)	1,825
7	pdvWireless, Inc.(b)	304
29	QuinStreet, Inc.(b)	468

16	Rosetta Stone, Inc.(b)	$267
23	Scholastic Corp.	1,063
37	Shenandoah Telecommunications Co.	1,849
59	Sinclair Broadcast Group, Inc., Class A	1,856
16	Spok Holdings, Inc.	233
16	TechTarget, Inc.(b)	230
175	TEGNA, Inc.	2,326
78	Telephone & Data Systems, Inc.	2,787
66	Tribune Media Co., Class A	2,657
11	Tribune Publishing Co.(b)	161
68	TrueCar, Inc.(b)	708
10	United States Cellular Corp.(b)	559
175	Vonage Holdings Corp.(b)	1,853
21	WideOpenWest, Inc.(b)	196
31	World Wrestling Entertainment, Inc., Class A	2,293
19	XO Group, Inc.(b)	656
63	Yelp, Inc.(b)	2,121
678	Zynga, Inc., Class A(b)	2,454

		78,811

	Consumer Discretionary - 11.1%
19	1-800-Flowers.com, Inc., Class A(b)	238
55	Aaron’s, Inc.	2,574
52	Abercrombie & Fitch Co., Class A	1,087
26	Acushnet Holdings Corp.	594
69	Adient PLC	1,634
47	Adtalem Global Education, Inc.(b)	2,714
88	American Axle & Manufacturing Holdings, Inc.(b)	1,096
134	American Eagle Outfitters, Inc.	2,805
43	American Outdoor Brands Corp.(b)	524
12	American Public Education, Inc.(b)	380
5	America’s Car-Mart, Inc.(b)	371
17	Asbury Automotive Group, Inc.(b)	1,175
111	Ascena Retail Group, Inc.(b)	335
38	At Home Group, Inc.(b)	1,083
43	AutoNation, Inc.(b)	1,597
26	Barnes & Noble Education, Inc.(b)	173
44	Barnes & Noble, Inc.	333
54	BBX Capital Corp., Class A	363
24	Beazer Homes USA, Inc.(b)	270
111	Bed Bath & Beyond, Inc.	1,430
66	Belmond Ltd., Class A (United Kingdom)(b)	1,201
32	Big Lots, Inc.	1,394
1	Biglari Holdings, Inc., Class B(b)	143
18	BJ’s Restaurants, Inc.	978
61	Bloomin’ Brands, Inc.	1,193
14	Bojangles’, Inc.(b)	225
21	Boot Barn Holdings, Inc.(b)	475
65	Boyd Gaming Corp.	1,613
43	Bright Horizons Family Solutions, Inc.(b)	5,232
32	Brinker International, Inc.	1,635
68	Brunswick Corp.	3,607
22	Buckle, Inc. (The)	420
461	Caesars Entertainment Corp.(b)	3,928
33	Caleres, Inc.	998
71	Callaway Golf Co.	1,216
13	Cambium Learning Group, Inc.(b)	188
26	Camping World Holdings, Inc., Class A	491
55	Career Education Corp.(b)	742
14	Carriage Services, Inc.	239
26	Carrols Restaurant Group, Inc.(b)	287
37	Carter’s, Inc.	3,423
18	Cato Corp. (The), Class A	272
7	Cavco Industries, Inc.(b)	1,152
22	Century Communities, Inc.(b)	453
35	Cheesecake Factory, Inc. (The)	1,652
76	Chegg, Inc.(b)	2,124
98	Chico’s FAS, Inc.	529
13	Children’s Place, Inc. (The)	1,685
30	Choice Hotels International, Inc.	2,336
10	Churchill Downs, Inc.	2,778

Schedule of Investments(a)

13	Chuy’s Holdings, Inc.(b)	$278
11	Citi Trends, Inc.	226
25	Columbia Sportswear Co.	2,283
15	Conn’s, Inc.(b)	419
15	Container Store Group, Inc. (The)(b)	81
40	Cooper Tire & Rubber Co.	1,368
14	Cooper-Standard Holdings, Inc.(b)	1,024
35	Core-Mark Holding Co., Inc.	920
15	Cracker Barrel Old Country Store, Inc.	2,712
56	Crocs, Inc.(b)	1,557
116	Dana, Inc.	1,683
32	Dave & Buster’s Entertainment, Inc.	1,820
21	Deckers Outdoor Corp.(b)	2,798
26	Del Taco Restaurants, Inc.(b)	278
71	Delphi Technologies PLC	1,213
53	Denny’s Corp.(b)	877
60	Dick’s Sporting Goods, Inc.	2,159
10	Dillard’s, Inc., Class A	694
13	Dine Brands Global, Inc.	1,159
22	Dorman Products, Inc.(b)	1,933
56	DSW, Inc., Class A	1,553
14	Duluth Holdings, Inc., Class B(b)	439
67	Dunkin’ Brands Group, Inc.	4,958
18	El Pollo Loco Holdings, Inc.(b)	275
41	Eldorado Resorts, Inc.(b)	1,803
20	Ethan Allen Interiors, Inc.	416
85	Etsy, Inc.(b)	4,593
60	Express, Inc.(b)	374
149	Extended Stay America, Inc.	2,712
20	Fiesta Restaurant Group, Inc.(b)	377
44	Five Below, Inc.(b)	4,611
46	Floor & Decor Holdings, Inc., Class A(b)	1,524
92	Foot Locker, Inc.	5,189
33	Fossil Group, Inc.(b)	638
30	Fox Factory Holding Corp.(b)	1,911
58	frontdoor, Inc.(b)	1,351
77	GameStop Corp., Class A	1,052
59	Garrett Motion, Inc. (Switzerland)(b)	679
15	Genesco, Inc.(b)	626
213	Gentex Corp.	4,797
28	Gentherm, Inc.(b)	1,300
33	G-III Apparel Group Ltd.(b)	1,323
52	GNC Holdings, Inc., Class A(b)	148
18	Golden Entertainment, Inc.(b)	326
105	GoPro, Inc., Class A(b)	533
3	Graham Holdings Co., Class B	1,977
38	Grand Canyon Education, Inc.(b)	4,650
27	Green Brick Partners, Inc.(b)	224
16	Group 1 Automotive, Inc.	899
349	Groupon, Inc.(b)	1,071
47	Guess?, Inc.	1,119
8	Hamilton Beach Brands Holding Co., Class A	181
14	Haverty Furniture Cos., Inc.	287
21	Helen of Troy Ltd.(b)	3,004
16	Hibbett Sports, Inc.(b)	248
77	Hilton Grand Vacations, Inc.(b)	2,469
8	Hooker Furniture Corp.	241
79	Houghton Mifflin Harcourt Co.(b)	786
17	Installed Building Products, Inc.(b)	658
19	International Speedway Corp., Class A	804
22	iRobot Corp.(b)	2,099
236	J.C. Penney Co., Inc.(b)	337
21	Jack in the Box, Inc.	1,862
26	K12, Inc.(b)	620
63	KB Home	1,330
10	Lands’ End, Inc.(b)	212
74	Laureate Education, Inc., Class A(b)	1,092
37	La-Z-Boy, Inc.	1,082
20	LCI Industries	1,548
14	LGI Homes, Inc.(b)	646
42	Liberty Expedia Holdings, Inc., Class A(b)	1,760

17	Lindblad Expeditions Holdings, Inc.(b)	$219
19	Lithia Motors, Inc., Class A	1,574
22	Lumber Liquidators Holdings, Inc.(b)	278
21	M/I Homes, Inc.(b)	494
7	Marine Products Corp.	152
20	MarineMax, Inc.(b)	425
32	Marriott Vacations Worldwide Corp.	2,598
15	Mastercraft Boat Holdings, Inc.(b)	389
38	MDC Holdings, Inc.	1,119
29	Meritage Homes Corp.(b)	1,109
84	Michaels Cos., Inc. (The)(b)	1,425
38	Modine Manufacturing Co.(b)	496
9	Monarch Casino & Resort, Inc.(b)	360
26	Monro, Inc.	2,114
14	Motorcar Parts of America, Inc.(b)	251
12	Movado Group, Inc.	452
25	Murphy USA, Inc.(b)	2,026
52	National Vision Holdings, Inc.(b)	1,912
23	Nautilus, Inc.(b)	297
16	Noodles & Co., Class A(b)	127
23	Nutrisystem, Inc.	855
393	Office Depot, Inc.	1,269
42	Ollie’s Bargain Outlet Holdings, Inc.(b)	3,725
19	Overstock.com, Inc.(b)	372
14	Oxford Industries, Inc.	1,125
19	Papa John’s International, Inc.	912
52	Party City Holdco, Inc.(b)	621
88	Penn National Gaming, Inc.(b)	1,946
30	Penske Automotive Group, Inc.	1,308
16	PetMed Express, Inc.	385
70	Planet Fitness, Inc., Class A(b)	3,865
47	Playa Hotels & Resorts NV(b)	356
21	PlayAGS, Inc.(b)	471
32	Pool Corp.	5,200
18	Potbelly Corp.(b)	183
70	Quotient Technology, Inc.(b)	860
10	Red Robin Gourmet Burgers, Inc.(b)	347
56	Red Rock Resorts, Inc., Class A	1,465
26	Regis Corp.(b)	475
32	Rent-A-Center, Inc.(b)	470
15	RH(b)	1,742
22	Ruth’s Hospitality Group, Inc.	538
95	Sally Beauty Holdings, Inc.(b)	2,005
41	Scientific Games Corp.(b)	799
42	SeaWorld Entertainment, Inc.(b)	1,196
142	Service Corp. International	6,560
106	ServiceMaster Global Holdings, Inc.(b)	4,693
21	Shake Shack, Inc., Class A(b)	1,167
9	Shoe Carnival, Inc.	341
25	Shutterfly, Inc.(b)	1,250
14	Shutterstock, Inc.	535
48	Signet Jewelers Ltd.	2,530
56	Six Flags Entertainment Corp.	3,436
107	Skechers U.S.A., Inc., Class A(b)	2,889
27	Skyline Champion Corp.	608
28	Sleep Number Corp.(b)	1,074
20	Sonic Automotive, Inc., Class A	316
24	Sonic Corp.	1,043
16	Sonos, Inc.(b)	196
31	Sotheby’s(b)	1,240
9	Speedway Motorsports, Inc.	156
14	Stamps.com, Inc.(b)	2,400
16	Standard Motor Products, Inc.	843
66	Steven Madden Ltd.	2,127
20	Stoneridge, Inc.(b)	535
17	Strategic Education, Inc.	2,320
14	Sturm Ruger & Co., Inc.	751
17	Superior Industries International, Inc.	125
38	Tailored Brands, Inc.	870
95	Taylor Morrison Home Corp., Class A(b)	1,606
36	Tempur Sealy International, Inc.(b)	1,835
41	Tenneco, Inc., Class A	1,384

Schedule of Investments(a)

55	Texas Roadhouse, Inc.	$3,632
42	Thor Industries, Inc.	2,848
26	Tile Shop Holdings, Inc.	154
110	Toll Brothers, Inc.	3,627
28	TopBuild Corp.(b)	1,427
16	Tower International, Inc.	450
121	TRI Pointe Group, Inc.(b)	1,510
39	Tupperware Brands Corp.	1,480
12	Unifi, Inc.(b)	333
11	Universal Electronics, Inc.(b)	379
59	Urban Outfitters, Inc.(b)	2,247
64	Veoneer, Inc. (Sweden)(b)	2,064
15	Vera Bradley, Inc.(b)	165
43	Vista Outdoor, Inc.(b)	490
24	Visteon Corp.(b)	1,772
32	Weight Watchers International, Inc.(b)	1,601
150	Wendy’s Co. (The)	2,690
27	William Lyon Homes, Class A(b)	336
64	Williams-Sonoma, Inc.	3,624
23	Wingstop, Inc.	1,509
2	Winmark Corp.	297
23	Winnebago Industries, Inc.	576
74	Wolverine World Wide, Inc.	2,560
77	Wyndham Destinations, Inc.	3,193
79	Wyndham Hotels & Resorts, Inc.	3,960
14	Zumiez, Inc.(b)	276

		299,918

	Consumer Staples - 3.0%
21	Andersons, Inc. (The)	694
335	Avon Products, Inc. (United Kingdom)(b)	710
51	B&G Foods, Inc.	1,547
64	BJ’s Wholesale Club Holdings, Inc.(b)	1,495
7	Boston Beer Co., Inc. (The), Class A(b)	1,922
12	Calavo Growers, Inc.	1,179
23	Cal-Maine Foods, Inc.	1,074
29	Casey’s General Stores, Inc.	3,755
8	Central Garden & Pet Co.(b)	271
32	Central Garden & Pet Co., Class A(b)	995
19	Chefs’ Warehouse, Inc. (The)(b)	724
4	Coca-Cola Bottling Co. Consolidated	850
133	Darling Ingredients, Inc.(b)	2,910
69	Dean Foods Co.	348
42	Edgewell Personal Care Co.(b)	1,756
17	elf Beauty, Inc.(b)	217
47	Energizer Holdings, Inc.	2,107
8	Farmer Brothers Co.(b)	195
151	Flowers Foods, Inc.	2,988
25	Fresh Del Monte Produce, Inc.	841
19	Freshpet, Inc.(b)	627
77	Hain Celestial Group, Inc. (The)(b)	1,594
87	Herbalife Nutrition Ltd.(b)	4,981
81	Hostess Brands, Inc.(b)	944
9	Ingles Markets, Inc., Class A	262
14	Inter Parfums, Inc.	865
12	J & J Snack Foods Corp.	1,882
7	John B. Sanfilippo & Son, Inc.	435
15	Lancaster Colony Corp.	2,705
19	Landec Corp.(b)	293
9	Medifast, Inc.	1,336
11	MGP Ingredients, Inc.	748
9	National Beverage Corp.	785
42	Nu Skin Enterprises, Inc., Class A	2,771
82	Performance Food Group Co.(b)	2,826
49	Pilgrim’s Pride Corp.(b)	972
53	Post Holdings, Inc.(b)	5,128
18	PriceSmart, Inc.	1,204
27	Primo Water Corp.(b)	392
811	Rite Aid Corp.(b)	900
16	Sanderson Farms, Inc.	1,810
49	Simply Good Foods Co. (The)(b)	996
22	Smart & Final Stores, Inc.(b)	139
29	SpartanNash Co.	544

32	Spectrum Brands Holdings, Inc.	$1,580
95	Sprouts Farmers Market, Inc.(b)	2,187
15	Tootsie Roll Industries, Inc.	525
44	TreeHouse Foods, Inc.(b)	2,314
7	Turning Point Brands, Inc.	209
39	United Natural Foods, Inc.(b)	843
20	Universal Corp.	1,268
170	US Foods Holding Corp.(b)	5,641
10	USANA Health Sciences, Inc.(b)	1,224
80	Vector Group Ltd.	1,008
6	Village Super Market, Inc., Class A	164
11	WD-40 Co.	1,921
10	Weis Markets, Inc.	458

		81,059

	Energy - 4.2%
57	Antero Midstream GP LP	844
61	Apergy Corp.(b)	2,091
15	Arch Coal, Inc., Class A	1,219
101	Archrock, Inc.	1,030
14	Basic Energy Services, Inc.(b)	88
16	Berry Petroleum Corp.	198
13	Bonanza Creek Energy, Inc.(b)	345
49	C&J Energy Services, Inc.(b)	842
30	Cactus, Inc., Class A(b)	866
37	California Resources Corp.(b)	886
179	Callon Petroleum Co.(b)	1,530
75	Carrizo Oil & Gas, Inc.(b)	1,283
125	Centennial Resource Development, Inc., Class A(b)	1,940
30	Chaparral Energy, Inc., Class A(b)	299
708	Chesapeake Energy Corp.(b)	2,067
112	Clean Energy Fuels Corp.(b)	250
139	CNX Resources Corp.(b)	1,924
17	CONSOL Energy, Inc.(b)	584
35	Core Laboratories NV	2,909
23	Covia Holdings Corp.(b)	136
24	CVR Energy, Inc.	906
62	Delek US Holdings, Inc.	2,467
348	Denbury Resources, Inc.(b)	787
52	Diamond Offshore Drilling, Inc.(b)	655
29	Dril-Quip, Inc.(b)	1,139
70	Eclipse Resources Corp.(b)	78
58	Enbridge Energy Management LLC(b)	632
48	EnLink Midstream LLC	549
354	Ensco PLC, Class A	2,007
209	EQT Corp.	3,910
177	Equitrans Midstream Corp.(b)	3,951
24	Exterran Corp.(b)	540
78	Extraction Oil & Gas, Inc.(b)	445
59	Forum Energy Technologies, Inc.(b)	395
61	Frank’s International NV(b)	448
17	FTS International, Inc.(b)	168
304	Gran Tierra Energy, Inc. (Colombia)(b)	812
29	Green Plains, Inc.	471
125	Gulfport Energy Corp.(b)	1,065
87	Halcon Resources Corp.(b)	244
106	Helix Energy Solutions Group, Inc.(b)	869
82	HighPoint Resources Corp.(b)	267
15	International Seaways, Inc.(b)	289
47	Jagged Peak Energy, Inc.(b)	538
41	Keane Group, Inc.(b)	456
16	KLX Energy Services Holdings, Inc.(b)	323
198	Kosmos Energy Ltd. (Ghana)(b)	1,065
125	Laredo Petroleum, Inc.(b)	546
6	Mammoth Energy Services, Inc.	151
83	Matador Resources Co.(b)	1,892
20	Matrix Service Co.(b)	409
142	McDermott International, Inc.(b)	1,237
130	Murphy Oil Corp.	4,147
273	Nabors Industries Ltd.	882
10	Natural Gas Services Group, Inc.(b)	197
8	NCS Multistage Holdings, Inc.(b)	58

Schedule of Investments(a)

158	Newfield Exploration Co.(b)	$2,678
67	Newpark Resources, Inc.(b)	515
13	Nine Energy Service, Inc.(b)	366
186	Noble Corp. PLC(b)	776
82	Northern Oil and Gas, Inc.(b)	208
217	Oasis Petroleum, Inc.(b)	1,549
78	Oceaneering International, Inc.(b)	1,310
44	Oil States International, Inc.(b)	987
22	Par Pacific Holdings, Inc.(b)	372
173	Patterson-UTI Energy, Inc.	2,401
90	PBF Energy, Inc., Class A	3,481
51	PDC Energy, Inc.(b)	1,731
62	Peabody Energy Corp.	1,931
8	Penn Virginia Corp.(b)	465
59	ProPetro Holding Corp.(b)	957
195	QEP Resources, Inc.(b)	1,566
197	Range Resources Corp.	2,866
26	Renewable Energy Group, Inc.(b)	701
16	Resolute Energy Corp.(b)	569
5	REX American Resources Corp.(b)	348
49	Ring Energy, Inc.(b)	343
95	Rowan Cos. PLC, Class A(b)	1,317
50	RPC, Inc.	654
24	SandRidge Energy, Inc.(b)	235
13	SEACOR Holdings, Inc.(b)	540
36	Select Energy Services, Inc., Class A(b)	348
50	SemGroup Corp., Class A	812
82	SM Energy Co.	1,673
456	Southwestern Energy Co.(b)	2,198
194	SRC Energy, Inc.(b)	1,119
116	Superior Energy Services, Inc.(b)	632
124	Tallgrass Energy LP, Class A	2,649
16	Talos Energy, Inc.(b)	309
61	Tellurian, Inc.(b)	441
88	TETRA Technologies, Inc.(b)	204
5	Texas Pacific Land Trust	2,896
25	Tidewater, Inc.(b)	595
341	Transocean Ltd.(b)	3,164
153	Ultra Petroleum Corp.(b)	194
43	Unit Corp.(b)	894
62	US Silica Holdings, Inc.	880
76	W&T Offshore, Inc.(b)	442
769	Weatherford International PLC(b)	440
71	Whiting Petroleum Corp.(b)	2,149
18	WildHorse Resource Development Corp.(b)	333
53	World Fuel Services Corp.	1,367
331	WPX Energy, Inc.(b)	4,617

		113,548

	Financials - 16.7%
14	1st Source Corp.	677
11	Access National Corp.	291
21	AG Mortgage Investment Trust, Inc. REIT	381
9	Allegiance Bancshares, Inc.(b)	341
8	Amalgamated Bank, Class A	171
34	Ambac Financial Group, Inc.(b)	594
69	American Equity Investment Life Holding Co.	2,355
6	American National Insurance Co.	766
32	Ameris Bancorp	1,371
15	AMERISAFE, Inc.	969
73	Anworth Mortgage Asset Corp. REIT	328
90	Apollo Commercial Real Estate Finance, Inc. REIT	1,705
48	Arbor Realty Trust, Inc. REIT	569
74	Ares Management Corp., Class A	1,661
27	Argo Group International Holdings Ltd.	1,872
18	Arlington Asset Investment Corp., Class A	155
32	ARMOUR Residential REIT, Inc. REIT	708
9	Arrow Financial Corp.	313
41	Artisan Partners Asset Management, Inc., Class A	1,116
46	Aspen Insurance Holdings Ltd. (Bermuda)	1,926

136	Associated Banc-Corp.	$3,151
4	Associated Capital Group, Inc., Class A	170
87	Assured Guaranty Ltd.	3,551
19	Atlantic Capital Bancshares, Inc.(b)	350
66	Axis Capital Holdings Ltd.	3,653
46	Axos Financial, Inc.(b)	1,435
11	B. Riley Financial, Inc.	200
32	Banc of California, Inc.	550
13	BancFirst Corp.	726
42	Bancorp, Inc. (The)(b)	418
75	BancorpSouth Bank	2,309
33	Bank of Hawaii Corp.	2,632
10	Bank of Marin Bancorp	427
97	Bank OZK	2,629
83	BankUnited, Inc.	2,867
25	Banner Corp.	1,500
12	Bar Harbor Bankshares	309
52	Beneficial Bancorp, Inc.	805
32	Berkshire Hills Bancorp, Inc.	1,093
196	BGC Partners, Inc., Class A	2,066
89	Blackstone Mortgage Trust, Inc., Class A REIT	3,124
37	Blucora, Inc.(b)	1,145
18	Blue Hills Bancorp, Inc.	427
26	BOK Financial Corp.	2,192
64	Boston Private Financial Holdings, Inc.	812
12	Bridge Bancorp, Inc.	354
61	BrightSphere Investment Group PLC	803
63	Brookline Bancorp, Inc.	975
189	Brown & Brown, Inc.	5,485
15	Bryn Mawr Bank Corp.	590
13	Byline Bancorp, Inc.(b)	270
62	Cadence BanCorp	1,272
12	Camden National Corp.	496
52	Cannae Holdings, Inc.(b)	906
104	Capitol Federal Financial, Inc.	1,460
73	Capstead Mortgage Corp. REIT	564
17	Carolina Financial Corp.	584
62	Cathay General Bancorp	2,453
15	CBTX, Inc.	517
65	CenterState Bank Corp.	1,626
23	Central Pacific Financial Corp.	645
57	Chemical Financial Corp.	2,690
146	Chimera Investment Corp. REIT	2,802
35	Citizens, Inc.(b)	276
12	City Holding Co.	921
131	CNO Financial Group, Inc.	2,397
16	Cohen & Steers, Inc.	598
65	Colony Credit Real Estate, Inc. REIT	1,103
58	Columbia Banking System, Inc.	2,359
37	Columbia Financial, Inc.(b)	583
79	Commerce Bancshares, Inc.	4,979
40	Community Bank System, Inc.	2,626
12	Community Trust Bancorp, Inc.	554
23	ConnectOne Bancorp, Inc.	463
19	Cowen, Inc.(b)	302
13	Crawford & Co., Class A	117
9	Credit Acceptance Corp.(b)	3,685
48	Cullen/Frost Bankers, Inc.	4,815
11	Curo Group Holdings Corp.(b)	147
22	Customers Bancorp, Inc.(b)	429
91	CVB Financial Corp.	2,115
3	Diamond Hill Investment Group, Inc.	505
24	Dime Community Bancshares, Inc.	438
9	Donegal Group, Inc., Class A	130
25	Donnelley Financial Solutions, Inc.(b)	416
35	Dynex Capital, Inc. REIT	211
26	Eagle Bancorp, Inc.(b)	1,499
13	eHealth, Inc.(b)	501
7	EMC Insurance Group, Inc.	224
25	Employers Holdings, Inc.	1,124
21	Encore Capital Group, Inc.(b)	588

Schedule of Investments(a)

26	Enova International, Inc.(b)	$576
8	Enstar Group Ltd. (Bermuda)(b)	1,409
18	Enterprise Financial Services Corp.	804
11	Equity Bancshares, Inc., Class A(b)	415
20	Erie Indemnity Co., Class A	2,737
69	Essent Group Ltd.(b)	2,661
32	Evercore, Inc., Class A	2,642
23	Exantas Capital Corp. REIT	257
39	EZCORP, Inc., Class A(b)	371
259	F.N.B. Corp.	3,175
30	FactSet Research Systems, Inc.	7,035
13	FB Financial Corp.	502
9	FBL Financial Group, Inc., Class A	633
37	FCB Financial Holdings, Inc., Class A(b)	1,467
7	Federal Agricultural Mortgage Corp., Class C	462
74	Federated Investors, Inc., Class B	1,960
108	FGL Holdings(b)	865
17	Fidelity Southern Corp.	403
12	Financial Institutions, Inc.	361
87	First American Financial Corp.	4,205
25	First Bancorp/NC	1,000
163	First BanCorp/Puerto Rico	1,475
10	First Bancshares, Inc. (The)	352
35	First Busey Corp.	1,004
5	First Citizens BancShares, Inc., Class A	2,147
79	First Commonwealth Financial Corp.	1,101
11	First Community Bancshares, Inc.	382
16	First Defiance Financial Corp.	451
76	First Financial Bancorp	2,122
43	First Financial Bankshares, Inc.	2,817
7	First Financial Corp.	327
25	First Foundation, Inc.(b)	400
89	First Hawaiian, Inc.	2,316
241	First Horizon National Corp.	3,974
28	First Interstate BancSystem, Inc., Class A	1,216
38	First Merchants Corp.	1,598
11	First Mid-Illinois Bancshares, Inc.	407
81	First Midwest Bancorp, Inc.	1,911
19	First of Long Island Corp. (The)	411
35	FirstCash, Inc.	3,117
25	Flagstar Bancorp, Inc.(b)	811
21	Flushing Financial Corp.	491
11	Franklin Financial Network, Inc.(b)	371
140	Fulton Financial Corp.	2,437
3	GAMCO Investors, Inc., Class A	65
395	Genworth Financial, Inc., Class A(b)	1,841
17	German American Bancorp, Inc.	536
66	Glacier Bancorp, Inc.	3,117
4	Global Indemnity Ltd. (Cayman Islands)	137
33	Granite Point Mortgage Trust, Inc. REIT	626
9	Great Southern Bancorp, Inc.	489
45	Great Western Bancorp, Inc.	1,679
17	Green Bancorp, Inc.	346
37	Green Dot Corp., Class A(b)	3,084
19	Greenhill & Co., Inc.	447
22	Greenlight Capital Re Ltd., Class A(b)	233
21	Guaranty Bancorp	538
68	Hancock Whitney Corp.	2,735
25	Hanmi Financial Corp.	561
34	Hanover Insurance Group, Inc. (The)	3,900
11	HarborOne Bancorp, Inc.(b)	195
6	HCI Group, Inc.	326
24	Heartland Financial USA, Inc.	1,313
32	Heritage Commerce Corp.	457
29	Heritage Financial Corp.	1,014
20	Heritage Insurance Holdings, Inc.	321
60	Hilltop Holdings, Inc.	1,172
124	Home BancShares, Inc.	2,432
21	HomeStreet, Inc.(b)	559
14	HomeTrust Bancshares, Inc.	364
105	Hope Bancorp, Inc.	1,596

31	Horace Mann Educators Corp.	$1,249
27	Horizon Bancorp, Inc.	470
27	Houlihan Lokey, Inc., Class A	1,142
44	IBERIABANK Corp.	3,289
4	Independence Holding Co.	154
22	Independent Bank Corp./MA	1,768
19	Independent Bank Corp./MI	437
13	Independent Bank Group, Inc.	744
56	Interactive Brokers Group, Inc., Class A	3,240
43	International Bancshares Corp.	1,651
12	INTL. FCStone, Inc.(b)	468
85	Invesco Mortgage Capital, Inc. REIT(c)	1,328
24	Investment Technology Group, Inc.	723
201	Investors Bancorp, Inc.	2,468
24	James River Group Holdings Ltd.	913
149	Janus Henderson Group PLC (United Kingdom)	3,487
73	Kearny Financial Corp.	967
43	Kemper Corp.	3,272
15	Kinsale Capital Group, Inc.	933
19	KKR Real Estate Finance Trust, Inc. REIT	370
58	Ladder Capital Corp. REIT	1,024
82	Ladenburg Thalmann Financial Services, Inc.	235
34	Lakeland Bancorp, Inc.	562
18	Lakeland Financial Corp.	833
35	LegacyTexas Financial Group, Inc.	1,358
67	Legg Mason, Inc.	1,941
230	LendingClub Corp.(b)	789
7	LendingTree, Inc.(b)	1,822
19	Live Oak Bancshares, Inc.	340
70	LPL Financial Holdings, Inc.	4,492
13	Luther Burbank Corp.	135
56	Maiden Holdings Ltd.	142
30	MarketAxess Holdings, Inc.	6,532
65	MB Financial, Inc.	2,982
68	MBIA, Inc.(b)	633
12	Mercantile Bank Corp.	383
7	Merchants Bancorp	167
22	Mercury General Corp.	1,246
39	Meridian Bancorp, Inc.	638
21	Meta Financial Group, Inc.	480
358	MFA Financial, Inc. REIT	2,595
286	MGIC Investment Corp.(b)	3,349
17	Midland States Bancorp, Inc.	441
37	Moelis & Co., Class A	1,496
15	Morningstar, Inc.	1,772
61	Mr Cooper Group, Inc.(b)	923
20	National Bank Holdings Corp., Class A	745
12	National Commerce Corp.(b)	496
50	National General Holdings Corp.	1,327
2	National Western Life Group, Inc., Class A	614
195	Navient Corp.	2,242
19	Navigators Group, Inc. (The)	1,320
33	NBT Bancorp, Inc.	1,286
17	Nelnet, Inc., Class A	926
267	New Residential Investment Corp. REIT	4,592
387	New York Community Bancorp, Inc.	4,114
108	New York Mortgage Trust, Inc. REIT	670
7	Nicolet Bankshares, Inc.(b)	364
49	NMI Holdings, Inc., Class A(b)	957
33	Northfield Bancorp, Inc.	465
77	Northwest Bancshares, Inc.	1,381
33	OceanFirst Financial Corp.	850
76	Ocwen Financial Corp.(b)	160
33	OFG Bancorp	600
10	Old Line Bancshares, Inc.	303
108	Old National Bancorp	2,023
227	Old Republic International Corp.	5,119
30	On Deck Capital, Inc.(b)	235
66	OneMain Holdings, Inc.(b)	1,932
24	Opus Bank	518

Schedule of Investments(a)

14	Origin Bancorp, Inc.	$523
30	Oritani Financial Corp.	468
39	Pacific Premier Bancorp, Inc.(b)	1,204
97	PacWest Bancorp	3,903
11	Park National Corp.	1,052
13	Peapack-Gladstone Financial Corp.	372
51	PennyMac Mortgage Investment Trust REIT	1,074
14	Peoples Bancorp, Inc.	489
13	People’s Utah Bancorp	420
58	Pinnacle Financial Partners, Inc.	3,326
11	Piper Jaffray Cos.	785
16	PJT Partners, Inc., Class A	756
81	Popular, Inc.	4,568
35	PRA Group, Inc.(b)	1,068
11	Preferred Bank	563
34	Primerica, Inc.	4,042
41	ProAssurance Corp.	1,793
52	Prosperity Bancshares, Inc.	3,608
7	Protective Insurance Corp., Class B	146
50	Provident Financial Services, Inc.	1,284
12	Pzena Investment Management, Inc., Class A	123
12	QCR Holdings, Inc.	442
172	Radian Group, Inc.	3,165
13	Ready Capital Corp. REIT	194
65	Redwood Trust, Inc. REIT	1,085
40	Renasant Corp.	1,462
8	Republic Bancorp, Inc., Class A	346
42	Republic First Bancorp, Inc.(b)	317
30	RLI Corp.	2,275
27	S&T Bancorp, Inc.	1,141
11	Safety Insurance Group, Inc.	966
27	Sandy Spring Bancorp, Inc.	973
35	Seacoast Banking Corp. of Florida(b)	1,015
46	Selective Insurance Group, Inc.	3,053
36	ServisFirst Bancshares, Inc.	1,417
68	Simmons First National Corp., Class A	1,999
343	SLM Corp.(b)	3,523
29	South State Corp.	2,104
21	Southside Bancshares, Inc.	717
211	Starwood Property Trust, Inc. REIT	4,720
13	State Auto Financial Corp.	455
28	State Bank Financial Corp.	675
169	Sterling Bancorp	3,262
14	Sterling Bancorp, Inc	118
16	Stewart Information Services Corp.	673
55	Stifel Financial Corp.	2,655
16	Stock Yards Bancorp, Inc.	502
94	Synovus Financial Corp.	3,554
129	TCF Financial Corp.	2,901
40	Texas Capital Bancshares, Inc.(b)	2,386
43	TFS Financial Corp.	689
63	Third Point Reinsurance Ltd. (Bermuda)(b)	650
11	Tompkins Financial Corp.	899
50	Towne Bank	1,430
30	TPG RE Finance Trust, Inc. REIT	591
22	TriCo Bancshares	846
17	TriState Capital Holdings, Inc.(b)	427
20	Triumph Bancorp, Inc.(b)	766
21	Trupanion, Inc.(b)	629
73	TrustCo Bank Corp.	576
52	Trustmark Corp.	1,682
199	Two Harbors Investment Corp. REIT	2,862
36	UMB Financial Corp.	2,436
175	Umpqua Holdings Corp.	3,367
48	Union Bankshares Corp.	1,699
82	United Bankshares, Inc.	2,966
62	United Community Banks, Inc.	1,603
39	United Community Financial Corp.	373
39	United Financial Bancorp, Inc.	639
17	United Fire Group, Inc.	916

19	United Insurance Holdings Corp.	$369
25	Universal Insurance Holdings, Inc.	1,097
26	Univest Corp. of Pennsylvania	663
246	Valley National Bancorp	2,662
13	Veritex Holdings, Inc.(b)	334
38	Virtu Financial, Inc., Class A	956
6	Virtus Investment Partners, Inc.	570
63	Waddell & Reed Financial, Inc., Class A	1,283
23	Walker & Dunlop, Inc.	1,086
68	Washington Federal, Inc.	1,959
12	Washington Trust Bancorp, Inc.	631
19	Waterstone Financial, Inc.	318
74	Webster Financial Corp.	4,453
43	WesBanco, Inc.	1,870
21	Westamerica Bancorporation	1,327
79	Western Alliance Bancorp(b)	3,703
38	Western Asset Mortgage Capital Corp. REIT	383
6	Westwood Holdings Group, Inc.	235
3	White Mountains Insurance Group Ltd.	2,786
45	Wintrust Financial Corp.	3,481
107	WisdomTree Investments, Inc.	759
5	World Acceptance Corp.(b)	545
24	WSFS Financial Corp.	1,010

		448,878

	Health Care - 14.1%
23	Abeona Therapeutics, Inc.(b)	189
70	Acadia Healthcare Co., Inc.(b)	2,378
89	ACADIA Pharmaceuticals, Inc.(b)	1,696
25	Accelerate Diagnostics, Inc.(b)	369
29	Acceleron Pharma, Inc.(b)	1,535
63	Accuray, Inc.(b)	258
73	Achillion Pharmaceuticals, Inc.(b)	211
27	Aclaris Therapeutics, Inc.(b)	252
29	Acorda Therapeutics, Inc.(b)	592
17	Adamas Pharmaceuticals, Inc.(b)	174
7	Addus HomeCare Corp.(b)	520
24	Aduro Biotech, Inc.(b)	60
32	Aerie Pharmaceuticals, Inc.(b)	1,276
68	Agenus, Inc.(b)	164
6	Agex Therapeutics, Inc.(b)	32
42	Agios Pharmaceuticals, Inc.(b)	2,764
29	Aimmune Therapeutics, Inc.(b)	689
13	Akcea Therapeutics, Inc.(b)	441
30	Akebia Therapeutics, Inc.(b)	242
71	Akorn, Inc.(b)	487
45	Alder Biopharmaceuticals, Inc.(b)	602
7	Allakos, Inc.(b)	412
138	Allscripts Healthcare Solutions, Inc.(b)	1,409
27	AMAG Pharmaceuticals, Inc.(b)	487
21	Amedisys, Inc.(b)	2,861
9	American Renal Associates Holdings, Inc.(b)	149
149	Amicus Therapeutics, Inc.(b)	1,645
37	AMN Healthcare Services, Inc.(b)	2,357
32	Amneal Pharmaceuticals, Inc.(b)	567
28	Amphastar Pharmaceuticals, Inc.(b)	608
13	AnaptysBio, Inc.(b)	970
27	AngioDynamics, Inc.(b)	580
7	ANI Pharmaceuticals, Inc.(b)	389
11	Anika Therapeutics, Inc.(b)	379
112	Antares Pharma, Inc.(b)	404
29	Apellis Pharmaceuticals, Inc.(b)	445
20	Apollo Medical Holdings, Inc.(b)	358
7	Aptinyx, Inc.(b)	155
19	Arcus Biosciences, Inc.(b)	217
39	Arena Pharmaceuticals, Inc.(b)	1,599
73	ArQule, Inc.(b)	271
159	Array BioPharma, Inc.(b)	2,533
61	Arrowhead Pharmaceuticals, Inc.(b)	886
16	Assembly Biosciences, Inc.(b)	412
43	Assertio Therapeutics, Inc.(b)	214

Schedule of Investments(a)

25	Atara Biotherapeutics, Inc.(b)	$999
32	athenahealth, Inc.(b)	4,259
25	Athenex, Inc.(b)	331
24	AtriCure, Inc.(b)	804
1	Atrion Corp.	773
29	Audentes Therapeutics, Inc.(b)	709
36	Avanos Medical, Inc.(b)	1,718
5	Avrobio, Inc.(b)	134
26	AxoGen, Inc.(b)	870
19	Bellicum Pharmaceuticals, Inc.(b)	87
69	BioCryst Pharmaceuticals, Inc.(b)	633
16	Biohaven Pharmaceutical Holding Co., Ltd.(b)	544
17	Bio-Rad Laboratories, Inc., Class A(b)	4,666
4	BioSpecifics Technologies Corp.(b)	245
30	Bio-Techne Corp.	4,843
27	BioTelemetry, Inc.(b)	1,915
69	BioTime, Inc.(b)	99
43	Bluebird Bio, Inc.(b)	5,284
31	Blueprint Medicines Corp.(b)	1,778
148	Brookdale Senior Living, Inc.(b)	1,265
80	Bruker Corp.	2,651
25	Cambrex Corp.(b)	1,196
30	Cantel Medical Corp.	2,576
18	Capital Senior Living Corp.(b)	162
30	Cara Therapeutics, Inc.(b)	545
25	Cardiovascular Systems, Inc.(b)	772
23	CareDx, Inc.(b)	673
49	Castlight Health, Inc., Class B(b)	128
114	Catalent, Inc.(b)	4,520
100	Cerus Corp.(b)	525
38	Charles River Laboratories International, Inc.(b)	5,124
13	Chemed Corp.	4,118
17	ChemoCentryx, Inc.(b)	171
11	Civitas Solutions, Inc.(b)	153
37	Clovis Oncology, Inc.(b)	637
37	Codexis, Inc.(b)	811
35	Coherus Biosciences, Inc.(b)	387
18	Collegium Pharmaceutical, Inc.(b)	345
87	Community Health Systems, Inc.(b)	413
9	Computer Programs & Systems, Inc.	240
11	Concert Pharmaceuticals, Inc.(b)	158
20	CONMED Corp.	1,359
80	Corcept Therapeutics, Inc.(b)	1,114
8	CorVel Corp.(b)	558
15	CRISPR Therapeutics AG (Switzerland)(b)	575
28	Cross Country Healthcare, Inc.(b)	254
28	CryoLife, Inc.(b)	849
11	Cutera, Inc.(b)	226
43	Cymabay Therapeutics, Inc.(b)	384
37	Cytokinetics, Inc.(b)	291
31	CytomX Therapeutics, Inc.(b)	428
14	Deciphera Pharmaceuticals, Inc.(b)	365
48	Denali Therapeutics, Inc.(b)	920
24	Dermira, Inc.(b)	279
33	Dicerna Pharmaceuticals, Inc.(b)	492
46	Diplomat Pharmacy, Inc.(b)	712
10	Dova Pharmaceuticals, Inc.(b)	149
45	Dynavax Technologies Corp.(b)	509
9	Eagle Pharmaceuticals, Inc.(b)	454
28	Editas Medicine, Inc.(b)	872
34	Emergent BioSolutions, Inc.(b)	2,477
11	Enanta Pharmaceuticals, Inc.(b)	871
79	Encompass Health Corp.	5,942
163	Endo International PLC(b)	1,961
51	Endocyte, Inc.(b)	1,205
39	Ensign Group, Inc. (The)	1,769
46	Epizyme, Inc.(b)	341
19	Esperion Therapeutics, Inc.(b)	1,010
45	Evolent Health, Inc., Class A(b)	1,157
97	Exact Sciences Corp.(b)	7,564

235	Exelixis, Inc.(b)	$4,773
40	Fate Therapeutics, Inc.(b)	614
60	FibroGen, Inc.(b)	2,602
27	Five Prime Therapeutics, Inc.(b)	347
22	Flexion Therapeutics, Inc.(b)	359
16	G1 Therapeutics, Inc.(b)	612
39	GenMark Diagnostics, Inc.(b)	203
17	Genomic Health, Inc.(b)	1,344
121	Geron Corp.(b)	195
25	Glaukos Corp.(b)	1,647
39	Global Blood Therapeutics, Inc.(b)	1,230
58	Globus Medical, Inc., Class A(b)	2,801
26	GlycoMimetics, Inc.(b)	299
41	Haemonetics Corp.(b)	4,398
104	Halozyme Therapeutics, Inc.(b)	1,717
44	HealthEquity, Inc.(b)	3,902
21	HealthStream, Inc.	517
56	Heron Therapeutics, Inc.(b)	1,609
6	Heska Corp.(b)	624
52	Hill-Rom Holdings, Inc.	5,042
66	HMS Holdings Corp.(b)	2,359
10	Homology Medicines, Inc.(b)	220
133	Horizon Pharma PLC(b)	2,657
13	ICU Medical, Inc.(b)	3,126
122	ImmunoGen, Inc.(b)	672
103	Immunomedics, Inc.(b)	2,069
58	Innoviva, Inc.(b)	1,059
14	Inogen, Inc.(b)	2,063
56	Inovalon Holdings, Inc., Class A(b)	745
65	Inovio Pharmaceuticals, Inc.(b)	348
60	Insmed, Inc.(b)	1,075
5	Inspire Medical Systems, Inc.(b)	230
47	Insulet Corp.(b)	3,945
16	Insys Therapeutics, Inc.(b)	96
23	Integer Holdings Corp.(b)	2,037
57	Integra LifeSciences Holdings Corp.(b)	3,057
17	Intellia Therapeutics, Inc.(b)	304
16	Intercept Pharmaceuticals, Inc.(b)	1,775
23	Intersect ENT, Inc.(b)	690
32	Intra-Cellular Therapies, Inc.(b)	462
54	Intrexon Corp.(b)	529
24	Invacare Corp.	132
42	Invitae Corp.(b)	585
103	Ionis Pharmaceuticals, Inc.(b)	6,004
79	Iovance Biotherapeutics, Inc.(b)	764
15	iRhythm Technologies, Inc.(b)	1,111
110	Ironwood Pharmaceuticals, Inc., Class A(b)	1,520
37	Karyopharm Therapeutics, Inc.(b)	385
62	Keryx Biopharmaceuticals, Inc.(b)	187
17	Kura Oncology, Inc.(b)	216
13	La Jolla Pharmaceutical Co.(b)	188
30	Lantheus Holdings, Inc.(b)	563
13	LeMaitre Vascular, Inc.	363
36	Lexicon Pharmaceuticals, Inc.(b)	292
22	LHC Group, Inc.(b)	2,307
17	Ligand Pharmaceuticals, Inc.(b)	2,682
38	LivaNova PLC(b)	3,845
18	Loxo Oncology, Inc.(b)	2,528
33	Luminex Corp.	969
29	MacroGenics, Inc.(b)	499
6	Madrigal Pharmaceuticals, Inc.(b)	694
19	Magellan Health, Inc.(b)	1,036
67	Mallinckrodt PLC(b)	1,594
39	Masimo Corp.(b)	4,306
59	Medicines Co. (The)(b)	1,306
48	Medidata Solutions, Inc.(b)	3,706
73	MEDNAX, Inc.(b)	2,935
21	Medpace Holdings, Inc.(b)	1,300
32	Meridian Bioscience, Inc.	606
43	Merit Medical Systems, Inc.(b)	2,711
24	Minerva Neurosciences, Inc.(b)	190
14	Mirati Therapeutics, Inc.(b)	540

Schedule of Investments(a)

46	Molina Healthcare, Inc.(b)	$6,427
60	Momenta Pharmaceuticals, Inc.(b)	710
25	MyoKardia, Inc.(b)	1,552
11	Myovant Sciences Ltd.(b)	203
57	Myriad Genetics, Inc.(b)	1,838
31	Natera, Inc.(b)	537
8	National HealthCare Corp.	668
9	National Research Corp.	359
25	Natus Medical, Inc.(b)	885
41	Neogen Corp.(b)	2,659
58	NeoGenomics, Inc.(b)	951
71	Neurocrine Biosciences, Inc.(b)	6,267
21	Nevro Corp.(b)	872
36	NextGen Healthcare, Inc.(b)	632
302	Novavax, Inc.(b)	625
51	Novocure Ltd.(b)	1,750
41	NuVasive, Inc.(b)	2,611
52	NxStage Medical, Inc.(b)	1,468
34	Omeros Corp.(b)	474
31	Omnicell, Inc.(b)	2,394
256	OPKO Health, Inc.(b)	957
9	Optinose, Inc.(b)	71
48	OraSure Technologies, Inc.(b)	610
15	Orthofix Medical, Inc.(b)	904
46	Owens & Minor, Inc.	351
104	Pacific Biosciences of California, Inc.(b)	813
31	Pacira Pharmaceuticals, Inc.(b)	1,498
26	Paratek Pharmaceuticals, Inc.(b)	197
67	Patterson Cos., Inc.	1,700
116	PDL BioPharma, Inc.(b)	356
24	Penumbra, Inc.(b)	3,341
87	PerkinElmer, Inc.	7,574
16	Phibro Animal Health Corp., Class A	542
48	Portola Pharmaceuticals, Inc.(b)	1,049
46	PRA Health Sciences, Inc.(b)	5,370
44	Premier, Inc., Class A(b)	1,745
40	Prestige Consumer Healthcare, Inc.(b)	1,553
78	Progenics Pharmaceuticals, Inc.(b)	405
29	Prothena Corp. PLC (Ireland)(b)	348
9	Providence Service Corp. (The)(b)	637
34	PTC Therapeutics, Inc.(b)	1,208
23	Puma Biotechnology, Inc.(b)	535
26	Quidel Corp.(b)	1,581
65	R1 RCM, Inc.(b)	595
13	Ra Pharmaceuticals, Inc.(b)	205
33	Radius Health, Inc.(b)	550
29	RadNet, Inc.(b)	374
16	Reata Pharmaceuticals, Inc., Class A(b)	1,010
25	REGENXBIO, Inc.(b)	1,498
29	Repligen Corp.(b)	1,875
28	Retrophin, Inc.(b)	687
24	Revance Therapeutics, Inc.(b)	491
13	Rhythm Pharmaceuticals, Inc.(b)	384
107	Rigel Pharmaceuticals, Inc.(b)	303
17	Rocket Pharmaceuticals, Inc.(b)	274
38	Rockwell Medical, Inc.(b)	126
37	Sage Therapeutics, Inc.(b)	4,266
77	Sangamo Therapeutics, Inc.(b)	953
50	Sarepta Therapeutics, Inc.(b)	6,474
85	Select Medical Holdings Corp.(b)	1,647
69	Senseonics Holdings, Inc.(b)	235
15	Seres Therapeutics, Inc.(b)	125
19	Sientra, Inc.(b)	323
13	Solid Biosciences, Inc.(b)	405
74	Sorrento Therapeutics, Inc.(b)	256
27	Spark Therapeutics, Inc.(b)	1,138
75	Spectrum Pharmaceuticals, Inc.(b)	1,085
26	STAAR Surgical Co.(b)	988
22	Stemline Therapeutics, Inc.(b)	242
67	STERIS PLC	7,978
41	Supernus Pharmaceuticals, Inc.(b)	1,944
15	Surgery Partners, Inc.(b)	215

11	SurModics, Inc.(b)	$667
50	Syneos Health, Inc., Class A(b)	2,586
171	Synergy Pharmaceuticals, Inc.(b)	66
13	Tabula Rasa HealthCare, Inc.(b)	981
12	Tactile Systems Technology, Inc.(b)	675
41	Tandem Diabetes Care, Inc.(b)	1,510
49	Teladoc Health, Inc.(b)	3,060
81	Tenet Healthcare Corp.(b)	2,112
30	TESARO, Inc.(b)	1,391
52	TG Therapeutics, Inc.(b)	262
167	TherapeuticsMD, Inc.(b)	840
35	Theravance Biopharma, Inc.(b)	966
31	Tivity Health, Inc.(b)	1,270
132	TransEnterix, Inc.(b)	411
12	Tricida, Inc.(b)	358
18	Triple-S Management Corp., Class B(b)	343
38	Ultragenyx Pharmaceutical, Inc.(b)	2,039
18	uniQure NV (Netherlands)(b)	527
10	US Physical Therapy, Inc.	1,190
44	Vanda Pharmaceuticals, Inc.(b)	1,102
29	Varex Imaging Corp.(b)	764
32	Vericel Corp.(b)	563
49	ViewRay, Inc.(b)	329
50	Viking Therapeutics, Inc.(b)	565
24	Vocera Communications, Inc.(b)	954
13	Voyager Therapeutics, Inc.(b)	148
8	WaVe Life Sciences Ltd.(b)	383
58	West Pharmaceutical Services, Inc.	6,354
94	Wright Medical Group NV(b)	2,628
40	Xencor, Inc.(b)	1,680
97	ZIOPHARM Oncology, Inc.(b)	325
32	Zogenix, Inc.(b)	1,315

		381,240

	Industrials - 14.3%
33	AAON, Inc.	1,252
25	AAR Corp.	1,092
54	ABM Industries, Inc.	1,711
83	ACCO Brands Corp.	674
48	Actuant Corp., Class A	1,229
52	Advanced Disposal Services, Inc.(b)	1,401
31	Advanced Drainage Systems, Inc.	845
127	AECOM(b)	4,084
26	Aegion Corp.(b)	497
54	Aerojet Rocketdyne Holdings, Inc.(b)	1,901
18	Aerovironment, Inc.(b)	1,379
53	AGCO Corp.	3,163
78	Air Lease Corp.	3,031
11	Air Transport Services Group, Inc.(b)	204
46	Aircastle Ltd.	858
8	Alamo Group, Inc.	662
23	Albany International Corp., Class A	1,664
3	Allegiant Travel Co.	403
98	Allison Transmission Holdings, Inc.	4,617
47	Altra Industrial Motion Corp.	1,483
6	American Railcar Industries, Inc.	422
12	American Woodmark Corp.(b)	803
22	Apogee Enterprises, Inc.	802
31	Applied Industrial Technologies, Inc.	2,022
19	ArcBest Corp.	765
35	Arcosa, Inc.(b)	957
11	Argan, Inc.	478
16	Armstrong Flooring, Inc.(b)	250
35	Armstrong World Industries, Inc.	2,345
42	ASGN, Inc.(b)	2,908
15	Astec Industries, Inc.	535
20	Astronics Corp.(b)	649
36	Atkore International Group, Inc.(b)	735
5	Atlas Air Worldwide Holdings, Inc.(b)	266
53	Avis Budget Group, Inc.(b)	1,552
45	Axon Enterprise, Inc.(b)	1,956
20	AZZ, Inc.	955
39	Barnes Group, Inc.	2,342

Schedule of Investments(a)

6	Barrett Business Services, Inc.	$422
53	Beacon Roofing Supply, Inc.(b)	1,848
9	Blue Bird Corp.(b)	172
54	BMC Stock Holdings, Inc.(b)	919
38	Brady Corp., Class A	1,655
32	Briggs & Stratton Corp.	477
20	BrightView Holdings, Inc.(b)	252
40	Brink’s Co. (The)	2,833
92	Builders FirstSource, Inc.(b)	1,245
80	BWX Technologies, Inc.	3,618
12	CAI International, Inc.(b)	294
47	Carlisle Cos., Inc.	4,959
31	Casella Waste Systems, Inc., Class A(b)	1,012
39	CBIZ, Inc.(b)	823
22	Chart Industries, Inc.(b)	1,398
18	Cimpress NV (Netherlands)(b)	2,172
13	CIRCOR International, Inc.	430
111	Civeo Corp.(b)	188
42	Clean Harbors, Inc.(b)	2,710
70	Colfax Corp.(b)	1,746
17	Columbus McKinnon Corp.	592
29	Comfort Systems USA, Inc.	1,527
30	Continental Building Products, Inc.(b)	857
90	Covanta Holding Corp.	1,490
9	Covenant Transportation Group, Inc., Class A(b)	205
38	Crane Co.	3,282
12	CSW Industrials, Inc.(b)	636
20	Cubic Corp.	1,224
33	Curtiss-Wright Corp.	3,643
31	Daseke, Inc.(b)	125
37	Deluxe Corp.	1,863
12	DMC Global, Inc.	437
102	Donaldson Co., Inc.	5,716
17	Douglas Dynamics, Inc.	634
29	Dun & Bradstreet Corp. (The)	4,163
13	DXP Enterprises, Inc.(b)	471
25	Dycom Industries, Inc.(b)	1,656
20	Echo Global Logistics, Inc.(b)	507
46	EMCOR Group, Inc.	3,352
16	Encore Wire Corp.	799
27	Energy Recovery, Inc.(b)	221
33	EnerSys	2,883
15	Engility Holdings, Inc.(b)	469
19	Ennis, Inc.	371
17	EnPro Industries, Inc.	1,196
20	ESCO Technologies, Inc.	1,406
28	Essendant, Inc.	354
21	Esterline Technologies Corp.(b)	2,493
59	Evoqua Water Technologies Corp.(b)	539
41	Exponent, Inc.	2,063
45	Federal Signal Corp.	1,056
7	Forrester Research, Inc.	327
23	Forward Air Corp.	1,501
11	Foundation Building Materials, Inc.(b)	108
30	Franklin Electric Co., Inc.	1,358
30	FTI Consulting, Inc.(b)	2,107
102	Gardner Denver Holdings, Inc.(b)	2,525
45	Gates Industrial Corp. PLC(b)	663
29	GATX Corp.	2,422
13	Genco Shipping & Trading Ltd.(b)	109
49	Generac Holdings, Inc.(b)	2,789
47	Genesee & Wyoming, Inc., Class A(b)	3,914
27	Gibraltar Industries, Inc.(b)	976
17	Global Brass & Copper Holdings, Inc.	550
25	GMS, Inc.(b)	470
14	Gorman-Rupp Co. (The)	469
10	GP Strategies Corp.(b)	132
133	Graco, Inc.	5,859
57	GrafTech International Ltd.	901
37	Granite Construction, Inc.	1,873
42	Great Lakes Dredge & Dock Corp.(b)	311

25	Greenbrier Cos., Inc. (The)	$1,223
23	Griffon Corp.	280
24	H&E Equipment Services, Inc.	532
64	Harsco Corp.(b)	1,712
10	Hawaiian Holdings, Inc.	401
58	Healthcare Services Group, Inc.	2,738
35	Heartland Express, Inc.	726
34	HEICO Corp.	2,874
60	HEICO Corp., Class A	4,051
14	Heidrick & Struggles International, Inc.	513
16	Herc Holdings, Inc.(b)	571
11	Heritage-Crystal Clean, Inc.(b)	308
46	Herman Miller, Inc.	1,558
38	Hertz Global Holdings, Inc.(b)	711
70	Hexcel Corp.	4,317
49	Hillenbrand, Inc.	2,171
34	HNI Corp.	1,311
26	Hub Group, Inc., Class A(b)	1,155
43	Hubbell, Inc.	4,737
18	Huron Consulting Group, Inc.(b)	1,002
6	Hyster-Yale Materials Handling, Inc.	393
15	ICF International, Inc.	1,050
36	InnerWorkings, Inc.(b)	152
30	Insperity, Inc.	3,001
14	Insteel Industries, Inc.	386
48	Interface, Inc.	778
69	ITT, Inc.	3,826
57	JELD-WEN Holding, Inc.(b)	1,086
25	John Bean Technologies Corp.	2,064
9	Kadant, Inc.	820
19	Kaman Corp.	1,079
106	KAR Auction Services, Inc.	6,057
109	KBR, Inc.	2,024
24	Kelly Services, Inc., Class A	550
64	Kennametal, Inc.	2,676
34	KeyW Holding Corp. (The)(b)	332
18	Kforce, Inc.	570
28	Kimball International, Inc., Class B	427
12	Kirby Corp.(b)	916
37	Knoll, Inc.	717
42	Korn/Ferry International	2,057
70	Kratos Defense & Security Solutions, Inc.(b)	931
32	Landstar System, Inc.	3,491
50	Lincoln Electric Holdings, Inc.	4,298
8	Lindsay Corp.	809
26	LSC Communications, Inc.	261
13	Lydall, Inc.(b)	288
63	Macquarie Infrastructure Corp.	2,627
25	Manitowoc Co., Inc. (The)(b)	494
31	Marten Transport Ltd.	604
23	Masonite International Corp.(b)	1,234
51	MasTec, Inc.(b)	2,300
8	Matson, Inc.	315
25	Matthews International Corp., Class A	1,053
19	McGrath RentCorp.	1,015
38	Mercury Systems, Inc.(b)	1,969
64	Meritor, Inc.(b)	1,056
54	Milacron Holdings Corp.(b)	770
13	Mistras Group, Inc.(b)	223
34	Mobile Mini, Inc.	1,374
26	Moog, Inc., Class A	2,274
72	MRC Global, Inc.(b)	1,133
29	MSA Safety, Inc.	3,161
36	MSC Industrial Direct Co., Inc., Class A	3,189
42	Mueller Industries, Inc.	1,000
121	Mueller Water Products, Inc., Class A	1,274
11	Multi-Color Corp.	488
12	MYR Group, Inc.(b)	376
4	National Presto Industries, Inc.	514
36	Navigant Consulting, Inc.	922
34	Navistar International Corp.(b)	1,089
32	NCI Building Systems, Inc.(b)	363

Schedule of Investments(a)

20	Nexeo Solutions, Inc.(b)	$195
37	NN, Inc.	266
41	Nordson Corp.	4,937
82	NOW, Inc.(b)	1,106
9	NV5 Global, Inc.(b)	661
135	nVent Electric PLC (United Kingdom)	3,378
2	Omega Flex, Inc.	111
59	Oshkosh Corp.	4,208
6	Park-Ohio Holdings Corp.	216
18	Patrick Industries, Inc.(b)	715
49	PGT Innovations, Inc.(b)	944
148	Pitney Bowes, Inc.	1,249
170	Plug Power, Inc.(b)	298
7	Powell Industries, Inc.	214
31	Primoris Services Corp.	749
20	Proto Labs, Inc.(b)	2,574
23	Quad/Graphics, Inc.	377
24	Quanex Building Products Corp.	379
120	Quanta Services, Inc.(b)	4,212
27	Raven Industries, Inc.	1,089
19	RBC Bearings, Inc.(b)	2,907
34	Regal Beloit Corp.	2,658
97	Resideo Technologies, Inc.(b)	2,001
21	Resources Connection, Inc.	354
22	REV Group, Inc.	268
84	Rexnord Corp.(b)	2,378
53	RR Donnelley & Sons Co.	335
26	Rush Enterprises, Inc., Class A	991
3	Rush Enterprises, Inc., Class B	116
42	Ryder System, Inc.	2,376
20	Saia, Inc.(b)	1,206
33	Simpson Manufacturing Co., Inc.	1,931
31	SiteOne Landscape Supply, Inc.(b)	1,911
10	SkyWest, Inc.	577
17	SP Plus Corp.(b)	515
26	Spartan Motors, Inc.	209
13	Spirit Airlines, Inc.(b)	834
34	SPX Corp.(b)	1,006
34	SPX FLOW, Inc.(b)	1,276
10	Standex International Corp.	797
66	Steelcase, Inc., Class A	1,069
68	Stericycle, Inc.(b)	3,269
21	Sun Hydraulics Corp.	875
69	Sunrun, Inc.(b)	1,011
11	Systemax, Inc.	307
23	Team, Inc.(b)	384
28	Teledyne Technologies, Inc.(b)	6,288
14	Tennant Co.	838
58	Terex Corp.	1,917
44	Tetra Tech, Inc.	2,682
25	Thermon Group Holdings, Inc.(b)	565
54	Timken Co. (The)	2,168
38	Titan International, Inc.	247
14	Titan Machinery, Inc.(b)	245
84	Toro Co. (The)	5,207
12	TPI Composites, Inc.(b)	326
46	Trex Co., Inc.(b)	2,932
35	TriMas Corp.(b)	1,016
37	TriNet Group, Inc.(b)	1,699
105	Trinity Industries, Inc.	2,502
41	Triton International Ltd. (Bermuda)	1,397
38	Triumph Group, Inc.	639
32	TrueBlue, Inc.(b)	808
30	Tutor Perini Corp.(b)	558
12	UniFirst Corp.	1,853
90	Univar, Inc.(b)	1,949
48	Universal Forest Products, Inc.	1,328
6	Universal Logistics Holdings, Inc.	140
17	US Ecology, Inc.	1,184
72	USG Corp.	3,099
18	Valmont Industries, Inc.	2,350
9	Veritiv Corp.(b)	273

16	Viad Corp.	$806
13	Vicor Corp.(b)	465
28	Vivint Solar, Inc.(b)	153
7	VSE Corp.	204
46	Wabash National Corp.	715
30	WageWorks, Inc.(b)	1,000
25	Watsco, Inc.	3,843
23	Watts Water Technologies, Inc., Class A	1,696
106	Welbilt, Inc.(b)	1,465
36	Werner Enterprises, Inc.	1,219
42	Wesco Aircraft Holdings, Inc.(b)	400
37	WESCO International, Inc.(b)	1,976
30	Willscot Corp., Class A(b)	413
44	Woodward, Inc.	3,682
25	YRC Worldwide, Inc.(b)	142

		384,234

	Information Technology - 15.0%
45	2U, Inc.(b)	2,628
95	3D Systems Corp.(b)	1,176
74	8x8, Inc.(b)	1,459
38	A10 Networks, Inc.(b)	239
19	Acacia Communications, Inc.(b)	815
90	ACI Worldwide, Inc.(b)	2,599
37	ADTRAN, Inc.	461
31	Advanced Energy Industries, Inc.(b)	1,458
24	Alarm.com Holdings, Inc.(b)	1,220
14	Alpha & Omega Semiconductor Ltd.(b)	154
26	Ambarella, Inc.(b)	1,040
82	Amkor Technology, Inc.(b)	562
25	Anixter International, Inc.(b)	1,599
14	Applied Optoelectronics, Inc.(b)	288
28	Apptio, Inc., Class A(b)	1,068
12	Arlo Technologies, Inc.(b)	144
135	ARRIS International PLC(b)	4,172
56	Aspen Technology, Inc.(b)	4,833
85	Avaya Holdings Corp.(b)	1,323
90	Avnet, Inc.	3,944
38	AVX Corp.	627
26	Axcelis Technologies, Inc.(b)	518
23	Badger Meter, Inc.	1,277
33	Belden, Inc.	1,841
38	Benchmark Electronics, Inc.	906
13	Benefitfocus, Inc.(b)	651
112	Black Knight, Inc.(b)	5,078
38	Blackbaud, Inc.	2,784
27	Blackline, Inc.(b)	1,158
113	Booz Allen Hamilton Holding Corp.	5,798
33	Bottomline Technologies (DE), Inc.(b)	1,817
106	Box, Inc., Class A(b)	1,992
57	Brooks Automation, Inc.	1,731
23	Cabot Microelectronics Corp.	2,472
19	CACI International, Inc., Class A(b)	3,133
27	CalAmp Corp.(b)	478
24	Carbonite, Inc.(b)	680
35	Cardtronics PLC, Class A(b)	1,135
24	Casa Systems, Inc.(b)	373
10	Cass Information Systems, Inc.	660
22	Ceridian HCM Holding, Inc.(b)	883
17	CEVA, Inc.(b)	442
18	ChannelAdvisor Corp.(b)	194
113	Ciena Corp.(b)	3,686
49	Cirrus Logic, Inc.(b)	1,835
27	Cision Ltd.(b)	338
80	Cloudera, Inc.(b)	987
19	Coherent, Inc.(b)	2,625
32	Cohu, Inc.	627
34	CommVault Systems, Inc.(b)	2,004
18	Comtech Telecommunications Corp.	460
144	Conduent, Inc.(b)	1,846
19	Control4 Corp.(b)	414
18	ConvergeOne Holdings, Inc.	225
65	CoreLogic, Inc.(b)	2,630

Schedule of Investments(a)

37	Cornerstone OnDemand, Inc.(b)	$2,021
37	Coupa Software, Inc.(b)	2,384
31	Cray, Inc.(b)	813
79	Cree, Inc.(b)	3,487
26	CSG Systems International, Inc.	912
24	CTS Corp.	696
269	Cypress Semiconductor Corp.	3,739
28	Daktronics, Inc.	251
52	Diebold Nixdorf, Inc.	170
33	Diodes, Inc.(b)	1,149
51	Dolby Laboratories, Inc., Class A	3,590
18	Ebix, Inc.	850
37	EchoStar Corp., Class A(b)	1,548
26	Electro Scientific Industries, Inc.(b)	764
35	Electronics For Imaging, Inc.(b)	969
27	Ellie Mae, Inc.(b)	1,816
49	Endurance International Group Holdings, Inc.(b)	407
112	Entegris, Inc.	3,293
36	Envestnet, Inc.(b)	1,967
40	EPAM Systems, Inc.(b)	5,210
11	ePlus, Inc.(b)	899
40	Euronet Worldwide, Inc.(b)	4,704
21	Everbridge, Inc.(b)	1,150
52	Everi Holdings, Inc.(b)	349
49	EVERTEC, Inc.	1,339
36	Exela Technologies, Inc.(b)	163
27	ExlService Holdings, Inc.(b)	1,565
93	Extreme Networks, Inc.(b)	612
29	Fabrinet (Thailand)(b)	1,529
23	Fair Isaac Corp.(b)	4,569
13	FARO Technologies, Inc.(b)	646
92	Finisar Corp.(b)	2,148
146	FireEye, Inc.(b)	2,922
61	First Solar, Inc.(b)	2,711
160	Fitbit, Inc., Class A(b)	882
46	Five9, Inc.(b)	1,973
17	ForeScout Technologies, Inc.(b)	462
55	FormFactor, Inc.(b)	907
27	GTT Communications, Inc.(b)	909
64	Guidewire Software, Inc.(b)	5,949
19	Hackett Group, Inc. (The)	335
68	Harmonic, Inc.(b)	382
45	Hortonworks, Inc.(b)	725
29	HubSpot, Inc.(b)	4,032
16	Ichor Holdings Ltd.(b)	291
48	II-VI, Inc.(b)	1,796
25	Imperva, Inc.(b)	1,388
124	Infinera Corp.(b)	534
31	Inphi Corp.(b)	1,237
27	Insight Enterprises, Inc.(b)	1,204
22	Instructure, Inc.(b)	831
102	Integrated Device Technology, Inc.(b)	4,890
27	InterDigital, Inc.	2,032
28	Itron, Inc.(b)	1,517
39	j2 Global, Inc.	2,879
119	Jabil, Inc.	2,971
41	KEMET Corp.	840
21	Kimball Electronics, Inc.(b)	370
68	Knowles Corp.(b)	1,036
54	Kulicke & Soffa Industries, Inc. (Singapore)	1,166
88	Lattice Semiconductor Corp.(b)	516
107	Limelight Networks, Inc.(b)	352
20	Littelfuse, Inc.	3,827
48	LivePerson, Inc.(b)	906
60	LiveRamp Holdings, Inc.(b)	2,838
41	LogMeIn, Inc.	3,781
50	Lumentum Holdings, Inc.(b)	2,224
36	MACOM Technology Solutions Holdings, Inc.(b)	640
53	Manhattan Associates, Inc.(b)	2,625

21	ManTech International Corp., Class A	$1,182
52	MAXIMUS, Inc.	3,698
50	MaxLinear, Inc.(b)	1,020
36	Mellanox Technologies Ltd. (Israel)(b)	3,342
3	Mesa Laboratories, Inc.	664
29	Methode Electronics, Inc.	879
7	MicroStrategy, Inc., Class A(b)	908
33	Mimecast Ltd.(b)	1,229
27	MINDBODY, Inc., Class A(b)	750
44	MKS Instruments, Inc.	3,452
45	MobileIron, Inc.(b)	219
17	Model N, Inc.(b)	233
23	MoneyGram International, Inc.(b)	50
32	Monolithic Power Systems, Inc.	4,226
32	Monotype Imaging Holdings, Inc.	552
14	MTS Systems Corp.	720
18	Nanometrics, Inc.(b)	578
99	National Instruments Corp.	4,847
92	NCR Corp.(b)	2,549
44	Net 1 UEPS Technologies, Inc. (South Africa)(b)	240
25	NETGEAR, Inc.(b)	1,385
66	NetScout Systems, Inc.(b)	1,768
33	New Relic, Inc.(b)	2,877
52	NIC, Inc.	676
17	nLight, Inc.(b)	325
26	Novanta, Inc.(b)	1,688
226	Nuance Communications, Inc.(b)	3,614
99	Nutanix, Inc., Class A(b)	4,426
4	NVE Corp.	382
135	Oclaro, Inc.(b)	1,089
23	OneSpan, Inc.(b)	390
14	OSI Systems, Inc.(b)	1,014
15	Park Electrochemical Corp.	267
39	Paycom Software, Inc.(b)	5,178
25	Paylocity Holding Corp.(b)	1,677
9	PC Connection, Inc.	282
21	PDF Solutions, Inc.(b)	194
31	Pegasystems, Inc.	1,674
27	Perficient, Inc.(b)	683
118	Perspecta, Inc.	2,491
52	Photronics, Inc.(b)	504
26	Plantronics, Inc.	1,190
26	Plexus Corp.(b)	1,587
23	Power Integrations, Inc.	1,457
29	Presidio, Inc.	408
33	Progress Software Corp.	1,160
40	Proofpoint, Inc.(b)	3,880
28	PROS Holdings, Inc.(b)	901
123	Pure Storage, Inc., Class A(b)	2,326
30	Q2 Holdings, Inc.(b)	1,629
8	QAD, Inc., Class A	339
26	Qualys, Inc.(b)	2,048
17	Quantenna Communications, Inc.(b)	255
85	Rambus, Inc.(b)	741
24	Rapid7, Inc.(b)	763
59	RealPage, Inc.(b)	3,043
39	Ribbon Communications, Inc.(b)	208
54	RingCentral, Inc., Class A(b)	4,477
15	Rogers Corp.(b)	1,930
23	Rudolph Technologies, Inc.(b)	488
52	SailPoint Technologies Holding, Inc.(b)	1,354
54	Sanmina Corp.(b)	1,460
19	ScanSource, Inc.(b)	723
34	Science Applications International Corp.	2,364
53	Semtech Corp.(b)	2,827
20	SendGrid, Inc.(b)	912
34	Silicon Laboratories, Inc.(b)	3,005
8	SMART Global Holdings, Inc.(b)	274
29	SolarEdge Technologies, Inc.(b)	1,129
14	SPS Commerce, Inc.(b)	1,193
48	SunPower Corp.(b)	329

Schedule of Investments(a)

35	Sykes Enterprises, Inc.(b)	$967
28	Synaptics, Inc.(b)	1,077
35	SYNNEX Corp.	2,826
55	Tableau Software, Inc., Class A(b)	6,855
29	Tech Data Corp.(b)	2,609
94	Teradata Corp.(b)	3,537
147	Teradyne, Inc.	5,246
98	TiVo Corp.	970
25	Trade Desk, Inc. (The), Class A(b)	3,561
103	Travelport Worldwide Ltd.	1,574
12	TTEC Holdings, Inc.	351
79	TTM Technologies, Inc.(b)	939
7	Tucows, Inc., Class A(b)	406
58	Twilio, Inc., Class A(b)	5,480
29	Tyler Technologies, Inc.(b)	5,590
18	Ubiquiti Networks, Inc.	1,962
23	Ultimate Software Group, Inc. (The)(b)	6,070
35	Ultra Clean Holdings, Inc.(b)	329
38	Unisys Corp.(b)	514
33	Universal Display Corp.	3,031
12	Upland Software, Inc.(b)	337
23	Varonis Systems, Inc.(b)	1,332
36	Veeco Instruments, Inc.(b)	315
51	Verint Systems, Inc.(b)	2,317
87	Versum Materials, Inc.	3,014
45	ViaSat, Inc.(b)	3,111
179	Viavi Solutions, Inc.(b)	1,815
22	Virtusa Corp.(b)	975
102	Vishay Intertechnology, Inc.	2,127
34	WEX, Inc.(b)	5,269
20	Workiva, Inc., Class A(b)	748
38	Xperi Corp.	536
37	Yext, Inc.(b)	537
42	Zebra Technologies Corp., Class A(b)	7,552
84	Zendesk, Inc.(b)	4,992
38	Zscaler, Inc.(b)	1,492

		404,761

	Materials - 5.2%
23	A. Schulman, Inc.(b)(d)	46
23	AdvanSix, Inc.(b)	660
17	AgroFresh Solutions, Inc.(b)	72
240	AK Steel Holding Corp.(b)	739
147	Alcoa Corp.(b)	4,676
99	Allegheny Technologies, Inc.(b)	2,600
20	American Vanguard Corp.	334
25	Amyris, Inc.(b)	124
49	AptarGroup, Inc.	5,098
49	Ashland Global Holdings, Inc.	4,013
25	Balchem Corp.	2,168
72	Bemis Co., Inc.	3,511
104	Berry Global Group, Inc.(b)	5,233
31	Boise Cascade Co.	824
48	Cabot Corp.	2,362
36	Carpenter Technology Corp.	1,551
40	Century Aluminum Co.(b)	359
6	Chase Corp.	676
13	Clearwater Paper Corp.(b)	401
230	Cleveland-Cliffs, Inc.(b)	2,134
138	Coeur Mining, Inc.(b)	545
93	Commercial Metals Co.	1,792
26	Compass Minerals International, Inc.	1,303
50	Domtar Corp.	2,179
38	Eagle Materials, Inc.	2,774
63	Ferro Corp.(b)	1,216
20	FutureFuel Corp.	345
53	GCP Applied Technologies, Inc.(b)	1,447
247	Graphic Packaging Holding Co.	2,962
20	Greif, Inc., Class A	1,025
4	Greif, Inc., Class B	211
39	H.B. Fuller Co.	1,881
7	Hawkins, Inc.	292
9	Haynes International, Inc.	297

391	Hecla Mining Co.	$931
169	Huntsman Corp.	3,417
33	Ingevity Corp.(b)	3,234
15	Innophos Holdings, Inc.	416
19	Innospec, Inc.	1,401
76	Intrepid Potash, Inc.(b)	252
13	Kaiser Aluminum Corp.	1,270
16	Koppers Holdings, Inc.(b)	298
24	Kraton Corp.(b)	629
18	Kronos Worldwide, Inc.	223
116	Louisiana-Pacific Corp.	2,652
16	Materion Corp.	846
200	McEwen Mining, Inc.	352
35	Mercer International, Inc. (Canada)	428
28	Minerals Technologies, Inc.	1,576
22	Myers Industries, Inc.	363
13	Neenah, Inc.	895
7	NewMarket Corp.	2,943
133	Olin Corp.	2,863
34	OMNOVA Solutions, Inc.(b)	277
124	Owens-Illinois, Inc.(b)	2,280
33	P.H. Glatfelter Co.	421
186	Platform Specialty Products Corp.(b)	2,189
63	PolyOne Corp.	2,118
31	PQ Group Holdings, Inc.(b)	476
11	Quaker Chemical Corp.	2,269
45	Rayonier Advanced Materials, Inc.	664
57	Reliance Steel & Aluminum Co.	4,586
44	Resolute Forest Products, Inc.(b)	483
52	Royal Gold, Inc.	3,804
105	RPM International, Inc.	6,925
13	Ryerson Holding Corp.(b)	106
20	Schnitzer Steel Industries, Inc., Class A	560
23	Schweitzer-Mauduit International, Inc.	656
34	Scotts Miracle-Gro Co. (The)	2,583
34	Sensient Technologies Corp.	2,185
61	Silgan Holdings, Inc.	1,571
79	Sonoco Products Co.	4,546
16	Stepan Co.	1,293
85	Summit Materials, Inc., Class A(b)	1,233
44	SunCoke Energy, Inc.(b)	429
29	TimkenSteel Corp.(b)	320
19	Tredegar Corp.	317
34	Trinseo SA	1,718
81	Tronox Ltd., Class A	857
2	United States Lime & Minerals, Inc.	149
138	United States Steel Corp.	3,182
12	US Concrete, Inc.(b)	472
150	Valvoline, Inc.	3,164
43	Venator Materials PLC(b)	229
27	Verso Corp., Class A(b)	681
48	W.R. Grace & Co.	3,064
27	Warrior Met Coal, Inc.	640
37	Worthington Industries, Inc.	1,533

		138,819

	Real Estate - 10.6%
65	Acadia Realty Trust REIT	1,864
24	Agree Realty Corp. REIT	1,430
54	Alexander & Baldwin, Inc. REIT(b)	1,119
2	Alexander’s, Inc. REIT	621
10	Altisource Portfolio Solutions SA(b)	237
27	American Assets Trust, Inc. REIT	1,124
108	American Campus Communities, Inc. REIT	4,734
42	American Finance Trust, Inc. REIT	581
208	American Homes 4 Rent, Class A REIT	4,333
76	Americold Realty Trust REIT	2,037
124	Apartment Investment & Management Co., Class A REIT	5,839
173	Apple Hospitality REIT, Inc. REIT	2,746
39	Armada Hoffler Properties, Inc. REIT	593
74	Ashford Hospitality Trust, Inc. REIT	366
19	Braemar Hotels & Resorts, Inc. REIT	181

Schedule of Investments(a)

141	Brandywine Realty Trust REIT	$2,012
236	Brixmor Property Group, Inc. REIT	3,894
65	CareTrust REIT, Inc. REIT	1,301
43	CatchMark Timber Trust, Inc., Class A REIT	357
130	CBL & Associates Properties, Inc. REIT	339
65	Cedar Realty Trust, Inc. REIT	233
35	Chatham Lodging Trust REIT	700
48	Chesapeake Lodging Trust REIT	1,419
378	Colony Capital, Inc. REIT	2,329
93	Columbia Property Trust, Inc. REIT	1,997
13	Community Healthcare Trust, Inc. REIT	410
94	CoreCivic, Inc. REIT	2,063
31	CorePoint Lodging, Inc. REIT	436
27	CoreSite Realty Corp. REIT	2,631
82	Corporate Office Properties Trust REIT	2,007
332	Cousins Properties, Inc. REIT	2,805
147	CubeSmart REIT	4,578
43	Cushman & Wakefield PLC(b)	801
78	CyrusOne, Inc. REIT	4,374
164	DiamondRock Hospitality Co. REIT	1,729
127	Douglas Emmett, Inc. REIT	4,689
51	Easterly Government Properties, Inc. REIT	929
28	EastGroup Properties, Inc. REIT	2,801
111	Empire State Realty Trust, Inc., Class A REIT	1,797
60	EPR Properties REIT	4,250
96	Equity Commonwealth REIT	3,050
67	Equity LifeStyle Properties, Inc. REIT	6,669
29	Essential Properties Realty Trust, Inc. REIT	410
18	eXp World Holdings, Inc.(b)	195
99	First Industrial Realty Trust, Inc. REIT	3,174
44	Five Point Holdings LLC, Class A(b)	338
181	Forest City Realty Trust, Inc., Class A REIT	4,579
8	Forestar Group, Inc.(b)	128
53	Four Corners Property Trust, Inc. REIT	1,470
85	Franklin Street Properties Corp. REIT	655
39	Front Yard Residential Corp. REIT	351
5	FRP Holdings, Inc.(b)	234
160	Gaming and Leisure Properties, Inc. REIT	5,509
95	GEO Group, Inc. (The) REIT	2,208
27	Getty Realty Corp. REIT	826
23	Gladstone Commercial Corp. REIT	440
56	Global Net Lease, Inc. REIT	1,131
82	Government Properties Income Trust REIT	722
43	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	983
99	Healthcare Realty Trust, Inc. REIT	3,069
163	Healthcare Trust of America, Inc., Class A REIT	4,584
32	Hersha Hospitality Trust REIT	611
28	HFF, Inc., Class A	1,131
82	Highwoods Properties, Inc. REIT	3,556
131	Hospitality Properties Trust REIT	3,516
32	Howard Hughes Corp. (The)(b)	3,544
124	Hudson Pacific Properties, Inc. REIT	3,827
69	Independence Realty Trust, Inc. REIT	697
18	Industrial Logistics Properties Trust REIT	379
33	InfraREIT, Inc. REIT(b)	756
92	Investors Real Estate Trust REIT	490
54	iStar, Inc. REIT	577
90	JBG SMITH Properties REIT	3,606
104	Kennedy-Wilson Holdings, Inc.	2,037
79	Kilroy Realty Corp. REIT	5,537
63	Kite Realty Group Trust REIT	1,040
68	Lamar Advertising Co., Class A REIT	5,157
165	Lexington Realty Trust REIT	1,449
37	Life Storage, Inc. REIT	3,613
30	LTC Properties, Inc. REIT	1,393
69	Mack-Cali Realty Corp. REIT	1,495
15	Marcus & Millichap, Inc.(b)	547

289	Medical Properties Trust, Inc. REIT	$4,991
58	MGM Growth Properties LLC, Class A REIT	1,652
67	Monmouth Real Estate Investment Corp. REIT	933
33	National Health Investors, Inc. REIT	2,573
45	National Storage Affiliates Trust REIT	1,259
62	New Senior Investment Group, Inc. REIT	329
15	NexPoint Residential Trust, Inc. REIT	547
40	NorthStar Realty Europe Corp. REIT	654
160	Omega Healthcare Investors, Inc. REIT	6,070
10	One Liberty Properties, Inc. REIT	264
110	Outfront Media, Inc. REIT	2,286
168	Paramount Group, Inc. REIT	2,397
159	Park Hotels & Resorts, Inc. REIT	4,900
103	Pebblebrook Hotel Trust REIT	3,597
53	Pennsylvania Real Estate Investment Trust REIT	434
144	Physicians Realty Trust REIT	2,565
99	Piedmont Office Realty Trust, Inc., Class A REIT	1,835
51	PotlatchDeltic Corp. REIT	1,892
37	Preferred Apartment Communities, Inc., Class A REIT	554
16	PS Business Parks, Inc. REIT	2,256
41	QTS Realty Trust, Inc., Class A REIT	1,664
103	Rayonier, Inc. REIT	3,258
14	RE/MAX Holdings, Inc., Class A	462
98	Realogy Holdings Corp.	1,888
38	Redfin Corp.(b)	645
92	Retail Opportunity Investments Corp. REIT	1,665
173	Retail Properties of America, Inc., Class A REIT	2,178
11	Retail Value, Inc. REIT(b)	319
72	Rexford Industrial Realty, Inc. REIT	2,350
138	RLJ Lodging Trust REIT	2,807
5	RMR Group, Inc. (The), Class A	323
60	RPT Realty REIT	857
37	Ryman Hospitality Properties, Inc. REIT	2,742
141	Sabra Health Care REIT, Inc. REIT	2,720
11	Saul Centers, Inc. REIT	579
75	Select Income REIT	1,448
189	Senior Housing Properties Trust REIT	2,601
27	Seritage Growth Properties, Class A REIT	1,024
124	SITE Centers Corp. REIT	1,543
36	Spirit MTA REIT	350
335	Spirit Realty Capital, Inc. REIT	2,486
31	St. Joe Co. (The)(b)	465
82	STAG Industrial, Inc. REIT	2,197
146	STORE Capital Corp. REIT	4,374
79	Summit Hotel Properties, Inc. REIT	881
64	Sun Communities, Inc. REIT	6,662
181	Sunstone Hotel Investors, Inc. REIT	2,762
73	Tanger Factory Outlet Centers, Inc. REIT	1,726
49	Taubman Centers, Inc. REIT	2,594
16	Tejon Ranch Co.(b)	289
47	Terreno Realty Corp. REIT	1,833
40	Tier REIT, Inc. REIT	942
23	UMH Properties, Inc. REIT	300
134	Uniti Group, Inc. REIT(b)	2,671
10	Universal Health Realty Income Trust REIT	702
90	Urban Edge Properties REIT	1,795
23	Urstadt Biddle Properties, Inc., Class A REIT	473
292	VICI Properties, Inc. REIT	6,357
141	Washington Prime Group, Inc. REIT	881
64	Washington Real Estate Investment Trust REIT	1,725
98	Weingarten Realty Investors REIT	2,828
29	Whitestone REIT	408

Schedule of Investments(a)

88	Xenia Hotels & Resorts, Inc. REIT	$1,788

		284,919

	Utilities - 2.9%
41	ALLETE, Inc.	3,337
29	American States Water Co.	1,945
141	Aqua America, Inc.	4,835
12	AquaVenture Holdings Ltd.(b)	225
52	Avista Corp.	2,705
42	Black Hills Corp.	2,781
37	California Water Service Group	1,692
13	Chesapeake Utilities Corp.	1,118
26	Clearway Energy, Inc., Class A	469
55	Clearway Energy, Inc., Class C	1,004
9	Connecticut Water Service, Inc.	626
32	El Paso Electric Co.	1,771
87	Hawaiian Electric Industries, Inc.	3,334
40	IDACORP, Inc.	3,930
148	MDU Resources Group, Inc.	3,918
27	MGE Energy, Inc.	1,784
13	Middlesex Water Co.	674
62	National Fuel Gas Co.	3,339
70	New Jersey Resources Corp.	3,397
44	NextEra Energy Partners LP	2,055
23	Northwest Natural Holding Co.	1,526
40	NorthWestern Corp.	2,558
42	ONE Gas, Inc.	3,574
30	Ormat Technologies, Inc.	1,683
27	Otter Tail Corp.	1,321
66	Pattern Energy Group, Inc., Class A	1,366
63	PNM Resources, Inc.	2,723
71	Portland General Electric Co.	3,419
12	SJW Group	672
67	South Jersey Industries, Inc.	2,090
39	Southwest Gas Holdings, Inc.	3,072
40	Spire, Inc.	3,156
52	TerraForm Power, Inc., Class A	598
12	Unitil Corp.	608
66	Vectren Corp.	4,739
10	York Water Co. (The)	331

		78,375

	Total Investments in Securities (Cost $2,612,525) - 100.0%	2,694,562
	Other assets less liabilities - 0.0%	362

	Net Assets - 100.0%	$2,694,924

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2018.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$1,380	$—	$—	$(52)	$—	$1,328	$16

(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities - 39.7%
	U.S. Treasury Bonds - 11.5%
$200,000	U.S. Treasury Bonds	7.625%	11/15/2022	$235,543
200,000	U.S. Treasury Bonds	6.250	08/15/2023	229,738
100,000	U.S. Treasury Bonds	7.500	11/15/2024	125,080
200,000	U.S. Treasury Bonds	6.625	02/15/2027	253,297
100,000	U.S. Treasury Bonds	5.250	11/15/2028	119,035
50,000	U.S. Treasury Bonds	4.500	02/15/2036	59,196
200,000	U.S. Treasury Bonds	4.250	05/15/2039	231,164
100,000	U.S. Treasury Bonds	4.500	08/15/2039	119,309
100,000	U.S. Treasury Bonds	4.375	11/15/2039	117,422
100,000	U.S. Treasury Bonds	4.750	02/15/2041	123,570
200,000	U.S. Treasury Bonds	2.750	08/15/2042	181,914
100,000	U.S. Treasury Bonds	2.875	05/15/2043	92,740
50,000	U.S. Treasury Bonds	3.750	11/15/2043	53,756
200,000	U.S. Treasury Bonds	3.625	02/15/2044	210,766
200,000	U.S. Treasury Bonds	2.875	08/15/2045	184,461
200,000	U.S. Treasury Bonds	2.250	08/15/2046	161,359
200,000	U.S. Treasury Bonds	3.000	05/15/2047	188,438
50,000	U.S. Treasury Bonds	3.125	05/15/2048	48,208

	(Cost $2,917,061)			2,734,996

	U.S. Treasury Notes - 28.2%
200,000	U.S. Treasury Notes	3.375	11/15/2019	201,129
200,000	U.S. Treasury Notes	1.625	12/31/2019	197,602
100,000	U.S. Treasury Notes	3.625	02/15/2020	100,973
200,000	U.S. Treasury Notes	1.250	02/29/2020	196,281
200,000	U.S. Treasury Notes	1.375	03/31/2020	196,320
200,000	U.S. Treasury Notes	1.375	04/30/2020	196,113
200,000	U.S. Treasury Notes	3.500	05/15/2020	201,988
200,000	U.S. Treasury Notes	1.500	06/15/2020	196,090
200,000	U.S. Treasury Notes	2.625	08/15/2020	199,356
200,000	U.S. Treasury Notes	1.375	10/31/2020	194,633
100,000	U.S. Treasury Notes	2.625	11/15/2020	99,633
250,000	U.S. Treasury Notes	1.625	11/30/2020	244,243
100,000	U.S. Treasury Notes	1.750	12/31/2020	97,900
200,000	U.S. Treasury Notes	1.250	03/31/2021	193,070
200,000	U.S. Treasury Notes	3.125	05/15/2021	201,453
200,000	U.S. Treasury Notes	1.125	06/30/2021	191,688
200,000	U.S. Treasury Notes	1.125	09/30/2021	190,859
200,000	U.S. Treasury Notes	1.750	11/30/2021	193,852
200,000	U.S. Treasury Notes	1.875	11/30/2021	194,613
200,000	U.S. Treasury Notes	2.000	02/15/2022	194,918
200,000	U.S. Treasury Notes	1.875	03/31/2022	193,918
200,000	U.S. Treasury Notes	1.750	05/15/2022	192,859
200,000	U.S. Treasury Notes	2.125	06/30/2022	195,078
100,000	U.S. Treasury Notes	2.000	02/15/2023	96,604
200,000	U.S. Treasury Notes	1.500	02/28/2023	189,215
100,000	U.S. Treasury Notes	1.750	05/15/2023	95,373
100,000	U.S. Treasury Notes	2.500	08/15/2023	98,426
200,000	U.S. Treasury Notes	2.750	11/15/2023	198,988
200,000	U.S. Treasury Notes	2.250	01/31/2024	194,039
50,000	U.S. Treasury Notes	2.750	02/15/2024	49,692
200,000	U.S. Treasury Notes	2.000	06/30/2024	190,902
200,000	U.S. Treasury Notes	2.375	08/15/2024	194,523
150,000	U.S. Treasury Notes	2.250	11/15/2024	144,633
200,000	U.S. Treasury Notes	2.000	02/15/2025	189,625
200,000	U.S. Treasury Notes	2.250	11/15/2025	191,430
50,000	U.S. Treasury Notes	1.625	05/15/2026	45,604
100,000	U.S. Treasury Notes	1.500	08/15/2026	90,020
200,000	U.S. Treasury Notes	2.000	11/15/2026	186,348
150,000	U.S. Treasury Notes	2.250	08/15/2027	141,498
100,000	U.S. Treasury Notes	2.750	02/15/2028	97,945
50,000	U.S. Treasury Notes	2.875	08/15/2028	49,409

	(Cost $6,861,679)			6,708,843

	Total U.S. Treasury Securities (Cost $9,778,740)			9,443,839

Schedule of Investments

	Corporate Bonds and Notes - 27.9%
	Aerospace/Defense - 0.4%
$100,000	United Technologies Corp.	4.500%	06/01/2042	$93,846

	Agriculture - 0.4%
100,000	Philip Morris International, Inc.	4.125	03/04/2043	89,204

	Airlines - 0.4%
100,000	Delta Air Lines, Inc.	2.875	03/13/2020	99,214

	Auto Manufacturers - 0.8%
100,000	General Motors Financial Co., Inc.	3.200	07/06/2021	97,113
100,000	Toyota Motor Corp. (Japan)	3.669	07/20/2028	98,955

				196,068

	Banks - 6.2%
100,000	Bank of America Corp., MTN	3.875	08/01/2025	98,772
100,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	93,516
200,000	Barclays PLC (United Kingdom)	3.250	01/12/2021	195,441
100,000	Citigroup, Inc.	8.125	07/15/2039	137,014
100,000	Goldman Sachs Group, Inc. (The)	2.875	02/25/2021	98,125
200,000	HSBC Holdings PLC (United Kingdom)	3.900	05/25/2026	190,040
100,000	JPMorgan Chase & Co.	2.250	01/23/2020	98,811
100,000	JPMorgan Chase & Co.	3.964	11/15/2048	86,701
100,000	Kreditanstalt Fuer Wiederaufbau (Germany)	1.625	05/29/2020	98,155
100,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	98,539
100,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.934	03/09/2021	98,764
100,000	Toronto-Dominion Bank (The) (Canada)	3.625	09/15/2031	93,401
100,000	Wells Fargo & Co.	3.069	01/24/2023	96,609

				1,483,888

	Beverages - 0.8%
100,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)(a)	3.650	02/01/2026	94,424
100,000	PepsiCo, Inc.	2.150	10/14/2020	98,313

				192,737

	Biotechnology - 0.8%
100,000	Amgen, Inc.	4.663	06/15/2051	92,948
100,000	Gilead Sciences, Inc.	2.550	09/01/2020	98,687

				191,635

	Chemicals - 0.4%
100,000	Dow Chemical Co. (The)	4.375	11/15/2042	86,126

	Computers - 0.5%
100,000	International Business Machines Corp.	6.500	01/15/2028	115,754

	Diversified Financial Services - 0.8%
100,000	Air Lease Corp.	3.625	04/01/2027	89,535
100,000	American Express Credit Corp., MTN	2.200	03/03/2020	98,594

				188,129

	Electric - 2.0%
100,000	Dominion Energy, Inc.	3.625	12/01/2024	97,690
100,000	Duke Energy Corp.	3.750	09/01/2046	84,260
100,000	Entergy Louisiana LLC	4.000	03/15/2033	97,828
100,000	Exelon Corp.	2.850	06/15/2020	98,812
100,000	Georgia Power Co.	4.300	03/15/2043	90,608

				469,198

	Environmental Control - 0.4%
100,000	Waste Management, Inc.	3.900	03/01/2035	94,166

	Food - 0.4%
100,000	Kraft Heinz Foods Co.	5.200	07/15/2045	91,159

	Healthcare-Products - 0.4%
100,000	Abbott Laboratories	4.900	11/30/2046	103,928

	Healthcare-Services - 0.4%
100,000	UnitedHealth Group, Inc.	2.125	03/15/2021	97,471

	Insurance - 1.3%
100,000	Berkshire Hathaway Finance Corp.	2.900	10/15/2020	99,932
100,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	98,057
100,000	MetLife, Inc.	6.400	12/15/2036	101,875

				299,864

Schedule of Investments

	Internet - 0.4%
$100,000	Amazon.com, Inc.	2.500%	11/29/2022	$96,383

	Iron/Steel - 0.5%
100,000	Vale Overseas Ltd. (Brazil)	6.250	08/10/2026	107,000

	Machinery-Diversified - 0.4%
100,000	CNH Industrial Capital LLC	4.375	04/05/2022	100,781

	Media - 0.8%
100,000	21st Century Fox America, Inc.	3.375	11/15/2026	96,995
100,000	Comcast Corp.	2.750	03/01/2023	96,538

				193,533

	Miscellaneous Manufacturing - 0.4%
100,000	General Electric Co., Series A, GMTN	6.750	03/15/2032	102,252

	Multi-National - 1.3%
100,000	Asian Development Bank, GMTN (Supranational)	1.750	01/10/2020	98,815
100,000	European Investment Bank (Supranational)	2.250	03/15/2022	97,704
100,000	International Bank For Reconstruction & Development, Series GDIF (Supranational)	2.750	07/23/2021	99,579

				296,098

	Oil & Gas - 1.6%
100,000	Anadarko Petroleum Corp.	3.450	07/15/2024	95,405
100,000	BP Capital Markets PLC (United Kingdom)	3.119	05/04/2026	93,253
100,000	Exxon Mobil Corp.	2.726	03/01/2023	97,269
100,000	Valero Energy Corp.	3.400	09/15/2026	91,187

				377,114

	Pharmaceuticals - 1.2%
100,000	AbbVie, Inc.	3.600	05/14/2025	95,528
100,000	Bayer US Finance II LLC (Germany)(a)	2.750	07/15/2021	96,665
100,000	CVS Health Corp.	2.875	06/01/2026	90,253

				282,446

	Pipelines - 1.2%
100,000	Energy Transfer Operating LP	6.125	12/15/2045	96,009
100,000	Kinder Morgan Energy Partners LP	3.950	09/01/2022	99,141
100,000	TransCanada PipeLines Ltd. (Canada)	4.625	03/01/2034	94,184

				289,334

	REITs - 0.8%
100,000	American Tower Corp.	3.500	01/31/2023	97,534
100,000	Boston Properties LP	3.800	02/01/2024	98,262

				195,796

	Retail - 0.5%
100,000	Home Depot, Inc. (The)	5.875	12/16/2036	116,901

	Semiconductors - 0.4%
100,000	Intel Corp.	2.700	12/15/2022	97,402

	Software - 0.8%
100,000	Microsoft Corp.	3.700	08/08/2046	92,712
100,000	Oracle Corp.	1.900	09/15/2021	96,173

				188,885

	Telecommunications - 0.8%
100,000	AT&T, Inc.	3.400	05/15/2025	93,180
100,000	Verizon Communications, Inc.	5.012	04/15/2049	97,146

				190,326

	Transportation - 0.4%
100,000	Burlington Northern Santa Fe LLC	3.050	09/01/2022	98,295

	Total Corporate Bonds and Notes (Cost $7,030,910)			6,624,933

	U.S. Government Sponsored Agency Mortgage-Backed Securities - 23.5%
	Collateralized Mortgage Obligations - 23.5%
118,899	Federal Home Loan Mortgage Corp. (FHLMC)	2.500	09/01/2028	116,146
205,136	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	11/01/2028	203,573
101,026	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	02/01/2043	99,985
196,224	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	05/01/2045	193,290
69,826	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2046	68,782
323,555	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	06/01/2046	308,898
216,496	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	08/01/2047	218,040

Schedule of Investments

$231,814	Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/01/2047	$227,564
148,052	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	09/01/2048	149,031
82,526	Federal National Mortgage Association (FNMA)	3.500	12/01/2028	83,122
136,682	Federal National Mortgage Association (FNMA)	2.500	02/01/2032	131,921
186,159	Federal National Mortgage Association (FNMA)	3.000	09/01/2032	184,240
89,680	Federal National Mortgage Association (FNMA)	3.500	01/01/2033	90,179
198,455	Federal National Mortgage Association (FNMA)	3.500	10/01/2042	196,434
204,149	Federal National Mortgage Association (FNMA)	3.500	08/01/2045	201,090
166,894	Federal National Mortgage Association (FNMA)	3.000	09/01/2046	159,363
172,224	Federal National Mortgage Association (FNMA)	3.000	12/01/2046	164,453
129,576	Federal National Mortgage Association (FNMA)	3.000	12/01/2046	124,031
221,862	Federal National Mortgage Association (FNMA)	3.500	08/01/2047	217,894
263,642	Federal National Mortgage Association (FNMA)	4.000	09/01/2047	265,368
350,953	Federal National Mortgage Association (FNMA)	4.000	10/01/2047	353,242
91,123	Federal National Mortgage Association (FNMA)	4.000	12/01/2047	91,799
88,030	Federal National Mortgage Association (FNMA)	5.000	05/01/2048	92,234
95,174	Government National Mortgage Association (GNMA)	3.500	04/20/2033	96,399
72,555	Government National Mortgage Association (GNMA)	3.500	04/20/2042	72,151
88,561	Government National Mortgage Association (GNMA)	4.000	11/15/2046	90,002
458,859	Government National Mortgage Association (GNMA)	3.000	11/20/2046	442,072
182,425	Government National Mortgage Association (GNMA)	4.000	05/20/2047	184,870
361,655	Government National Mortgage Association (GNMA)	3.500	08/20/2047	357,839
320,118	Government National Mortgage Association (GNMA)	3.500	09/20/2047	316,741
96,467	Government National Mortgage Association (GNMA)	5.000	05/20/2048	100,776

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,819,663)			5,601,529

	Sovereign Debt Obligations - 3.0%
	Canada - 0.4%
100,000	Province of Alberta Canada	2.200	07/26/2022	96,576

	Hungary - 0.9%
200,000	Hungary Government International Bond	5.375	02/21/2023	209,053

	Indonesia - 0.5%
100,000	Indonesia Government International Bond(a)	8.500	10/12/2035	131,645

	Japan - 0.8%
200,000	Japan Bank For International Cooperation	2.875	06/01/2027	191,478

	Mexico - 0.4%
100,000	Mexico Government International Bond, GMTN	4.750	03/08/2044	88,250

	Total Sovereign Debt Obligations (Cost $771,859)			717,002

	Commercial Mortgage-Backed Securities - 1.9%
100,000	COMM Mortgage Trust, Class A5, Series 2015-CR22	3.309	03/10/2048	97,760
200,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS2	3.498	07/15/2058	197,533
100,000	Wells Fargo Commercial Mortgage Trust, Class B, Series 2015-LC20	3.719	04/15/2050	97,341
50,000	WFRBS Commercial Mortgage Trust, Class C, Series 2012-C9	4.543	11/15/2045	49,605

	Total Commercial Mortgage-Backed Securities (Cost $460,752)			442,239

	U.S. Government Sponsored Agency Securities - 1.7%
100,000	Federal Home Loan Banks (FHLB)	2.625	05/28/2020	99,767
100,000	Federal Home Loan Mortgage Corp. (FHLMC)	2.375	01/13/2022	98,431
100,000	Federal National Mortgage Association (FNMA)	2.625	09/06/2024	97,974
100,000	Resolution Funding Corp., Series A	8.625	01/15/2021	111,765

	Total U.S. Government Sponsored Agency Securities (Cost $414,163)			407,937

	Asset-Backed Securities - 1.2%
200,000	Capital One Multi-Asset Execution Trust, Class A4, Series 2016-A4	1.330	06/15/2022	197,807
100,000	Ford Credit Auto Owner Trust 2018-Rev1, Class A, Series 2018-1(a)	3.190	07/15/2031	97,187

	Total Asset-Backed Securities (Cost $297,168)			294,994

Schedule of Investments

	Municipal Bonds - 0.6%
	Ad Valorem Property Tax - 0.6%
$100,000	California State Various Purpose Series 09 (Cost $152,199)	7.550%	04/01/2039	$141,573

	Total Investments in Securities (Cost $24,725,454) - 99.5%			23,674,046
	Other assets less liabilities - 0.5%			116,033

	Net Assets - 100.0%			$23,790,079

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $419,921, which represented 1.77% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities & others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of November 30, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. For the three months ended November 30, 2018, there were no material transfers in and out of Level 3.

All of the securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

Invesco California AMT-Free Municipal Bond ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco Treasury Collateral ETF

Invesco VRDO Tax-Free Weekly ETF

Invesco PureBetaSM US Aggregate Bond ETF

	Level 1	Level 2	Level 3	Total
Invesco Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$273,720,833	$—	$5,023,059	$278,743,892
Money Market Fund	263,609	—	—	263,609

Total Investments	$273,984,442	$—	$5,023,059	$279,007,501

Invesco 1-30 Laddered Treasury ETF
Investments in Securities
U.S. Treasury Securities	$—	$132,716,365	$—	$132,716,365
Money Market Fund	83,590	—	—	83,590

Total Investments	$83,590	$132,716,365	$—	$132,799,955

Invesco CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$680,710,048	$2,094,775	$—	$682,804,823

Invesco Fundamental High Yield® Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$852,973,466	$—	$852,973,466
Money Market Fund	1,981,293	—	—	1,981,293

Total Investments	$1,981,293	$852,973,466	$—	$854,954,759

Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$117,537,527	$—	$117,537,527
Money Market Fund	352,603	—	—	352,603

Total Investments	$352,603	$117,537,527	$—	$117,890,130

Invesco LadderRite 0-5 Year Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$12,090,765	$—	$12,090,765
Money Market Fund	190,004	—	—	190,004

Total Investments	$190,004	$12,090,765	$—	$12,280,769

Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Bonds	$—	$811,293,153	$—	$811,293,153
Corporate Bonds	—	7,725,905	—	7,725,905
Money Market Fund	1,710,010	—	—	1,710,010

Total Investments	$1,710,010	$819,019,058	$—	$820,729,068

	Level 1	Level 2	Level 3	Total
Invesco Variable Rate Preferred ETF
Investments in Securities
Corporate Bonds	$—	$1,201,593,888	$—	$1,201,593,888
Preferred Stocks & Other Equity Interests	437,291,571	—	—	437,291,571
Money Market Funds	11,408,066	—	—	11,408,066

Total Investments	$448,699,637	$1,201,593,888	$—	$1,650,293,525

Invesco Senior Loan ETF
Investments in Securities
Variable Rate Senior Loan Interests	$—	$5,521,777,559	$—	$5,521,777,559
Corporate Bonds	—	261,134,036	—	261,134,036
Money Market Fund	193,882,177	—	—	193,882,177

Total Investments	$193,882,177	$5,782,911,595	$—	$5,976,793,772

Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks	$22,792,224	$—	$42,090	$22,834,314

Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,852,470	$—	$4,780	$9,857,250

Invesco PureBetaSM MSCI USA Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,693,906	$610	$46	$2,694,562

Subsequent Event

At a meeting held on December 13, 2018, the Board of Trustees of the Trust approved the termination and winding down of Invesco DWA Momentum & Low Volatility Rotation ETF and Invesco S&P 500 Value with Momentum ETF, with the liquidation payment to shareholders expected to take place on or about February 27, 2019. Investors who have elected not to sell their shares before market close on February 20, 2019 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 27, 2019.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Invesco Exchange-Traded Fund Trust II

By: /s/ Daniel E. Draper

Name: Daniel E. Draper
Title: President

Date: 1/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel E. Draper

Name: Daniel E. Draper
Title: President

Date: 1/29/2019

By: /s/ Kelli Gallegos

Name: Kelli Gallegos
Title: Treasurer

Date: 1/29/2019